UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:

BlackRock Funds

            iShares Edge MSCI Min Vol EAFE Index Fund

            iShares Edge MSCI Min Vol USA Index Fund

            iShares Edge MSCI Multifactor Intl Index Fund

            iShares Edge MSCI Multifactor USA Index Fund

            iShares Edge MSCI USA Momentum Factor Index Fund

            iShares Edge MSCI USA Quality Factor Index Fund

            iShares Edge MSCI USA Size Factor Index Fund

            iShares Edge MSCI USA Value Factor Index Fund

            iShares MSCI Asia ex Japan Index Fund

            iShares MSCI Developed World Index Fund

            iShares Russell Mid-Cap Index Fund

            iShares Russell Small/Mid-Cap Index Fund

            iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

              East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Australia — 6.0%
AGL Energy Ltd.	15,535	$198,389
Amcor Ltd.	39,417	371,947
Aurizon Holdings Ltd.	36,062	107,441
Australia & New Zealand Banking Group Ltd.	3,463	63,742
Brambles Ltd.	17,231	129,800
Caltex Australia Ltd.	12,562	251,351
Coca-Cola Amatil Ltd.	11,140	78,400
Cochlear Ltd.	2,310	291,090
Commonwealth Bank of Australia	13,619	669,658
CSL Ltd.	5,615	749,586
Dexus	20,151	145,597
Flight Centre Travel Group Ltd.	1,541	50,833
Goodman Group	31,407	230,824
Insurance Australia Group Ltd.(a)	45,469	219,918
Medibank Pvt Ltd.	63,607	126,118
Mirvac Group	142,215	218,760
National Australia Bank Ltd.	5,169	92,574
Newcrest Mining Ltd.	25,525	373,640
Scentre Group	80,919	227,970
Sonic Healthcare Ltd.	35,041	560,826
Stockland	35,611	91,097
Sydney Airport(b)	22,104	101,028
Telstra Corp. Ltd.	145,789	318,904
Transurban Group(b)	71,660	576,387
Vicinity Centres	118,272	221,863
Wesfarmers Ltd.	31,716	1,050,361
Westpac Banking Corp.	6,203	117,831
Woolworths Group Ltd.	42,167	851,073

		8,487,008
Belgium — 2.7%
Ageas	3,570	178,625
Colruyt SA	12,180	708,196
Groupe Bruxelles Lambert SA	13,163	1,224,200
KBC Group NV	3,610	248,787
Proximus SADP	30,598	779,572
UCB SA	8,096	679,902

		3,819,282
Denmark — 4.8%
Carlsberg A/S, Class B	2,920	322,124
Chr Hansen Holding A/S	9,792	988,424
Coloplast A/S, Class B	7,730	721,314
Danske Bank A/S	32,836	628,436
DSV A/S	7,403	593,902
H Lundbeck A/S	9,966	464,831
ISS A/S	9,949	326,737
Novo Nordisk A/S, Class B	11,682	504,505
Orsted A/S(c)	15,243	966,570
Pandora A/S	4,018	251,380
Tryg A/S	22,450	541,179

Security	Shares	Value
Denmark (continued)
William Demant Holding A/S(a)	13,567	$445,971

		6,755,373
Finland — 1.6%
Elisa OYJ	20,913	832,045
Neste OYJ	2,370	194,613
Sampo OYJ, Class A	27,641	1,271,128

		2,297,786
France — 6.1%
Aeroports de Paris	3,857	806,703
Air Liquide SA	3,307	399,771
Danone SA	7,469	528,905
Dassault Aviation SA	50	82,967
Dassault Systemes SA	7,398	926,115
EssilorLuxottica SA	1,810	247,207
Eutelsat Communications SA	3,873	78,446
Hermes International	2,419	1,381,011
L’Oreal SA	4,215	949,666
Orange SA	4,674	72,953
Pernod Ricard SA	2,219	338,368
Sanofi	12,473	1,114,594
SEB SA	393	56,351
Sodexo SA	4,887	498,850
Thales SA	7,351	938,855
TOTAL SA	5,391	316,319

		8,737,081
Germany — 4.3%
adidas AG	360	84,659
Axel Springer SE	970	64,415
Beiersdorf AG	6,750	697,932
Deutsche Lufthansa AG, Registered Shares	3,660	73,468
Deutsche Telekom AG, Registered Shares	5,142	84,337
Fraport AG Frankfurt Airport Services Worldwide	823	63,557
Fresenius Medical Care AG & Co. KGaA	7,226	567,360
Hannover Rueck SE	1,541	207,235
Henkel AG & Co. KGaA	4,192	410,639
Innogy SE(a)	14,208	592,533
Innogy SE(c)	172	7,596
MAN SE	7,145	744,311
Merck KGaA	3,889	416,136
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,991	857,209
SAP SE	4,893	523,910
Symrise AG	1,066	89,296
TUI AG	4,152	68,887
Uniper SE	17,412	502,482

		6,055,962
Hong Kong — 8.9%
BOC Hong Kong Holdings Ltd.	73,000	273,291

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Security	Shares	Value
Hong Kong (continued)
CK Infrastructure Holdings Ltd.	91,000	$665,995
CLP Holdings Ltd.	192,500	2,157,045
Dairy Farm International Holdings Ltd.	35,400	319,812
Hang Seng Bank Ltd.	64,000	1,500,644
HK Electric Investments & HK Electric Investments Ltd.(b)(d)	540,500	514,174
HKT Trust & HKT Ltd.(b)	768,000	1,059,201
Hong Kong & China Gas Co. Ltd.	1,064,940	2,034,182
Jardine Matheson Holdings Ltd.	8,600	496,593
Jardine Strategic Holdings Ltd.	8,700	292,255
Link REIT	59,500	528,782
MTR Corp. Ltd.	304,500	1,477,505
PCCW Ltd.	618,000	339,325
Power Assets Holdings Ltd.	141,000	941,586
Yue Yuen Industrial Holdings Ltd.	26,000	71,390

		12,671,780
Ireland — 1.4%
AIB Group PLC	28,748	138,603
James Hardie Industries PLC	10,027	133,939
Kerry Group PLC, Class A	12,601	1,291,664
Paddy Power Betfair PLC	642	55,410
Ryanair Holdings PLC, ADR(a)(d)	5,004	414,331

		2,033,947
Israel — 1.5%
Bank Hapoalim BM	77,571	524,779
Bank Leumi Le-Israel BM	110,297	687,779
Check Point Software Technologies Ltd.(a)(d)	3,523	391,053
Mizrahi Tefahot Bank Ltd.	23,577	396,814
NICE Ltd.(a)	1,483	157,357

		2,157,782
Italy — 0.3%
Luxottica Group SpA	4,457	279,914
Moncler SpA	1,623	56,363
Snam SpA	24,694	102,099

		438,376
Japan — 28.7%
ABC-Mart, Inc.	6,700	391,715
Ajinomoto Co., Inc.	17,200	277,874
ANA Holdings, Inc.	23,400	786,839
Aozora Bank Ltd.	3,300	113,871
Asahi Group Holdings Ltd.	10,600	465,818
Astellas Pharma, Inc.	70,100	1,083,059
Benesse Holdings, Inc.	8,800	245,420
Canon, Inc.	48,800	1,389,990
Central Japan Railway Co.	2,400	460,581
Chugai Pharmaceutical Co. Ltd.	3,300	193,204
Chugoku Electric Power Co., Inc.	8,100	104,188
Coca-Cola Bottlers Japan Holdings, Inc.	2,400	62,811

Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	19,100	$730,063
Daito Trust Construction Co. Ltd.	4,300	566,905
Daiwa House REIT Investment Corp.	196	429,518
East Japan Railway Co.	8,300	724,903
Eisai Co. Ltd.	3,600	299,809
FamilyMart UNY Holdings Co. Ltd.	3,100	359,321
Hankyu Hanshin Holdings, Inc.	5,800	191,578
Hikari Tsushin, Inc.	1,200	209,585
Japan Airlines Co. Ltd.	23,600	837,591
Japan Post Bank Co. Ltd.	36,200	422,047
Japan Post Holdings Co. Ltd.	42,000	498,056
Japan Prime Realty Investment Corp.	169	603,018
Japan Real Estate Investment Corp.	167	861,861
Japan Retail Fund Investment Corp.	334	616,896
Japan Tobacco, Inc.	13,800	354,595
Kamigumi Co. Ltd.	5,500	113,491
Kao Corp.	8,500	565,439
KDDI Corp.	23,300	563,856
Keikyu Corp.(d)	9,900	146,519
Keyence Corp.	1,000	488,520
Kintetsu Group Holdings Co. Ltd.	2,100	80,669
Kirin Holdings Co. Ltd.	15,200	362,710
Kyowa Hakko Kirin Co. Ltd.	4,000	77,467
Kyushu Railway Co.	25,700	789,247
Lawson, Inc.	10,200	647,470
Maruichi Steel Tube Ltd.	4,200	121,019
McDonald’s Holdings Co. Japan Ltd.	13,400	589,765
MEIJI Holdings Co. Ltd.	6,600	437,908
Mitsubishi Tanabe Pharma Corp.	46,000	679,463
Mizuho Financial Group, Inc.	209,600	359,959
Nagoya Railroad Co. Ltd.	23,400	565,140
NH Foods Ltd.	2,100	72,420
Nikon Corp.	8,100	141,204
Nippon Building Fund, Inc.	161	920,056
Nippon Prologis REIT, Inc.	354	712,569
Nippon Telegraph & Telephone Corp.	40,200	1,657,792
Nissan Motor Co. Ltd.	76,800	698,708
Nissin Foods Holdings Co. Ltd.	11,700	754,409
Nitori Holdings Co. Ltd.	3,700	483,121
Nomura Real Estate Master Fund, Inc.	476	616,552
NTT DOCOMO, Inc.	84,600	2,097,982
Ono Pharmaceutical Co. Ltd.	11,300	256,438
Oracle Corp. Japan	7,300	494,130
Oriental Land Co. Ltd.	13,100	1,232,363
Osaka Gas Co. Ltd.	4,700	85,944
Otsuka Corp.	15,900	527,385
Otsuka Holdings Co. Ltd.	13,300	636,112
Park24 Co. Ltd.	11,300	297,282
Recruit Holdings Co. Ltd.	7,100	190,561
Ryohin Keikaku Co. Ltd.	700	185,031
Sankyo Co. Ltd.	9,200	351,263
Secom Co. Ltd.	8,200	671,347
Seven & i Holdings Co. Ltd.	5,025	217,582

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Security	Shares	Value
Japan (continued)
Shimamura Co. Ltd.	4,400	$370,104
Shimano, Inc.	1,000	136,575
Shionogi & Co. Ltd.	5,500	351,690
Suntory Beverage & Food Ltd.	22,500	916,985
Taisho Pharmaceutical Holdings Co. Ltd.	7,000	746,385
Takeda Pharmaceutical Co. Ltd.	15,800	655,060
Terumo Corp.	6,800	367,077
Tobu Railway Co. Ltd.	15,300	425,533
Tokyo Gas Co. Ltd.	12,100	297,574
Toray Industries, Inc.	32,300	229,113
Toyo Suisan Kaisha Ltd.	17,900	615,305
Tsuruha Holdings, Inc.	3,100	323,547
Unicharm Corp.	5,300	143,782
United Urban Investment Corp.	487	740,366
USS Co. Ltd.	4,300	77,537
West Japan Railway Co.	5,600	376,643
Yakult Honsha Co. Ltd.	1,100	77,893
Yamada Denki Co. Ltd.	123,900	584,232
Yamaguchi Financial Group, Inc.	6,000	63,175
Yamazaki Baking Co. Ltd.	5,500	99,138

		40,767,723
Luxembourg — 0.4%
RTL Group SA	7,873	505,323

Netherlands — 1.0%
Heineken NV	3,066	275,840
Koninklijke Ahold Delhaize NV	20,605	471,659
NN Group NV	3,447	148,008
NXP Semiconductors NV	2,359	176,901
Royal Dutch Shell PLC, Class A	13,169	419,539

		1,491,947
New Zealand — 0.6%
Auckland International Airport Ltd.	17,535	80,189
Fisher & Paykel Healthcare Corp. Ltd.	13,309	118,388
Meridian Energy Ltd.	112,545	230,874
Ryman Healthcare Ltd.	20,060	158,944
Spark New Zealand Ltd.	121,102	312,760

		901,155
Norway — 0.4%
Gjensidige Forsikring ASA	12,915	199,835
Marine Harvest ASA	11,778	285,149
Orkla ASA	10,838	93,525

		578,509
Singapore — 3.6%
CapitaLand Mall Trust	348,500	530,804
DBS Group Holdings Ltd.	47,500	805,952
Oversea-Chinese Banking Corp. Ltd.	145,600	1,131,087
SATS Ltd.	104,700	376,811
Singapore Airlines Ltd.	109,300	749,260
Singapore Telecommunications Ltd.	422,600	965,303

Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.	33,735	$596,451

		5,155,668
Sweden — 1.3%
Hennes & Mauritz AB, Class B	9,143	161,491
ICA Gruppen AB	6,767	239,413
Svenska Handelsbanken AB, Class A	6,537	71,056
Swedbank AB, Class A	8,878	199,706
Swedish Match AB	11,238	572,449
Telia Co. AB	140,829	633,940

		1,878,055
Switzerland — 13.8%
Baloise Holding AG, Registered Shares	4,906	701,229
Barry Callebaut AG, Registered Shares	232	453,462
Chocoladefabriken Lindt & Spruengli AG	125	861,786
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	399,146
Cie Financiere Richemont SA, Registered Shares	1,080	78,938
Givaudan SA, Registered Shares	554	1,342,850
Kuehne + Nagel International AG, Registered Shares	9,699	1,348,012
Nestle SA, Registered Shares	25,648	2,165,283
Novartis AG, Registered Shares	26,536	2,323,818
Partners Group Holding AG	1,420	1,010,976
Roche Holding AG	7,964	1,938,138
Schindler Holding AG, Registered Shares	608	126,256
Sika AG, Registered Shares	3,244	415,954
Sonova Holding AG, Registered Shares	3,891	634,560
Swiss Life Holding AG, Registered Shares(a)	2,225	839,303
Swiss Prime Site AG, Registered Shares(a)	9,096	738,080
Swiss Re AG	17,494	1,578,531
Swisscom AG, Registered Shares	3,506	1,605,333
Zurich Insurance Group AG	3,270	1,015,273

		19,576,928
United Kingdom — 11.7%
Admiral Group PLC	11,041	283,820
AstraZeneca PLC	14,987	1,146,350
BAE Systems PLC	89,350	599,117
BP PLC	25,007	180,644
British American Tobacco PLC	7,812	338,652
BT Group PLC	58,110	177,933
Bunzl PLC	3,543	104,518
Burberry Group PLC	7,078	163,781
Carnival PLC	7,874	429,176
Compass Group PLC	85,468	1,681,052
Croda International PLC	2,918	179,736
Diageo PLC	37,660	1,301,963
Direct Line Insurance Group PLC	125,274	526,436

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Security	Shares	Value
United Kingdom (continued)
Experian PLC	3,559	$81,854
GlaxoSmithKline PLC	72,624	1,406,564
HSBC Holdings PLC	100,943	830,721
Imperial Brands PLC	11,114	376,460
Kingfisher PLC	86,309	280,259
National Grid PLC	121,245	1,280,837
Pearson PLC	12,652	145,346
Randgold Resources Ltd.	3,299	259,479
Reckitt Benckiser Group PLC	7,736	625,565
RELX PLC	62,856	1,243,081
Royal Mail PLC	83,800	384,720
RSA Insurance Group PLC	79,002	568,186
Severn Trent PLC	2,583	61,383
Smith & Nephew PLC	42,475	690,425
SSE PLC	28,065	409,059
Unilever PLC	3,154	167,066
United Utilities Group PLC	7,540	69,871

Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	305,489	$574,484

		16,568,538

Total Long-Term Investments — 99.1% (Cost — $137,920,382)		140,878,223

Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(e)(f)(g)	426,446	426,532
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(f)(g)	383,202	383,202

Total Short-Term Securities — 0.6% (Cost — $809,729)		809,734

Total Investments — 99.7% (Cost — $138,730,111)		141,687,957
Other Assets Less Liabilities — 0.3%		493,502

Net Assets — 100.0%		$142,181,459

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	583,404	(156,958)	426,446	$426,532	$2,999	(b)	$128	$(101)
BlackRock Cash Funds: Treasury, SL Agency Shares	97,865	285,337	383,202	383,202	990		—	—

				$809,734	$3,989		$128	(101)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Portfolio Abbreviations

ADR      American Depositary Receipts

FTSE    Financial Times Stock Exchange

MSCI    Morgan Stanley Capital International

REIT     Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)

Long Contracts:
Nikkei 225 Index	4	12/13/18	$387	$(5,037)
SPI 200 Index	3	12/20/18	308	(5,352)
FTSE 100 Index	6	12/21/18	545	7,545

				$(2,844)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$219,918	$8,267,090	$—	$8,487,008
Belgium	—	3,819,282	—	3,819,282
Denmark	251,380	6,503,993	—	6,755,373
Finland	—	2,297,786	—	2,297,786
France	82,967	8,654,114	—	8,737,081
Germany	592,533	5,463,429	—	6,055,962
Hong Kong	514,174	12,157,606	—	12,671,780
Ireland	1,761,405	272,542	—	2,033,947
Israel	391,053	1,766,729	—	2,157,782
Italy	—	438,376	—	438,376
Japan	—	40,767,723	—	40,767,723
Luxembourg	—	505,323	—	505,323
Netherlands	176,901	1,315,046	—	1,491,947
New Zealand	—	901,155	—	901,155
Norway	—	578,509	—	578,509
Singapore	—	5,155,668	—	5,155,668
Sweden	—	1,878,055	—	1,878,055
Switzerland	399,146	19,177,782	—	19,576,928
United Kingdom	—	16,568,538	—	16,568,538
Short-Term Securities	809,734	—	—	809,734

	$5,199,211	$136,488,746	$—	$141,687,957

Derivative Financial Instruments(a)
Assets:
Equity contracts	$7,545	$—	$—	$7,545
Liabilities:
Equity contracts	(10,389)	—	—	(10,389)

	$(2,844)	$—	$—	$(2,844)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 4.9%
General Dynamics Corp.	254	$43,835
Harris Corp.	511	75,991
L3 Technologies, Inc.	102	19,326
Lockheed Martin Corp.	582	171,021
Northrop Grumman Corp.	650	170,268
Raytheon Co.	903	158,061
Rockwell Collins, Inc.	874	111,889
United Technologies Corp.	76	9,440

		759,831
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	730	64,992
Expeditors International of Washington, Inc.	1,079	72,487
United Parcel Service, Inc., Class B	101	10,761

		148,240
Banks — 0.2%
U.S. Bancorp	477	24,933

Beverages — 3.3%
Brown-Forman Corp., Class B	259	12,002
Coca-Cola Co.	4,721	226,042
Constellation Brands, Inc., Class A	322	64,152
PepsiCo, Inc.	1,877	210,937

		513,133
Capital Markets — 0.4%
CME Group, Inc.	302	55,338

Chemicals — 0.6%
Ecolab, Inc.	376	57,584
International Flavors & Fragrances, Inc.	130	18,806
Sherwin-Williams Co.	50	19,674

		96,064
Commercial Services & Supplies — 2.9%
Republic Services, Inc.	2,786	202,487
Waste Connections, Inc.	296	22,626
Waste Management, Inc.	2,494	223,138

		448,251
Communications Equipment — 2.6%
Cisco Systems, Inc.	3,225	147,544
CommScope Holding Co., Inc.(a)	299	7,194
F5 Networks, Inc.(a)	371	65,029
Motorola Solutions, Inc.	1,272	155,896
Palo Alto Networks, Inc.(a)	154	28,188

		403,851
Containers & Packaging — 0.1%
Avery Dennison Corp.	71	6,441

Security	Shares	Value
Containers & Packaging (continued)
Ball Corp.	207	$9,274

		15,715
Distributors — 0.1%
Genuine Parts Co.	184	18,017

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(a)	610	125,221

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	6,600	202,488
Verizon Communications, Inc.	3,736	213,288
Zayo Group Holdings, Inc.(a)	671	20,050

		435,826
Electric Utilities — 5.4%
Alliant Energy Corp.	361	15,516
American Electric Power Co., Inc.	957	70,206
Duke Energy Corp.	1,991	164,516
Edison International	269	18,666
Evergy, Inc.	741	41,489
Eversource Energy	575	36,374
NextEra Energy, Inc.	1,083	186,817
PPL Corp.	305	9,272
Southern Co.	3,305	148,824
Xcel Energy, Inc.	3,094	151,637

		843,317
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	1,482	132,639
FLIR Systems, Inc.	456	21,117

		153,756
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	399	20,473

Equity Real Estate Investment Trusts (REITs) — 8.2%
American Tower Corp.	520	81,021
AvalonBay Communities, Inc.	748	131,184
Boston Properties, Inc.	76	9,178
Camden Property Trust(b)	714	64,453
Crown Castle International Corp.(b)	1,183	128,639
Digital Realty Trust, Inc.(b)	302	31,185
Duke Realty Corp.	777	21,422
Equinix, Inc.	116	43,934
Equity Residential	1,683	109,328
Essex Property Trust, Inc.	219	54,921
Extra Space Storage, Inc.(b)	90	8,105
Federal Realty Investment Trust	381	47,263
Invitation Homes, Inc.	923	20,195
Mid-America Apartment Communities, Inc.	346	33,808
National Retail Properties, Inc.	732	34,221
Public Storage	732	150,404
Realty Income Corp.	1,498	90,285
Regency Centers Corp.	190	12,038

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	312	$57,258
UDR, Inc.	1,976	77,439
Ventas, Inc.	460	26,698
Welltower, Inc.	678	44,796

		1,277,775
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	143	32,694
Sysco Corp.	788	56,208
Walmart, Inc.	986	98,876

		187,778
Food Products — 2.6%
Campbell Soup Co.	1,202	44,967
Conagra Brands, Inc.	624	22,214
Hershey Co.	575	61,611
Hormel Foods Corp.	835	36,440
Ingredion, Inc.	131	13,255
J.M. Smucker Co.	79	8,557
Kellogg Co.	1,319	86,368
McCormick & Co., Inc.	891	128,304
Tyson Foods, Inc., Class A	128	7,670

		409,386
Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	530	36,538
Baxter International, Inc.	1,581	98,828
Becton Dickinson & Co.	406	93,583
Boston Scientific Corp.(a)	2,149	77,665
Cooper Cos., Inc.(b)	177	45,721
Danaher Corp.	1,225	121,765
Medtronic PLC	1,630	146,407
Stryker Corp.	798	129,451
Varian Medical Systems, Inc.(a)	78	9,311
Zimmer Biomet Holdings, Inc.	68	7,724

		766,993
Health Care Providers & Services — 4.2%
Aetna, Inc.	487	96,621
Anthem, Inc.	218	60,074
Cigna Corp.	328	70,130
CVS Health Corp.	166	12,017
HCA Healthcare, Inc.	274	36,587
Henry Schein, Inc.(a)	284	23,572
Humana, Inc.	233	74,656
Laboratory Corp. of America Holdings(a)	490	78,669
Quest Diagnostics, Inc.	372	35,009
UnitedHealth Group, Inc.	598	156,287

Security	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	139	$16,897

		660,519
Health Care Technology — 0.0%
Cerner Corp.(a)	130	7,446

Hotels, Restaurants & Leisure — 3.3%
Aramark	1,119	40,194
Darden Restaurants, Inc.	352	37,506
McDonald’s Corp.	1,365	241,468
Starbucks Corp.	1,317	76,742
Vail Resorts, Inc.	60	15,079
Yum! Brands, Inc.	1,166	105,418

		516,407
Household Products — 2.7%
Church & Dwight Co., Inc.	1,196	71,007
Clorox Co.	510	75,709
Colgate-Palmolive Co.	753	44,841
Kimberly-Clark Corp.	472	49,230
Procter & Gamble Co.	2,086	184,986

		425,773
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	356	51,556

Insurance — 7.2%
Aflac, Inc.	1,555	66,974
Alleghany Corp.	14	8,409
Allstate Corp.	1,048	100,315
Aon PLC	420	65,596
Arch Capital Group Ltd.(a)	4,017	113,962
Axis Capital Holdings Ltd.	625	34,869
Chubb Ltd.	1,086	135,652
Cincinnati Financial Corp.	340	26,738
Everest Re Group Ltd.	213	46,404
FNF Group	547	18,297
Markel Corp.(a)	104	113,697
Marsh & McLennan Cos., Inc.	1,170	99,157
Progressive Corp.	1,328	92,562
RenaissanceRe Holdings Ltd.	507	61,935
Travelers Cos., Inc.	593	74,202
W.R. Berkley Corp.	847	64,287

		1,123,056
Internet Software & Services — 1.6%
Alphabet, Inc., Class A(a)	56	61,072
eBay, Inc.(a)	1,224	35,533
Facebook, Inc., Class A(a)	536	81,359
VeriSign, Inc.(a)	455	64,856

		242,820
IT Services — 11.4%
Accenture PLC, Class A	1,269	200,020
Automatic Data Processing, Inc.	889	128,087

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Broadridge Financial Solutions, Inc.	1,357	$158,688
Cognizant Technology Solutions Corp., Class A	1,008	69,582
Fidelity National Information Services, Inc.	1,342	139,702
Fiserv, Inc.(a)	2,619	207,687
International Business Machines Corp.	653	75,376
Jack Henry & Associates, Inc.	971	145,485
Mastercard, Inc., Class A	1,021	201,821
Paychex, Inc.	1,965	128,688
Visa, Inc., Class A	1,763	243,029
Worldpay, Inc., Class A(a)	818	75,125

		1,773,290
Leisure Products — 0.1%
Hasbro, Inc.	172	15,774

Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(a)(b)	130	15,981
Thermo Fisher Scientific, Inc.	283	66,123

		82,104
Media — 1.5%
Comcast Corp., Class A	2,254	85,968
Liberty Broadband Corp., Class C(a)	155	12,854
Omnicom Group, Inc.	231	17,168
Sirius XM Holdings, Inc.	4,841	29,143
Walt Disney Co.	835	95,883

		241,016
Metals & Mining — 1.2%
Newmont Mining Corp.	5,863	181,284

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp.	4,919	87,755
Annaly Capital Management, Inc.	11,325	111,778

		199,533
Multi-Utilities — 2.6%
CMS Energy Corp.	651	32,238
Consolidated Edison, Inc.	2,248	170,848
Dominion Energy, Inc.	1,265	90,346
DTE Energy Co.	72	8,093
Sempra Energy	72	7,929
WEC Energy Group, Inc.	1,316	90,014

		399,468
Multiline Retail — 0.3%
Dollar General Corp.	345	38,426
Target Corp.	129	10,788

		49,214
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	666	74,359
Exxon Mobil Corp.	2,068	164,778

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	444	$29,779

		268,916
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	398	54,701

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	469	23,703
Eli Lilly & Co.	1,546	167,648
Johnson & Johnson	1,656	231,824
Merck & Co., Inc.	2,102	154,728
Pfizer, Inc.	5,708	245,787
Zoetis, Inc.	466	42,010

		865,700
Professional Services — 0.3%
Verisk Analytics, Inc.(a)	359	43,023

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	1,407	65,960
Texas Instruments, Inc.	533	49,478
Xilinx, Inc.	116	9,903

		125,341
Software — 3.3%
Adobe, Inc.(a)	33	8,110
ANSYS, Inc.(a)	420	62,811
CDK Global, Inc.	181	10,360
Dell Technologies, Inc., Class V(a)	330	29,829
Electronic Arts, Inc.(a)	245	22,290
Intuit, Inc.	298	62,878
Microsoft Corp.	1,341	143,232
Oracle Corp.	1,564	76,386
salesforce.com, Inc.(a)	196	26,899
Synopsys, Inc.(a)	883	79,055

		521,850
Specialty Retail — 2.9%
AutoZone, Inc.(a)	88	64,545
Home Depot, Inc.	692	121,709
O’Reilly Automotive, Inc.(a)	87	27,905
Ross Stores, Inc.	401	39,699
TJX Cos., Inc.	1,709	187,785
Ulta Salon Cosmetics & Fragrance, Inc.(a)	38	10,432

		452,075
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	264	57,779

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	690	51,777
Tapestry, Inc.	1,200	50,772

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	436	$36,136

		138,685
Tobacco — 1.3%
Altria Group, Inc.	2,119	137,820
Philip Morris International, Inc.	768	67,638

		205,458
Water Utilities — 0.3%
American Water Works Co., Inc.	458	40,547

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	315	21,593

Total Common Stocks — 99.1% (Cost — $14,150,008)		15,468,826

Security	Shares	Value
Investment Companies — 0.5%
Equity Fund — 0.5%
iShares Edge MSCI Min Vol USA ETF(e)	1,421	$77,772

Total Investment Companies — 0.5% (Cost — $77,717)		77,772

Total Long-Term Investments — 99.6% (Cost — $14,227,725)		15,546,598

Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	$47,585	47,594
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(e)	62,450	62,450

Total Short-Term Securities — 0.7% (Cost — $110,040)		110,044

Total Investments — 100.3% (Cost — $14,337,765)		15,656,642
Liabilities in Excess of Other Assets — (0.3)%		(53,932)

Net Assets — 100.0%		$15,602,710

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	122,941	—		(75,356	)(b)	47,585	$47,594	$95	(c)	$—	$(12)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,289	41,161	(d)	—		62,450	62,450	617		—	—
iShares Edge MSCI Min Vol USA ETF	895	2,142		(1,616)		1,421	77,772	422		(2,129)	(412)

							$187,816	$1,134		$(2,129)	$(424)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Min Vol USA Index Fund

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CME     Chicago Mercantile Exchange

ETF      Exchange-Traded Fund

MSCI    Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Common Stocks	$15,468,826	$—	$—	$15,468,826
Investment Companies	77,772	—	—	77,772
Short-Term Securities	110,044	—	—	110,044

	$15,656,642	$—	$—	$15,656,642

(a)	See above Schedule of Investments for values in sector.

During the period ended October 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Australia — 6.9%
Bendigo & Adelaide Bank Ltd.	3,980	$28,921
BHP Billiton PLC	3,673	73,271
BlueScope Steel Ltd.	4,405	45,154
Caltex Australia Ltd.	2,117	42,359
CIMIC Group Ltd.	789	26,491
Cochlear Ltd.	455	57,336
Dexus	7,759	56,061
Flight Centre Travel Group Ltd.	419	13,822
Fortescue Metals Group Ltd.	12,220	34,782
GPT Group	13,735	50,232
Harvey Norman Holdings Ltd.	4,248	9,616
Lend Lease Group(a)	4,414	55,124
Medibank Pvt Ltd.	22,351	44,317
Mirvac Group	30,797	47,373
REA Group Ltd.	403	20,510
Rio Tinto Ltd.	3,234	175,969

		781,338
Belgium — 1.9%
Ageas	1,531	76,603
Colruyt SA	465	27,037
Proximus SADP	1,234	31,440
UCB SA	1,009	84,736

		219,816
Canada — 5.6%
CAE, Inc.	1,993	35,153
CI Financial Corp.	2,247	33,233
Constellation Software, Inc.	163	112,180
Empire Co. Ltd., Class A	1,408	25,615
Husky Energy, Inc.	2,855	40,360
Industrial Alliance Insurance & Financial Services, Inc.	781	27,610
Linamar Corp.	374	15,486
Magna International, Inc.	2,663	131,102
Methanex Corp.	544	35,228
Metro, Inc.	2,005	62,917
Teck Resources Ltd., Class B	4,152	85,819
West Fraser Timber Co. Ltd.	480	24,116

		628,819
China — 0.2%
Minth Group Ltd.	6,000	19,495

Denmark — 1.5%
H Lundbeck A/S	564	26,306
Orsted A/S(b)	1,433	90,868
Tryg A/S	880	21,213

Security	Shares	Value
Denmark (continued)
William Demant Holding A/S(c)	791	$26,001

		164,388
Finland — 0.4%
Elisa OYJ	1,088	43,287
Orion OYJ, Class B	2	69

		43,356
France — 9.9%
Amundi SA(b)	462	27,446
Arkema SA	528	55,394
Atos SE	737	63,034
AXA SA	9,843	246,338
BioMerieux	311	23,716
Cie Generale des Etablissements Michelin SCA	1,353	138,513
CNP Assurances	1,312	29,241
Faurecia SA	596	28,893
Ipsen SA	297	41,180
Peugeot SA	4,637	110,225
Renault SA	1,459	108,949
SCOR SE	1,329	61,414
Societe BIC SA	208	19,912
Thales SA	801	102,302
UbiSoft Entertainment SA(c)	646	57,948

		1,114,505
Germany — 4.1%
Covestro AG(b)	1,561	100,667
Deutsche Lufthansa AG, Registered Shares	1,915	38,440
Fraport AG Frankfurt Airport Services Worldwide	167	12,897
Hannover Rueck SE	453	60,920
HUGO BOSS AG	478	34,160
METRO AG	1,363	20,504
MTU Aero Engines AG	281	59,665
OSRAM Licht AG	610	24,715
TUI AG	3,446	57,173
Uniper SE	1,662	47,963

		457,104
Hong Kong — 6.7%
ASM Pacific Technology Ltd.	2,100	18,213
Hang Lung Group Ltd.	7,000	17,234
HK Electric Investments & HK Electric Investments Ltd.(a)	20,500	19,502
Hongkong Land Holdings Ltd.	9,500	56,259
Hysan Development Co. Ltd.	5,000	23,448
Kerry Properties Ltd.	5,500	17,316
Link REIT	17,500	155,524
NWS Holdings Ltd.	12,635	25,078
Sino Land Co. Ltd.	24,235	38,073
Sun Hung Kai Properties Ltd.	11,500	149,456
Swire Pacific Ltd., Class A	4,000	41,555

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Swire Properties Ltd.	9,200	$31,439
Techtronic Industries Co. Ltd.	11,000	51,796
WH Group Ltd.(b)	68,000	47,754
Wharf Holdings Ltd.	7,000	17,499
Wheelock & Co. Ltd.	7,000	37,422
Yue Yuen Industrial Holdings Ltd.	3,000	8,237

		755,805
Israel — 1.3%
Bank Hapoalim BM	9,030	61,089
Bank Leumi Le-Israel BM	11,278	70,326
Mizrahi Tefahot Bank Ltd.	1,064	17,908

		149,323
Italy — 0.4%
Moncler SpA	1,452	50,425

Japan — 26.6%
Aeon Mall Co. Ltd.	900	16,622
AGC, Inc.	1,500	49,132
Air Water, Inc.	1,100	17,819
Alfresa Holdings Corp.	1,400	37,340
ANA Holdings, Inc.	900	30,263
Asahi Kasei Corp.	9,500	113,985
Astellas Pharma, Inc.	2,000	30,900
Bank of Kyoto Ltd.	400	17,961
Brother Industries Ltd.	1,800	32,943
Chiba Bank Ltd.	4,900	30,999
Daicel Corp.	2,200	23,274
Daifuku Co. Ltd.	800	34,357
Daito Trust Construction Co. Ltd.	500	65,919
Disco Corp.	200	31,792
Electric Power Development Co. Ltd.	700	19,058
Hikari Tsushin, Inc.	200	34,931
Hisamitsu Pharmaceutical Co., Inc.	500	28,174
Hitachi Chemical Co. Ltd.	800	12,610
Hitachi High-Technologies Corp.	500	18,765
Hitachi Ltd.	7,400	226,219
Hitachi Metals Ltd.	200	2,352
Idemitsu Kosan Co. Ltd.	1,100	49,833
Inpex Corp.	7,500	85,399
ITOCHU Corp.	11,400	211,424
Japan Airlines Co. Ltd.	900	31,942
JSR Corp.	1,500	22,355
JXTG Holdings, Inc.	24,000	162,168
Kajima Corp.	3,500	45,068
Kakaku.com, Inc.	1,100	19,923
Kamigumi Co. Ltd.	900	18,571
Kaneka Corp.	400	16,718
Koito Manufacturing Co. Ltd.	800	38,085
Konami Holdings Corp.	800	30,520
Konica Minolta, Inc.	3,700	36,624

Security	Shares	Value
Japan (continued)
Kose Corp.	100	$14,945
Kuraray Co. Ltd.	2,700	37,086
Kurita Water Industries Ltd.	800	19,704
Marubeni Corp.	12,600	102,169
Maruichi Steel Tube Ltd.	400	11,526
Medipal Holdings Corp.	1,400	29,968
Mitsubishi Gas Chemical Co., Inc.	1,400	23,501
Mitsubishi Tanabe Pharma Corp.	2,100	31,019
Nabtesco Corp.	900	19,756
NEC Corp.	2,100	60,281
Nexon Co. Ltd.(c)	2,400	27,377
NH Foods Ltd.	700	24,140
Nippon Electric Glass Co. Ltd.	600	15,117
Nippon Express Co. Ltd.	500	31,554
Nisshin Seifun Group, Inc.	1,500	29,847
Obayashi Corp.	5,000	44,141
Obic Co. Ltd.	300	27,312
Oracle Corp. Japan	300	20,307
Otsuka Corp.	600	19,901
Pola Orbis Holdings, Inc.	700	18,700
Sekisui Chemical Co. Ltd.	3,100	48,750
Shimamura Co. Ltd.	200	16,823
Sompo Holdings, Inc.	2,500	103,114
Stanley Electric Co. Ltd.	1,100	32,538
Sumitomo Dainippon Pharma Co. Ltd.	1,300	27,162
Sumitomo Heavy Industries Ltd.	900	28,306
Sumitomo Rubber Industries Ltd.	1,300	18,648
Sundrug Co. Ltd.	400	14,535
Suzuken Co. Ltd.	600	30,369
Taisei Corp.	1,600	68,429
Taisho Pharmaceutical Holdings Co. Ltd.	300	31,988
Teijin Ltd.	1,300	22,538
THK Co. Ltd.	900	19,877
Tokyo Gas Co. Ltd.	3,100	76,238
Toppan Printing Co. Ltd.	2,000	28,275
Tosoh Corp.	2,200	28,965
Toyo Seikan Group Holdings Ltd.	1,100	22,442
Toyo Suisan Kaisha Ltd.	700	24,062
Toyoda Gosei Co. Ltd.	500	10,784
Yamada Denki Co. Ltd.	4,600	21,691
Yamaguchi Financial Group, Inc.	1,700	17,900
Yamazaki Baking Co. Ltd.	1,000	18,025
Yokogawa Electric Corp.	1,700	33,378

		2,997,233
Luxembourg — 0.2%
RTL Group SA	291	18,678

Netherlands — 3.3%
Aegon NV	14,341	87,948
AerCap Holdings NV(c)	306	15,325
Koninklijke Ahold Delhaize NV	3,978	91,058
Koninklijke Vopak NV	514	23,245

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
NN Group NV	2,489	$106,873
Randstad NV	916	46,086

		370,535
Norway — 0.5%
Orkla ASA	6,616	57,091

Singapore — 1.2%
City Developments Ltd.	3,100	17,716
ComfortDelGro Corp. Ltd.	17,600	28,657
Singapore Airlines Ltd.	4,600	31,533
UOL Group Ltd.	3,685	16,051
Venture Corp. Ltd.	2,200	24,355
Yangzijiang Shipbuilding Holdings Ltd.	19,200	17,216

		135,528
Spain — 4.4%
Amadeus IT Group SA	3,424	275,716
Mapfre SA	8,100	24,205
Repsol SA	10,725	191,643

		491,564
Sweden — 1.3%
Boliden AB	2,174	49,647
ICA Gruppen AB	619	21,900
Kinnevik AB, Class B	1,891	52,425
L E Lundbergforetagen AB, B Shares	630	19,420

		143,392
Switzerland — 7.6%
Adecco SA, Registered Shares	1,285	62,926
Baloise Holding AG, Registered Shares	382	54,600
Barry Callebaut AG, Registered Shares	17	33,228
Coca-Cola HBC AG(c)	1,411	41,679
Kuehne & Nagel International AG , Registered Shares	421	58,513
Pargesa Holding SA, Bearer Shares	261	19,160
Partners Group Holding AG	138	98,250
SGS SA, Registered Shares	42	99,752
Sonova Holding AG, Registered Shares	398	64,908
Swiss Life Holding AG, Registered Shares(c)	262	98,830
Swiss Re AG	2,475	223,326

		855,172
United Kingdom — 14.3%
3i Group PLC	7,883	88,268
Admiral Group PLC	1,552	39,896
Anglo American PLC	8,541	182,294
Ashtead Group PLC	3,946	97,414
Babcock International Group PLC	1,931	15,058
Barratt Developments PLC	7,816	51,265
Berkeley Group Holdings PLC	993	44,380

Security	Shares	Value
United Kingdom (continued)
Burberry Group PLC	3,395	$78,558
Carnival PLC	1,476	80,450
Croda International PLC	1,004	61,842
Direct Line Insurance Group PLC	10,870	45,679
easyJet PLC	1,289	19,747
Fiat Chrysler Automobiles NV(c)	7,597	115,615
International Consolidated Airlines Group SA	5,024	38,767
Intertek Group PLC	1,242	74,416
Investec PLC	5,472	33,831
J. Sainsbury PLC	12,239	48,626
Johnson Matthey PLC	1,447	54,861
Meggitt PLC	5,925	40,086
Mondi PLC	2,773	65,301
Pearson PLC	6,333	72,753
Persimmon PLC	2,405	70,387
Royal Mail PLC	7,313	33,574
Smiths Group PLC	3,091	55,099
Taylor Wimpey PLC	25,496	52,497
WM Morrison Supermarkets PLC	17,251	54,655

		1,615,319

Total Common Stocks — 98.3% (Cost — $10,801,807)		11,068,886

Preferred Stocks — 0.9%
Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, 0.00%	532	24,626
Porsche Automobil Holding SE, Preference Shares, 0.00%	1,218	77,459

Total Preferred Stocks — 0.9% (Cost — $123,087)		102,085

Total Long-Term Investments — 99.2% (Cost — $10,924,894)		11,170,971

Short-Term Securities — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(d)(e)	$11,136	11,136

Total Short-Term Securities — 0.1% (Cost — $11,136)		11,136

Total Investments — 99.3% (Cost — $10,936,030)		11,182,107
Other Assets Less Liabilities — 0.7%		80,942

Net Assets — 100.0%		$11,263,049

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,041	(21,041)	—	$—	$25	(b)	$6	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,158	7,978	11,136	11,136	46		—	—

				$11,136	$71		$6	$(6)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

MSCI    Morgan Stanley Capital international.

REIT     Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)

Long Contracts:
Euro Stoxx 50 Index	1	12/21/18	$36	$(1,577)

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$781,338	$—	$781,338
Belgium	—	219,816	—	219,816
Canada	628,819	—	—	628,819
China	—	19,495	—	19,495
Denmark	—	164,388	—	164,388
Finland	—	43,356	—	43,356
France	—	1,114,505	—	1,114,505
Germany	—	457,104	—	457,104
Hong Kong	19,502	736,303	—	755,805
Israel	—	149,323	—	149,323
Italy	—	50,425	—	50,425
Japan	—	2,997,233	—	2,997,233
Luxembourg	—	18,678	—	18,678
Netherlands	15,325	355,210	—	370,535
Norway	—	57,091	—	57,091
Singapore	—	135,528	—	135,528
Spain	—	491,564	—	491,564

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor Intl Index Fund

	Level 1	Level 2	Level 3	Total
Sweden	$—	$143,392	$—	$143,392
Switzerland	—	855,172	—	855,172
United Kingdom	—	1,615,319	—	1,615,319
Preferred Stocks	—	102,085	—	102,085
Short-Term Securities	11,136	—	—	11,136

	$674,782	$10,507,325	$—	$11,182,107

Derivative Financial Instruments(a)
Liabilities:
Equity Contracts	$(1,577)	$—	$—	$(1,577)

(a)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.2%

Aerospace & Defense — 1.6%
Huntington Ingalls Industries, Inc.	245	$53,528
L3 Technologies, Inc.	421	79,767
Textron, Inc.	1,421	76,208

		209,503
Airlines — 1.0%
Delta Air Lines, Inc.	950	51,994
Southwest Airlines Co.	791	38,838
United Continental Holdings, Inc.(a)	393	33,605

		124,437
Auto Components — 1.2%
Autoliv, Inc.	473	39,420
BorgWarner, Inc.	1,137	44,809
Goodyear Tire & Rubber Co.	1,323	27,862
Lear Corp.	363	48,243

		160,334
Automobiles — 1.8%
General Motors Co.	6,395	233,993

Banks — 1.9%
Citizens Financial Group, Inc.	2,640	98,604
East West Bancorp, Inc.	783	41,061
Regions Financial Corp.	6,092	103,381

		243,046
Biotechnology — 0.2%
United Therapeutics Corp.(a)	236	26,163

Building Products — 0.5%
AO Smith Corp.	777	35,377
Owens Corning	614	29,024

		64,401
Capital Markets — 1.9%
Eaton Vance Corp.	646	29,102
Raymond James Financial, Inc.	677	51,919
SEI Investments Co.	714	38,163
T. Rowe Price Group, Inc.	1,327	128,706

		247,890
Chemicals — 2.3%
Celanese Corp.	735	71,251
Eastman Chemical Co.	774	60,643
LyondellBasell Industries NV, Class A	1,819	162,382

		294,276
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	1,249	90,777
Rollins, Inc.	546	32,323

		123,100
Communications Equipment — 1.7%
F5 Networks, Inc.(a)	337	59,070

Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	1,893	$55,408
Motorola Solutions, Inc.	877	107,485

		221,963
Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.	667	50,085

Consumer Finance — 0.5%
Ally Financial, Inc.	2,387	60,654

Containers & Packaging — 0.7%
Avery Dennison Corp.	470	42,639
Packaging Corp. of America	520	47,741

		90,380
Electric Utilities — 4.5%
Evergy, Inc.	791	44,288
Eversource Energy	1,438	90,968
Exelon Corp.	5,235	229,345
OGE Energy Corp.	1,096	39,621
PG&E Corp.	2,793	130,740
Pinnacle West Capital Corp.	610	50,173

		585,135
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(a)	481	32,569
Avnet, Inc.	632	25,324
CDW Corp.	823	74,078
Flex Ltd.(a)	2,843	22,346
FLIR Systems, Inc.	751	34,779
IPG Photonics Corp.(a)	206	27,511
TE Connectivity Ltd.	1,909	143,977
Trimble, Inc.(a)	1,345	50,276

		410,860
Equity Real Estate Investment Trusts (REITs) — 4.3%
Camden Property Trust	499	45,045
HCP, Inc.	1,022	28,156
Host Hotels & Resorts, Inc.	3,991	76,268
Kimco Realty Corp.	2,278	36,653
Liberty Property Trust	782	32,742
National Retail Properties, Inc.	828	38,709
Public Storage	852	175,060
Realty Income Corp.	1,406	84,740
VEREIT, Inc.	5,387	39,487

		556,860
Food & Staples Retailing — 0.5%
Walmart, Inc.	668	66,987

Food Products — 1.9%
Bunge Ltd.	771	47,648
Ingredion, Inc.	397	40,169
J.M. Smucker Co.	623	67,483

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	1,586	$95,033

		250,333
Gas Utilities — 0.8%
Atmos Energy Corp.	591	55,010
UGI Corp.	915	48,550

		103,560
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)	414	91,577
ResMed, Inc.	765	81,029
Teleflex, Inc.	127	30,574
Varian Medical Systems, Inc.(a)	490	58,491

		261,671
Health Care Providers & Services — 12.2%
Aetna, Inc.	765	151,776
Anthem, Inc.	1,276	351,627
Centene Corp.(a)	949	123,674
Cigna Corp.(b)	1,318	281,802
Express Scripts Holding Co.(a)	3,063	297,019
Humana, Inc.	748	239,667
Quest Diagnostics, Inc.	739	69,547
Universal Health Services, Inc., Class B	476	57,862

		1,572,974
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	1,879	105,299
Royal Caribbean Cruises Ltd.	262	27,439

		132,738
Household Durables — 0.6%
Garmin Ltd.	605	40,027
NVR, Inc.(a)	19	42,541

		82,568
Insurance — 6.2%
Aflac, Inc.	4,229	182,143
Alleghany Corp.	80	48,054
American Financial Group, Inc.	413	41,312
Athene Holding Ltd., Class A(a)	601	27,478
Everest Re Group Ltd.	225	49,018
FNF Group	1,513	50,610
Lincoln National Corp.	1,159	69,760
Loews Corp.	1,517	70,632
Principal Financial Group, Inc.	1,582	74,465
Reinsurance Group of America, Inc.	345	49,118
Torchmark Corp.	593	50,203
Unum Group	1,215	44,056

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	531	$40,303

		797,152
Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.(a)	56	89,489

Internet Software & Services — 0.5%
Akamai Technologies, Inc.(a)	925	66,831

IT Services — 5.5%
Accenture PLC, Class A	2,027	319,496
Broadridge Financial Solutions, Inc.	641	74,958
DXC Technology Co.	1,554	113,178
Jack Henry & Associates, Inc.	420	62,929
Mastercard, Inc., Class A	513	101,405
Total System Services, Inc.	349	31,811

		703,777
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	1,755	113,707
Waters Corp.(a)	425	80,618

		194,325
Machinery — 1.5%
AGCO Corp.	346	19,390
Cummins, Inc.	856	117,006
IDEX Corp.	412	52,250

		188,646
Metals & Mining — 0.8%
Nucor Corp.	1,734	102,514

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	2,083	37,161

Multi-Utilities — 2.8%
Ameren Corp.	1,309	84,535
Consolidated Edison, Inc.	1,677	127,452
Public Service Enterprise Group, Inc.	2,729	145,811

		357,798
Multiline Retail — 3.1%
Kohl’s Corp.	923	69,899
Macy’s, Inc.	1,645	56,407
Nordstrom, Inc.	634	41,698
Target Corp.	2,803	234,415

		402,419
Oil, Gas & Consumable Fuels — 6.0%
Antero Resources Corp.(a)	1,141	18,131
HollyFrontier Corp.	916	61,775
Marathon Petroleum Corp.	3,221	226,919
Phillips 66	2,388	245,534

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,349	$213,970

		766,329
Professional Services — 0.5%
ManpowerGroup, Inc.	361	27,541
Robert Half International, Inc.	671	40,615

		68,156
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(a)	1,756	70,749
Jones Lang LaSalle, Inc.	249	32,933

		103,682
Road & Rail — 3.1%
AMERCO	37	12,080
Kansas City Southern	561	57,200
Knight-Swift Transportation Holdings, Inc.	736	23,552
Norfolk Southern Corp.	1,540	258,458
Old Dominion Freight Line, Inc.	337	43,951

		395,241
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	2,236	73,520
Intel Corp.	3,377	158,314
KLA-Tencor Corp.	856	78,358
Marvell Technology Group Ltd.	2,401	39,401
Micron Technology, Inc.(a)	5,417	204,329
Skyworks Solutions, Inc.	990	85,892

		639,814
Software — 4.4%
CA, Inc.	1,697	75,279
Intuit, Inc.	1,322	278,942
Microsoft Corp.	1,251	133,619
Synopsys, Inc.(a)	808	72,340

		560,180
Specialty Retail — 1.0%
Best Buy Co., Inc.	1,429	100,259
Gap, Inc.	1,250	34,125

		134,384
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	1,340	293,272

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	8,514	$129,838
NetApp, Inc.	1,445	113,418
Seagate Technology PLC	1,455	58,535
Western Digital Corp.	473	20,372
Xerox Corp.	1,248	34,782

		650,217
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(a)	545	76,698
Michael Kors Holdings Ltd.(a)	829	45,935
Ralph Lauren Corp.	303	39,272

		161,905
Trading Companies & Distributors — 0.4%
United Rentals, Inc.(a)	462	55,472

Total Common Stocks — 98.2% (Cost — $10,997,906)		12,649,403

Investment Companies — 1.3%
Equity Fund — 1.3%
iShares Edge MSCI Multifactor USA ETF(e)	5,232	162,924

Total Investment Companies — 1.3% (Cost — $173,976)		162,924

Total Long-Term Investments — 99.5% (Cost — $11,171,882)		12,812,327

Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(c)(d)(e)	282,654	282,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(d)(e)	34,039	34,039

Total Short-Term Securities — 2.5% (Cost — $316,750)		316,750

Total Investments — 102.0% (Cost — $11,488,632)		13,129,077
Liabilities in Excess of Other Assets — (2.0)%		(255,679)

Net Assets — 100.0%		$12,873,398

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor USA Index Fund

(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	50,295	232,359	(b)	—		282,654	$282,711	$29	(c)	$3	$(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,790	—		(21,751	)(d)	34,039	34,039	262		—	—
iShares Edge MSCI Multifactor USA ETF	1,546	3,686		—		5,232	162,924	624		—	(12,155)

							$479,674	$915		$3	$(12,160)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF      Exchange-Traded Fund

MSCI    Morgan Stanley Capital International

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,649,403	$—	$—	$12,649,403
Investment Companies	162,924	—	—	162,924
Short-Term Securities	316,750	—	—	316,750

	$13,129,077	$—	$—	$13,129,077

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Aerospace & Defense — 7.0%
Boeing Co.	2,097	$744,141
Harris Corp.	294	43,721
Northrop Grumman Corp.	372	97,445
Raytheon Co.	711	124,454
Spirit AeroSystems Holdings, Inc., Class A	191	16,046

		1,025,807
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	330	29,380
XPO Logistics, Inc.(a)	330	29,495

		58,875
Auto Components — 0.1%
Autoliv, Inc.	148	12,334

Banks — 5.2%
Comerica, Inc.	371	30,259
JPMorgan Chase & Co.	6,027	657,063
Regions Financial Corp.	2,436	41,339
SVB Financial Group(a)	149	35,347

		764,008
Beverages — 0.3%
Brown-Forman Corp., Class B	892	41,335

Biotechnology — 1.5%
AbbVie, Inc.	2,950	229,658

Capital Markets — 5.7%
BlackRock, Inc.(c)	262	107,792
Charles Schwab Corp.	2,900	134,096
CME Group, Inc.	858	157,220
E*TRADE Financial Corp.	929	45,911
Moody’s Corp.	400	58,192
MSCI, Inc.	316	47,520
Nasdaq, Inc.	322	27,921
S&P Global, Inc.	769	140,204
T. Rowe Price Group, Inc.	825	80,017
TD Ameritrade Holding Corp.	677	35,014

		833,887
Chemicals — 0.1%
Westlake Chemical Corp.	119	8,485

Commercial Services & Supplies — 0.6%
Cintas Corp.	234	42,557
Copart, Inc. (a)	860	42,063

		84,620
Communications Equipment — 5.3%
Arista Networks, Inc.(a)	160	36,856
Cisco Systems, Inc.	13,392	612,684
F5 Networks, Inc.(a)	173	30,323
Motorola Solutions, Inc.	405	49,637

Security	Shares	Value
Communications Equipment (continued)
Palo Alto Networks, Inc.(a)	253	$46,309

		775,809
Construction & Engineering — 0.1%
Fluor Corp.	315	13,816

Diversified Financial Services — 0.1%
Voya Financial, Inc.	404	17,679

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	329	15,236
IPG Photonics Corp.(a)	80	10,684

		25,920
Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	174	10,838

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	942	215,369

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	3,436	236,878
ABIOMED, Inc.(a)	188	64,146
Align Technology, Inc.(a)	190	42,028
Intuitive Surgical, Inc.(a)	351	182,934
Stryker Corp.	677	109,823
Teleflex, Inc.	91	21,907

		657,716
Health Care Providers & Services — 1.6%
Anthem, Inc.	540	148,808
HCA Healthcare, Inc.	616	82,254

		231,062
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	110	29,567
Hilton Worldwide Holdings, Inc.	580	41,279
Marriott International, Inc., Class A	782	91,408
Yum! Brands, Inc.	830	75,040

		237,294
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.(a)	925	20,933

Insurance — 1.2%
Arthur J Gallagher & Co.	384	28,420
Progressive Corp.	2,240	156,128

		184,548
Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.(a)	481	768,643
Netflix, Inc.(a)	1,465	442,108

		1,210,751
Internet Software & Services — 1.4%
Akamai Technologies, Inc.(a)	357	25,793
GoDaddy, Inc., Class A(a)	483	35,341
IAC/InterActiveCorp(a)	259	50,917

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
MercadoLibre, Inc.	105	$34,073
Twitter, Inc.(a)	1,800	62,550

		208,674
IT Services — 14.8%
Accenture PLC, Class A	1,100	173,382
Broadridge Financial Solutions, Inc.	441	51,570
Fiserv, Inc.(a)	804	63,757
FleetCor Technologies, Inc.(a)	241	48,207
Global Payments, Inc.	328	37,467
Jack Henry & Associates, Inc.	153	22,924
Mastercard, Inc., Class A	3,473	686,508
PayPal Holdings, Inc.(a)	2,319	195,237
Square, Inc., Class A(a)	1,297	95,265
Total System Services, Inc.	444	40,471
Visa, Inc., Class A	5,507	759,140

		2,173,928
Machinery — 1.2%
Caterpillar, Inc.	1,112	134,908
IDEX Corp.	138	17,501
Xylem, Inc.	453	29,708

		182,117
Media — 1.3%
Twenty-First Century Fox, Inc., Class A	2,857	130,050
Twenty-First Century Fox, Inc., Class B	1,249	56,430

		186,480
Multiline Retail — 1.3%
Dollar General Corp.	580	64,600
Kohl’s Corp.	491	37,183
Target Corp.	1,182	98,851

		200,634
Oil, Gas & Consumable Fuels — 3.1%
Concho Resources, Inc.(a)	255	35,468
Continental Resources, Inc.(a)	255	13,433
Diamondback Energy, Inc.	179	20,112
HollyFrontier Corp.	763	51,457
Phillips 66	1,268	130,376
Pioneer Natural Resources Co.	377	55,521
Valero Energy Corp.	1,688	153,760

		460,127
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	1,022	140,464

Pharmaceuticals — 1.3%
Nektar Therapeutics(a)	749	28,971
Zoetis, Inc.	1,783	160,738

		189,709
Professional Services — 0.9%
CoStar Group, Inc.(a)	107	38,672

Security	Shares	Value
Professional Services (continued)
TransUnion	591	$38,858
Verisk Analytics, Inc.(a)	459	55,007

		132,537
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	628	25,302
Jones Lang LaSalle, Inc.	116	15,342

		40,644
Road & Rail — 0.1%
Old Dominion Freight Line, Inc.	137	17,868

Semiconductors & Semiconductor Equipment — 7.0%
Intel Corp.	10,578	495,897
Micron Technology, Inc.(a)	1,947	73,441
NVIDIA Corp.	1,492	314,558
Texas Instruments, Inc.	1,635	151,777

		1,035,673
Software — 12.5%
Adobe, Inc.(a)	1,806	443,843
ANSYS, Inc.(a)	240	35,892
Citrix Systems, Inc.(a)	339	34,737
Fortinet, Inc.(a)	388	31,886
Intuit, Inc.	740	156,140
Microsoft Corp.	7,818	835,041
Red Hat, Inc.(a)	755	129,588
ServiceNow, Inc.(a)	549	99,391
Splunk, Inc.(a)	436	43,530
SS&C Technologies Holdings, Inc.	494	25,273

		1,835,321
Specialty Retail — 3.6%
Best Buy Co., Inc.	687	48,200
Home Depot, Inc.	2,189	385,001
Ross Stores, Inc.	965	95,535

		528,736
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,970	45,292
NetApp, Inc.	943	74,016
Seagate Technology PLC	668	26,874

		146,182
Textiles, Apparel & Luxury Goods — 3.0%
Lululemon Athletica, Inc.(a)	396	55,729
Michael Kors Holdings Ltd.(a)	448	24,824
NIKE, Inc., Class B	3,042	228,272
PVH Corp.	227	27,419
Tapestry, Inc.	791	33,467

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	882	$73,100

		442,811
Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	149	42,312

Total Common Stocks — 99.4% (Cost — $12,903,995)		14,624,961

Investment Companies — 0.3%

United States — 0.3%
iShares Edge MSCI USA Momentum Factor ETF (c)	409	43,873

Total Investment Companies — 0.3% (Cost — $43,639)		43,873

Total Long-Term Investments — 99.7% (Cost — $12,947,634)		14,668,834

Security	Shares	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(b)(c)	28,684	$28,684

Total Short-Term Securities — 0.2% (Cost — $28,684)		28,684

Total Investments — 99.9% (Cost — $12,976,318)		14,697,518
Other Assets Less Liabilities — 0.1%		16,821

Net Assets — 100.0%		$14,714,339

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	570,973	—	(570,973	)(b)	—	$—	$104	(c)	$(3)	$(4)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,958	—	(10,274	)(b)	28,684	28,684	229		—	—
BlackRock, Inc.	262	—	—		262	107,792	820		—	(23,931)
iShares Edge MSCI USA Momentum Factor ETF	934	4,351	(4,876)		409	43,873	434		(3,026)	342342

						$180,349	$1,587		$(3,029)	$(23,593)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Momentum Factor Index Fund

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measu0rements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$14,624,961	$—	$—	$14,624,961
Investment Companies	43,873	—	—	43,873
Short-Term Securities	28,684	—	—	28,684

	$14,697,518	$—	$—	$14,697,518

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.0%
General Dynamics Corp.	1,159	$200,020
Huntington Ingalls Industries, Inc.	193	42,167

		242,187
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	639	56,890
Expeditors International of Washington, Inc.	868	58,312

		115,202
Auto Components — 0.5%
Aptiv PLC	1,063	81,638
Lear Corp.	295	39,206

		120,844
Banks — 0.3%
East West Bancorp, Inc.	1,507	79,027

Beverages — 0.8%
Brown-Forman Corp., Class B	1,987	92,077
Monster Beverage Corp.(a)	1,855	98,037

		190,114
Biotechnology — 3.9%
Amgen, Inc.	2,148	414,113
Biogen, Inc.(a)	795	241,894
Celgene Corp.(a)	2,333	167,043
Regeneron Pharmaceuticals, Inc.(a)	267	90,577
United Therapeutics Corp.(a)	137	15,188

		928,815
Building Products — 0.1%
AO Smith Corp.	636	28,957
Resideo Technologies, Inc.(a)	—	7

		28,964
Capital Markets — 6.1%
Ameriprise Financial, Inc.	1,602	203,838
BlackRock, Inc.(e)	1,179	485,064
Eaton Vance Corp.	1,552	69,918
Franklin Resources, Inc.	3,557	108,488
SEI Investments Co.	1,890	101,021
T. Rowe Price Group, Inc.	3,297	319,776
TD Ameritrade Holding Corp.	2,707	140,006

		1,428,111
Chemicals — 2.0%
Air Products & Chemicals, Inc.	510	78,719
Celanese Corp., Series A	314	30,439
International Flavors & Fragrances, Inc.	206	29,800
Linde PLC	870	143,959
LyondellBasell Industries NV, Class A	1,304	116,408

Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	635	$66,732

		466,057
Commercial Services & Supplies — 0.3%
Copart, Inc.(a)	884	43,237
Rollins, Inc.	502	29,718

		72,955
Communications Equipment — 0.2%
F5 Networks, Inc.(a)	278	48,728

Containers & Packaging — 0.2%
Avery Dennison Corp.	201	18,235
Packaging Corp. of America	220	20,198

		38,433
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	6,092	186,903
CenturyLink, Inc.	827	17,069
Verizon Communications, Inc.	4,464	254,850

		458,822
Electric Utilities — 1.7%
OGE Energy Corp.	4,899	177,099
Pinnacle West Capital Corp.	2,801	230,382

		407,481
Electrical Equipment — 0.6%
Acuity Brands, Inc.	169	21,233
Rockwell Automation, Inc.	731	120,418

		141,651
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	589	25,233
IPG Photonics Corp.(a)	122	16,293

		41,526
Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	276	17,192
TechnipFMC PLC	1,081	28,430

		45,622
Equity Real Estate Investment Trusts (REITs) — 2.4%
National Retail Properties, Inc.	468	21,879
Prologis, Inc.	1,674	107,923
Public Storage	729	149,788
Realty Income Corp.(b)	761	45,865
Simon Property Group, Inc.	954	175,078
Weyerhaeuser Co.	2,239	59,625

		560,158
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	1,904	435,312

Food Products — 0.4%
Campbell Soup Co.	1,026	38,382

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Hershey Co.	578	$61,933

		100,315
Gas Utilities — 1.2%
Atmos Energy Corp.	2,912	271,049

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(a)	321	71,005
Edwards Lifesciences Corp.(a)	708	104,501
Intuitive Surgical, Inc.(a)	329	171,468
ResMed, Inc.	467	49,465
Varian Medical Systems, Inc.(a)	339	40,466

		436,905
Health Care Providers & Services — 0.3%
McKesson Corp.	603	75,230

Health Care Technology — 0.3%
Cerner Corp.(a)	1,033	59,170

Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	9,007	524,838

Household Durables — 0.2%
NVR, Inc.(a)	18	40,303

Industrial Conglomerates — 4.5%
3M Co.	3,122	593,992
Honeywell International, Inc.	3,248	470,375

		1,064,367
Insurance — 6.3%
Aflac, Inc.	7,179	309,200
Athene Holding Ltd., Class A(a)	1,525	69,723
Marsh & McLennan Cos., Inc.	5,914	501,211
Principal Financial Group, Inc.	2,924	137,633
Progressive Corp.	5,454	380,144
Torchmark Corp.	996	84,321

		1,482,232
Internet & Direct Marketing Retail — 1.7%
Booking Holdings, Inc.(a)	216	404,909

IT Services — 13.6%
Accenture PLC, Class A	3,059	482,159
Automatic Data Processing, Inc.	2,109	303,865
Broadridge Financial Solutions, Inc.	422	49,349
International Business Machines Corp.	3,415	394,193
Jack Henry & Associates, Inc.	273	40,904
Mastercard, Inc., Class A	4,993	986,966
Paychex, Inc.	1,730	113,298

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	6,012	$828,754

		3,199,488
Leisure Products — 0.2%
Hasbro, Inc.	541	49,615

Life Sciences Tools & Services — 0.5%
Mettler-Toledo International, Inc.(a)	131	71,634
Waters Corp.(a)	264	50,078

		121,712
Machinery — 1.4%
Cummins, Inc.	705	96,366
Illinois Tool Works, Inc.	1,644	209,725
Snap-on, Inc.	220	33,867

		339,958
Media — 0.3%
Omnicom Group, Inc.	1,025	76,178

Oil, Gas & Consumable Fuels — 5.7%
Concho Resources, Inc.(a)	338	47,013
Exxon Mobil Corp.	9,630	767,318
Kinder Morgan, Inc.	4,878	83,024
Marathon Petroleum Corp.	1,403	98,841
ONEOK, Inc.	1,145	75,112
Phillips 66	1,398	143,742
Valero Energy Corp.	1,469	133,811

		1,348,861
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	895	123,009

Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	5,265	266,093
Eli Lilly & Co.	3,752	406,867
Johnson & Johnson	8,321	1,164,857

		1,837,817
Professional Services — 0.2%
Robert Half International, Inc.	621	37,589

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	1,244	50,121
Jones Lang LaSalle, Inc.	166	21,955

		72,076
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	3,737	122,873
KLA-Tencor Corp.	621	56,846
Maxim Integrated Products, Inc.	1,005	50,270
NVIDIA Corp.	2,475	521,804
Skyworks Solutions, Inc.	592	51,362

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	4,107	$381,253

		1,184,408
Software — 1.4%
Cadence Design Systems, Inc.(a)	952	42,431
Intuit, Inc.	1,367	288,437

		330,868
Specialty Retail — 5.3%
Best Buy Co., Inc.	1,084	76,053
Gap, Inc.	1,017	27,764
Lowe’s Cos., Inc.	3,518	334,984
Ross Stores, Inc.	2,331	230,769
TJX Cos., Inc.	3,971	436,334
Tractor Supply Co.	587	53,939
Ulta Salon Cosmetics & Fragrance, Inc.(a)	301	82,631

		1,242,474
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	5,811	1,271,796

Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica, Inc.(a)	390	54,885
Michael Kors Holdings Ltd.(a)	741	41,059
NIKE, Inc., Class B	7,091	532,108
VF Corp.	1,484	122,994

		751,046
Tobacco — 3.5%
Altria Group, Inc.	12,781	831,276

Trading Companies & Distributors — 0.6%
Fastenal Co.	1,502	77,218

Security	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	183	$51,966

		129,184

Total Common Stocks — 98.6% (Cost — $21,779,403)		23,256,682

Investment Companies — 1.3%
iShares Edge MSCI USA Quality Factor ETF(e)	3,566	297,868

Total Investment Companies — 1.3% (Cost — $306,127)		297,868

Total Long-Term Investments — 99.9% (Cost — $22,085,530)		23,554,550

Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(c)(d)(e)	26,663	26,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(d)(e)	35,538	35,538

Total Short-Term Securities — 0.3% (Cost — $62,207)		62,207

Total Investments — 100.2% (Cost — $22,147,737)		23,616,757
Liabilities in Excess of Other Assets — (0.2)%		(41,323)

Net Assets — 100.0%		$23,575,434

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund

(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 7/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	472,915	—		(446,252	)(b)	26,663	$26,669	$1	(c)	$2	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,281	31,257	(d)	—		35,538	35,538	275		—	—
BlackRock, Inc.	1,189	—		(10)		1,179	485,064	3,690		(657)	(107,356)
iShares Edge MSCI USA Quality Factor ETF	140	5,102		(1,676)		3,566	297,868	51		3,469	(9,961)

							$845,139	$4,017		$2,814	$(117,319)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Quality Factor Index Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of October 31, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$23,256,682	$—	$—	$23,256,682
Investment Companies	297,868	—	—	297,868
Short-Term Securities	62,207	—	—	62,207

	$23,616,757	$—	$—	$23,616,757

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Aerospace & Defense — 2.4%
Arconic, Inc.	246	$5,001
Boeing Co.	49	17,388
General Dynamics Corp.	131	22,608
Harris Corp.	160	23,794
Huntington Ingalls Industries, Inc.	60	13,109
L3 Technologies, Inc.	113	21,410
Lockheed Martin Corp.	99	29,091
Northrop Grumman Corp.	97	25,409
Raytheon Co.	135	23,630
Rockwell Collins, Inc.	204	26,116
Spirit AeroSystems Holdings, Inc., Class A	194	16,298
Textron, Inc.	227	12,174
TransDigm Group, Inc.(a)	45	14,861
United Technologies Corp.	188	23,352

		274,241
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	239	21,278
Expeditors International of Washington, Inc.	350	23,513
FedEx Corp.	67	14,763
United Parcel Service, Inc., Class B	212	22,587
XPO Logistics, Inc.(a)	38	3,396

		85,537
Airlines — 0.4%
American Airlines Group, Inc.	191	6,700
Delta Air Lines, Inc.	223	12,205
Southwest Airlines Co.	230	11,293
United Continental Holdings, Inc.(a)	130	11,116

		41,314
Auto Components — 0.4%
Aptiv PLC	117	8,986
Autoliv, Inc.	91	7,584
BorgWarner, Inc.	169	6,660
Goodyear Tire & Rubber Co.	431	9,077
Lear Corp.	88	11,695

		44,002
Automobiles — 0.4%
Ford Motor Co.	1,388	13,256
General Motors Co.	385	14,087
Harley-Davidson, Inc.	251	9,593
Tesla, Inc.(a)(b)	20	6,746

		43,682
Banks — 2.8%
Bank of America Corp.	390	10,725
BB&T Corp.	373	18,337
CIT Group, Inc.	272	12,887
Citigroup, Inc.	209	13,681
Citizens Financial Group, Inc.	281	10,495

Security	Shares	Value
Banks (continued)
Comerica, Inc.	128	$10,440
East West Bancorp, Inc.	156	8,181
Fifth Third Bancorp	448	12,091
First Republic Bank	181	16,469
Huntington Bancshares, Inc.	1,011	14,488
JPMorgan Chase & Co.	187	20,387
KeyCorp	689	12,512
M&T Bank Corp.	125	20,676
People’s United Financial, Inc.	1,259	19,716
PNC Financial Services Group, Inc.(e)	161	20,687
Regions Financial Corp.	547	9,282
Signature Bank	94	10,331
SunTrust Banks, Inc.	250	15,665
SVB Financial Group(a)	21	4,982
U.S. Bancorp	544	28,435
Wells Fargo & Co.	315	16,767
Zions Bancorporation	197	9,269

		316,503
Beverages — 1.7%
Brown-Forman Corp., Class B	434	20,111
Coca-Cola Co.	1,267	60,664
Constellation Brands, Inc., Class A	126	25,103
Molson Coors Brewing Co., Class B	236	15,104
Monster Beverage Corp.(a)	255	13,477
PepsiCo, Inc.	521	58,550

		193,009
Biotechnology — 0.9%
AbbVie, Inc.	89	6,929
Alexion Pharmaceuticals, Inc.(a)	60	6,724
Alkermes PLC(a)	58	2,368
Alnylam Pharmaceuticals, Inc.(a)	20	1,609
Amgen, Inc.	84	16,194
Biogen, Inc.(a)	30	9,128
BioMarin Pharmaceutical, Inc.(a)	79	7,281
Celgene Corp.(a)	128	9,165
Gilead Sciences, Inc.	171	11,659
Incyte Corp.(a)	64	4,148
Regeneron Pharmaceuticals, Inc.(a)	28	9,499
Seattle Genetics, Inc.(a)(b)	84	4,715
United Therapeutics Corp.(a)	83	9,201
Vertex Pharmaceuticals, Inc.(a)	32	5,423

		104,043
Building Products — 1.0%
Allegion PLC	265	22,718
AO Smith Corp.	271	12,339
Fortune Brands Home & Security, Inc.	337	15,108
Johnson Controls International PLC	476	15,218
Lennox International, Inc.	100	21,089
Masco Corp.	452	13,560

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products (continued)
Owens Corning	219	$10,352

		110,384
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	55	6,251
Ameriprise Financial, Inc.	85	10,815
Bank of New York Mellon Corp.	357	16,897
BlackRock, Inc.(e)	38	15,634
Cboe Global Markets, Inc.	171	19,297
Charles Schwab Corp.	164	7,583
CME Group, Inc.	154	28,219
E*TRADE Financial Corp.	159	7,858
Eaton Vance Corp.	279	12,569
Franklin Resources, Inc.	466	14,213
Goldman Sachs Group, Inc.	61	13,748
Intercontinental Exchange, Inc.	347	26,733
Invesco Ltd.	460	9,987
Moody’s Corp.	115	16,730
Morgan Stanley	230	10,502
MSCI, Inc.	148	22,256
Nasdaq, Inc.	300	26,013
Northern Trust Corp.	171	16,086
Raymond James Financial, Inc.	123	9,433
S&P Global, Inc.	133	24,249
SEI Investments Co.	249	13,309
State Street Corp.	161	11,069
T. Rowe Price Group, Inc.	160	15,518
TD Ameritrade Holding Corp.	192	9,930

		364,899
Chemicals — 2.5%
Air Products & Chemicals, Inc.	160	24,696
Albemarle Corp.	87	8,632
Axalta Coating Systems Ltd.(a)	414	10,218
Celanese Corp., Series A	142	13,765
CF Industries Holdings, Inc.	149	7,156
Chemours Co.	131	4,324
DowDuPont, Inc.	268	14,451
Eastman Chemical Co.	197	15,435
Ecolab, Inc.	265	40,585
FMC Corp.	111	8,667
International Flavors & Fragrances, Inc.	197	28,498
Linde PLC	189	31,274
LyondellBasell Industries NV, Class A	133	11,873
Mosaic Co.	279	8,632
PPG Industries, Inc.	222	23,330
Sherwin-Williams Co.	51	20,067
Westlake Chemical Corp.	97	6,916

		278,519
Commercial Services & Supplies — 1.8%
Cintas Corp.	135	24,552
Copart, Inc.(a)	323	15,798

Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	728	$52,911
Rollins, Inc.	455	26,936
Stericycle, Inc.(a)	147	7,346
Waste Connections, Inc.	341	26,066
Waste Management, Inc.	545	48,761

		202,370
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	28	6,450
Cisco Systems, Inc.	434	19,855
CommScope Holding Co., Inc.(a)	261	6,280
F5 Networks, Inc.(a)	95	16,652
Juniper Networks, Inc.	485	14,196
Motorola Solutions, Inc.	195	23,899
Palo Alto Networks, Inc.(a)	33	6,040

		93,372
Construction & Engineering — 0.2%
Fluor Corp.	196	8,597
Jacobs Engineering Group, Inc.	212	15,919

		24,516
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	57	9,763
Vulcan Materials Co.	103	10,417

		20,180
Consumer Finance — 0.6%
Ally Financial, Inc.	545	13,848
American Express Co.	205	21,060
Capital One Financial Corp.	148	13,216
Discover Financial Services	216	15,049
Synchrony Financial	299	8,635

		71,808
Containers & Packaging — 1.1%
Avery Dennison Corp.	233	21,138
Ball Corp.	704	31,539
Crown Holdings, Inc.(a)(b)	554	23,429
International Paper Co.	316	14,334
Packaging Corp. of America	124	11,384
Sealed Air Corp.	442	14,303
WestRock Co.	217	9,324

		125,451
Distributors — 0.3%
Genuine Parts Co.	220	21,542

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Distributors (continued)
LKQ Corp.(a)	511	$13,935

		35,477
Diversified Consumer Services — 0.1%
H&R Block, Inc.	304	8,068

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	187	38,387
Jefferies Financial Group, Inc.	518	11,122
Voya Financial, Inc.	180	7,877

		57,386
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,382	42,400
CenturyLink, Inc.	427	8,813
Verizon Communications, Inc.	540	30,829
Zayo Group Holdings, Inc.(a)	440	13,147

		95,189
Electric Utilities — 5.4%
Alliant Energy Corp.	828	35,587
American Electric Power Co., Inc.	566	41,522
Duke Energy Corp.	525	43,381
Edison International	458	31,781
Entergy Corp.	453	38,029
Evergy, Inc.	1,191	66,684
Eversource Energy	622	39,348
Exelon Corp.	594	26,023
FirstEnergy Corp.	674	25,127
NextEra Energy, Inc.	258	44,505
OGE Energy Corp.	777	28,089
PG&E Corp.(a)	475	22,235
Pinnacle West Capital Corp.	496	40,796
PPL Corp.	1,078	32,771
Southern Co.	1,009	45,435
Xcel Energy, Inc.	934	45,775

		607,088
Electrical Equipment — 0.8%
Acuity Brands, Inc.	71	8,920
AMETEK, Inc.	322	21,600
Eaton Corp. PLC	236	16,914
Emerson Electric Co.	241	16,359
Rockwell Automation, Inc.	108	17,791
Sensata Technologies Holding PLC(a)	244	11,444

		93,028
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	354	31,683
Arrow Electronics, Inc.(a)	217	14,693
Avnet, Inc.	489	19,594
CDW Corp.	212	19,082
Cognex Corp.	173	7,411
Corning, Inc.	687	21,950
Flex Ltd.(a)(b)	921	7,239

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	313	$14,495
IPG Photonics Corp.(a)	42	5,609
Keysight Technologies, Inc.(a)	254	14,498
TE Connectivity Ltd.	226	17,045
Trimble, Inc.(a)	280	10,467

		183,766
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	221	5,898
Halliburton Co.	218	7,560
Helmerich & Payne, Inc.	64	3,987
National Oilwell Varco, Inc.	170	6,256
Schlumberger Ltd.	254	13,033
TechnipFMC PLC	241	6,338

		43,072
Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities, Inc.	210	25,668
American Tower Corp.	177	27,578
AvalonBay Communities, Inc.	209	36,654
Boston Properties, Inc.	237	28,620
Brookfield Property REIT, Inc., Class A	317	6,115
Camden Property Trust	330	29,789
Crown Castle International Corp.	255	27,729
Digital Realty Trust, Inc.(b)	197	20,342
Duke Realty Corp.	954	26,302
Equinix, Inc.	70	26,512
Equity Residential	512	33,260
Essex Property Trust, Inc.	120	30,094
Extra Space Storage, Inc.(b)	186	16,751
Federal Realty Investment Trust	272	33,742
HCP, Inc.	539	14,849
Host Hotels & Resorts, Inc.	753	14,390
Invitation Homes, Inc.(b)	795	17,395
Iron Mountain, Inc.	546	16,713
Kimco Realty Corp.	1,245	20,032
Liberty Property Trust	658	27,550
Macerich Co.	333	17,189
Mid-America Apartment Communities, Inc.	254	24,818
National Retail Properties, Inc.	564	26,367
Prologis, Inc.	806	51,963
Public Storage	121	24,862
Realty Income Corp.	423	25,494
Regency Centers Corp.	462	29,272
SBA Communications Corp.(a)	99	16,055
Simon Property Group, Inc.	179	32,850
SL Green Realty Corp.	218	19,895
UDR, Inc.	834	32,685
Ventas, Inc.	330	19,153
VEREIT, Inc.	3,030	22,210
Vornado Realty Trust	386	26,279
Welltower, Inc.	322	21,275

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	421	$11,211

		881,663
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	129	29,493
Kroger Co.	402	11,963
Sysco Corp.	414	29,531
Walgreens Boots Alliance, Inc.	336	26,803
Walmart, Inc.	268	26,875

		124,665
Food Products — 2.9%
Archer-Daniels-Midland Co.	374	17,672
Bunge Ltd.	161	9,950
Campbell Soup Co.	487	18,219
Conagra Brands, Inc.	915	32,574
General Mills, Inc.	593	25,973
Hershey Co.	289	30,966
Hormel Foods Corp.	634	27,668
Ingredion, Inc.	182	18,415
J.M. Smucker Co.	176	19,064
Kellogg Co.	508	33,264
Kraft Heinz Co.	387	21,273
McCormick & Co., Inc.	278	40,032
Mondelez International, Inc., Class A	543	22,795
Tyson Foods, Inc., Class A	224	13,422

		331,287
Gas Utilities — 0.7%
Atmos Energy Corp.	419	39,000
UGI Corp.	681	36,134

		75,134
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	354	24,405
ABIOMED, Inc.(a)	18	6,142
Align Technology, Inc.(a)	32	7,078
Baxter International, Inc.	368	23,004
Becton Dickinson & Co.	135	31,118
Boston Scientific Corp.(a)	724	26,165
Cooper Cos., Inc.	77	19,890
Danaher Corp.	338	33,597
DENTSPLY SIRONA, Inc.	382	13,229
Edwards Lifesciences Corp.(a)	94	13,874
Hologic, Inc.(a)	459	17,897
IDEXX Laboratories, Inc.(a)	61	12,939
Intuitive Surgical, Inc.(a)	45	23,453
Medtronic PLC	337	30,269
ResMed, Inc.	170	18,006
Stryker Corp.	180	29,200
Teleflex, Inc.	69	16,611
Varian Medical Systems, Inc.(a)	174	20,770

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	156	$17,720

		385,367
Health Care Providers & Services — 2.9%
Aetna, Inc.	100	19,840
AmerisourceBergen Corp.	138	12,144
Anthem, Inc.	84	23,148
Cardinal Health, Inc.	221	11,183
Centene Corp.(a)	91	11,859
Cigna Corp.	93	19,884
CVS Health Corp.	265	19,183
DaVita, Inc.(a)	246	16,566
Express Scripts Holding Co.(a)	210	20,364
HCA Healthcare, Inc.	188	25,104
Henry Schein, Inc.(a)(b)	281	23,323
Humana, Inc.	45	14,419
Laboratory Corp. of America Holdings(a)	153	24,564
McKesson Corp.	79	9,856
Quest Diagnostics, Inc.	293	27,574
UnitedHealth Group, Inc.	101	26,396
Universal Health Services, Inc., Class B	154	18,720

		324,127
Health Care Technology — 0.2%
Cerner Corp.(a)	217	12,430
Veeva Systems, Inc., Class A(a)	115	10,505

		22,935
Hotels, Restaurants & Leisure — 2.5%
Aramark	866	31,107
Carnival Corp.	321	17,989
Chipotle Mexican Grill, Inc.(a)	13	5,984
Darden Restaurants, Inc.	231	24,613
Domino’s Pizza, Inc.	55	14,783
Hilton Worldwide Holdings, Inc.	235	16,725
Las Vegas Sands Corp.	121	6,175
Marriott International, Inc., Class A	155	18,118
McDonald’s Corp.	209	36,972
MGM Resorts International	369	9,845
Norwegian Cruise Line Holdings Ltd.(a)	167	7,360
Royal Caribbean Cruises Ltd.	111	11,625
Starbucks Corp.	466	27,154
Vail Resorts, Inc.	96	24,127
Wynn Resorts Ltd.	27	2,716
Yum! Brands, Inc.	298	26,942

		282,235
Household Durables — 1.1%
D.R. Horton, Inc.	355	12,766
Garmin Ltd.	226	14,952
Leggett & Platt, Inc.	579	21,023
Lennar Corp., Class A	292	12,550

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc.(a)	112	$13,970
Newell Brands, Inc.	383	6,082
NVR, Inc.(a)	6	13,434
PulteGroup, Inc.	489	12,015
Toll Brothers, Inc.	364	12,252
Whirlpool Corp.	76	8,342

		127,386
Household Products — 1.8%
Church & Dwight Co., Inc.	669	39,719
Clorox Co.	294	43,644
Colgate-Palmolive Co.	595	35,432
Kimberly-Clark Corp.	317	33,063
Procter & Gamble Co.	605	53,652

		205,510
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	1,281	18,677
Vistra Energy Corp.(a)	903	20,435

		39,112
Industrial Conglomerates — 0.8%
3M Co.	137	26,066
General Electric Co.	1,115	11,261
Honeywell International, Inc.	200	28,964
Roper Technologies, Inc.	92	26,027

		92,318
Insurance — 7.8%
Aflac, Inc.	837	36,050
Alleghany Corp.	57	34,239
Allstate Corp.	356	34,076
American Financial Group, Inc.	326	32,610
American International Group, Inc.	440	18,168
Aon PLC	267	41,700
Arch Capital Group Ltd.(a)	1,404	39,832
Arthur J Gallagher & Co.	468	34,637
Assurant, Inc.	181	17,595
Athene Holding Ltd., Class A(a)	253	11,567
Axis Capital Holdings Ltd.	474	26,444
Brighthouse Financial, Inc.(a)	275	10,898
Chubb Ltd.	308	38,472
Cincinnati Financial Corp.	444	34,916
Everest Re Group Ltd.	131	28,540
FNF Group	703	23,515
Hartford Financial Services Group, Inc.	448	20,348
Lincoln National Corp.	119	7,163
Loews Corp.	689	32,080
Markel Corp.(a)	35	38,263
Marsh & McLennan Cos., Inc.	544	46,104
MetLife, Inc.	252	10,380
Principal Financial Group, Inc.	288	13,556
Progressive Corp.	514	35,826
Prudential Financial, Inc.	132	12,379
Reinsurance Group of America, Inc.	210	29,898

Security	Shares	Value
Insurance (continued)
RenaissanceRe Holdings Ltd.	309	$37,747
Torchmark Corp.	435	36,827
Travelers Cos., Inc.	257	32,158
Unum Group	354	12,836
W.R. Berkley Corp.	482	36,584
Willis Towers Watson PLC	167	23,908

		889,316
Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.(a)	9	14,382
Booking Holdings, Inc.(a)	6	11,247
Expedia Group, Inc.	84	10,536
Netflix, Inc.(a)	14	4,225
Qurate Retail, Inc.(a)	469	10,290
TripAdvisor, Inc.(a)	100	5,214

		55,894
Internet Software & Services — 1.1%
Akamai Technologies, Inc.(a)	110	7,948
Alphabet, Inc., Class A(a)	14	15,268
Alphabet, Inc., Class C(a)	11	11,844
eBay, Inc.(a)	307	8,912
Facebook, Inc., Class A(a)	89	13,509
GoDaddy, Inc., Class A(a)	135	9,878
IAC/InterActiveCorp(a)	61	11,992
MercadoLibre, Inc.	23	7,464
Twitter, Inc.(a)	104	3,614
VeriSign, Inc.(a)	161	22,949
Zillow Group, Inc., Class C(a)	146	5,878

		119,256
IT Services — 4.6%
Accenture PLC, Class A	173	27,268
Alliance Data Systems Corp.	47	9,690
Automatic Data Processing, Inc.	191	27,519
Broadridge Financial Solutions, Inc.	251	29,352
Cognizant Technology Solutions Corp., Class A	239	16,498
DXC Technology Co.	69	5,025
Fidelity National Information Services, Inc.	299	31,126
First Data Corp., Class A(a)	375	7,028
Fiserv, Inc.(a)	552	43,774
FleetCor Technologies, Inc.(a)	65	13,002
Gartner, Inc.(a)	134	19,768
Global Payments, Inc.	165	18,848
International Business Machines Corp.	150	17,315
Jack Henry & Associates, Inc.	317	47,496
Leidos Holdings, Inc.	216	13,992
Mastercard, Inc., Class A	169	33,406
Paychex, Inc.	411	26,916
PayPal Holdings, Inc.(a)	98	8,251
Sabre Corp.	428	10,550
Square, Inc., Class A(a)	120	8,814

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Total System Services, Inc.	226	$20,600
Visa, Inc., Class A	295	40,666
Western Union Co.	1,072	19,339
Worldpay, Inc., Class A(a)	292	26,817

		523,060
Leisure Products — 0.3%
Hasbro, Inc.	183	16,783
Mattel, Inc.(a)	416	5,649
Polaris Industries, Inc.	70	6,229

		28,661
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	314	20,344
Illumina, Inc.(a)	23	7,157
IQVIA Holdings, Inc.(a)	184	22,619
Mettler-Toledo International, Inc.(a)	37	20,232
Thermo Fisher Scientific, Inc.	129	30,141
Waters Corp.(a)	109	20,676

		121,169
Machinery — 2.6%
AGCO Corp.	190	10,648
Caterpillar, Inc.	84	10,191
Cummins, Inc.	105	14,352
Deere & Co.	81	10,971
Dover Corp.	224	18,556
Flowserve Corp.	240	11,016
Fortive Corp.	129	9,578
IDEX Corp.	193	24,476
Illinois Tool Works, Inc.	164	20,922
Ingersoll-Rand PLC	222	21,299
Middleby Corp.(a)(b)	109	12,241
PACCAR, Inc.	233	13,330
Parker-Hannifin Corp.	92	13,950
Pentair PLC	322	12,928
Snap-on, Inc.	135	20,782
Stanley Black & Decker, Inc.	197	22,954
WABCO Holdings, Inc.(a)	110	11,820
Wabtec Corp.	117	9,596
Xylem, Inc.	350	22,953

		292,563
Media — 3.2%
CBS Corp., Class B	357	20,474
Charter Communications, Inc., Class A(a)	58	18,581
Comcast Corp., Class A	745	28,414
Discovery, Inc., Class A(a)	401	12,988
Discovery, Inc., Class C(a)	413	12,105
DISH Network Corp., Class A(a)	397	12,204
Interpublic Group of Cos., Inc.	725	16,791
Liberty Broadband Corp., Class C(a)	220	18,245

Security	Shares	Value
Media (continued)
Liberty Global PLC, Class A(a)	362	$9,278
Liberty Global PLC, Class C(a)	442	11,068
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	452	18,641
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	444	18,324
Liberty Media Corp. — Liberty Formula One, Class C(a)	197	6,517
Live Nation Entertainment, Inc.(a)	310	16,213
News Corp., Class A	937	12,359
Omnicom Group, Inc.	438	32,552
Sirius XM Holdings, Inc.(b)	3,460	20,829
Twenty-First Century Fox, Inc., Class A	418	19,027
Twenty-First Century Fox, Inc., Class B	410	18,524
Viacom, Inc., Class B	236	7,547
Walt Disney Co.	256	29,397

		360,078
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	89	1,037
Newmont Mining Corp.	181	5,597
Nucor Corp.	176	10,405
Steel Dynamics, Inc.	155	6,138

		23,177
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.	2,180	38,891
Annaly Capital Management, Inc.	4,695	46,340

		85,231
Multi-Utilities — 3.4%
Ameren Corp.	620	40,040
CenterPoint Energy, Inc.	1,255	33,897
CMS Energy Corp.	852	42,191
Consolidated Edison, Inc.	465	35,340
Dominion Energy, Inc.	593	42,352
DTE Energy Co.	441	49,568
NiSource, Inc.	850	21,556
Public Service Enterprise Group, Inc.	567	30,295
SCANA Corp.	422	16,901
Sempra Energy	306	33,697
WEC Energy Group, Inc.	622	42,545

		388,382
Multiline Retail — 0.6%
Dollar General Corp.	127	14,145
Dollar Tree, Inc.(a)	128	10,790
Kohl’s Corp.	93	7,043
Macy’s, Inc.	156	5,349
Nordstrom, Inc.	145	9,537

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail (continued)
Target Corp.	185	$15,472

		62,336
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	88	4,682
Antero Resources Corp.(a)	371	5,895
Apache Corp.	140	5,296
Cabot Oil & Gas Corp.	381	9,232
Cheniere Energy, Inc.(a)	108	6,524
Chevron Corp.	174	19,427
Cimarex Energy Co.	119	9,457
Concho Resources, Inc.(a)	97	13,492
ConocoPhillips	121	8,458
Continental Resources, Inc.(a)	53	2,792
Devon Energy Corp.	148	4,795
Diamondback Energy, Inc.	66	7,416
EOG Resources, Inc.	103	10,850
EQT Corp.	179	6,081
Exxon Mobil Corp.	397	31,633
Hess Corp.	110	6,314
HollyFrontier Corp.	109	7,351
Kinder Morgan, Inc.	423	7,199
Marathon Oil Corp.	155	2,943
Marathon Petroleum Corp.	238	16,767
Newfield Exploration Co.(a)	174	3,515
Noble Energy, Inc.	186	4,622
Occidental Petroleum Corp.	234	15,694
ONEOK, Inc.	89	5,838
Parsley Energy, Inc., Class A(a)	190	4,450
Phillips 66	161	16,554
Pioneer Natural Resources Co.	52	7,658
Plains GP Holdings LP, Class A(a)	109	2,329
Targa Resources Corp.	45	2,325
Valero Energy Corp.	118	10,749
Williams Cos., Inc.	108	2,628

		262,966
Personal Products — 0.3%
Coty, Inc., Class A	512	5,402
Estee Lauder Cos., Inc., Class A	175	24,052

		29,454
Pharmaceuticals — 1.9%
Allergan PLC	60	9,481
Bristol-Myers Squibb Co.	263	13,292
Eli Lilly & Co.	234	25,375
Jazz Pharmaceuticals PLC(a)	55	8,735
Johnson & Johnson	348	48,716
Merck & Co., Inc.	455	33,493
Mylan NV(a)	143	4,469
Nektar Therapeutics(a)	30	1,160
Perrigo Co. PLC	125	8,787
Pfizer, Inc.	778	33,501

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	287	$25,873

		212,882
Professional Services — 1.1%
CoStar Group, Inc.(a)	40	14,457
Equifax, Inc.	117	11,868
IHS Markit Ltd.(a)	408	21,432
ManpowerGroup, Inc.	140	10,680
Nielsen Holdings PLC	610	15,848
Robert Half International, Inc.	211	12,772
TransUnion	120	7,890
Verisk Analytics, Inc.(a)	258	30,919

		125,866
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	308	12,409
Jones Lang LaSalle, Inc.	61	8,068

		20,477
Road & Rail — 1.0%
AMERCO	49	15,998
CSX Corp.	180	12,395
JB Hunt Transport Services, Inc.	156	17,255
Kansas City Southern	124	12,643
Knight-Swift Transportation Holdings, Inc.	294	9,408
Norfolk Southern Corp.	94	15,776
Old Dominion Freight Line, Inc.	91	11,868
Union Pacific Corp.	129	18,862

		114,205
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(a)	209	3,806
Analog Devices, Inc.	159	13,310
Applied Materials, Inc.	195	6,412
Broadcom, Inc.	38	8,493
Intel Corp.	282	13,220
KLA-Tencor Corp.	108	9,886
Lam Research Corp.	45	6,378
Marvell Technology Group Ltd.	547	8,976
Maxim Integrated Products, Inc.	255	12,755
Microchip Technology, Inc.(b)	167	10,985
Micron Technology, Inc.(a)	99	3,734
NVIDIA Corp.	23	4,849
ON Semiconductor Corp.(a)	320	5,440
Qorvo, Inc.(a)	49	3,602
QUALCOMM, Inc.	201	12,641
Skyworks Solutions, Inc.	65	5,639
Texas Instruments, Inc.	179	16,617
Xilinx, Inc.	215	18,355

		165,098
Software — 3.3%
Activision Blizzard, Inc.	174	12,015
Adobe, Inc.(a)	81	19,907

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
ANSYS, Inc.(a)	135	$20,189
Autodesk, Inc.(a)	48	6,204
CA, Inc.	638	28,302
Cadence Design Systems, Inc.(a)	468	20,859
CDK Global, Inc.	345	19,748
Citrix Systems, Inc.(a)	189	19,367
Dell Technologies, Inc., Class V(a)	88	7,954
Electronic Arts, Inc.(a)	83	7,551
Fortinet, Inc.(a)	162	13,313
Intuit, Inc.	109	22,999
Microsoft Corp.	241	25,741
Oracle Corp.	429	20,952
Red Hat, Inc.(a)	103	17,679
salesforce.com, Inc.(a)	118	16,194
ServiceNow, Inc.(a)	62	11,225
Splunk, Inc.(a)	60	5,990
SS&C Technologies Holdings, Inc.	296	15,143
Symantec Corp.	485	8,803
Synopsys, Inc.(a)	310	27,754
Take-Two Interactive Software, Inc.(a)	112	14,434
VMware, Inc., Class A(a)	69	9,756
Workday, Inc., Class A(a)	53	7,050

		379,129
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	75	11,982
AutoZone, Inc.(a)	30	22,004
Best Buy Co., Inc.	105	7,367
CarMax, Inc.(a)	192	13,039
Gap, Inc.	245	6,688
Home Depot, Inc.	154	27,085
L Brands, Inc.	247	8,008
Lowe’s Cos., Inc.	231	21,996
O’Reilly Automotive, Inc.(a)	42	13,471
Ross Stores, Inc.	233	23,067
Tiffany & Co.	140	15,582
TJX Cos., Inc.	325	35,711
Tractor Supply Co.	140	12,865
Ulta Salon Cosmetics & Fragrance, Inc.(a)	42	11,530

		230,395
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	79	17,290
Hewlett Packard Enterprise Co.	385	5,871
HP, Inc.	443	10,694
NetApp, Inc.	128	10,047
Seagate Technology PLC	96	3,862
Western Digital Corp.	55	2,369

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	425	$11,845

		61,978
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.	514	8,820
Lululemon Athletica, Inc.(a)	65	9,147
Michael Kors Holdings Ltd.(a)	65	3,602
NIKE, Inc., Class B	251	18,835
PVH Corp.	88	10,629
Ralph Lauren Corp.	69	8,943
Tapestry, Inc.	276	11,677
Under Armour, Inc., Class A(a)	198	4,378
Under Armour, Inc., Class C(a)	448	8,884
VF Corp.	237	19,643

		104,558
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	1,618	15,500

Tobacco — 0.5%
Altria Group, Inc.	486	31,610
Philip Morris International, Inc.	288	25,364

		56,974
Trading Companies & Distributors — 0.3%
Fastenal Co.	343	17,633
HD Supply Holdings, Inc.(a)	203	7,627
United Rentals, Inc.(a)	26	3,122
W.W. Grainger, Inc.	36	10,223

		38,605
Water Utilities — 0.3%
American Water Works Co., Inc.	428	37,891

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	710	4,345
T-Mobile U.S., Inc.(a)	281	19,263

		23,608

Total Common Stocks — 99.2% (Cost — $10,159,708)		11,237,352

Investment Companies(e) — 0.4%
iShares Edge MSCI USA Size Factor ETF	545	45,151

Total Investment Companies — 0.4% (Cost — $45,243)		45,151

Total Long-Term Investments — 99.6% (Cost — $10,204,951)		11,282,503

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities(e) — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(c)(d)	$146,911	$146,940
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(c)	$45,036	$45,036

Total Short-Term Securities — 1.7% (Cost — $191,954)		191,976

Total Investments — 101.3% (Cost — $10,396,905)		11,474,479
Liabilities in Excess of Other Assets — (1.3)%		(144,587)

Net Assets — 100.0%		$11,329,892

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	190,624	—		(43,713	)(b)	146,911	$146,940	$183	(c)	$1	$(16)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,510	22,526	(d)	—		45,036	$45,036	$129		$—	$—
BlackRock, Inc.	38	—		—		38	$15,634	$119		$—	$(3,471)
PNC Financial Services Group, Inc.	161	—		—		161	$20,687	$153		$—	$(2,631)
iShares Edge MSCI USA Value Factor ETF	1,354	375		(1,184)		545	$45,151	$872		$(3,199)	$(3,659)

							$273,448	$1,456		$(3,198)	$(9,777)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,237,352	$—	$—	$11,237,352
Investment Companies	45,151	—	—	45,151
Short-Term Securities	191,976	—	—	191,976

	$11,474,479	$—	$—	$11,474,479

(a)	See above Schedule of Investments for values in each sector

During the period ended October 31, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) October 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Aerospace & Defense — 0.3%
Arconic, Inc.	837	$17,016
Spirit AeroSystems Holdings, Inc., Class A	274	23,019

		40,035
Air Freight & Logistics — 1.3%
FedEx Corp.	783	172,526

Airlines — 2.5%
American Airlines Group, Inc.	1,480	51,919
Delta Air Lines, Inc.	2,396	131,133
Southwest Airlines Co.	1,451	71,244
United Continental Holdings, Inc.(a)	1,016	86,878

		341,174
Auto Components — 0.9%
BorgWarner, Inc.	822	32,395
Goodyear Tire & Rubber Co.	1,883	39,656
Lear Corp.	416	55,286

		127,337
Automobiles — 5.4%
Ford Motor Co.	29,716	283,788
General Motors Co.	12,759	466,852

		750,640
Banks — 6.2%
Bank of America Corp.	15,776	433,840
CIT Group, Inc.	255	12,082
Citigroup, Inc.	5,874	384,512
Citizens Financial Group, Inc.	899	33,578

		864,012
Beverages — 0.2%
Molson Coors Brewing Co., Class B	408	26,112

Biotechnology — 2.2%
Gilead Sciences, Inc.	4,199	286,288
United Therapeutics Corp.(a)	133	14,744

		301,032
Building Products — 0.2%
Owens Corning	442	20,893

Capital Markets — 1.7%
Goldman Sachs Group, Inc.	653	147,167
Morgan Stanley	2,046	93,420

		240,587
Chemicals — 1.0%
Eastman Chemical Co.	319	24,994
LyondellBasell Industries NV, Class A	896	79,986
Mosaic Co.	1,107	34,250

Security	Shares	Value
Chemicals (continued)
Westlake Chemical Corp.	32	$2,282

		141,512
Commercial Services & Supplies — 0.1%
Stericycle, Inc.(a)	166	8,295

Communications Equipment — 3.4%
Cisco Systems, Inc.	9,611	439,703
Juniper Networks, Inc.	928	27,163

		466,866
Construction & Engineering — 0.9%
Fluor Corp.	791	34,693
Jacobs Engineering Group, Inc.	1,212	91,009

		125,702
Consumer Finance — 1.0%
Ally Financial, Inc.	1,286	32,677
Capital One Financial Corp.	1,235	110,286

		142,963
Containers & Packaging — 0.2%
WestRock Co.	694	29,821

Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	472	10,134
Voya Financial, Inc.	472	20,655

		30,789
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	7,264	222,860
CenturyLink, Inc.	1,155	23,839

		246,699
Electric Utilities — 2.5%
Entergy Corp.	579	48,607
Exelon Corp.	4,794	210,025
PG&E Corp.(a)	1,921	89,922

		348,554
Electrical Equipment — 0.4%
Eaton Corp. PLC	748	53,609

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.(a)	226	15,302
Avnet, Inc.	264	10,579
Corning, Inc.	1,919	61,312
Flex Ltd.(a)(b)	1,431	11,248

		98,441
Equity Real Estate Investment Trusts (REITs) — 2.4%
Host Hotels & Resorts, Inc.	11,585	221,389
National Retail Properties, Inc.	693	32,398
VEREIT, Inc.	10,681	78,292

		332,079

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 6.2%
CVS Health Corp.	2,956	$213,985
Kroger Co.	2,930	87,197
Walgreens Boots Alliance, Inc.	2,182	174,058
Walmart, Inc.	3,867	387,783

		863,023
Food Products — 2.3%
Archer-Daniels-Midland Co.	2,283	107,872
Bunge Ltd.	630	38,934
Ingredion, Inc.	156	15,784
J.M. Smucker Co.	352	38,129
Kraft Heinz Co.	988	54,310
Tyson Foods, Inc., Class A	1,111	66,571

		321,600
Health Care Providers & Services — 5.3%
AmerisourceBergen Corp.	402	35,376
Anthem, Inc.	587	161,759
Cardinal Health, Inc.	710	35,926
Centene Corp.(a)	499	65,030
Cigna Corp.	568	121,444
DaVita, Inc.(a)	259	17,441
Express Scripts Holding Co.(a)	2,000	193,940
McKesson Corp.	593	73,983
Universal Health Services, Inc., Class B	231	28,080

		732,979
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	1,754	98,294

Household Durables — 0.7%
Lennar Corp., Class A	598	25,702
Newell Brands, Inc.	1,140	18,103
Toll Brothers, Inc.	354	11,916
Whirlpool Corp.	329	36,111

		91,832
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	2,246	32,747
Vistra Energy Corp.(a)	655	14,822

		47,569
Insurance — 3.5%
Aflac, Inc.	990	42,639
American International Group, Inc.	2,374	98,022
Athene Holding Ltd., Class A(a)	279	12,756
Axis Capital Holdings Ltd.	135	7,532
Brighthouse Financial, Inc.(a)	297	11,770
Everest Re Group Ltd.	69	15,032
Hartford Financial Services Group, Inc.	512	23,255

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	594	$35,753
Loews Corp.	494	23,001
MetLife, Inc.	2,262	93,172
Prudential Financial, Inc.	1,143	107,191
Unum Group	432	15,664

		485,787
Internet & Direct Marketing Retail — 0.1%
Qurate Retail, Inc.(a)	812	17,815

IT Services — 1.6%
Alliance Data Systems Corp.	83	17,113
DXC Technology Co.	639	46,538
International Business Machines Corp.	1,377	158,947

		222,598
Machinery — 1.3%
AGCO Corp.	589	33,008
Cummins, Inc.	758	103,611
PACCAR, Inc.	695	39,761

		176,380
Media — 1.1%
Discovery, Inc., Class A(a)(b)	629	20,373
Discovery, Inc., Class C(a)	1,143	33,501
News Corp., Class A	2,576	33,978
Viacom, Inc., Class B	1,849	59,131

		146,983
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	4,220	49,163
Newmont Mining Corp.	948	29,312
Nucor Corp.	636	37,600
Steel Dynamics, Inc.	454	17,979

		134,054
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	1,101	19,642
Annaly Capital Management, Inc.	2,831	27,942

		47,584
Multi-Utilities — 0.2%
SCANA Corp.	532	21,307

Multiline Retail — 2.8%
Kohl’s Corp.	1,217	92,163
Macy’s, Inc.	2,208	75,712
Nordstrom, Inc.	502	33,017
Target Corp.	2,265	189,422

		390,314
Oil, Gas & Consumable Fuels — 5.5%
Antero Resources Corp.(a)	830	13,189
Chevron Corp.	3,570	398,590
EQT Corp.	359	12,195

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	424	$28,595
Kinder Morgan, Inc.	2,855	48,592
Marathon Petroleum Corp.	1,740	122,583
Newfield Exploration Co.(a)	328	6,626
Plains GP Holdings LP, Class A(a)	296	6,325
Valero Energy Corp.	1,431	130,350

		767,045
Paper & Forest Products — 0.2%
International Paper Co.	626	28,395

Personal Products — 0.1%
Coty, Inc., Class A	1,029	10,856

Pharmaceuticals — 6.2%
Allergan PLC	1,278	201,937
Jazz Pharmaceuticals PLC(a)	75	11,912
Mylan NV(a)	1,914	59,812
Perrigo Co. PLC	284	19,965
Pfizer, Inc.	13,033	561,201

		854,827
Professional Services — 0.2%
ManpowerGroup, Inc.	293	22,353

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	198	26,187

Road & Rail — 2.0%
AMERCO	35	11,427
Knight-Swift Transportation Holdings, Inc.	460	14,720
Norfolk Southern Corp.	1,526	256,108

		282,255
Semiconductors & Semiconductor Equipment — 6.0%
Intel Corp.	9,254	433,828
Lam Research Corp.	306	43,369
Micron Technology, Inc.(a)	4,464	168,382
ON Semiconductor Corp.(a)	488	8,296
Qorvo, Inc.(a)	316	23,229
QUALCOMM, Inc.	2,337	146,974

		824,078
Software — 0.4%
CA, Inc.	628	27,858
Dell Technologies, Inc., Class V(a)	340	30,733

		58,591

Security	Shares	Value
Specialty Retail — 0.3%
Gap, Inc.	1,285	$35,080

Technology Hardware, Storage & Peripherals — 14.4%
Apple, Inc.	7,738	1,693,539
Hewlett Packard Enterprise Co.	6,080	92,720
HP, Inc.	2,939	70,947
NetApp, Inc.	575	45,132
Seagate Technology PLC	678	27,276
Western Digital Corp.	1,049	45,180
Xerox Corp.	610	17,001

		1,991,795
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.(a)	668	37,014
Ralph Lauren Corp.	200	25,922

		62,936
Trading Companies & Distributors — 0.6%
United Rentals, Inc.(a)	741	88,972

Total Common Stocks — 99.5% (Cost — $12,735,688)		13,761,167

Investment Companies — 0.1%

iShares Edge MSCI USA Value Factor ETF(e)	100	8,266

Total Investment Companies — 0.1% (Cost — $8,383)		8,266

Total Long-Term Investments — 99.6% (Cost — $12,744,071)		13,769,433

Short-Term Securities — 0.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(c)(d)(e)	31,570	31,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(c)(e)	44,380	44,380

Total Short-Term Securities — 0.5% (Cost — $75,956)		75,956

Total Investments — 100.1% (Cost — $12,820,027)		13,845,389
Liabilities in Excess of Other Assets — (0.1)%		(12,386)

Net Assets — 100.0%		$13,833,003

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Value Factor Index Fund

(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	31,570	(b)	—	31,570	$31,576	$13	(c)	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,146	10,234	(b)	—	44,380	44,380	398		—	—
iShares Edge MSCI USA Value Factor ETF	559	668		(1,127)	100	8,266	135		3,443	(2,475)

						$84,222	$546		$3,444	$(2,475)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Edge MSCI USA Value Factor Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$13,761,167	$—	$—	$13,761,167
Investment Companies	8,266	—	—	8,266
Short-Term Securities	75,956	—	—	75,956

	$13,845,389	$—	$—	$13,845,389

(a)	See above Schedule of Investments for values in each industry.

During the period ended October 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

China — 31.0%
3SBio, Inc.(a)	35,500	$51,900
51job, Inc. — ADR(b)	677	41,575
58.com, Inc. — ADR(b)	2,359	154,727
AAC Technologies Holdings, Inc.	17,500	133,302
Agile Group Holdings Ltd.	38,000	43,660
Agricultural Bank of China Ltd., Class A	20,600	11,465
Agricultural Bank of China Ltd., Class H	705,000	310,327
Air China Ltd., Class H	44,000	35,572
Aisino Corp., Class A	2,700	9,149
Alibaba Group Holding Ltd. — ADR(b)	28,413	4,042,602
Aluminum Corp. of China Ltd., Class H(b)	72,000	26,211
Angang Steel Co. Ltd., Class H	18,000	15,393
Anhui Conch Cement Co. Ltd., Class A	2,100	9,913
Anhui Conch Cement Co. Ltd., Class H	30,000	155,494
ANTA Sports Products Ltd.	26,000	107,342
Autohome, Inc. — ADR	1,519	109,945
AviChina Industry & Technology Co. Ltd., Class H	49,000	32,721
BAIC Motor Corp. Ltd., Class H(a)	41,000	23,145
Baidu, Inc. — ADR(b)	6,782	1,288,987
Bank of Beijing Co. Ltd., Class A	11,000	9,608
Bank of China Ltd., Class A	19,500	10,425
Bank of China Ltd., Class H	1,935,000	824,390
Bank of Communications Co. Ltd., Class A	12,300	10,608
Bank of Communications Co. Ltd., Class H	246,000	184,809
Bank of Jiangsu Co. Ltd., Class A	12,300	11,472
Bank of Nanjing Co. Ltd., Class A	10,500	11,073
Bank of Ningbo Co. Ltd., Class A	4,600	11,659
Bank of Shanghai Co. Ltd., Class A	6,700	11,761
Baoshan Iron & Steel Co. Ltd., Class A	8,900	9,819
Baozun, Inc., ADR(b)(c)	890	35,431
BBMG Corp., Class H	54,000	14,938
Beijing Capital International Airport Co. Ltd., Class H	40,000	43,426
BOE Technology Group Co. Ltd., Class A	20,800	8,245
Brilliance China Automotive Holdings Ltd.	72,000	63,161
BYD Co. Ltd., Class A	1,800	12,162
Byd Co. Ltd., Class H(c)	15,000	96,492
BYD Electronic International Co. Ltd.	16,500	19,416
CAR, Inc.(b)	17,000	13,514
CGN Power Co. Ltd., Class H(a)	248,000	57,035
China Cinda Asset Management Co. Ltd., Class H	231,000	56,706
China CITIC Bank Corp. Ltd., Class H	237,000	146,901
China Coal Energy Co. Ltd., Class H	48,000	21,554
China Communications Construction Co. Ltd., Class H	98,000	89,857

Security	Shares	Value
China (continued)
China Communications Services Corp. Ltd., Class H	56,000	$45,381
China Conch Venture Holdings Ltd.	41,500	116,764
China Construction Bank Corp., Class A	11,200	11,534
China Construction Bank Corp., Class H	2,344,000	1,860,074
China Eastern Airlines Corp. Ltd., Class H	32,000	17,760
China Everbright Bank Co. Ltd., Class A	18,600	10,725
China Everbright Bank Co. Ltd., Class H	95,000	42,403
China Evergrande Group(c)	79,000	189,424
China Fortune Land Development Co. Ltd., Class A	3,300	11,126
China Galaxy Securities Co. Ltd., Class H	79,500	40,049
China Huarong Asset Management Co. Ltd., Class H(a)	238,983	43,391
China Huishan Dairy Holdings Co. Ltd.(b)	144,000	2,020
China International Capital Corp. Ltd., Class H(a)	24,000	39,532
China International Marine Containers Group Co. Ltd., Class H	10,000	8,829
China International Travel Service Corp. Ltd., Class A	1,200	9,287
China Life Insurance Co. Ltd., Class A	3,500	11,013
China Life Insurance Co. Ltd., Class H	178,000	356,676
China Literature Ltd.(a)(b)(c)	4,200	22,781
China Longyuan Power Group Corp. Ltd., Class H	76,000	57,836
China Medical System Holdings Ltd.	33,000	39,417
China Mengniu Dairy Co. Ltd.(b)	70,000	207,122
China Merchants Bank Co. Ltd., Class A	3,600	15,005
China Merchants Bank Co. Ltd., Class H	96,500	372,623
China Merchants Securities Co. Ltd., Class A	5,800	11,031
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,469	9,373
China Minsheng Banking Corp. Ltd., Class A	11,520	10,577
China Minsheng Banking Corp. Ltd., Class H	182,400	134,684
China Molybdenum Co. Ltd., Class H	75,000	28,007
China National Building Material Co. Ltd., Class H	94,000	67,583
China National Nuclear Power Co. Ltd., Class A	12,999	10,404
China Oilfield Services Ltd., Class H	42,000	39,187
China Overseas Land & Investment Ltd.	92,000	289,233
China Pacific Insurance Group Co. Ltd., Class A	2,300	11,155
China Pacific Insurance Group Co. Ltd., Class H	63,800	238,191
China Petroleum & Chemical Corp., Class A	10,800	9,764

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Petroleum & Chemical Corp., Class H	618,000	$503,408
China Railway Construction Corp. Ltd., Class A	7,200	11,415
China Railway Construction Corp. Ltd., Class H	46,500	59,055
China Railway Group Ltd., Class H	97,000	86,690
China Railway Signal & Communication Corp. Ltd., Class H(a)	50,000	33,668
China Reinsurance Group Corp., Class H	131,000	25,105
China Resources Gas Group Ltd.	24,000	91,991
China Resources Land Ltd.	66,000	224,479
China Resources Pharmaceutical Group Ltd.(a)	46,000	67,584
China Shenhua Energy Co. Ltd., Class A	4,300	12,448
China Shenhua Energy Co. Ltd., Class H	79,500	179,865
China Southern Airlines Co. Ltd., Class H	46,000	25,074
China State Construction Engineering Corp. Ltd., Class A	12,180	9,428
China Telecom Corp. Ltd., Class H	322,000	152,349
China Tower Corp. Ltd.(a)(b)	846,000	128,379
China Unicom Hong Kong Ltd.	146,000	152,709
China United Network Communications Ltd., Class A	13,500	10,535
China Vanke Co. Ltd., Class A	2,800	9,761
China Vanke Co. Ltd., Class H	28,400	87,696
China Yangtze Power Co. Ltd., Class A	4,400	9,866
China Zhongwang Holdings Ltd.	38,000	16,909
Chongqing Changan Automobile Co. Ltd., Class B	16,800	11,351
Chongqing Rural Commercial Bank Co. Ltd., Class H	71,000	39,220
CIFI Holdings Group Co. Ltd.	82,000	34,404
CITIC Securities Co. Ltd., Class A	3,900	9,627
CITIC Securities Co. Ltd., Class H	55,500	97,986
CNOOC Ltd.	436,000	742,499
COSCO SHIPPING Development Co. Ltd., Class H(b)	87,000	8,900
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	28,000	15,341
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	57,500	20,602
Country Garden Holdings Co. Ltd.	179,000	192,632
Country Garden Services Holdings Co. Ltd.(b)	24,000	31,291
CRRC Corp. Ltd., Class A	7,900	9,635
CRRC Corp. Ltd., Class H	105,000	92,219
CSPC Pharmaceutical Group Ltd.	118,000	251,435
Ctrip.com International Ltd. — ADR(b)	9,605	319,654

Security	Shares	Value
China (continued)
Dali Foods Group Co. Ltd.(a)	47,500	$33,960
Daqin Railway Co. Ltd., Class A	8,500	9,848
Datang International Power Generation Co. Ltd., Class H	72,000	16,101
Dongfeng Motor Group Co. Ltd., Class H	62,000	61,263
ENN Energy Holdings Ltd.	20,000	170,651
Fang Holdings Ltd., ADR(b)	7,284	14,787
Far East Horizon Ltd.	56,000	54,272
Focus Media Information Technology Co. Ltd., Class A	8,300	7,180
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,100	10,230
Fosun International Ltd.	60,500	88,762
Future Land Development Holdings Ltd.	48,000	27,688
Future Land Holdings Co. Ltd., Class A	3,000	10,715
Fuyao Glass Industry Group Co. Ltd., Class H(a)	11,600	34,288
GDS Holdings Ltd. — ADR(b)	1,626	38,162
Geely Automobile Holdings Ltd.	117,000	225,459
Genscript Biotech Corp.(b)	18,000	27,827
GF Securities Co. Ltd., Class A	5,700	10,174
GF Securities Co. Ltd., Class H	35,200	45,607
Great Wall Motor Co. Ltd., Class H(c)	71,000	42,175
Gree Electric Appliances, Inc. of Zhuhai(b)	1,600	8,786
Greentown China Holdings Ltd.	20,500	14,327
Greentown Service Group Co. Ltd.(c)	24,000	15,925
Guangzhou Automobile Group Co. Ltd., Class H	70,000	70,948
Guangzhou R&F Properties Co. Ltd., Class H	23,200	36,632
Guotai Junan Securities Co. Ltd., Class A	5,200	11,400
Guotai Junan Securities Co. Ltd., Class H(a)	13,800	29,095
Haitian International Holdings Ltd.	14,000	27,495
Haitong Securities Co. Ltd., Class A	8,900	12,052
Haitong Securities Co. Ltd., Class H	80,800	81,405
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,400	8,390
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,300	10,700
Hengan International Group Co. Ltd.	19,500	155,013
HengTen Networks Group Ltd.(b)	540,000	19,409
Hua Hong Semiconductor Ltd.(a)	10,000	17,455
Huadian Power International Corp. Ltd., Class H	38,000	14,413
Huadong Medicine Co. Ltd., Class A	1,700	8,747
Huaneng Power International, Inc., Class H	102,000	56,855
Huaneng Renewables Corp. Ltd., Class H	118,000	30,370
Huatai Securities Co. Ltd., Class A(b)	4,900	11,746

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(a)	40,000	$64,398
Huaxia Bank Co. Ltd., Class A	10,000	11,493
Huayu Automotive Systems Co. Ltd., Class A	3,700	9,286
Huazhu Group Ltd., ADR(c)	3,294	86,171
Hundsun Technologies, Inc., Class A	1,600	10,782
Iflytek Co. Ltd., Class A	2,600	8,469
Industrial & Commercial Bank of China Ltd., Class A	12,300	9,958
Industrial & Commercial Bank of China Ltd., Class H	1,693,000	1,148,654
Industrial Bank Co. Ltd., Class A	4,600	10,674
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,000	11,424
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,800	8,914
Inner Mongolia Yitai Coal Co. Ltd., Class B	18,500	22,037
JD.com, Inc. — ADR(b)	17,748	417,433
Jiangsu Expressway Co. Ltd., Class H	32,000	42,928
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,300	11,536
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	7,646
Jiangxi Copper Co. Ltd., Class H	30,000	33,137
Jiayuan International Group Ltd.	24,000	42,112
Kaisa Group Holdings Ltd.(b)	54,000	13,206
Kangmei Pharmaceutical Co. Ltd., Class A	3,800	6,739
Kingdee International Software Group Co. Ltd.(c)	54,000	44,283
Kingsoft Corp. Ltd.	19,000	26,976
Kunlun Energy Co. Ltd.	72,000	81,921
Kweichow Moutai Co. Ltd., Class A	300	23,752
KWG Property Holding Ltd.(b)	28,000	21,488
Legend Holdings Corp., Class H(a)	8,500	23,118
Lenovo Group Ltd.	194,000	123,731
Logan Property Holdings Co. Ltd.	26,000	24,079
Longfor Properties Co. Ltd.	35,500	86,272
Luxshare Precision Industry Co. Ltd., Class A	4,200	10,068
Luye Pharma Group Ltd.(a)(c)	27,500	21,346
Luzhou Laojiao Co. Ltd., Class A	1,700	9,321
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	4,920	10,366
Meitu, Inc.(a)(b)	46,000	24,080
Metallurgical Corp. of China Ltd., Class A	21,900	9,978
Metallurgical Corp. of China Ltd., Class H	67,000	16,285
Midea Group Co. Ltd., Class A	1,400	7,491
Minth Group Ltd.	18,000	58,484
Momo, Inc., ADR(b)	3,356	112,661
NARI Technology Co. Ltd., Class A	5,200	12,979

Security	Shares	Value
China (continued)
NetEase, Inc. — ADR	1,937	$402,605
New China Life Insurance Co. Ltd., Class A	1,700	11,460
New China Life Insurance Co. Ltd., Class H	19,800	92,894
New Oriental Education & Technology Group, Inc. — ADR(b)	3,543	207,301
Noah Holdings Ltd., ADR(b)	709	26,736
Orient Securities Co. Ltd., Class A	8,800	11,666
People’s Insurance Co. Group of China Ltd., Class H	171,000	69,939
PetroChina Co. Ltd., Class H	492,000	353,759
PICC Property & Casualty Co. Ltd., Class H	165,000	160,387
Ping An Bank Co. Ltd., Class A	7,100	11,159
Ping An Insurance Group Co. of China Ltd., Class A	1,900	17,448
Ping An Insurance Group Co. of China Ltd., Class H	127,000	1,200,662
Poly Real Estate Group Co. Ltd., Class A	5,900	10,703
Postal Savings Bank of China Co. Ltd., Class H(a)	64,000	38,292
Power Construction Corp. of China Ltd., Class A	14,100	9,590
Qingdao Haier Co. Ltd., Class A	5,000	9,122
SAIC Motor Corp. Ltd., Class A	2,200	8,581
Sanan Optoelectronics Co. Ltd., Class A	4,800	9,749
Sany Heavy Industry Co. Ltd., Class A	8,383	9,512
Semiconductor Manufacturing International Corp.(b)	72,800	60,136
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	42,996
Shanghai Electric Group Co. Ltd., Class H	64,000	20,830
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,400	8,791
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	14,000	42,098
Shanghai International Airport Co. Ltd., Class A	1,399	9,990
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	27,880	35,487
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	21,000	46,505
Shanghai Pudong Development Bank Co. Ltd., Class A	6,800	10,734
Shenwan Hongyuan Group Co. Ltd., Class A	17,300	11,084
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,100	10,049
Shenzhou International Group Holdings Ltd.	19,000	210,645
Shui On Land Ltd.	84,000	16,977

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,700	$9,124
Sihuan Pharmaceutical Holdings Group Ltd.	97,000	19,751
SINA Corp.(b)	1,559	98,700
Sino Biopharmaceutical Ltd.	169,500	152,989
Sino-Ocean Group Holding Ltd.	72,000	28,303
Sinopec Engineering Group Co. Ltd., Class H	30,500	28,412
Sinopec Shanghai Petrochemical Co. Ltd., Class H	80,000	35,155
Sinopharm Group Co. Ltd., Class H	28,800	139,517
Sinotrans Ltd., Class H	47,000	16,442
Skyworth Digital Holdings Ltd.	42,000	9,726
SOHO China Ltd.	54,500	18,527
Sunac China Holdings Ltd.	58,000	158,745
Suning.com Co. Ltd., Class A	4,900	8,038
Sunny Optical Technology Group Co. Ltd.	17,100	149,298
TAL Education Group — ADR(b)	8,082	234,216
Tencent Holdings Ltd.	140,000	4,796,296
Tingyi Cayman Islands Holding Corp.	54,000	80,009
Tong Ren Tang Technologies Co. Ltd., Class H	22,000	31,509
Towngas China Co. Ltd.(b)	23,000	16,756
TravelSky Technology Ltd.,Class H	22,000	53,442
Tsingtao Brewery Co. Ltd., Class H	10,000	39,545
Uni-President China Holdings Ltd.	36,000	35,022
Vipshop Holdings Ltd. — ADR(b)	10,848	52,721
Want Want China Holdings Ltd.	123,000	87,997
Weibo Corp. — ADR(b)	1,120	66,091
Weichai Power Co. Ltd., Class H	46,000	45,476
Wuliangye Yibin Co. Ltd., Class A	1,000	6,941
Wuxi Biologics Cayman, Inc.(a)(b)(c)	12,000	85,859
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,000	5,227
Xinyi Solar Holdings Ltd.	88,000	27,533
Yangzijiang Shipbuilding Holdings Ltd.	61,000	54,697
Yanzhou Coal Mining Co. Ltd., Class H	44,000	41,848
Yonghui Superstores Co. Ltd., Class A	9,999	10,278
Yonyou Network Technology Co. Ltd., Class A	2,700	9,356
Yunnan Baiyao Group Co. Ltd., Class A(d)	1,000	10,065
Yuzhou Properties Co. Ltd.	39,000	13,923
YY, Inc. — ADR(b)	1,176	75,146
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,600	17,869
Zhaojin Mining Industry Co. Ltd., Class H	43,500	38,477
Zhejiang Expressway Co. Ltd., Class H	32,000	26,908
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	3,800	12,667
Zhongjin Gold Corp. Ltd., Class A	9,700	11,026

Security	Shares	Value
China (continued)
Zhongsheng Group Holdings Ltd.(c)	14,500	$26,508
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,300	65,936
Zijin Mining Group Co. Ltd., Class A	22,600	11,171
Zijin Mining Group Co. Ltd., Class H	154,000	57,606
ZTE Corp., Class H(b)	17,400	26,632

		31,074,418
Hong Kong — 14.5%
AIA Group Ltd.	294,400	2,239,513
Alibaba Health Information Technology Ltd.(b)	94,000	76,247
Alibaba Pictures Group Ltd.(b)	320,000	44,218
ASM Pacific Technology Ltd.	7,600	65,913
Bank of East Asia Ltd.	35,000	113,480
Beijing Enterprises Holdings Ltd.	10,500	56,931
Beijing Enterprises Water Group Ltd.(b)	130,000	66,386
BOC Hong Kong Holdings Ltd.	93,000	348,165
China Agri-Industries Holdings Ltd.	49,000	16,423
China Everbright International Ltd.	82,222	65,777
China Everbright Ltd.	22,000	39,013
China First Capital Group Ltd.(b)	72,000	29,013
China Gas Holdings Ltd.	42,000	133,324
China Jinmao Holdings Group Ltd.	126,000	53,090
China Merchants Port Holdings Co. Ltd.	29,853	50,849
China Mobile Ltd.	152,000	1,423,917
China Power International Development Ltd.	102,000	20,181
China Resources Beer Holdings Co. Ltd.	40,000	139,385
China Resources Cement Holdings Ltd.	56,000	49,710
China Resources Power Holdings Co. Ltd.	44,000	77,416
China State Construction International Holdings Ltd.(c)	44,000	31,465
China Taiping Insurance Holdings Co. Ltd.	39,600	133,016
China Traditional Chinese Medicine Holdings Co. Ltd.	66,000	42,140
China Travel International Investment Hong Kong Ltd.	50,000	13,441
Chong Sing Holdings FinTech Gr(b)(c)	392,000	17,746
CITIC Ltd.	137,000	205,844
CK Asset Holdings Ltd.	61,000	396,972
CK Hutchison Holdings Ltd.	64,000	644,616
CK Infrastructure Holdings Ltd.	15,000	109,779
CLP Holdings Ltd.	40,500	453,820
COSCO SHIPPING Ports Ltd.	36,000	36,793
Dairy Farm International Holdings Ltd.	8,100	73,177
Fullshare Holdings Ltd.(b)(c)	65,000	25,393
Galaxy Entertainment Group Ltd.	57,000	309,461
GCL-Poly Energy Holdings Ltd.(b)	333,000	19,787
GOME Retail Holdings Ltd.(b)(c)	222,000	22,172
Guangdong Investment Ltd.	80,000	143,221

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Haier Electronics Group Co. Ltd.(b)	31,000	$65,099
Hang Lung Group Ltd.	19,000	46,777
Hang Lung Properties Ltd.	47,000	85,196
Hang Seng Bank Ltd.	19,500	457,228
Henderson Land Development Co. Ltd.	31,405	146,475
HK Electric Investments & HK Electric Investments Ltd.(e)	83,000	78,957
HKT Trust & HKT Ltd.(e)	107,000	147,571
Hong Kong & China Gas Co. Ltd.	239,154	456,817
Hong Kong Exchanges & Clearing Ltd.	28,171	750,103
Hongkong Land Holdings Ltd.	29,600	175,290
Hysan Development Co. Ltd.	17,000	79,725
Jardine Matheson Holdings Ltd.	5,500	317,589
Jardine Strategic Holdings Ltd.	5,600	188,118
Kerry Properties Ltd.	15,000	47,225
Kingboard Chemical Holdings Ltd.	15,500	41,637
Kingboard Laminates Holdings Ltd.	24,500	18,808
Lee & Man Paper Manufacturing Ltd.	39,000	33,485
Li & Fung Ltd.(c)	148,000	29,372
Link REIT	54,500	484,346
Melco Resorts & Entertainment Ltd. — ADR	6,006	99,880
MGM China Holdings Ltd.	23,600	33,495
MMG Ltd.(b)	48,000	18,091
MTR Corp. Ltd.	35,500	172,254
New World Development Co. Ltd.	141,000	179,375
Nine Dragons Paper Holdings Ltd.	40,000	38,308
NWS Holdings Ltd.	33,321	66,136
PCCW Ltd.	118,000	64,790
Power Assets Holdings Ltd.	32,500	217,032
Sands China Ltd.	58,000	229,361
Shanghai Industrial Holdings Ltd.	10,000	21,060
Shangri-La Asia Ltd.	30,000	40,980
Shenzhen International Holdings Ltd.	21,000	40,232
Shenzhen Investment Ltd.	78,000	22,450
Shimao Property Holdings Ltd.	28,500	56,158
Sino Land Co. Ltd.	80,000	125,680
Sinotruk Hong Kong Ltd.	16,000	23,136
SJM Holdings Ltd.	58,000	47,000
SSY Group Ltd.	42,000	35,484
Sun Art Retail Group Ltd.	58,500	64,140
Sun Hung Kai Properties Ltd.	38,500	500,353
Swire Pacific Ltd., Class A	12,500	129,859
Swire Properties Ltd.	27,200	92,951
Techtronic Industries Co. Ltd.	34,000	160,098
WH Group Ltd.(a)	213,000	149,582
Wharf Holdings Ltd.	29,000	72,494
Wharf Real Estate Investment Co. Ltd.	29,000	180,210
Wheelock & Co. Ltd.	19,000	101,574
Wynn Macau Ltd.	38,000	79,160
Yue Yuen Industrial Holdings Ltd.	18,500	50,797

Security	Shares	Value
Hong Kong (continued)
Yuexiu Property Co. Ltd.	158,000	$25,072

		14,574,804
India — 2.8%
Axis Bank Ltd. — GDR(b)	6,150	241,329
Dr. Reddy’s Laboratories Ltd. — ADR	4,905	166,917
GAIL India Ltd. — GDR	8,632	257,444
ICICI Bank Ltd. — ADR	23,443	222,474
Infosys Ltd. — ADR	27,084	256,485
Larsen & Toubro Ltd. — GDR	14,045	245,881
Mahindra & Mahindra Ltd., — GDR	17,624	182,408
Reliance Industries Ltd., — GDR(a)	16,601	473,864
State Bank of India — GDR(b)	5,605	211,591
Tata Motors Ltd. — ADR(b)	6,074	74,164
Vedanta Ltd. — ADR	14,305	159,358
Wipro Ltd. — ADR(c)	54,380	281,145

		2,773,060
Indonesia — 2.4%
Adaro Energy Tbk PT	322,400	35,034
Astra International Tbk PT	460,500	239,536
Bank Central Asia Tbk PT	248,600	387,085
Bank Danamon Indonesia Tbk PT	87,000	42,523
Bank Mandiri Persero Tbk PT	477,400	214,506
Bank Negara Indonesia Persero Tbk PT	193,900	93,624
Bank Rakyat Indonesia Persero Tbk PT	1,383,200	287,080
Bank Tabungan Negara Persero Tbk PT	131,800	18,399
Bumi Serpong Damai Tbk PT(b)	236,700	17,185
Charoen Pokphand Indonesia Tbk PT	173,300	62,772
Gudang Garam Tbk PT	11,100	52,914
Hanjaya Mandala Sampoerna Tbk PT	227,700	56,040
Indah Kiat Pulp & Paper Corp. Tbk PT	65,500	54,893
Indocement Tunggal Prakarsa Tbk PT	42,400	48,379
Indofood CBP Sukses Makmur Tbk PT	78,200	45,947
Indofood Sukses Makmur Tbk PT	120,500	47,409
Jasa Marga Persero Tbk PT	60,299	16,484
Kalbe Farma Tbk PT	596,100	53,765
Matahari Department Store Tbk PT	56,100	17,923
Pakuwon Jati Tbk PT	289,800	9,119
Perusahaan Gas Negara Persero Tbk PT	252,200	36,936
Semen Indonesia Persero Tbk PT	67,100	39,785
Surya Citra Media Tbk PT	150,000	15,521
Telekomunikasi Indonesia Persero Tbk PT	1,183,900	299,910
Tower Bersama Infrastructure Tbk PT	51,300	15,792
Unilever Indonesia Tbk PT	43,400	123,622
United Tractors Tbk PT	37,500	82,794
Waskita Karya Persero Tbk PT	106,200	10,083

		2,425,060
Malaysia — 2.9%
AirAsia Group Bhd	17,000	10,681
Alliance Bank Malaysia Bhd	34,700	32,865

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
AMMB Holdings Bhd	48,000	$43,628
Astro Malaysia Holdings Bhd	45,200	14,601
Axiata Group Bhd	64,800	52,848
British American Tobacco Malaysia Bhd	4,100	30,460
CIMB Group Holdings Bhd	120,800	165,289
Dialog Group Bhd	90,800	73,544
DiGi.Com Bhd	75,000	77,279
FGV Holdings Bhd	17,800	5,961
Gamuda Bhd	31,100	17,793
Genting Bhd	52,000	91,257
Genting Malaysia Bhd	68,400	73,466
Genting Plantations Bhd	4,100	9,466
HAP Seng Consolidated Bhd	11,100	26,122
Hartalega Holdings Bhd	32,600	48,774
Hong Leong Bank Bhd	20,900	103,496
Hong Leong Financial Group Bhd	9,800	43,088
IHH Healthcare Bhd	46,100	55,099
IJM Corp. Bhd	58,200	22,688
IOI Corp. Bhd	56,000	60,232
IOI Properties Group Bhd	37,300	11,679
Kuala Lumpur Kepong Bhd	10,600	63,121
Malayan Banking Bhd	119,000	270,099
Malaysia Airports Holdings Bhd	22,100	43,928
Maxis Bhd	49,300	61,641
MISC Bhd	26,200	38,142
Nestle Malaysia Bhd	1,900	65,293
Petronas Chemicals Group Bhd	52,700	117,834
Petronas Dagangan Bhd	4,500	28,007
Petronas Gas Bhd	15,100	66,051
PPB Group Bhd	14,340	57,462
Press Metal Aluminium Holdings Bhd	22,300	25,815
Public Bank Bhd	75,600	444,711
RHB Capital Bhd	30,800	38,532
Sime Darby Bhd	44,800	23,566
Sime Darby Plantation Bhd	58,000	72,999
Sime Darby Property Bhd	54,800	12,801
SP Setia Bhd Group	35,000	17,587
Telekom Malaysia Bhd	27,000	15,368
Tenaga Nasional Bhd	78,500	275,938
Top Glove Corp. Bhd	34,200	48,627
UMW Holdings Bhd	12,100	13,750
Westports Holdings Bhd	18,900	15,416
YTL Corp. Bhd	102,768	26,079

		2,913,083
Pakistan — 0.1%
Habib Bank Ltd.	14,000	15,393
Lucky Cement Ltd.	1,773	6,671
MCB Bank Ltd.	15,100	22,559
Oil & Gas Development Co. Ltd.	8,000	9,581

Security	Shares	Value
Pakistan (continued)
United Bank Ltd.	16,100	$18,246

		72,450
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	40,380	35,522
Aboitiz Power Corp.	27,100	17,069
Alliance Global Group, Inc.(b)	78,200	16,654
Ayala Corp.	6,085	104,755
Ayala Land, Inc.	165,200	122,579
Bank of the Philippine Islands	29,905	45,981
BDO Unibank, Inc.	52,960	121,312
DMCI Holdings, Inc.	90,200	21,662
Globe Telecom, Inc.	760	29,687
GT Capital Holdings, Inc.	2,075	29,474
International Container Terminal Services, Inc.	14,600	24,695
JG Summit Holdings, Inc.	60,600	53,662
Jollibee Foods Corp.	12,320	63,622
Manila Electric Co.	4,560	31,388
Megaworld Corp.	262,000	21,616
Metro Pacific Investments Corp.	347,800	31,242
Metropolitan Bank & Trust Co.	22,793	27,963
PLDT, Inc.	2,060	53,162
Robinsons Land Corp.	55,939	21,988
Security Bank Corp.	7,170	19,376
SM Investments Corp.	5,525	93,139
SM Prime Holdings, Inc.	239,200	151,228
Universal Robina Corp.	24,970	60,740

		1,198,516
Singapore — 4.0%
Ascendas Real Estate Investment Trust	74,291	135,276
BOC Aviation Ltd.(a)	4,800	34,407
CapitaLand Commercial Trust	60,513	75,614
CapitaLand Ltd.	61,500	139,696
CapitaLand Mall Trust	69,600	106,009
City Developments Ltd.	9,800	56,006
ComfortDelGro Corp. Ltd.	57,800	94,114
DBS Group Holdings Ltd.	43,100	731,296
Genting Singapore Ltd.	144,900	92,209
Golden Agri-Resources Ltd.	169,200	31,195
Jardine Cycle & Carriage Ltd.	2,344	51,335
Keppel Corp. Ltd.	34,900	156,368
Oversea-Chinese Banking Corp. Ltd.	75,000	582,634
SATS Ltd.	16,200	58,303
Sembcorp Industries Ltd.	23,600	48,181
Singapore Airlines Ltd.	12,900	88,431
Singapore Exchange Ltd.	21,000	103,882
Singapore Press Holdings Ltd.	11,300	21,656
Singapore Technologies Engineering Ltd.	42,700	109,574
Singapore Telecommunications Ltd.	200,400	457,754
Suntec Real Estate Investment Trust	60,400	77,299

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.	32,041	$566,500
UOL Group Ltd.	12,100	52,703
Venture Corp. Ltd.	7,300	80,812
Wilmar International Ltd.	46,400	105,992

		4,057,246
South Korea — 15.3%
Amorepacific Corp.	840	113,494
Amorepacific Group	777	42,588
BGF retail Co. Ltd.	161	23,818
BNK Financial Group, Inc.	6,394	42,707
Celltrion Healthcare Co. Ltd.(b)	888	49,792
Celltrion, Inc.(b)	2,003	383,206
Cheil Worldwide, Inc.	1,753	34,980
CJ CheilJedang Corp.	257	73,309
CJ Corp.	431	41,445
CJ ENM Co. Ltd.	255	50,736
CJ Logistics Corp.(b)	161	22,460
Coway Co. Ltd.	1,426	87,996
Daelim Industrial Co. Ltd.	758	50,746
Daewoo Engineering & Construction Co. Ltd.(b)	2,904	11,593
DB Insurance Co. Ltd.	1,182	74,475
DGB Financial Group, Inc.	6,017	49,768
Dongsuh Cos., Inc.	1,060	17,381
Doosan Bobcat, Inc.	812	25,183
Doosan Heavy Industries & Construction Co. Ltd.(b)	1,099	10,620
E-MART Inc.	530	95,346
GS Engineering & Construction Corp.	1,113	41,041
GS Holdings Corp.	1,398	59,664
GS Retail Co. Ltd.	636	20,089
Hana Financial Group, Inc.	6,985	235,294
Hankook Tire Co. Ltd.	1,981	71,970
Hanmi Pharm Co. Ltd.	161	55,250
Hanmi Science Co. Ltd.	294	17,260
Hanon Systems	4,316	41,628
Hanssem Co. Ltd.	243	10,449
Hanwha Chemical Corp.	2,823	40,201
Hanwha Corp.	322	7,975
Hanwha Life Insurance Co. Ltd.	2,005	7,906
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	899	34,846
HLB, Inc.(b)	746	57,303
Hotel Shilla Co. Ltd.	815	51,364
Hyundai Heavy Industries Holdings Co. Ltd.(b)	241	75,733
Hyundai Department Store Co. Ltd.	252	19,276
Hyundai Engineering & Construction Co. Ltd.	1,986	80,259
Hyundai Glovis Co. Ltd.	500	50,208
Hyundai Heavy Industries Co. Ltd.(b)	921	101,313

Security	Shares	Value
South Korea (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	1,201	$44,187
Hyundai Mobis Co. Ltd.	1,659	277,122
Hyundai Motor Co.	3,735	349,831
Hyundai Steel Co.	2,009	73,723
Industrial Bank of Korea	6,182	80,728
Kakao Corp.	1,135	91,747
Kangwon Land, Inc.	3,274	82,904
KB Financial Group, Inc.	9,374	390,373
KCC Corp.	83	18,049
KEPCO Plant Service & Engineering Co. Ltd.	641	15,526
Kia Motors Corp.	6,696	167,371
Korea Aerospace Industries Ltd.(b)	1,692	43,100
Korea Electric Power Corp.	6,058	144,704
Korea Gas Corp.(b)	548	25,139
Korea Investment Holdings Co. Ltd.	1,143	59,775
Korea Zinc Co. Ltd.	154	51,362
Korean Air Lines Co. Ltd.	451	10,918
KT Corp.	267	6,718
KT&G Corp.	2,963	264,214
Kumho Petrochemical Co. Ltd.	394	29,931
LG Chem Ltd.	1,127	344,384
LG Corp.	2,414	140,645
LG Display Co. Ltd.	5,863	85,550
LG Electronics, Inc.	2,510	140,321
LG Household & Health Care Ltd.	233	214,268
LG Innotek Co. Ltd.	374	41,044
LG Uplus Corp.	5,245	74,543
Lotte Chemical Corp.	392	90,569
Lotte Corp.(b)	431	18,034
Lotte Shopping Co. Ltd.	292	49,850
Medy-Tox, Inc.	107	43,834
Mirae Asset Daewoo Co. Ltd.	10,090	57,258
NAVER Corp.	3,405	342,898
NCSoft Corp.	432	163,277
Netmarble Corp.(a)	644	63,608
NH Investment & Securities Co. Ltd.	4,718	50,648
OCI Co. Ltd.	439	32,982
Orion Corp.	590	49,394
Ottogi Corp.	37	21,439
Pan Ocean Co. Ltd.(b)	4,963	20,892
POSCO	1,899	434,668
Posco Daewoo Corp.	874	13,750
S-1 Corp.	369	31,249
S-Oil Corp.	1,156	126,145
Samsung Biologics Co. Ltd.(a)(b)	411	140,677
Samsung C&T Corp.	1,891	180,983
Samsung Card Co. Ltd.	711	21,009
Samsung Electro-Mechanics Co. Ltd.	1,400	146,138
Samsung Electronics Co. Ltd.	118,052	4,419,370
Samsung Engineering Co. Ltd.(b)	3,775	60,935
Samsung Fire & Marine Insurance Co. Ltd.	829	202,603

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co. Ltd.(b)	9,648	$59,193
Samsung Life Insurance Co. Ltd.	1,899	153,640
Samsung SDI Co. Ltd.	1,354	281,583
Samsung SDS Co. Ltd.	873	148,500
Samsung Securities Co. Ltd.	2,208	52,165
Shinhan Financial Group Co. Ltd.	10,072	375,140
Shinsegae Inc.	199	45,436
SillaJen, Inc.(b)	1,314	79,914
SK Holdings Co. Ltd.	812	186,968
SK Hynix, Inc.	14,259	858,753
SK Innovation Co. Ltd.	1,595	299,334
SK Telecom Co. Ltd.	561	131,813
ViroMed Co. Ltd.(b)	331	54,537
Woori Bank	13,003	180,169
Yuhan Corp.	233	34,354

		15,372,558
Taiwan — 13.7%
Acer, Inc.(b)	69,000	48,553
Advantech Co. Ltd.	9,599	66,234
Airtac International Group	3,000	25,882
ASE Technology Holding Co. Ltd.(b)	82,952	167,308
Asia Cement Corp.	55,000	58,315
Asustek Computer, Inc.	16,000	118,644
AU Optronics Corp.	206,000	80,485
Catcher Technology Co. Ltd.	16,000	161,779
Cathay Financial Holding Co. Ltd.	197,000	312,771
Chailease Holding Co. Ltd.	30,804	88,351
Chang Hwa Commercial Bank Ltd.	174,960	99,393
Cheng Shin Rubber Industry Co. Ltd.	41,000	57,845
Chicony Electronics Co. Ltd.	11,140	22,328
China Airlines Ltd.	71,000	21,069
China Development Financial Holding Corp.	400,000	128,791
China Life Insurance Co. Ltd.	59,926	56,957
China Steel Corp.	304,000	240,098
Chunghwa Telecom Co. Ltd.	90,000	317,894
Compal Electronics, Inc.	87,000	48,057
CTBC Financial Holding Co. Ltd.	411,966	275,865
Delta Electronics, Inc.	45,000	189,415
E.Sun Financial Holding Co. Ltd.	278,396	184,847
Eclat Textile Co. Ltd.	5,080	60,486
Eva Airways Corp.	51,865	23,759
Evergreen Marine Corp. Taiwan Ltd.	48,262	17,830
Far Eastern New Century Corp.	63,320	63,688
Far EasTone Telecommunications Co. Ltd.	38,000	90,553
Feng TAY Enterprise Co. Ltd.	8,307	49,972
First Financial Holding Co. Ltd.	280,812	177,654
Formosa Chemicals & Fibre Corp.	85,000	308,470
Formosa Petrochemical Corp.	30,000	118,433
Formosa Plastics Corp.	108,000	353,169
Formosa Taffeta Co. Ltd.	17,000	18,531

Security	Shares	Value
Taiwan (continued)
Foxconn Technology Co. Ltd.	17,090	$36,290
Fubon Financial Holding Co. Ltd.	162,000	254,162
General Interface Solution Holding Ltd.	4,000	13,360
Giant Manufacturing Co. Ltd.	7,000	26,790
Globalwafers Co. Ltd.	6,000	47,763
Highwealth Construction Corp.	25,900	38,045
Hiwin Technologies Corp.	5,459	35,429
Hon Hai Precision Industry Co. Ltd.	317,440	808,059
Hotai Motor Co. Ltd.	6,000	41,516
HTC Corp.(b)	15,000	16,328
Hua Nan Financial Holdings Co. Ltd.	176,407	99,641
Innolux Corp.	204,000	61,943
Inventec Corp.	65,000	52,533
Largan Precision Co. Ltd.	2,450	267,695
Lite-On Technology Corp.	47,110	54,164
Macronix International	44,880	24,989
MediaTek, Inc.	36,000	265,919
Mega Financial Holding Co. Ltd.	255,000	215,932
Micro-Star International Co. Ltd.	16,000	35,643
Nan Ya Plastics Corp.	125,000	311,376
Nanya Technology Corp.	26,000	43,414
Nien Made Enterprise Co. Ltd.	4,000	24,807
Novatek Microelectronics Corp.	16,000	70,783
Pegatron Corp.	45,000	82,226
Phison Electronics Corp.	4,000	26,304
Pou Chen Corp.	55,000	55,811
Powertech Technology, Inc.	18,000	39,484
President Chain Store Corp.	14,000	158,370
Quanta Computer, Inc.	62,000	98,065
Realtek Semiconductor Corp.	12,000	48,321
Ruentex Development Co. Ltd.	9,745	13,525
Ruentex Industries Ltd.	13,200	33,168
Shin Kong Financial Holding Co. Ltd.	198,574	65,470
SinoPac Financial Holdings Co. Ltd.	256,940	87,404
Standard Foods Corp.	11,969	17,997
Synnex Technology International Corp.	42,350	45,701
TaiMed Biologics, Inc.(b)	4,000	24,983
Taishin Financial Holding Co. Ltd.	232,409	103,555
Taiwan Business Bank	185,703	61,303
Taiwan Cement Corp.	108,600	122,076
Taiwan Cooperative Financial Holding Co. Ltd.	271,622	152,985
Taiwan High Speed Rail Corp.	45,000	44,717
Taiwan Mobile Co. Ltd.	43,000	153,652
Taiwan Semiconductor Manufacturing Co. Ltd.	606,000	4,549,474
Teco Electric and Machinery Co. Ltd.	33,000	18,987
Uni-President Enterprises Corp.	123,840	300,170
United Microelectronics Corp.	294,000	112,038
Vanguard International Semiconductor Corp.	23,000	42,553
Walsin Technology Corp.	8,000	33,806
Win Semiconductors Corp.	9,000	27,798

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Winbond Electronics Corp.	72,000	$31,367
Wistron Corp.	55,552	34,056
WPG Holdings Ltd.	38,640	46,020
Yageo Corp.	5,990	61,422
Yuanta Financial Holding Co. Ltd.	251,865	122,482
Zhen Ding Technology Holding Ltd.	9,000	20,592

		13,735,889
Thailand — 2.9%
Advanced Info Service PCL — NVDR	29,100	172,194
Airports of Thailand PCL — NVDR	104,700	202,346
Bangkok Bank PCL, Foreign Registered Shares	9,100	58,281
Bangkok Dusit Medical Services PCL — NVDR	119,900	88,923
Bangkok Expressway & Metro PCL	230,900	59,291
Banpu PCL — NVDR	47,700	25,119
Berli Jucker PCL — NVDR	30,400	51,255
BTS Group Holdings PCL	53,500	14,767
BTS Group Holdings PCL — NVDR	123,800	34,218
Bumrungrad Hospital PCL — NVDR	8,800	51,371
Central Pattana PCL — NVDR	38,600	92,050
Charoen Pokphand Foods PCL — NVDR	79,900	60,897
CP ALL PCL — NVDR	126,800	257,619
Delta Electronics Thailand PCL — NVDR	11,600	24,150
Electricity Generating PCL — NVDR	3,300	23,021
Glow Energy PCL — NVDR	11,300	28,558
Home Product Center PCL — NVDR	102,100	45,979
Indorama Ventures PCL — NVDR	39,800	65,291
IRPC PCL — NVDR	233,700	43,034
Kasikornbank PCL — NVDR	7,100	42,740
Kasikornbank PCL, Foreign Registered Shares	28,100	169,207
Krung Thai Bank PCL — NVDR	24,600	14,934
Land & Houses PCL — NVDR	50,000	15,573
Minor International PCL — NVDR	53,700	59,302
PTT Exploration & Production PCL — NVDR	34,300	143,662
PTT Global Chemical PCL — NVDR	54,800	128,020
PTT PCL — NVDR	253,000	389,055
Robinson PCL — NVDR	11,800	23,310
Siam Cement PCL — NVDR	3,300	41,690
Siam Cement PCL, Foreign Registered Shares	7,300	91,994
Siam Commercial Bank PCL — NVDR	49,700	206,253
Thai Oil PCL — NVDR	25,300	64,705
Thai Union Group PCL — NVDR	54,100	27,130
TMB Bank PCL — NVDR	433,400	29,878
True Corp. PCL — NVDR	247,773	44,189

		2,890,006
United States — 7.8%
iShares MSCI India ETF(c)(h)	246,835	7,451,949

Security	Shares	Value
United States (continued)
Nexteer Automotive Group Ltd.	21,000	$29,611
Yum China Holdings, Inc.	9,189	331,539

		7,813,099

Total Common Stocks — 98.6% (Cost — $111,575,171)		98,900,189

Preferred Stocks — 0.8%

South Korea — 0.8%
Amorepacific Corp., Preference Shares, 0.00%	193	15,323
Hyundai Motor Co., Preference Shares, 0.00%	607	35,552
Hyundai Motor Co., Second Preference Shares, 0.00%	931	57,948
LG Chem Ltd., Preference Shares, 0.00%	186	32,685
LG Household & Health Care Ltd. Preference Shares, 0.00%	57	36,646
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	20,650	651,523

Total Preferred Stocks — 0.8% (Cost — $941,100)		829,677

Warrants — 0.0%

Thailand — 0.0%
BTS W4 (Expires 08/01/19)(b)	14,955	—

Total Warrants — 0.0% (Cost — $—)		—

Total Long-Term Investments — 99.4% (Cost — $112,516,271)		99,729,866

Short-Term Securities — 8.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(f)(g)(h)	8,406,026	8,407,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(g)(h)	104,532	104,532

Total Short-Term Securities — 8.5% (Cost — $8,512,106)		8,512,240

Total Investments — 107.9% (Cost — $121,028,377)		108,242,106
Liabilities in Excess of Other Assets — (7.9)%		(7,896,480)

Net Assets — 100.0%		$100,345,626

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Non-income producing security.

(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,437,313	6,968,713	(b)	—		8,406,026	$8,407,708	$6,507	(c)	$47	$(168)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,595,482	—		(1,490,950	)(d)	104,532	104,532	4,139		—	—
iShares MSCI India ETF	243,698	3,137		—		246,835	7,451,949	—		—	(1,340,283)

							$15,964,189	$10,646		$47	$(1,340,451)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	14	12/21/18	$670	$(11,691)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$8,050,414	$23,013,939	$10,065	$31,074,418
Hong Kong	225,596	14,349,208	—	14,574,804
India	1,342,951	1,430,109	—	2,773,060
Indonesia	—	2,425,060	—	2,425,060
Malaysia	65,293	2,847,790	—	2,913,083
Pakistan	22,559	49,891	—	72,450
Philippines	100,925	1,097,591	—	1,198,516
Singapore	—	4,057,246	—	4,057,246
South Korea	349,048	15,023,510	—	15,372,558

11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Taiwan	—	13,735,889	—	13,735,889
Thailand	14,767	2,875,239	—	2,890,006
United States	7,783,488	29,611	—	7,813,099
Preferred Stocks	—	829,677	—	829,677
Short-Term Securities	8,512,240	—	—	8,512,240

	$26,467,281	$81,764,760	$10,065	$108,242,106

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(11,691)	$—	$—	$(11,691)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 2 (a)	Transfers Out of Level 1 (a)
Assets:
Investments:
Common Stocks:
China	$332,677	$(332,677)
Hong Kong	28,653	(28,653)
India	806,247	(806,247)
Malaysia	176,166	(176,166)
Pakistan	42,875	(42,875)
Philippines	17,553	(17,553)
Singapore	136,242	(136,242)
South Korea	511,388	(511,388)
Thailand	42,353	(42,353)

	$2,094,154	$(2,094,154)

(a)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

12

Schedule of Investments (unaudited) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.8%

Argentina — 0.0%
MercadoLibre, Inc.	442	$143,429

Australia — 2.4%
AGL Energy Ltd.	5,665	72,345
Alumina Ltd.	26,007	47,198
Amcor Ltd.	12,204	115,159
AMP Ltd.	30,753	53,926
APA Group(a)	12,433	84,669
Aristocrat Leisure Ltd.	6,056	114,119
ASX Ltd.	2,040	85,681
Aurizon Holdings Ltd.	20,971	62,480
AusNet Services	17,475	21,196
Australia & New Zealand Banking Group Ltd.	30,498	561,366
Bank of Queensland Ltd.	2,985	20,462
Bendigo & Adelaide Bank Ltd.	5,384	39,123
BHP Billiton Ltd.	33,843	780,881
BHP Billiton PLC	22,256	443,978
BlueScope Steel Ltd.	5,797	59,423
Boral Ltd.	12,312	49,048
Brambles Ltd.	16,774	126,358
Caltex Australia Ltd.	2,887	57,765
Challenger Ltd.	5,793	42,190
CIMIC Group Ltd.	861	28,908
Coca-Cola Amatil Ltd.	5,609	39,474
Cochlear Ltd.	606	76,364
Commonwealth Bank of Australia	18,544	911,824
Computershare Ltd.	4,863	68,290
Crown Resorts Ltd.	4,133	36,775
CSL Ltd.	4,767	636,381
Dexus	10,719	77,448
Domino’s Pizza Enterprises Ltd.	661	25,334
Flight Centre Travel Group Ltd.	560	18,473
Fortescue Metals Group Ltd.	15,534	44,215
Goodman Group	17,078	125,514
GPT Group	19,019	69,557
Harvey Norman Holdings Ltd.	6,107	13,825
Healthscope Ltd.	18,245	27,374
Incitec Pivot Ltd.	17,785	49,280
Insurance Australia Group Ltd.(b)	24,348	117,764
Lend Lease Group(a)	6,087	76,018
Macquarie Group Ltd.	3,407	284,117
Medibank Pvt Ltd.	29,020	57,540
Mirvac Group	39,103	60,150
National Australia Bank Ltd.	28,693	513,878
Newcrest Mining Ltd.	8,090	118,423
Oil Search Ltd.	14,450	79,439
Orica Ltd.	3,985	48,553
Origin Energy Ltd.(b)	18,536	96,058
QBE Insurance Group Ltd.	14,290	114,816
Ramsay Health Care Ltd.	1,491	59,513
REA Group Ltd.	664	33,793
Rio Tinto Ltd.	4,346	236,476

Security	Shares	Value
Australia (continued)
Santos Ltd.	18,657	$87,568
Scentre Group	56,104	158,059
SEEK Ltd.	3,514	44,645
Sonic Healthcare Ltd.	4,250	68,021
South32 Ltd.	54,040	139,377
Stockland	25,653	65,623
Suncorp Group Ltd.	13,683	136,051
Sydney Airport(a)	11,634	53,174
Tabcorp Holdings Ltd.	20,151	66,129
Telstra Corp. Ltd.	43,863	95,948
TPG Telecom Ltd.(c)	3,556	18,106
Transurban Group(a)	27,555	221,635
Treasury Wine Estates Ltd.	7,573	81,512
Vicinity Centres	25,769	48,339
Wesfarmers Ltd.	11,948	395,690
Westpac Banking Corp.	36,073	685,233
Woodside Petroleum Ltd.	9,865	242,879
Woolworths Group Ltd.	13,839	279,318

		9,870,248
Austria — 0.1%
ANDRITZ AG	767	39,754
Erste Group Bank AG	3,170	129,042
OMV AG	1,552	86,187
Raiffeisen Bank International AG	1,560	42,516
voestalpine AG	1,269	45,037

		342,536
Belgium — 0.3%
Ageas	1,925	96,318
Anheuser-Busch InBev SA	8,029	593,835
Colruyt SA	665	38,666
Groupe Bruxelles Lambert SA	893	83,052
KBC Group NV	2,647	182,421
Proximus SADP	1,568	39,949
Solvay SA	781	88,962
Telenet Group Holding NV	467	22,625
UCB SA	1,332	111,861
Umicore SA	2,207	103,890

		1,361,579
Bermuda — 0.0%
Marvell Technology Group Ltd.	6,489	106,485

Canada — 3.3%
Agnico Eagle Mines Ltd.	2,460	86,893
Alimentation Couche-Tard, Inc., Class B	4,554	217,486
AltaGas Ltd.	2,785	35,012
ARC Resources Ltd.	3,689	34,355
Atco Ltd. Class I	670	19,533
Aurora Cannabis, Inc.(b)	7,237	49,146
Bank of Montreal	6,751	504,767
Bank of Nova Scotia	12,630	677,815
Barrick Gold Corp.	12,297	154,034
BCE, Inc.	1,609	62,272

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
BlackBerry Ltd.(b)	5,647	$52,118
Bombardier, Inc., Class B(b)	22,139	53,647
Brookfield Asset Management, Inc., Class A	8,884	362,527
CAE, Inc.	2,962	52,245
Cameco Corp.	4,381	46,923
Canadian Imperial Bank of Commerce	4,686	404,652
Canadian National Railway Co.	7,748	662,357
Canadian Natural Resources Ltd.	12,945	355,177
Canadian Pacific Railway Ltd.	1,508	309,252
Canadian Tire Corp. Ltd., Class A	691	77,758
Canadian Utilities Ltd., Class A	1,353	32,097
CCL Industries, Inc., Class B	1,564	65,794
Cenovus Energy, Inc.	11,006	93,134
CGI Group, Inc., Class A(b)	2,695	166,435
CI Financial Corp.	2,994	44,281
Constellation Software, Inc.	212	145,903
Crescent Point Energy Corp.	6,293	29,733
Dollarama, Inc.	2,784	76,999
Emera, Inc.	607	18,729
Empire Co. Ltd., Class A	1,576	28,672
Enbridge, Inc.	17,963	559,719
Encana Corp.	10,149	103,614
Fairfax Financial Holdings Ltd.	294	142,863
Finning International, Inc.	626	13,001
First Capital Realty, Inc.	1,897	28,301
First Quantum Minerals Ltd.	7,264	72,505
Fortis, Inc.	4,458	147,308
Franco-Nevada Corp.	1,960	122,413
George Weston Ltd.	502	36,512
Gildan Activewear, Inc.	2,369	70,812
Goldcorp, Inc.	9,157	82,705
Great-West Lifeco, Inc.	3,283	75,339
H&R Real Estate Investment Trust	1,565	23,669
Husky Energy, Inc.	3,894	55,048
Hydro One Ltd.(d)	3,627	52,761
IGM Financial, Inc.	715	17,559
Imperial Oil Ltd.	3,039	94,925
Industrial Alliance Insurance & Financial Services, Inc.	1,213	42,883
Intact Financial Corp.	1,467	115,905
Inter Pipeline Ltd.	4,255	69,007
Keyera Corp.	2,284	56,907
Kinross Gold Corp.(b)	13,963	36,274
Linamar Corp.	305	12,629
Loblaw Cos. Ltd.	1,695	84,773
Lundin Mining Corp.	7,726	31,750
Magna International, Inc.	3,543	174,425
Manulife Financial Corp.	20,898	329,079
Methanex Corp.	694	44,942
Metro, Inc.	2,563	80,427
National Bank of Canada	3,576	162,332
Nutrien Ltd.	6,683	353,783

Security	Shares	Value
Canada (continued)
Onex Corp.	907	$59,631
Open Text Corp.	2,818	95,129
Pembina Pipeline Corp.	5,300	171,426
Power Corp. of Canada	3,725	76,908
Power Financial Corp.	2,697	58,080
PrairieSky Royalty Ltd.	2,345	35,626
Restaurant Brands International, Inc.	2,494	136,631
RioCan Real Estate Investment Trust	1,720	31,357
Rogers Communications, Inc., Class B	3,816	196,503
Royal Bank of Canada	14,919	1,087,037
Saputo, Inc.	2,450	74,647
Seven Generations Energy Ltd., Class A(b)	2,420	25,938
Shaw Communications, Inc., Class B	4,807	89,498
Shopify, Inc., Class A(b)(c)	930	128,481
SmartCentres Real Estate Investment Trust	626	14,304
SNC-Lavalin Group, Inc.	1,337	47,734
Sun Life Financial, Inc.	6,403	234,486
Suncor Energy, Inc.	17,217	577,540
Teck Resources Ltd., Class B	5,367	110,932
TELUS Corp.	2,069	70,850
Thomson Reuters Corp.	2,369	110,258
Toronto-Dominion Bank	19,448	1,078,877
Tourmaline Oil Corp.	2,861	41,727
TransCanada Corp.	9,410	354,827
Turquoise Hill Resources Ltd.(b)	10,602	17,879
Vermilion Energy, Inc.	1,598	42,376
Waste Connections, Inc.	2,776	212,197
West Fraser Timber Co. Ltd.	664	33,360
Wheaton Precious Metals Corp.	4,670	76,766
WSP Global, Inc.	1,149	57,361

		13,562,282
China — 0.0%
Minth Group Ltd.(c)	8,000	25,993

Denmark — 0.6%
AP Moeller — Maersk A/S, Class A	40	47,468
AP Moeller — Maersk A/S, Class B	69	87,092
Carlsberg A/S, Class B	1,127	124,327
Chr Hansen Holding A/S	1,042	105,182
Coloplast A/S, Class B	1,252	116,828
Danske Bank A/S	7,553	144,554
DSV A/S	1,981	158,925
Genmab A/S(b)	647	88,531
H Lundbeck A/S	734	34,235
ISS A/S	1,761	57,833
Novo Nordisk A/S, Class B	19,146	826,850
Novozymes A/S, Class B	2,307	113,931
Orsted A/S(d)	1,993	126,378

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Pandora A/S	1,159	$72,511
Tryg A/S	1,159	27,939
Vestas Wind Systems A/S	2,059	129,121
William Demant Holding A/S(b)	1,117	36,718

		2,298,423
Finland — 0.4%
Elisa OYJ	1,611	64,095
Fortum OYJ	4,681	98,538
Kone OYJ, Class B	3,571	173,817
Metso OYJ	1,109	35,013
Neste OYJ	1,351	110,938
Nokia OYJ	59,341	335,193
Nokian Renkaat OYJ	1,231	39,156
Nordea Bank Abp	32,007	278,169
Orion OYJ, Class B	1,007	34,640
Sampo OYJ, Class A	4,671	214,806
Stora Enso OYJ, Class R	5,807	87,251
UPM-Kymmene OYJ	5,624	180,804
Wartsila OYJ	4,676	79,565

		1,731,985
France — 3.7%
Accor SA	1,982	90,562
Aeroports de Paris	313	65,465
Air Liquide SA	4,518	546,164
Airbus SE	6,135	678,005
Alstom SA	1,639	71,579
Amundi SA(d)	637	37,841
Arkema SA	725	76,062
Atos SE	1,001	85,613
AXA SA	20,451	511,821
BioMerieux	437	33,325
BNP Paribas SA	11,844	617,239
Bollore SA	9,689	40,992
Bouygues SA	2,309	84,118
Bureau Veritas SA	2,795	63,055
Capgemini SE	1,690	206,357
Carrefour SA	6,122	118,729
Casino Guichard-Perrachon SA	612	26,991
Cie de Saint-Gobain	5,250	197,775
Cie Generale des Etablissements Michelin SCA	1,797	183,967
CNP Assurances	1,900	42,346
Covivio	395	39,635
Credit Agricole SA	12,024	153,997
Danone SA	6,489	459,508
Dassault Aviation SA	26	43,143
Dassault Systemes SA	1,373	171,878
Edenred	2,481	94,112
Eiffage SA	842	82,231
Electricite de France SA	6,169	102,208
Engie SA	19,246	255,725
EssilorLuxottica SA	2,194	299,653

Security	Shares	Value
France (continued)
Eurazeo SA	518	$37,828
Eutelsat Communications SA	1,932	39,132
Faurecia SA	800	38,783
Gecina SA	476	69,811
Getlink, Registered Shares	4,926	61,961
Hermes International	334	190,681
ICADE	369	31,304
Iliad SA	294	33,982
Imerys SA	300	18,493
Ingenico Group SA	656	46,428
Ipsen SA	397	55,045
JCDecaux SA	441	14,477
Kering SA	798	354,702
Klepierre SA	2,153	72,960
L’Oreal SA	2,664	600,216
Legrand SA	2,811	183,561
LVMH Moet Hennessy Louis Vuitton SE	2,864	868,953
Natixis SA	9,921	57,918
Orange SA	21,022	328,119
Pernod Ricard SA	2,237	341,113
Peugeot SA	6,197	147,308
Publicis Groupe SA	2,190	126,772
Remy Cointreau SA	238	28,250
Renault SA	2,025	151,215
Rexel SA	3,364	42,882
Safran SA	3,516	454,365
Sanofi	11,845	1,058,476
Schneider Electric SE	5,755	416,150
SCOR SE	1,718	79,390
SEB SA	250	35,847
SES SA	3,839	82,508
Societe BIC SA	216	20,678
Societe Generale SA	8,088	296,488
Sodexo SA	802	81,866
Suez	4,126	59,515
Teleperformance	609	100,297
Thales SA	1,120	143,044
TOTAL SA	24,867	1,459,082
UbiSoft Entertainment SA(b)	823	73,825
Unibail-Rodamco-Westfield(b)	933	169,378
Unibail-Rodamco-Westfield(a)	524	94,823
Valeo SA	2,525	81,442
Veolia Environnement SA	5,640	112,402
Vinci SA	5,341	475,346
Vivendi SA	10,959	264,313
Wendel SA	292	37,836

		15,019,061
Germany — 2.9%
1&1 Drillisch AG	548	24,444
adidas AG	1,984	466,565
Allianz SE, Registered Shares	4,541	945,980
Axel Springer SE	477	31,676
BASF SE	9,678	742,675

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Bayer AG, Registered Shares	9,827	$753,263
Bayerische Motoren Werke AG	3,489	300,441
Beiersdorf AG	1,062	109,808
Brenntag AG	1,628	85,022
Commerzbank AG(b)	10,557	99,404
Continental AG	1,159	190,987
Covestro AG(d)	2,027	130,719
Daimler AG, Registered Shares	9,582	567,605
Delivery Hero SE(b)(d)	895	36,037
Deutsche Bank AG, Registered Shares	20,689	202,209
Deutsche Boerse AG	2,034	257,042
Deutsche Lufthansa AG, Registered Shares	2,643	53,053
Deutsche Post AG, Registered Shares	10,403	328,478
Deutsche Telekom AG, Registered Shares	35,121	576,043
Deutsche Wohnen SE, Bearer Shares	3,737	170,931
E.ON SE	23,194	224,287
Evonik Industries AG	1,687	52,189
Fraport AG Frankfurt Airport Services Worldwide	438	33,825
Fresenius Medical Care AG & Co. KGaA	2,273	178,468
Fresenius SE & Co. KGaA	4,385	278,692
GEA Group AG	1,826	55,485
Hannover Rueck SE	635	85,395
HeidelbergCement AG	1,568	106,411
Henkel AG & Co. KGaA	1,095	107,264
Hochtief AG	203	30,082
HUGO BOSS AG	701	50,096
Infineon Technologies AG	11,975	239,942
Innogy SE(b)	1,472	61,389
K+S AG, Registered Shares	2,118	39,441
KION Group AG	756	44,178
LANXESS AG	962	59,546
MAN SE	352	36,669
Merck KGaA	1,362	145,738
METRO AG	1,808	27,198
MTU Aero Engines AG	548	116,358
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,576	338,502
OSRAM Licht AG	1,048	42,461
ProSiebenSat.1 Media SE, Registered Shares	2,579	59,553
Puma SE	87	44,737
RWE AG	5,460	106,220
SAP SE	10,168	1,088,723
Siemens AG, Registered Shares	8,061	926,586
Siemens Healthineers AG(b)(d)	1,593	65,929
Symrise AG	1,299	108,813
Telefonica Deutschland Holding AG	6,182	24,032
Thyssenkrupp AG	4,592	96,254
TUI AG	4,642	77,017
Uniper SE	2,228	64,296

Security	Shares	Value
Germany (continued)
United Internet AG, Registered Shares	1,296	$53,630
Volkswagen AG	346	56,962
Vonovia SE	5,116	233,783
Wirecard AG	1,237	231,389
Zalando SE(b)(d)	723	27,948

		11,691,870
Hong Kong — 1.2%
AIA Group Ltd.	124,400	946,316
ASM Pacific Technology Ltd.	3,400	29,487
Bank of East Asia Ltd.	14,000	45,392
BOC Hong Kong Holdings Ltd.	39,000	146,005
CK Asset Holdings Ltd.	27,500	178,963
CK Hutchison Holdings Ltd.	28,500	287,055
CK Infrastructure Holdings Ltd.	6,000	43,912
CLP Holdings Ltd.	17,500	196,095
Dairy Farm International Holdings Ltd.	3,900	35,234
Galaxy Entertainment Group Ltd.	25,000	135,728
Hang Lung Group Ltd.	10,000	24,619
Hang Lung Properties Ltd.	21,000	38,066
Hang Seng Bank Ltd.	8,100	189,925
Henderson Land Development Co. Ltd.	13,505	62,989
HK Electric Investments & HK Electric Investments Ltd.	24,500	23,307
HKT Trust & HKT Ltd.(a)	37,000	51,029
Hong Kong & China Gas Co. Ltd.	97,427	186,099
Hong Kong Exchanges & Clearing Ltd.	12,414	330,545
Hongkong Land Holdings Ltd.	12,300	72,840
Hysan Development Co. Ltd.	7,000	32,828
Jardine Matheson Holdings Ltd.	2,300	132,810
Jardine Strategic Holdings Ltd.	2,300	77,263
Kerry Properties Ltd.	7,500	23,612
Li & Fung Ltd.	46,000	9,129
Link REIT	22,500	199,960
Melco Resorts & Entertainment Ltd. — ADR	2,581	42,922
MGM China Holdings Ltd.(c)	10,000	14,193
MTR Corp. Ltd.	16,000	77,636
New World Development Co. Ltd.	65,357	83,145
NWS Holdings Ltd.	16,915	33,573
PCCW Ltd.	46,000	25,257
Power Assets Holdings Ltd.	14,500	96,830
Sands China Ltd.	25,600	101,235
Shangri-La Asia Ltd.	12,000	16,392
Sino Land Co. Ltd.	34,333	53,937
SJM Holdings Ltd.	21,000	17,017
Sun Hung Kai Properties Ltd.	17,000	220,935
Swire Pacific Ltd., Class A	5,000	51,944
Swire Properties Ltd.	13,000	44,425
Techtronic Industries Co. Ltd.	14,500	68,277
WH Group Ltd.(d)	97,500	68,471
Wharf Holdings Ltd.	13,000	32,497
Wharf Real Estate Investment Co. Ltd.	13,000	80,784

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Wheelock & Co. Ltd.	8,000	$42,768
Wynn Macau Ltd.	17,200	35,830
Yue Yuen Industrial Holdings Ltd.	8,000	21,966

		4,729,242
Ireland — 0.6%
AIB Group PLC	8,581	41,372
Allegion PLC	1,001	85,816
Bank of Ireland Group PLC	10,231	72,288
CRH PLC	8,853	264,069
DCC PLC	1,035	88,711
James Hardie Industries PLC	4,652	62,141
Kerry Group PLC, Class A	1,672	171,388
Medtronic PLC	14,049	1,261,881
Paddy Power Betfair PLC	937	80,870
Seagate Technology PLC	2,874	115,621
Smurfit Kappa Group PLC	2,494	81,081

		2,325,238
Isle of Man — 0.0%
GVC Holdings PLC	5,782	69,259

Israel — 0.2%
Azrieli Group Ltd.	315	15,296
Bank Hapoalim BM	11,251	76,114
Bank Leumi Le-Israel BM	15,877	99,004
Bezeq The Israeli Telecommunication Corp. Ltd.	22,956	26,360
Check Point Software Technologies Ltd.(b)	1,341	148,851
Elbit Systems Ltd.	248	29,603
Israel Chemicals Ltd.	7,418	42,728
Mizrahi Tefahot Bank Ltd.	1,547	26,037
NICE Ltd.(b)	678	71,941
Teva Pharmaceutical Industries Ltd. — ADR	10,193	203,656

		739,590
Italy — 0.7%
Assicurazioni Generali SpA	12,370	199,613
Atlantia SpA	5,221	104,910
Davide Campari-Milano SpA	6,428	49,471
Enel SpA	85,704	420,212
Eni SpA	26,806	476,068
Ferrari NV	1,292	151,295
Intesa Sanpaolo SpA	156,802	347,328
Leonardo SpA(c)	4,265	46,235
Luxottica Group SpA	1,789	112,355
Mediobanca Banca di Credito Finanziario SpA	6,243	54,675
Moncler SpA	1,885	65,462
Pirelli & C SpA(b)(d)	4,403	32,357
Poste Italiane SpA(d)	5,505	39,501
Prysmian SpA	2,417	46,954

Security	Shares	Value
Italy (continued)
Recordati SpA	1,102	$37,307
Snam SpA	23,760	98,237
Telecom Italia SpA(b)	126,201	74,226
Telecom Italia SpA, Non-Convertible Savings Shares	63,517	32,089
Terna - Rete Elettrica Nazionale SpA	14,826	76,584
UniCredit SpA	21,150	270,406

		2,735,285
Japan — 8.4%
ABC-Mart, Inc.	400	23,386
Acom Co. Ltd.	3,800	13,987
Aeon Co. Ltd.	6,400	146,894
AEON Financial Service Co. Ltd.	1,300	25,443
Aeon Mall Co. Ltd.	900	16,622
AGC, Inc.	2,000	65,509
Air Water, Inc.	1,700	27,538
Aisin Seiki Co. Ltd.	1,800	70,400
Ajinomoto Co., Inc.	4,800	77,546
Alfresa Holdings Corp.	2,100	56,011
Alps Electric Co. Ltd.	2,000	47,146
Amada Holdings Co. Ltd.	3,600	33,915
ANA Holdings, Inc.	1,200	40,351
Aozora Bank Ltd.	1,300	44,858
Asahi Group Holdings Ltd.	3,800	166,991
Asahi Kasei Corp.	13,300	159,579
Asics Corp.	1,900	27,500
Astellas Pharma, Inc.	19,800	305,914
Bandai Namco Holdings, Inc.	2,100	74,707
Bank of Kyoto Ltd.	300	13,471
Benesse Holdings, Inc.	800	22,311
Bridgestone Corp.	6,400	246,779
Brother Industries Ltd.	2,100	38,433
Calbee, Inc.	800	26,542
Canon, Inc.	10,500	299,076
Casio Computer Co. Ltd.	2,200	33,205
Central Japan Railway Co.	1,500	287,863
Chiba Bank Ltd.	6,400	40,489
Chubu Electric Power Co., Inc.	6,400	92,292
Chugai Pharmaceutical Co. Ltd.	2,400	140,512
Chugoku Electric Power Co., Inc.	3,100	39,874
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	36,640
Concordia Financial Group Ltd.	11,900	54,463
Credit Saison Co. Ltd.	1,600	25,408
CyberAgent, Inc.	1,100	46,808
CYBERDYNE, Inc.(b)	1,300	9,157
Dai Nippon Printing Co. Ltd.	2,700	60,581
Dai-ichi Life Holdings, Inc.	11,400	213,925
Daicel Corp.	2,800	29,621
Daifuku Co. Ltd.	1,100	47,241
Daiichi Sankyo Co. Ltd.	6,000	229,339
Daikin Industries Ltd.	2,600	301,371
Daito Trust Construction Co. Ltd.	700	92,287
Daiwa House Industry Co. Ltd.	6,000	181,166

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiwa House REIT Investment Corp.	18	$39,446
Daiwa Securities Group, Inc.	17,000	97,490
DeNA Co. Ltd.	1,100	18,297
Denso Corp.	4,600	205,186
Dentsu, Inc.	2,300	106,674
Disco Corp.	300	47,688
Don Quijote Holdings Co. Ltd.	1,300	77,658
East Japan Railway Co.	3,000	262,013
Eisai Co. Ltd.	2,400	199,873
Electric Power Development Co. Ltd.	1,500	40,838
FamilyMart UNY Holdings Co. Ltd.	700	81,137
FANUC Corp.	2,000	347,934
Fast Retailing Co. Ltd.	600	302,103
Fuji Electric Co. Ltd.	1,300	39,683
FUJIFILM Holdings Corp.	4,100	177,327
Fujitsu Ltd.	2,100	127,761
Fukuoka Financial Group, Inc.	1,500	36,856
Hakuhodo DY Holdings, Inc.	2,600	43,364
Hamamatsu Photonics KK	1,400	46,801
Hankyu Hanshin Holdings, Inc.	2,500	82,577
Hikari Tsushin, Inc.	200	34,931
Hino Motors Ltd.	2,900	27,760
Hirose Electric Co. Ltd.	335	31,928
Hisamitsu Pharmaceutical Co., Inc.	500	28,174
Hitachi Chemical Co. Ltd.	1,200	18,914
Hitachi Construction Machinery Co. Ltd.	1,100	29,205
Hitachi High-Technologies Corp.	600	22,518
Hitachi Ltd.	10,200	311,816
Hitachi Metals Ltd.	2,400	28,221
Honda Motor Co. Ltd.	17,200	490,983
Hoshizaki Corp.	600	48,432
Hoya Corp.	4,000	226,303
Hulic Co. Ltd.	3,500	32,027
Idemitsu Kosan Co. Ltd.	1,400	63,424
IHI Corp.	1,500	54,874
Iida Group Holdings Co. Ltd.	1,500	27,304
Inpex Corp.	10,800	122,975
Isetan Mitsukoshi Holdings Ltd.	3,600	42,074
Isuzu Motors Ltd.	5,800	76,041
ITOCHU Corp.	14,900	276,335
J. Front Retailing Co. Ltd.	2,500	32,761
Japan Airlines Co. Ltd.	1,200	42,589
Japan Airport Terminal Co. Ltd.	500	19,259
Japan Exchange Group, Inc.	5,400	96,718
Japan Post Bank Co. Ltd.	3,800	44,303
Japan Post Holdings Co. Ltd.	16,600	196,851
Japan Prime Realty Investment Corp.	9	32,113
Japan Real Estate Investment Corp.	14	72,252
Japan Retail Fund Investment Corp.	25	46,175
Japan Tobacco, Inc.	11,600	298,066
JFE Holdings, Inc.	5,200	97,716
JGC Corp.	2,400	46,456
JSR Corp.	1,900	28,316

Security	Shares	Value
Japan (continued)
JTEKT Corp.	2,300	$28,616
JXTG Holdings, Inc.	34,350	232,102
Kajima Corp.	4,700	60,520
Kakaku.com, Inc.	1,500	27,168
Kamigumi Co. Ltd.	1,300	26,825
Kaneka Corp.	500	20,898
Kansai Electric Power Co., Inc.	7,400	113,261
Kansai Paint Co. Ltd.	2,000	29,553
Kao Corp.	5,200	345,916
Kawasaki Heavy Industries Ltd.	1,500	35,548
KDDI Corp.	18,700	452,537
Keihan Holdings Co. Ltd.	1,000	37,946
Keikyu Corp.	2,400	35,520
Keio Corp.	1,100	59,745
Keisei Electric Railway Co. Ltd.	1,400	43,145
Keyence Corp.	1,000	488,520
Kikkoman Corp.	1,500	82,181
Kintetsu Group Holdings Co. Ltd.	1,700	65,304
Kirin Holdings Co. Ltd.	8,700	207,604
Kobayashi Pharmaceutical Co. Ltd.	500	32,611
Kobe Steel Ltd.	3,200	25,729
Koito Manufacturing Co. Ltd.	1,100	52,367
Komatsu Ltd.	9,700	252,612
Konami Holdings Corp.	1,000	38,150
Konica Minolta, Inc.	4,300	42,563
Kose Corp.	300	44,834
Kubota Corp.	10,400	164,183
Kuraray Co. Ltd.	3,500	48,074
Kurita Water Industries Ltd.	800	19,704
Kyocera Corp.	3,400	184,018
Kyowa Hakko Kirin Co. Ltd.	2,700	52,291
Kyushu Electric Power Co., Inc.	4,000	46,468
Kyushu Railway Co.	1,700	52,207
Lawson, Inc.	500	31,739
LINE Corp.(b)(c)	900	28,694
Lion Corp.	2,500	47,002
LIXIL Group Corp.	2,900	45,590
M3, Inc.	4,400	71,311
Mabuchi Motor Co. Ltd.	500	17,786
Makita Corp.	2,400	82,974
Marubeni Corp.	16,500	133,793
Marui Group Co. Ltd.	2,100	45,217
Maruichi Steel Tube Ltd.	500	14,407
Mazda Motor Corp.	6,000	63,906
McDonald’s Holdings Co. Japan Ltd.	500	22,006
Mebuki Financial Group, Inc.	9,110	27,743
Medipal Holdings Corp.	1,800	38,531
MEIJI Holdings Co. Ltd.	1,300	86,255
MINEBEA MITSUMI, Inc.	4,100	62,722
MISUMI Group, Inc.	3,100	62,126
Mitsubishi Chemical Holdings Corp.	13,500	105,238
Mitsubishi Corp.	14,200	399,663
Mitsubishi Electric Corp.	19,200	243,061

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	12,500	$199,772
Mitsubishi Gas Chemical Co., Inc.	1,700	28,537
Mitsubishi Heavy Industries Ltd.	3,200	112,805
Mitsubishi Materials Corp.	800	22,148
Mitsubishi Motors Corp.	7,200	45,225
Mitsubishi Tanabe Pharma Corp.	2,800	41,359
Mitsubishi UFJ Financial Group, Inc.	124,500	753,535
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,500	23,126
Mitsui & Co. Ltd.	17,400	290,730
Mitsui Chemicals, Inc.	2,000	44,848
Mitsui Fudosan Co. Ltd.	9,400	211,709
Mitsui OSK Lines Ltd.	1,300	31,596
Mizuho Financial Group, Inc.	254,200	436,554
MS&AD Insurance Group Holdings, Inc.	5,000	150,186
Murata Manufacturing Co. Ltd.	1,900	295,707
Nabtesco Corp.	1,200	26,341
Nagoya Railroad Co. Ltd.	1,900	45,887
NEC Corp.	2,900	83,245
Nexon Co. Ltd.(b)	4,900	55,896
NGK Insulators Ltd.	2,900	40,815
NGK Spark Plug Co. Ltd.	1,700	34,400
NH Foods Ltd.	1,000	34,486
Nidec Corp.	2,200	282,579
Nikon Corp.	3,400	59,271
Nintendo Co. Ltd.	1,200	374,643
Nippon Building Fund, Inc.	14	80,005
Nippon Electric Glass Co. Ltd.	600	15,117
Nippon Express Co. Ltd.	700	44,176
Nippon Paint Holdings Co. Ltd.	1,600	49,979
Nippon Prologis REIT, Inc.	19	38,245
Nippon Steel & Sumitomo Metal Corp.	8,000	147,569
Nippon Telegraph & Telephone Corp.	7,300	301,042
Nippon Yusen KK	1,500	24,189
Nissan Chemical Corp.	1,300	61,297
Nissan Motor Co. Ltd.	24,500	222,895
Nisshin Seifun Group, Inc.	2,200	43,776
Nissin Foods Holdings Co. Ltd.	700	45,136
Nitori Holdings Co. Ltd.	800	104,459
Nitto Denko Corp.	1,700	106,208
NOK Corp.	900	12,950
Nomura Holdings, Inc.	36,500	175,271
Nomura Real Estate Holdings, Inc.	1,400	26,299
Nomura Real Estate Master Fund, Inc.	43	55,697
Nomura Research Institute Ltd.	1,190	52,757
NSK Ltd.	3,800	37,544
NTT Data Corp.	6,700	86,018
NTT DOCOMO, Inc.	13,900	344,704
Obayashi Corp.	7,200	63,563
Obic Co. Ltd.	700	63,728
Odakyu Electric Railway Co. Ltd.	3,100	65,536
Oji Holdings Corp.	9,500	67,461
Olympus Corp.	3,100	103,329
Omron Corp.	2,100	85,017

Security	Shares	Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	4,000	$90,774
Oracle Corp. Japan	400	27,076
Oriental Land Co. Ltd.	2,100	197,554
ORIX Corp.	14,000	228,074
Osaka Gas Co. Ltd.	4,000	73,144
Otsuka Corp.	1,100	36,486
Otsuka Holdings Co. Ltd.	4,100	196,095
Panasonic Corp.	23,300	250,043
Park24 Co. Ltd.	1,200	31,570
Persol Holdings Co. Ltd.	1,900	36,046
Pola Orbis Holdings, Inc.	1,100	29,385
Rakuten, Inc.	9,600	64,934
Recruit Holdings Co. Ltd.	11,600	311,339
Renesas Electronics Corp.(b)	8,800	46,358
Resona Holdings, Inc.	22,000	115,721
Ricoh Co. Ltd.	7,400	73,869
Rinnai Corp.	300	21,793
Rohm Co. Ltd.	1,000	70,304
Ryohin Keikaku Co. Ltd.	200	52,866
Sankyo Co. Ltd.	500	19,090
Santen Pharmaceutical Co. Ltd.	3,900	57,766
SBI Holdings, Inc.	1,700	44,392
Secom Co. Ltd.	2,200	180,117
Sega Sammy Holdings, Inc.	1,800	23,113
Seibu Holdings, Inc.	2,500	45,356
Seiko Epson Corp.	2,900	46,723
Sekisui Chemical Co. Ltd.	4,100	64,476
Sekisui House Ltd.	6,600	96,868
Seven & i Holdings Co. Ltd.	7,900	342,070
Seven Bank Ltd.	5,400	16,876
SG Holdings Co. Ltd.	700	17,622
Sharp Corp.	1,800	27,630
Shimadzu Corp.	2,500	63,182
Shimamura Co. Ltd.	200	16,823
Shimano, Inc.	800	109,260
Shimizu Corp.	6,100	49,516
Shin-Etsu Chemical Co. Ltd.	3,800	317,530
Shinsei Bank Ltd.	1,900	28,943
Shionogi & Co. Ltd.	2,900	185,437
Shiseido Co. Ltd.	4,000	252,382
Shizuoka Bank Ltd.	4,500	39,371
Showa Denko	1,400	60,961
Showa Shell Sekiyu KK	1,900	36,264
SMC Corp.	600	191,241
Softbank Group Corp.	8,700	688,507
Sohgo Security Services Co. Ltd.	800	35,633
Sompo Holdings, Inc.	3,500	144,359
Sony Corp.	13,000	703,517
Sony Financial Holdings, Inc.	1,500	34,604
Stanley Electric Co. Ltd.	1,500	44,370
Subaru Corp.	6,500	175,335
Sumco Corp.	2,500	33,743
Sumitomo Chemical Co. Ltd.	15,700	78,647
Sumitomo Corp.	11,900	180,483

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Dainippon Pharma Co. Ltd.	1,800	$37,609
Sumitomo Electric Industries Ltd.	7,900	107,737
Sumitomo Heavy Industries Ltd.	1,200	37,741
Sumitomo Metal Mining Co. Ltd.	2,500	78,715
Sumitomo Mitsui Financial Group, Inc.	14,200	552,878
Sumitomo Mitsui Trust Holdings, Inc.	3,500	139,067
Sumitomo Realty & Development Co. Ltd.	3,800	130,568
Sumitomo Rubber Industries Ltd.	1,900	27,255
Sundrug Co. Ltd.	800	29,071
Suntory Beverage & Food Ltd.	1,500	61,132
Suzuken Co. Ltd.	800	40,492
Suzuki Motor Corp.	3,600	179,520
Sysmex Corp.	1,800	126,251
T&D Holdings, Inc.	5,900	94,316
Taiheiyo Cement Corp.	1,300	38,255
Taisei Corp.	2,200	94,091
Taisho Pharmaceutical Holdings Co. Ltd.	400	42,651
Taiyo Nippon Sanso Corp.	1,600	25,716
Takashimaya Co. Ltd.	1,600	25,180
Takeda Pharmaceutical Co. Ltd.	7,500	310,946
TDK Corp.	1,400	120,722
Teijin Ltd.	1,900	32,940
Terumo Corp.	3,200	172,742
THK Co. Ltd.	1,300	28,711
Tobu Railway Co. Ltd.	2,100	58,407
Toho Co. Ltd.	1,300	42,413
Toho Gas Co. Ltd.	800	27,546
Tohoku Electric Power Co., Inc.	4,700	59,383
Tokio Marine Holdings, Inc.	7,100	334,496
Tokyo Century Corp.	400	21,469
Tokyo Electric Power Co. Holdings, Inc.(b)	15,200	77,796
Tokyo Electron Ltd.	1,600	215,918
Tokyo Gas Co. Ltd.	4,100	100,831
Tokyo Tatemono Co. Ltd.	2,200	23,661
Tokyu Corp.	5,300	87,558
Tokyu Fudosan Holdings Corp.	5,700	32,116
Toppan Printing Co. Ltd.	2,300	32,516
Toray Industries, Inc.	14,600	103,562
Toshiba Corp.(b)	6,900	206,811
Tosoh Corp.	2,900	38,181
TOTO Ltd.	1,500	53,664
Toyo Seikan Group Holdings Ltd.	1,800	36,723
Toyo Suisan Kaisha Ltd.	900	30,937
Toyoda Gosei Co. Ltd.	600	12,941
Toyota Industries Corp.	1,600	78,595
Toyota Motor Corp.	23,700	1,388,368
Toyota Tsusho Corp.	2,200	79,395
Trend Micro, Inc.	1,300	74,835
Tsuruha Holdings, Inc.	400	41,748
Unicharm Corp.	4,300	116,654

Security	Shares	Value
Japan (continued)
United Urban Investment Corp.	31	$47,128
USS Co. Ltd.	2,400	43,276
West Japan Railway Co.	1,700	114,338
Yahoo! Japan Corp.	18,600	58,028
Yakult Honsha Co. Ltd.	1,200	84,974
Yamada Denki Co. Ltd.	7,000	33,007
Yamaguchi Financial Group, Inc.	2,100	22,111
Yamaha Corp.	1,500	65,917
Yamaha Motor Co. Ltd.	2,900	68,584
Yamato Holdings Co. Ltd.	3,300	90,217
Yamazaki Baking Co. Ltd.	1,300	23,433
Yaskawa Electric Corp.	2,700	78,040
Yokogawa Electric Corp.	2,500	49,085
Yokohama Rubber Co. Ltd.	1,300	25,183
ZOZO, Inc.	2,100	50,387

		33,959,698
Luxembourg — 0.1%
ArcelorMittal	6,999	174,646
Eurofins Scientific SE	119	59,969
RTL Group SA	408	26,187
Tenaris SA	4,976	73,250

		334,052
Mexico — 0.0%
Fresnillo PLC	2,329	25,256

Netherlands — 1.9%
ABN AMRO Group NV CVA(d)	4,457	109,319
Aegon NV	18,770	115,110
AerCap Holdings NV(b)	1,137	56,941
Akzo Nobel NV	2,662	223,515
ASML Holding NV	4,319	743,922
CNH Industrial NV	10,729	111,531
EXOR NV	1,143	64,642
Heineken Holding NV	1,214	105,007
Heineken NV	2,731	245,701
ING Groep NV	41,005	485,130
Koninklijke Ahold Delhaize NV	13,138	300,736
Koninklijke DSM NV	1,912	166,934
Koninklijke KPN NV	35,429	93,480
Koninklijke Philips NV	9,915	369,788
Koninklijke Vopak NV	553	25,008
NN Group NV	3,173	136,243
NXP Semiconductors NV	3,621	271,539
QIAGEN NV(b)	2,387	86,645
Randstad NV	1,255	63,142
Royal Dutch Shell PLC, Class A	47,801	1,522,849
Royal Dutch Shell PLC, Class B	39,467	1,287,134
Unilever NV CVA	16,262	873,839
Wolters Kluwer NV	3,059	173,551

		7,631,706
New Zealand — 0.1%
a2 Milk Co. Ltd.(b)(c)	7,287	50,001

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
New Zealand (continued)
Auckland International Airport Ltd.	10,138	$46,362
Fisher & Paykel Healthcare Corp. Ltd.	6,021	53,559
Fletcher Building Ltd.(b)	8,789	34,812
Meridian Energy Ltd.	14,184	29,097
Ryman Healthcare Ltd.	3,608	28,588
Spark New Zealand Ltd.	20,314	52,463

		294,882
Norway — 0.3%
Aker BP ASA	1,138	37,320
DNB ASA	10,298	186,048
Equinor ASA	12,313	318,492
Gjensidige Forsikring ASA	2,214	34,258
Marine Harvest ASA	4,390	106,283
Norsk Hydro ASA	14,171	73,488
Orkla ASA	8,589	74,117
Schibsted ASA, Class B	1,049	33,194
Telenor ASA	7,911	145,051
Yara International ASA	1,871	80,347

		1,088,598
Portugal — 0.1%
EDP — Energias de Portugal SA	26,971	94,823
Galp Energia SGPS SA	5,282	91,845
Jeronimo Martins SGPS SA	2,491	30,574

		217,242
Singapore — 0.4%
Ascendas Real Estate Investment Trust	28,297	51,526
CapitaLand Commercial Trust	29,000	36,237
CapitaLand Ltd.	28,400	64,510
CapitaLand Mall Trust	24,500	37,316
City Developments Ltd.	4,100	23,431
ComfortDelGro Corp. Ltd.	23,600	38,427
DBS Group Holdings Ltd.	19,000	322,381
Genting Singapore Ltd.	63,700	40,536
Golden Agri-Resources Ltd.	67,600	12,463
Jardine Cycle & Carriage Ltd.	1,100	24,091
Keppel Corp. Ltd.	15,300	68,551
Oversea-Chinese Banking Corp. Ltd.	33,200	257,913
SATS Ltd.	7,500	26,992
Sembcorp Industries Ltd.	7,300	14,904
Singapore Airlines Ltd.	7,000	47,986
Singapore Exchange Ltd.	8,500	42,048
Singapore Press Holdings Ltd.	5,600	10,732
Singapore Technologies Engineering Ltd.	17,300	44,394
Singapore Telecommunications Ltd.	86,000	196,441
Suntec Real Estate Investment Trust	22,500	28,795
United Overseas Bank Ltd.	14,113	249,525
UOL Group Ltd.	5,622	24,487
Venture Corp. Ltd.	2,900	32,104

Security	Shares	Value
Singapore (continued)
Wilmar International Ltd.	21,400	$48,884
Yangzijiang Shipbuilding Holdings Ltd.	26,400	23,672

		1,768,346
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	2,313	86,602
Aena SME SA(d)	711	113,605
Amadeus IT Group SA	4,624	372,346
Banco Bilbao Vizcaya Argentaria SA	70,262	387,782
Banco de Sabadell SA	59,293	78,065
Banco Santander SA	169,737	807,601
Banco Santander SA(b)	206,468	8,021
Bankia SA	13,003	40,843
Bankinter SA	7,104	58,203
CaixaBank SA	37,817	153,034
Enagas SA	2,390	63,367
Endesa SA	3,408	71,258
Ferrovial SA	5,105	102,207
Grifols SA	3,143	89,545
Iberdrola SA	62,804	444,390
Industria de Diseno Textil SA	11,494	323,955
Mapfre SA	11,358	33,940
Naturgy Energy Group SA	3,691	90,716
Red Electrica Corp. SA	4,562	94,463
Repsol SA	14,351	256,436
Siemens Gamesa Renewable Energy SA(b)	2,408	26,669
Telefonica SA	49,240	403,919

		4,106,967
Sweden — 0.9%
Alfa Laval AB	3,094	78,944
Assa Abloy AB, Class B	10,562	210,086
Atlas Copco AB, A Shares	7,076	174,931
Atlas Copco AB, B Shares	4,112	94,178
Autoliv, Inc.	918	76,506
Boliden AB	2,101	47,980
Electrolux AB, Class B	2,535	52,677
Epiroc AB, Class A(b)	7,076	62,137
Epiroc AB, Class B(b)	4,319	35,538
Essity AB, Class B	6,389	145,806
Hennes & Mauritz AB, Class B	9,235	163,116
Hexagon AB, Class B	2,724	133,322
Husqvarna AB, Class B	4,621	34,868
ICA Gruppen AB	795	28,127
Industrivarden AB, Class C	1,448	30,077
Investor AB, Class B	4,800	207,966
Kinnevik AB, Class B	2,471	68,505
L E Lundbergforetagen AB, B Shares	801	24,691
Lundin Petroleum AB	1,973	60,027
Millicom International Cellular SA, SDR	697	39,333
Sandvik AB	11,896	188,061
Securitas AB, Class B	3,300	56,557

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	17,150	$177,475
Skanska AB, Class B	3,656	57,471
SKF AB, Class B	3,981	63,824
Svenska Handelsbanken AB, Class A	16,092	174,918
Swedbank AB, Class A	9,543	214,665
Swedish Match AB	1,854	94,440
Tele2 AB, Class B	3,896	44,240
Telefonaktiebolaget LM Ericsson, Class B	32,375	281,881
Telia Co. AB	29,658	133,505
Volvo AB, Class B	16,502	246,444

		3,502,296
Switzerland — 3.2%
ABB Ltd., Registered Shares	19,420	390,760
Adecco SA, Registered Shares	1,713	83,886
Baloise Holding AG, Registered Shares	514	73,468
Barry Callebaut AG, Registered Shares	22	43,001
Chocoladefabriken Lindt & Spruengli AG	11	75,837
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	79,829
Cie Financiere Richemont SA, Registered Shares	5,500	401,998
Clariant AG, Registered Shares	2,204	47,503
Coca-Cola HBC AG(b)	2,132	62,976
Credit Suisse Group AG, Registered Shares	26,934	352,126
Dufry AG, Registered Shares	358	40,339
EMS-Chemie Holding AG, Registered Shares	54	29,752
Ferguson PLC	2,448	165,043
Geberit AG, Registered Shares	390	152,700
Givaudan SA, Registered Shares	97	235,120
Glencore PLC(b)	121,599	494,867
Julius Baer Group Ltd.	2,358	107,536
Kuehne + Nagel International AG, Registered Shares	569	79,082
LafargeHolcim Ltd., Registered Shares	5,116	236,924
Lonza Group AG, Registered Shares	785	246,835
Nestle SA, Registered Shares	32,557	2,748,562
Novartis AG, Registered Shares	22,611	1,980,097
Pargesa Holding SA, Bearer Shares	427	31,346
Partners Group Holding AG	183	130,288
Roche Holding AG	7,403	1,801,612
Schindler Holding AG, Participation Certificates	429	90,461
Schindler Holding AG, Registered Shares	225	46,723
SGS SA, Registered Shares	56	133,003
Sika AG, Registered Shares	1,365	175,024
Sonova Holding AG, Registered Shares	585	95,404
STMicroelectronics NV	7,196	109,389

Security	Shares	Value
Switzerland (continued)
Straumann Holding AG, Registered Shares	109	$74,404
Swatch Group AG, Bearer Shares	325	109,776
Swatch Group AG, Registered Shares	608	40,584
Swiss Life Holding AG, Registered Shares(b)	361	136,175
Swiss Prime Site AG, Registered Shares(b)	800	64,915
Swiss Re AG	3,314	299,031
Swisscom AG, Registered Shares	273	125,002
TE Connectivity Ltd.	3,690	278,300
Temenos AG, Registered Shares	636	87,410
UBS Group AG, Registered Shares	40,615	567,681
Vifor Pharma AG	479	69,229
Zurich Insurance Group AG	1,595	495,217

		13,089,215
United Arab Emirates — 0.0%
Mediclinic International PLC	4,020	19,320
NMC Health PLC	1,152	51,943

		71,263
United Kingdom — 5.6%
3i Group PLC	10,252	114,795
Admiral Group PLC	2,122	54,548
Anglo American PLC	11,102	236,954
Antofagasta PLC	4,155	41,592
Aptiv PLC	2,790	214,272
Ashtead Group PLC	5,164	127,483
Associated British Foods PLC	3,754	114,447
AstraZeneca PLC	13,347	1,020,907
Auto Trader Group PLC(d)	9,989	52,196
Aviva PLC	42,169	230,449
Babcock International Group PLC	2,813	21,936
BAE Systems PLC	33,646	225,606
Barclays PLC	180,259	397,166
Barratt Developments PLC	10,670	69,984
Berkeley Group Holdings PLC	1,343	60,023
BP PLC	210,219	1,518,563
British American Tobacco PLC	23,741	1,029,179
British Land Co. PLC	9,840	74,315
BT Group PLC	88,868	272,114
Bunzl PLC	3,540	104,430
Burberry Group PLC	4,408	101,998
Carnival PLC	1,899	103,506
Centrica PLC	59,112	111,029
Coca-Cola European Partners PLC	2,300	104,627
Compass Group PLC	16,687	328,213
ConvaTec Group PLC(d)	15,197	31,412
Croda International PLC	1,387	85,433
Diageo PLC	25,357	876,630
Direct Line Insurance Group PLC	14,592	61,320
easyJet PLC	1,687	25,845
Experian PLC	9,675	222,517

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Fiat Chrysler Automobiles NV(b)	11,360	$172,882
G4S PLC	16,397	44,999
GlaxoSmithKline PLC	52,258	1,012,120
Hammerson PLC	8,369	46,724
Hargreaves Lansdown PLC	2,999	71,496
HSBC Holdings PLC	208,715	1,717,642
IHS Markit Ltd.(b)	4,124	216,634
Imperial Brands PLC	10,050	340,420
Informa PLC	13,180	120,275
InterContinental Hotels Group PLC	1,909	100,165
International Consolidated Airlines Group SA	6,393	49,330
Intertek Group PLC	1,701	101,918
Investec PLC	6,526	40,347
ITV PLC	38,175	72,467
J. Sainsbury PLC	18,518	73,573
John Wood Group PLC	7,142	65,094
Johnson Matthey PLC	2,039	77,306
Kingfisher PLC	22,604	73,399
Land Securities Group PLC	7,813	84,991
Legal & General Group PLC	62,790	201,485
Liberty Global PLC, Class A(b)	2,058	52,747
Liberty Global PLC, Class C(b)	5,707	142,903
LIinde PLC(b)	3,013	494,326
Linde PLC	3,028	501,043
Lloyds Banking Group PLC	759,763	554,428
London Stock Exchange Group PLC	3,300	181,823
Marks & Spencer Group PLC	17,121	64,755
Meggitt PLC	8,182	55,356
Melrose Industries PLC	51,040	109,869
Merlin Entertainments PLC(d)	7,919	32,704
Micro Focus International PLC	4,598	71,279
Mondi PLC	3,870	91,134
National Grid PLC	35,365	373,597
Next PLC	1,484	98,586
Pearson PLC	8,226	94,500
Pentair PLC	1,786	71,708
Persimmon PLC	3,280	95,996
Prudential PLC	27,310	546,845
Randgold Resources Ltd.	994	78,182
Reckitt Benckiser Group PLC	7,053	570,334
RELX PLC	6,918	136,815
RELX PLC(b)	13,914	275,322
Rio Tinto PLC	12,514	607,564
Rolls-Royce Holdings PLC	17,638	189,153
Royal Bank of Scotland Group PLC	50,694	152,614
Royal Mail PLC	9,484	43,540
RSA Insurance Group PLC	10,816	77,789
Sage Group PLC	11,417	79,381
Schroders PLC	1,310	44,832
Segro PLC	10,659	83,565
Sensata Technologies Holding PLC(b)(c)	1,808	84,795
Severn Trent PLC	2,493	59,245

Security	Shares	Value
United Kingdom (continued)
Shire PLC	9,630	$581,179
Smith & Nephew PLC	9,215	149,788
Smiths Group PLC	4,170	74,332
SSE PLC	10,697	155,913
St. James’s Place PLC	5,576	72,060
Standard Chartered PLC	29,589	207,381
Standard Life Aberdeen PLC	24,724	85,393
Taylor Wimpey PLC	34,526	71,090
TechnipFMC PLC	4,622	121,559
Tesco PLC	103,092	280,763
Travis Perkins PLC	2,710	38,275
Unilever PLC	12,495	661,855
United Utilities Group PLC	7,185	66,581
Vodafone Group PLC	281,096	528,612
Weir Group PLC	2,539	51,381
Whitbread PLC	1,934	108,744
Willis Towers Watson PLC	1,389	198,849
WM Morrison Supermarkets PLC	23,583	74,715
WPP PLC	13,310	150,612

		22,512,568
United States — 61.4%
3M Co.	6,148	1,169,718
Abbott Laboratories	18,178	1,253,191
AbbVie, Inc.	15,735	1,224,970
ABIOMED, Inc.(b)	445	151,834
Accenture PLC, Class A	6,776	1,068,033
Activision Blizzard, Inc.	7,620	526,161
Acuity Brands, Inc.	432	54,276
Adobe, Inc.(b)	5,108	1,255,342
Advance Auto Parts, Inc.	780	124,613
Advanced Micro Devices, Inc.(b)(c)	9,704	176,710
AES Corp.	6,969	101,608
Aetna, Inc.	3,447	683,885
Affiliated Managers Group, Inc.	572	65,014
Aflac, Inc.	8,158	351,365
AGCO Corp.	604	33,848
Agilent Technologies, Inc.	3,371	218,407
AGNC Investment Corp.(c)	4,855	86,613
Air Products & Chemicals, Inc.	2,310	356,549
Akamai Technologies, Inc.(b)	1,798	129,906
Albemarle Corp.	1,167	115,790
Alexandria Real Estate Equities, Inc.	1,085	132,620
Alexion Pharmaceuticals, Inc.(b)	2,345	262,804
Align Technology, Inc.(b)	802	177,402
Alkermes PLC(b)	1,634	66,716
Alleghany Corp.	161	96,709
Allergan PLC	3,573	564,570
Alliance Data Systems Corp.	525	108,245
Alliant Energy Corp.	2,439	104,828
Allstate Corp.	3,704	354,547
Ally Financial, Inc.	4,531	115,133
Alnylam Pharmaceuticals, Inc.(b)	953	76,650
Alphabet, Inc., Class A(b)	3,128	3,411,334

11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Alphabet, Inc., Class C(b)	3,290	$3,542,573
Altria Group, Inc.	19,943	1,297,093
Amazon.com, Inc.(b)	4,328	6,916,187
AMERCO	98	31,995
Ameren Corp.	2,567	165,777
American Airlines Group, Inc.	1,295	45,429
American Electric Power Co., Inc.	5,190	380,738
American Express Co.	7,706	791,637
American Financial Group, Inc.	797	79,724
American International Group, Inc.	9,459	390,562
American Tower Corp.	4,654	725,140
American Water Works Co., Inc.	1,876	166,082
Ameriprise Financial, Inc.	1,524	193,914
AmerisourceBergen Corp.	1,737	152,856
AMETEK, Inc.	2,440	163,675
Amgen, Inc.	6,866	1,323,696
Amphenol Corp., Class A	3,176	284,252
Anadarko Petroleum Corp.	5,428	288,770
Analog Devices, Inc.	3,908	327,139
Annaly Capital Management, Inc.	13,612	134,350
ANSYS, Inc.(b)	885	132,352
Antero Resources Corp.(b)	2,172	34,513
Anthem, Inc.	2,690	741,283
AO Smith Corp.	1,529	69,615
Aon PLC	2,577	402,476
Apache Corp.	4,027	152,341
Apple, Inc.	51,580	11,288,799
Applied Materials, Inc.	10,622	349,251
Aramark	2,594	93,176
Arch Capital Group Ltd.(b)	4,292	121,764
Archer-Daniels-Midland Co.	5,892	278,397
Arconic, Inc.	4,579	93,091
Arista Networks, Inc.(b)	549	126,462
Arrow Electronics, Inc.(b)	923	62,496
Arthur J Gallagher & Co.	1,921	142,173
Assurant, Inc.	555	53,952
AT&T, Inc.	75,836	2,326,648
Athene Holding Ltd., Class A(b)	1,641	75,027
Atmos Energy Corp.	1,170	108,904
Autodesk, Inc.(b)	2,309	298,438
Automatic Data Processing, Inc.	4,642	668,819
AutoZone, Inc.(b)	281	206,105
AvalonBay Communities, Inc.	1,456	255,353
Avery Dennison Corp.	928	84,188
Avnet, Inc.	1,243	49,807
Axalta Coating Systems Ltd.(b)	2,326	57,406
Axis Capital Holdings Ltd.	924	51,550
Baker Hughes a GE Co.	4,388	117,116
Ball Corp.	3,496	156,621
Bank of America Corp.	100,749	2,770,598
Bank of New York Mellon Corp.	10,650	504,065
Bausch Health Cos., Inc.(b)	3,313	75,801
Baxter International, Inc.	5,360	335,054
BB&T Corp.	8,217	403,948

Security	Shares	Value
United States (continued)
Becton Dickinson & Co.	2,816	$649,088
Berkshire Hathaway, Inc., Class B(b)	13,375	2,745,620
Best Buy Co., Inc.	2,673	187,538
Biogen, Inc.(b)	2,223	676,392
BioMarin Pharmaceutical, Inc.(b)	1,862	171,621
BlackRock, Inc.(g)	1,266	520,858
Boeing Co.	5,776	2,049,671
Booking Holdings, Inc.(b)	508	952,287
BorgWarner, Inc.	2,214	87,254
Boston Properties, Inc.	1,627	196,477
Boston Scientific Corp.(b)	14,540	525,476
Brighthouse Financial, Inc.(b)	1,136	45,020
Bristol-Myers Squibb Co.	17,224	870,501
Broadcom, Inc.	4,328	967,265
Broadridge Financial Solutions, Inc.	1,243	145,356
Brookfield Property REIT, Inc., Class A	2,636	50,848
Brown-Forman Corp., Class B	2,793	129,428
Bunge Ltd.	1,485	91,773
C.H. Robinson Worldwide, Inc.	1,467	130,607
CA, Inc.	3,293	146,077
Cabot Oil & Gas Corp.	4,757	115,262
Cadence Design Systems, Inc.(b)	2,971	132,417
Camden Property Trust	978	88,284
Campbell Soup Co.	1,901	71,116
Capital One Financial Corp.	5,126	457,752
Cardinal Health, Inc.	3,274	165,664
CarMax, Inc.(b)(c)	1,876	127,399
Carnival Corp.	4,505	252,460
Caterpillar, Inc.	6,300	764,316
Cboe Global Markets, Inc.	1,185	133,727
CBRE Group, Inc., Class A(b)	3,401	137,026
CBS Corp., Class B	3,598	206,345
CDK Global, Inc.	1,317	75,385
CDW Corp.	1,599	143,926
Celanese Corp., Series A	1,432	138,818
Celgene Corp.(b)	7,638	546,881
Centene Corp.(b)	2,162	281,752
CenterPoint Energy, Inc.	4,885	131,944
CenturyLink, Inc.	10,231	211,168
Cerner Corp.(b)	3,147	180,260
CF Industries Holdings, Inc.	2,459	118,106
Charles Schwab Corp.	12,795	591,641
Charter Communications, Inc., Class A(b)	1,752	561,288
Chemours Co.	1,875	61,894
Cheniere Energy, Inc.(b)	2,222	134,231
Chevron Corp.	19,958	2,228,311
Chipotle Mexican Grill, Inc.(b)	264	121,527
Chubb Ltd.	4,908	613,058
Church & Dwight Co., Inc.	2,579	153,115
Cigna Corp.(c)	2,563	547,995
Cimarex Energy Co.	1,006	79,947
Cincinnati Financial Corp.	1,643	129,206

12

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Cintas Corp.	956	$173,868
Cisco Systems, Inc.	49,108	2,246,691
CIT Group, Inc.	1,284	60,836
Citigroup, Inc.	26,561	1,738,683
Citizens Financial Group, Inc.	5,108	190,784
Citrix Systems, Inc.(b)	1,428	146,327
Clorox Co.	1,365	202,634
CME Group, Inc.	3,588	657,465
CMS Energy Corp.	2,977	147,421
Coca-Cola Co.	42,165	2,018,860
Cognex Corp.	1,822	78,054
Cognizant Technology Solutions Corp., Class A	6,174	426,191
Colgate-Palmolive Co.	8,732	519,991
Comcast Corp., Class A	47,827	1,824,122
Comerica, Inc.	1,812	147,787
CommScope Holding Co., Inc.(b)	2,024	48,697
Conagra Brands, Inc.	5,116	182,130
Concho Resources, Inc.(b)	2,108	293,202
ConocoPhillips	12,039	841,526
Consolidated Edison, Inc.	3,274	248,824
Constellation Brands, Inc., Class A	1,771	352,836
Continental Resources, Inc.(b)	991	52,206
Cooper Cos., Inc.	517	133,546
Copart, Inc.(b)	2,203	107,749
Corning, Inc.	8,750	279,563
CoStar Group, Inc.(b)	383	138,424
Costco Wholesale Corp.	4,624	1,057,185
Coty, Inc., Class A	5,141	54,238
Crown Castle International Corp.	4,371	475,303
Crown Holdings, Inc.(b)(c)	1,415	59,840
CSX Corp.	8,763	603,420
Cummins, Inc.	1,649	225,402
CVS Health Corp.	10,713	775,514
D.R. Horton, Inc.	3,778	135,857
Danaher Corp.	6,625	658,525
Darden Restaurants, Inc.	1,304	138,941
DaVita, Inc.(b)	1,471	99,057
Deere & Co.	3,246	439,638
Dell Technologies, Inc., Class V(b)	2,101	189,909
Delta Air Lines, Inc.	1,848	101,141
DENTSPLY SIRONA, Inc.	2,397	83,008
Devon Energy Corp.	5,515	178,686
Diamondback Energy, Inc.	1,039	116,742
Digital Realty Trust, Inc.(c)	2,170	224,074
Discover Financial Services	3,677	256,177
Discovery, Inc., Class A(b)	1,420	45,994
Discovery, Inc., Class C(b)	3,221	94,408
DISH Network Corp., Class A(b)	2,412	74,145
Dollar General Corp.	2,819	313,980
Dollar Tree, Inc.(b)	2,506	211,256
Dominion Energy, Inc.	6,876	491,084
Domino’s Pizza, Inc.	423	113,698
Dover Corp.	1,630	135,029

Security	Shares	Value
United States (continued)
DowDuPont, Inc.	24,073	$1,298,016
DTE Energy Co.	1,912	214,909
Duke Energy Corp.	7,387	610,388
Duke Realty Corp.	3,762	103,718
DXC Technology Co.	3,001	218,563
E*TRADE Financial Corp.	2,781	137,437
East West Bancorp, Inc.	1,527	80,076
Eastman Chemical Co.	1,504	117,838
Eaton Corp. PLC	4,608	330,255
Eaton Vance Corp.	1,256	56,583
eBay, Inc.(b)	9,950	288,849
Ecolab, Inc.	2,736	419,018
Edison International	3,433	238,216
Edwards Lifesciences Corp.(b)	2,221	327,820
Electronic Arts, Inc.(b)	3,233	294,138
Eli Lilly & Co.	10,107	1,096,003
Emerson Electric Co.	6,639	450,655
Entergy Corp.	1,905	159,925
EOG Resources, Inc.	6,100	642,574
EQT Corp.	2,798	95,048
Equifax, Inc.	1,267	128,524
Equinix, Inc.	837	317,005
Equity Residential	3,880	252,045
Essex Property Trust, Inc.	696	174,543
Estee Lauder Cos., Inc., Class A	2,360	324,358
Everest Re Group Ltd.	432	94,116
Evergy, Inc.	2,859	160,075
Eversource Energy	3,339	211,225
Exelon Corp.	10,173	445,679
Expedia Group, Inc.	1,303	163,435
Expeditors International of Washington, Inc.	1,841	123,678
Express Scripts Holding Co.(b)	5,919	573,965
Extra Space Storage, Inc.	1,329	119,690
Exxon Mobil Corp.	44,357	3,534,366
F5 Networks, Inc.(b)	644	112,880
Facebook, Inc., Class A(b)	25,138	3,815,697
Fastenal Co.	3,031	155,824
Federal Realty Investment Trust	772	95,767
FedEx Corp.	2,675	589,410
Fidelity National Information Services, Inc.	3,488	363,101
Fifth Third Bancorp	7,223	194,949
First Data Corp., Class A(b)	5,551	104,026
First Republic Bank	1,705	155,138
FirstEnergy Corp.	5,025	187,332
Fiserv, Inc.(b)	4,314	342,100
FleetCor Technologies, Inc.(b)	945	189,028
Flex Ltd.(b)(c)	5,560	43,702
FLIR Systems, Inc.	1,446	66,964
Flowserve Corp.	1,364	62,608
Fluor Corp.	1,481	64,957
FMC Corp.	1,417	110,639
FNF Group	2,893	96,771

13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Ford Motor Co.	39,182	$374,188
Fortinet, Inc.(b)	1,506	123,763
Fortive Corp.	3,156	234,333
Fortune Brands Home & Security, Inc.	1,538	68,949
Franklin Resources, Inc.	3,415	104,158
Freeport-McMoRan, Inc.	14,503	168,960
Gap, Inc.	2,462	67,213
Garmin Ltd.	1,192	78,863
Gartner, Inc.(b)	961	141,767
General Dynamics Corp.	2,660	459,063
General Electric Co.	91,520	924,352
General Mills, Inc.	6,247	273,619
General Motors Co.	13,367	489,099
Genuine Parts Co.	1,546	151,384
Gilead Sciences, Inc.	13,701	934,134
Global Payments, Inc.	1,681	192,021
GoDaddy, Inc., Class A(b)	1,695	124,023
Goldman Sachs Group, Inc.	3,781	852,124
Goodyear Tire & Rubber Co.	2,527	53,219
H&R Block, Inc.	2,204	58,494
Halliburton Co.	9,230	320,096
Hanesbrands, Inc.	3,797	65,157
Harley-Davidson, Inc.	1,754	67,038
Harris Corp.	1,251	186,036
Hartford Financial Services Group, Inc.	3,774	171,415
Hasbro, Inc.	1,251	114,729
HCA Healthcare, Inc.	2,945	393,246
HCP, Inc.	4,950	136,373
HD Supply Holdings, Inc.(b)	1,857	69,768
Helmerich & Payne, Inc.	1,147	71,447
Henry Schein, Inc.(b)(c)	1,623	134,709
Hershey Co.	1,488	159,439
Hess Corp.	2,921	167,665
Hewlett Packard Enterprise Co.	16,091	245,388
Hilton Worldwide Holdings, Inc.	3,007	214,008
HollyFrontier Corp.	1,767	119,166
Hologic, Inc.(b)	2,877	112,174
Home Depot, Inc.	12,039	2,117,419
Honeywell International, Inc.	7,871	1,139,878
Hormel Foods Corp.	3,069	133,931
Host Hotels & Resorts, Inc.	7,812	149,287
HP, Inc.	17,296	417,525
Humana, Inc.	1,451	464,915
Huntington Bancshares, Inc.	11,644	166,859
Huntington Ingalls Industries, Inc.	469	102,467
IAC/InterActiveCorp(b)	821	161,400
IDEX Corp.	808	102,471
IDEXX Laboratories, Inc.(b)	915	194,090
Illinois Tool Works, Inc.	3,213	409,882
Illumina, Inc.(b)	1,549	481,971
Incyte Corp.(b)	1,899	123,093
Ingersoll-Rand PLC	2,613	250,691
Ingredion, Inc.	761	76,998

Security	Shares	Value
United States (continued)
Intel Corp.	48,670	$2,281,650
Intercontinental Exchange, Inc.	6,104	470,252
International Business Machines Corp.	9,514	1,098,201
International Flavors & Fragrances, Inc.	796	115,149
International Flavors & Fragrances, Inc.(b)	103	14,849
International Paper Co.	4,145	188,017
Interpublic Group of Cos., Inc.	4,062	94,076
Intuit, Inc.	2,569	542,059
Intuitive Surgical, Inc.(b)	1,194	622,289
Invesco Ltd.	4,328	93,961
Invitation Homes, Inc.	3,368	73,692
IPG Photonics Corp.(b)	396	52,886
IQVIA Holdings, Inc.(b)	1,691	207,875
Iron Mountain, Inc.(c)	2,862	87,606
J.M. Smucker Co.	1,197	129,659
Jack Henry & Associates, Inc.	814	121,962
Jacobs Engineering Group, Inc.	1,345	100,996
Jazz Pharmaceuticals PLC(b)	632	100,374
JB Hunt Transport Services, Inc.	925	102,314
Jefferies Financial Group, Inc.	3,267	70,143
Johnson & Johnson	28,118	3,936,239
Johnson Controls International PLC	9,760	312,027
Jones Lang LaSalle, Inc.	479	63,353
JPMorgan Chase & Co.	35,685	3,890,379
Juniper Networks, Inc.	3,679	107,684
Kansas City Southern	1,081	110,219
Kellogg Co.	2,741	179,481
KeyCorp	11,187	203,156
Keysight Technologies, Inc.(b)	1,969	112,391
Kimberly-Clark Corp.	3,681	383,928
Kimco Realty Corp.	4,627	74,448
Kinder Morgan, Inc.	20,922	356,092
KLA-Tencor Corp.	1,642	150,309
Knight-Swift Transportation Holdings, Inc.	1,409	45,088
Kohl’s Corp.	1,773	134,269
Kraft Heinz Co.	6,423	353,072
Kroger Co.	8,565	254,894
L Brands, Inc.	2,497	80,953
L3 Technologies, Inc.	827	156,692
Laboratory Corp. of America Holdings(b)	1,078	173,073
Lam Research Corp.	1,729	245,051
Las Vegas Sands Corp.	4,158	212,183
Lear Corp.	699	92,897
Leggett & Platt, Inc.	1,395	50,652
Leidos Holdings, Inc.	1,519	98,401
Lennar Corp., Class A	3,035	130,444
Lennox International, Inc.	391	82,458
Liberty Broadband Corp., Class C(b)	1,125	93,296
Liberty Media Corp. - Liberty SiriusXM, Class A(b)	966	39,838

14

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Liberty Media Corp. - Liberty SiriusXM, Class C(b)	1,866	$77,010
Liberty Media Corp.-Liberty Formula One, Class C(b)	2,137	70,692
Liberty Property Trust	1,557	65,192
Lincoln National Corp.	2,305	138,738
Live Nation Entertainment, Inc.(b)	1,541	80,594
LKQ Corp.(b)	3,264	89,009
Lockheed Martin Corp.	2,708	795,746
Loews Corp.	2,860	133,162
Lowe’s Cos., Inc.	8,662	824,796
Lululemon Athletica, Inc.(b)	1,072	150,863
LyondellBasell Industries NV, Class A	3,512	313,516
M&T Bank Corp.	1,454	240,506
Macerich Co.	1,114	57,505
Macy’s, Inc.	3,229	110,722
ManpowerGroup, Inc.	694	52,945
Marathon Oil Corp.	8,990	170,720
Marathon Petroleum Corp.	7,279	512,806
Markel Corp.(b)	146	159,613
Marriott International, Inc., Class A	3,165	369,957
Marsh & McLennan Cos., Inc.	5,346	453,074
Martin Marietta Materials, Inc.	663	113,559
Masco Corp.	3,272	98,160
Mastercard, Inc., Class A	9,669	1,911,271
Mattel, Inc.(b)	3,625	49,228
Maxim Integrated Products, Inc.	2,947	147,409
McCormick & Co., Inc.	1,278	184,032
McDonald’s Corp.	8,159	1,443,327
McKesson Corp.	2,129	265,614
Merck & Co., Inc.	28,067	2,066,012
MetLife, Inc.	9,105	375,035
Mettler-Toledo International, Inc.(b)	268	146,548
MGM Resorts International	5,574	148,714
Michael Kors Holdings Ltd.(b)	1,579	87,492
Microchip Technology, Inc.	2,477	162,937
Micron Technology, Inc.(b)	12,221	460,976
Microsoft Corp.	76,596	8,181,219
Mid-America Apartment Communities, Inc.	1,199	117,154
Middleby Corp.(b)(c)	589	66,145
Mohawk Industries, Inc.(b)	668	83,320
Molson Coors Brewing Co., Class B	1,994	127,616
Mondelez International, Inc., Class A	15,543	652,495
Monster Beverage Corp.(b)	4,447	235,024
Moody’s Corp.	1,820	264,774
Morgan Stanley	13,990	638,783
Mosaic Co.	3,858	119,367
Motorola Solutions, Inc.	1,708	209,332
MSCI, Inc.	938	141,056
Mylan NV(b)	5,432	169,750
Nasdaq, Inc.	1,232	106,827
National Oilwell Varco, Inc.	4,026	148,157
National Retail Properties, Inc.	1,621	75,782

Security	Shares	Value
United States (continued)
Nektar Therapeutics(b)	1,806	$69,856
NetApp, Inc.	2,823	221,577
Netflix, Inc.(b)	4,514	1,362,235
New York Community Bancorp, Inc.	5,245	50,247
Newell Brands, Inc.	5,118	81,274
Newfield Exploration Co.(b)	2,105	42,521
Newmont Mining Corp.	5,622	173,832
News Corp., Class A	4,173	55,042
NextEra Energy, Inc.	4,851	836,798
Nielsen Holdings PLC	3,754	97,529
NIKE, Inc., Class B	13,516	1,014,241
NiSource, Inc.	3,823	96,951
Noble Energy, Inc.	5,105	126,859
Nordstrom, Inc.	1,238	81,423
Norfolk Southern Corp.	2,977	499,630
Northern Trust Corp.	2,252	211,846
Northrop Grumman Corp.	1,746	457,365
Norwegian Cruise Line Holdings Ltd.(b)	2,249	99,113
Nucor Corp.	3,352	198,170
NVIDIA Corp.	5,976	1,259,920
NVR, Inc.(b)	36	80,605
O’Reilly Automotive, Inc.(b)	863	276,807
Occidental Petroleum Corp.	8,069	541,188
OGE Energy Corp.	2,105	76,096
Old Dominion Freight Line, Inc.	650	84,773
Omnicom Group, Inc.	2,395	177,996
ON Semiconductor Corp.(b)	4,505	76,585
ONEOK, Inc.	4,332	284,179
Oracle Corp.	31,844	1,555,261
Owens Corning	1,214	57,386
PACCAR, Inc.	3,707	212,077
Packaging Corp. of America	994	91,259
Palo Alto Networks, Inc.(b)(c)	968	177,183
Parker-Hannifin Corp.	1,401	212,434
Parsley Energy, Inc., Class A(b)	2,598	60,845
Paychex, Inc.	3,407	223,124
PayPal Holdings, Inc.(b)	11,886	1,000,682
People’s United Financial, Inc.	3,829	59,962
PepsiCo, Inc.	14,760	1,658,729
Perrigo Co. PLC	1,386	97,436
Pfizer, Inc.	61,173	2,634,109
PG&E Corp.	5,442	254,740
Philip Morris International, Inc.	16,157	1,422,947
Phillips 66	4,668	479,964
Pinnacle West Capital Corp.	1,179	96,973
Pioneer Natural Resources Co.	1,796	264,497
Plains GP Holdings LP, Class A(b)	1,651	35,282
PNC Financial Services Group, Inc.(g)	4,948	635,769
Polaris Industries, Inc.	632	56,235
PPG Industries, Inc.	2,627	276,071
PPL Corp.	7,366	223,926
Principal Financial Group, Inc.	3,018	142,057
Procter & Gamble Co.	26,271	2,329,712
Progressive Corp.	6,137	427,749

15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Prologis, Inc.	6,626	$427,178
Prudential Financial, Inc.	4,426	415,070
Public Service Enterprise Group, Inc.	5,324	284,461
Public Storage	1,652	339,436
PulteGroup, Inc.	2,858	70,221
PVH Corp.	812	98,081
Qorvo, Inc.(b)	1,333	97,989
QUALCOMM, Inc.	14,820	932,030
Quest Diagnostics, Inc.	1,431	134,671
Qurate Retail, Inc.(b)	4,640	101,802
Ralph Lauren Corp.	587	76,081
Raymond James Financial, Inc.	1,383	106,062
Raytheon Co.	3,027	529,846
Realty Income Corp.	2,997	180,629
Red Hat, Inc.(b)	1,872	321,310
Regency Centers Corp.	1,607	101,820
Regeneron Pharmaceuticals, Inc.(b)	837	283,944
Regions Financial Corp.	11,835	200,840
Reinsurance Group of America, Inc.	680	96,812
RenaissanceRe Holdings Ltd.	424	51,796
Republic Services, Inc.	2,419	175,813
Resideo Technologies, Inc.(b)	1,311	27,597
ResMed, Inc.	1,504	159,304
Robert Half International, Inc.	1,302	78,810
Rockwell Automation, Inc.	1,323	217,938
Rockwell Collins, Inc.	1,731	221,603
Rollins, Inc.	1,011	59,851
Roper Technologies, Inc.	1,087	307,512
Ross Stores, Inc.	3,990	395,010
Royal Caribbean Cruises Ltd.	1,785	186,943
S&P Global, Inc.	2,648	482,783
Sabre Corp.	2,760	68,034
salesforce.com, Inc.(b)	7,426	1,019,144
SBA Communications Corp.(b)	1,214	196,874
SCANA Corp.	1,356	54,308
Schlumberger Ltd.	14,596	748,921
Sealed Air Corp.	1,698	54,947
Seattle Genetics, Inc.(b)(c)	1,167	65,504
SEI Investments Co.	1,416	75,685
Sempra Energy	2,644	291,157
ServiceNow, Inc.(b)(c)	1,862	337,096
Sherwin-Williams Co.	887	349,008
Signature Bank	613	67,369
Simon Property Group, Inc.	3,264	599,009
Sirius XM Holdings, Inc.	16,518	99,438
Skyworks Solutions, Inc.	1,919	166,492
SL Green Realty Corp.	932	85,054
Snap-on, Inc.	596	91,748
Southern Co.	10,660	480,020
Southwest Airlines Co.	1,527	74,976
Spirit AeroSystems Holdings, Inc., Class A	1,199	100,728
Splunk, Inc.(b)	1,528	152,556

Security	Shares	Value
United States (continued)
Sprint Corp.(b)	8,589	$52,565
Square, Inc., Class A(b)	3,055	224,390
SS&C Technologies Holdings, Inc.	2,258	115,519
Stanley Black & Decker, Inc.	1,626	189,462
Starbucks Corp.	14,542	847,362
State Street Corp.	3,850	264,688
Steel Dynamics, Inc.	2,486	98,446
Stericycle, Inc.(b)	907	45,323
Stryker Corp.	3,544	574,908
SunTrust Banks, Inc.	4,898	306,909
SVB Financial Group(b)	558	132,374
Symantec Corp.	6,549	118,864
Synchrony Financial	7,555	218,188
Synopsys, Inc.(b)	1,570	140,562
Sysco Corp.	5,215	371,986
T-Mobile U.S., Inc.(b)	3,569	244,655
T. Rowe Price Group, Inc.	2,551	247,422
Take-Two Interactive Software, Inc.(b)	1,205	155,288
Tapestry, Inc.	3,033	128,326
Targa Resources Corp.	2,313	119,513
Target Corp.	5,337	446,333
TD Ameritrade Holding Corp.	2,990	154,643
Teleflex, Inc.	480	115,555
Tesla, Inc.(b)(c)	1,342	452,683
Texas Instruments, Inc.	10,315	957,541
Textron, Inc.	2,698	144,694
Thermo Fisher Scientific, Inc.	4,239	990,442
Tiffany & Co.	1,178	131,111
TJX Cos., Inc.	6,606	725,867
Toll Brothers, Inc.	1,520	51,163
Torchmark Corp.	1,137	96,258
Total System Services, Inc.	1,729	157,598
Tractor Supply Co.	1,286	118,171
TransDigm Group, Inc.(b)	497	164,134
TransUnion	1,939	127,489
Travelers Cos., Inc.	2,848	356,370
Trimble, Inc.(b)	2,626	98,160
TripAdvisor, Inc.(b)	1,166	60,795
Twenty-First Century Fox, Inc., Class A	11,107	505,591
Twenty-First Century Fox, Inc., Class B	4,628	209,093
Twitter, Inc.(b)	7,138	248,046
Tyson Foods, Inc., Class A	3,136	187,909
U.S. Bancorp	16,442	859,423
UDR, Inc.	2,820	110,516
UGI Corp.	1,824	96,781
Ulta Salon Cosmetics & Fragrance, Inc.(b)	606	166,359
Under Armour, Inc., Class A(b)	1,914	42,319
Under Armour, Inc., Class C(b)	2,029	40,235
Union Pacific Corp.	8,034	1,174,731
United Continental Holdings, Inc.(b)	767	65,586
United Parcel Service, Inc., Class B	7,266	774,120
United Rentals, Inc.(b)	881	105,782

16

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
United Technologies Corp.	7,848	$974,800
United Therapeutics Corp.(b)	459	50,885
UnitedHealth Group, Inc.	10,049	2,626,306
Universal Health Services, Inc., Class B	918	111,592
Unum Group	2,331	84,522
Vail Resorts, Inc.	426	107,062
Valero Energy Corp.	4,541	413,640
Varian Medical Systems, Inc.(b)	964	115,073
Veeva Systems, Inc., Class A(b)	1,268	115,832
Ventas, Inc.	3,755	217,940
VEREIT, Inc.	10,203	74,788
VeriSign, Inc.(b)	1,145	163,208
Verisk Analytics, Inc.(b)	1,654	198,215
Verizon Communications, Inc.	43,181	2,465,203
Vertex Pharmaceuticals, Inc.(b)	2,685	455,000
VF Corp.	3,533	292,815
Viacom, Inc., Class B	3,719	118,934
Visa, Inc., Class A	18,677	2,574,624
Vistra Energy Corp.(b)	3,582	81,061
VMware, Inc., Class A(b)	777	109,860
Vornado Realty Trust	1,803	122,748
Voya Financial, Inc.	1,779	77,849
Vulcan Materials Co.	1,393	140,888
W.R. Berkley Corp.	1,056	80,150
W.W. Grainger, Inc.	502	142,553
WABCO Holdings, Inc.(b)	565	60,709
Wabtec Corp.	913	74,884
Walgreens Boots Alliance, Inc.	8,882	708,517
Walmart, Inc.	15,355	1,539,799
Walt Disney Co.	15,490	1,778,717
Waste Management, Inc.	4,556	407,625
Waters Corp.(b)	826	156,684
WEC Energy Group, Inc.	3,325	227,430
Wells Fargo & Co.	48,393	2,575,959
Welltower, Inc.	3,920	258,994
Western Digital Corp.	3,153	135,800
Western Union Co.	4,855	87,584
Westlake Chemical Corp.	410	29,233
WestRock Co.	2,702	116,105
Weyerhaeuser Co.	7,977	212,428
Whirlpool Corp.	680	74,637
Williams Cos., Inc.	12,747	310,135
Workday, Inc., Class A(b)(c)	1,541	204,984
Worldpay, Inc., Class A(b)	3,134	287,827
Wynn Resorts Ltd.	1,030	103,618
Xcel Energy, Inc.	5,362	262,792
Xerox Corp.	2,409	67,139
Xilinx, Inc.	2,670	227,938
XPO Logistics, Inc. (b)	1,271	113,602

Security	Shares	Value
United States (continued)
Xylem, Inc.	1,896	$124,340
Yum! Brands, Inc.	3,406	307,936
Zayo Group Holdings, Inc.(b)	2,226	66,513
Zillow Group, Inc., Class C(b)(c)	1,231	49,560
Zimmer Biomet Holdings, Inc.	2,142	243,310
Zions Bancorporation	2,077	97,723
Zoetis, Inc.	5,099	459,675

		248,066,327

Total Common Stocks — 99.8% (Cost — $307,498,378)		403,420,921

Preferred Stocks — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares	581	43,759
Fuchs Petrolub SE, Preference Shares	732	33,884
Henkel AG & Co. KGaA, Preference Shares	1,877	205,071
Porsche Automobil Holding SE, Preference Shares	1,614	102,642
Sartorius AG, Preference Shares	368	53,229
Schaeffler AG, Preference Shares	1,460	15,384
Volkswagen AG, Preference Shares	1,956	328,614

		782,583
United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares, 0.00%	1,003,444	1,283

Total Preferred Stocks — 0.2% (Cost — $689,317)		783,866

Total Long-Term Investments — 100.0% (Cost — $308,187,695)		404,204,787

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(e)(f)(g)	1,729,573	1,729,919

Total Short-Term Securities — 0.4% (Cost — $1,729,622)		1,729,919

Total Investments — 100.4% (Cost — $309,917,317)		405,934,706
Liabilities in Excess of Other Assets — (0.4)%		(1,667,386)

Net Assets — 100.0%		$404,267,320

17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,387,068	—	(1,657,495	)(b)	1,729,573	$1,729,919	$8,888	(c)	$366	$(684)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,116,632	—	(1,116,632	)(b)	—	—	—		—	—
BlackRock, Inc.	1,679	—	(413)		1,266	520,858	5,255		8,040	(166,629)
PNC Financial Services Group, Inc.	6,610	—	(1,662)		4,948	635,769	5,711		6,499	(128,703)

						$2,886,546	$19,854		$14,905	$(296,016)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, theFund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR    American Depositary Receipts

CVA    Certificaten Van Aandelen (Dutch Certificate)

REIT    Real Estate Investment Trust

S&P    S&P Global Ratings

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	2	12/13/18	$194	$2,168
Euro Stoxx 50 Index	8	12/21/18	289	4,335
FTSE 100 Index	2	12/21/18	182	3,008
S&P 500 E-Mini Index	10	12/21/18	1,356	11,479

				$20,990

18

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$143,429	$—	$—	$143,429
Australia	117,764	9,752,484	—	9,870,248
Austria	39,754	302,782	—	342,536
Belgium	—	1,361,579	—	1,361,579
Bermuda	106,485	—	—	106,485
Canada	13,562,282	—	—	13,562,282
China	—	25,993	—	25,993
Denmark	72,511	2,225,912	—	2,298,423
Finland	—	1,731,985	—	1,731,985
France	326,333	14,692,728	—	15,019,061
Germany	61,389	11,630,481	—	11,691,870
Hong Kong	66,229	4,663,013	—	4,729,242
Ireland	1,715,576	609,662	—	2,325,238
Isle of Man	—	69,259	—	69,259
Israel	352,507	387,083	—	739,590
Italy	—	2,735,285	—	2,735,285
Japan	—	33,959,698	—	33,959,698
Luxembourg	—	334,052	—	334,052
Mexico	—	25,256	—	25,256
Netherlands	328,480	7,303,226	—	7,631,706
New Zealand	—	294,882	—	294,882

19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares MSCI Developed World Index Fund

	Level 1	Level 2	Level 3	Total
Norway	—	1,088,598	—	1,088,598
Portugal	94,823	122,419	—	217,242
Singapore	—	1,768,346	—	1,768,346
Spain	8,021	4,098,946	—	4,106,967
Sweden	138,643	3,363,653	—	3,502,296
Switzerland	358,129	12,731,086	—	13,089,215
United Arab Emirates	—	71,263	—	71,263
United Kingdom	2,478,785	20,033,783	—	22,512,568
United States	248,066,327	—	—	248,066,327
Preferred Stocks	—	783,866	—	783,866
Short-Term Securities	1,729,919	—	—	1,729,919

	$269,767,386	$136,167,320	$—	$405,934,706

Derivative Financial Instruments(a)
Assets:
Equity contracts	$20,990	$—	$—	$20,990

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

20

Schedule of Investments (unaudited) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.9%
Arconic, Inc.	54,450	$1,106,969
Curtiss-Wright Corp.	5,526	604,876
Harris Corp.	14,863	2,210,277
HEICO Corp.	4,821	404,144
HEICO Corp., Class A	9,595	639,603
Hexcel Corp.	10,767	630,085
Huntington Ingalls Industries, Inc.	5,348	1,168,431
L3 Technologies, Inc.	9,803	1,857,374
Rockwell Collins, Inc.	20,547	2,630,427
Spirit Aerosystems Holdings, Inc., Class A	13,349	1,121,449
Teledyne Technologies, Inc.(a)	4,447	984,032
Textron, Inc.	31,367	1,682,212
TransDigm Group, Inc.(a)	6,063	2,002,306

		17,042,185
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	17,406	1,549,656
Expeditors International of Washington, Inc.	21,931	1,473,325
XPO Logistics, Inc.(a)(b)	15,798	1,412,025

		4,435,006
Airlines — 0.7%
Alaska Air Group, Inc.	15,181	932,417
American Airlines Group, Inc.	51,724	1,814,478
Copa Holdings SA, Class A	3,829	277,335
JetBlue Airways Corp.(a)	39,380	658,827
United Continental Holdings, Inc.(a)	30,706	2,625,670

		6,308,727
Auto Components — 0.8%
Adient PLC	11,421	347,427
Aptiv PLC	33,055	2,538,624
BorgWarner, Inc.	26,427	1,041,488
Gentex Corp.	34,091	717,615
Goodyear Tire & Rubber Co.	30,026	632,348
Lear Corp.	8,263	1,098,153
Visteon Corp.(a)(b)	3,657	289,049

		6,664,704
Automobiles — 0.1%
Harley-Davidson, Inc.	21,099	806,404
Thor Industries, Inc.	6,384	444,582

		1,250,986
Banks — 4.4%
Associated Banc-Corp	21,579	500,201
Bank of Hawaii Corp.	5,300	415,732
Bank OZK	15,380	420,797
BankUnited, Inc.	12,899	426,957
BOK Financial Corp.	4,183	358,609
CIT Group, Inc.	14,129	669,432
Citizens Financial Group, Inc.	59,571	2,224,977

Security	Shares	Value
Banks (continued)
Comerica, Inc.	21,405	$1,745,792
Commerce Bancshares, Inc.	11,954	760,274
Cullen/Frost Bankers, Inc.	7,191	704,143
East West Bancorp, Inc.	18,158	952,205
Fifth Third Bancorp	83,694	2,258,901
First Citizens BancShares, Inc., Class A	974	415,538
First Hawaiian, Inc.	13,194	326,947
First Horizon National Corp.	40,822	658,867
First Republic Bank	20,079	1,826,988
FNB Corp.	41,135	486,627
Huntington Bancshares, Inc.	136,902	1,961,806
KeyCorp	132,358	2,403,621
M&T Bank Corp.	18,200	3,010,462
PacWest Bancorp	15,422	626,442
People’s United Financial, Inc.	46,941	735,096
Pinnacle Financial Partners, Inc.	9,545	499,203
Popular, Inc.	12,677	659,331
Prosperity Bancshares, Inc.	8,477	551,259
Regions Financial Corp.	138,065	2,342,963
Signature Bank	6,816	749,078
Sterling Bancorp	28,097	505,184
SunTrust Banks, Inc.	58,297	3,652,890
SVB Financial Group(a)	6,603	1,566,430
Synovus Financial Corp.	14,317	537,747
TCF Financial Corp.	20,209	421,964
Texas Capital Bancshares, Inc.(a)	6,376	415,906
Umpqua Holdings Corp.	27,835	534,432
Webster Financial Corp.	11,497	676,483
Western Alliance Bancorp(a)	12,328	594,703
Wintrust Financial Corp.	7,054	537,092
Zions Bancorporation	24,183	1,137,810

		39,272,889
Beverages — 0.4%
Brown-Forman Corp., Class A	6,234	289,070
Brown-Forman Corp., Class B	35,552	1,647,480
Keurig Dr Pepper, Inc.	22,354	581,204
Molson Coors Brewing Co., Class B	21,856	1,398,784

		3,916,538
Biotechnology — 1.5%
Agios Pharmaceuticals, Inc.(a)(b)	6,199	390,909
Alkermes PLC(a)	19,444	793,898
Alnylam Pharmaceuticals, Inc.(a)(b)	11,274	906,768
BioMarin Pharmaceutical, Inc.(a)	22,062	2,033,455
Bluebird Bio, Inc.(a)	6,816	781,795
Exact Sciences Corp.(a)	15,119	1,074,205
Exelixis, Inc.(a)	36,939	512,344
Incyte Corp.(a)	21,886	1,418,650
Ionis Pharmaceuticals, Inc.(a)	15,725	779,174
Neurocrine Biosciences, Inc.(a)	11,231	1,203,402
Sage Therapeutics, Inc.(a)	5,720	736,050
Sarepta Therapeutics, Inc.(a)(b)	7,897	1,056,303
Seattle Genetics, Inc.(a)(b)	13,409	752,647

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
TESARO, Inc.(a)(b)	4,855	$140,212
United Therapeutics Corp.(a)	5,401	598,755

		13,178,567

Building Products — 0.7%
Allegion PLC	11,978	1,026,874
AO Smith Corp.	17,863	813,303
Armstrong World Industries, Inc.(a)	5,551	342,774
Fortune Brands Home & Security, Inc.	17,910	802,905
Lennox International, Inc.	4,524	954,066
Masco Corp.	38,989	1,169,670
Owens Corning	13,778	651,286
USG Corp.	9,990	421,778

		6,182,656
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	6,692	760,613
Ameriprise Financial, Inc.	17,779	2,262,200
BGC Partners, Inc., Class A	33,230	351,906
Cboe Global Markets, Inc.	13,966	1,576,063
E*Trade Financial Corp.	32,450	1,603,679
Eaton Vance Corp.	14,548	655,387
Evercore, Inc., Class A	4,957	404,937
Franklin Resources, Inc.	38,936	1,187,548
Invesco Ltd.	50,388	1,093,923
Lazard Ltd., Class A	14,594	579,966
Legg Mason, Inc.	10,881	307,062
LPL Financial Holdings, Inc.	11,018	678,709
Moody’s Corp.	20,902	3,040,823
MSCI, Inc.	10,871	1,634,781
Nasdaq, Inc.	14,597	1,265,706
Northern Trust Corp.	26,390	2,482,507
Raymond James Financial, Inc.	16,537	1,268,222
SEI Investments Co.	16,837	899,938
T. Rowe Price Group, Inc.	29,586	2,869,546
Virtu Financial, Inc., Class A	5,175	122,751

		25,046,267
Chemicals — 2.0%
Albemarle Corp.	13,617	1,351,079
Ashland Global Holdings, Inc.	7,836	579,707
Axalta Coating Systems Ltd.(a)	26,691	658,734
Cabot Corp.	7,450	362,666
Celanese Corp., Series A	16,914	1,639,643
CF Industries Holdings, Inc.	29,430	1,413,523
Chemours Co.	22,613	746,455
Eastman Chemical Co.	17,795	1,394,238
FMC Corp.	16,932	1,322,051
Huntsman Corp.	27,329	597,958
International Flavors & Fragrances, Inc.	12,469	1,803,766
Mosaic Co.	44,319	1,371,230
NewMarket Corp.	950	366,662
Olin Corp.	21,319	430,644

Security	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp.(a)	27,918	$302,073
RPM International, Inc.	16,543	1,011,935
Scotts Miracle-Gro Co., Class A	4,936	329,429
Valvoline, Inc.	23,747	473,040
Versum Materials, Inc.	13,292	419,495
Westlake Chemical Corp.	4,536	323,417
WR Grace & Co.	8,379	542,875

		17,440,620
Commercial Services & Supplies — 1.0%
ADT, Inc.	13,804	106,843
Cintas Corp.	10,928	1,987,475
Clean Harbors, Inc.(a)	6,398	435,320
Copart, Inc.(a)	25,546	1,249,455
Iron Mountain, Inc.	35,843	1,097,154
KAR Auction Services, Inc.	16,979	966,784
Republic Services, Inc.	27,522	2,000,299
Rollins, Inc.	12,210	722,832
Stericycle, Inc.(a)	10,473	523,336

		9,089,498
Communications Equipment — 1.2%
Arista Networks, Inc.(a)	7,109	1,637,558
ARRIS International PLC(a)(b)	21,263	528,811
CommScope Holding Co., Inc.(a)	23,876	574,457
EchoStar Corp., Class A(a)	6,159	249,747
F5 Networks, Inc.(a)	7,715	1,352,285
Juniper Networks, Inc.	43,067	1,260,571
Motorola Solutions, Inc.	20,295	2,487,355
Palo Alto Networks, Inc.(a)	11,205	2,050,963
Ubiquiti Networks, Inc.(b)	2,351	218,855

		10,360,602
Construction & Engineering — 0.4%
AECOM(a)(b)	20,050	584,257
Fluor Corp.	17,664	774,743
Jacobs Engineering Group, Inc.	16,079	1,207,372
Quanta Services, Inc.(a)	18,874	588,869

		3,155,241
Construction Materials — 0.4%
Eagle Materials, Inc.	5,765	425,688
Martin Marietta Materials, Inc.	7,927	1,357,736
Vulcan Materials Co.	16,427	1,661,427

		3,444,851
Consumer Finance — 1.0%
Ally Financial, Inc.	53,181	1,351,329
Credit Acceptance Corp.(a)	1,426	605,223
Discover Financial Services	42,861	2,986,126
Navient Corp.	32,906	381,051
OneMain Holdings, Inc.(a)	9,642	274,990
Santander Consumer USA Holdings, Inc.	14,095	264,281

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
SLM Corp.(a)	54,754	$555,206
Synchrony Financial	92,943	2,684,194

		9,102,400
Containers & Packaging — 1.4%
AptarGroup, Inc.	7,853	800,692
Ardagh Group SA	1,985	26,162
Avery Dennison Corp.	11,047	1,002,184
Ball Corp.	42,398	1,899,430
Bemis Co., Inc.	11,200	512,624
Berry Global Group, Inc.(a)	16,590	723,656
Crown Holdings, Inc.(a)	16,260	687,635
Graphic Packaging Holding Co.	39,492	434,807
International Paper Co.	51,132	2,319,348
Owens-Illinois, Inc.(a)	20,048	314,152
Packaging Corp. of America	11,831	1,086,204
Sealed Air Corp.	19,982	646,618
Silgan Holdings, Inc.	10,279	247,004
Sonoco Products Co.	12,417	677,720
WestRock Co.	32,109	1,379,724

		12,757,960
Distributors — 0.4%
Genuine Parts Co.	18,043	1,766,770
LKQ Corp.(a)	39,984	1,090,364
Pool Corp.	4,949	721,317

		3,578,451
Diversified Consumer Services — 0.6%
2U, Inc.(a)	6,954	437,476
Bright Horizons Family Solutions, Inc.(a)	7,230	830,799
frontdoor, Inc.(a)	8,686	295,758
Graham Holdings Co., Class B	513	298,079
Grand Canyon Education, Inc.(a)	5,946	741,466
H&R Block, Inc.	25,649	680,725
Service Corp. International	21,943	909,976
ServiceMaster Global Holdings, Inc.(a)	17,099	733,205

		4,927,484
Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.(b)	17,197	348,927
FactSet Research Systems, Inc.	4,718	1,055,700
Interactive Brokers Group, Inc., Class A	9,296	459,315
Jefferies Financial Group, Inc.(b)	37,378	802,506
MarketAxess Holdings, Inc.	4,629	970,563
Morningstar, Inc.	2,349	293,155
Voya Financial, Inc.	20,170	882,639

		4,812,805
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	119,851	2,473,725

Security	Shares	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(a)	25,149	$751,452

		3,225,177
Electric Utilities — 2.8%
Alliant Energy Corp.	28,866	1,240,661
Avangrid, Inc.	7,093	333,442
Edison International	39,838	2,764,359
Entergy Corp.	22,612	1,898,277
Evergy, Inc.	33,940	1,900,301
Eversource Energy	39,792	2,517,242
FirstEnergy Corp.	60,944	2,271,992
Hawaiian Electric Industries, Inc.	13,210	492,733
OGE Energy Corp.	25,186	910,474
PG&E Corp.(a)	64,852	3,035,722
Pinnacle West Capital Corp.	14,072	1,157,422
PPL Corp.	87,782	2,668,573
Xcel Energy, Inc.	63,924	3,132,915

		24,324,113
Electrical Equipment — 0.9%
Acuity Brands, Inc.	5,057	635,361
AMETEK, Inc.	28,704	1,925,464
GrafTech International Ltd.	6,943	124,141
Hubbell, Inc.	6,938	705,595
nVent Electric PLC	20,404	498,266
Regal-Beloit Corp.	5,447	390,550
Rockwell Automation, Inc.	15,353	2,529,100
Sensata Technologies Holding PLC(a)	21,075	988,417

		7,796,894
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	37,009	3,312,305
Arrow Electronics, Inc.(a)	10,904	738,310
Avnet, Inc.	14,764	591,593
CDW Corp.	18,699	1,683,097
Cognex Corp.	20,828	892,272
Coherent, Inc.(a)(b)	3,039	374,222
Corning, Inc.	99,989	3,194,649
Dolby Laboratories, Inc., Class A	7,909	544,218
FLIR Systems, Inc.	16,931	784,075
IPG Photonics Corp.(a)(b)	4,537	605,916
Jabil, Inc.	20,347	503,181
Keysight Technologies, Inc.(a)	23,608	1,347,545
Littelfuse, Inc.	3,048	552,176
National Instruments Corp.	13,892	680,291
Trimble, Inc.(a)	31,445	1,175,414
Universal Display Corp.(b)	5,358	659,088
Zebra Technologies Corp., Class A(a)	6,651	1,106,061

		18,744,413
Energy Equipment & Services — 0.5%
Apergy Corp.(a)	9,610	374,694
Helmerich & Payne, Inc.	13,279	827,149
Nabors Industries Ltd.	44,251	219,927
National Oilwell Varco, Inc.	48,126	1,771,037

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	26,765	$445,369
RPC, Inc.	6,752	100,470
Transocean Ltd.(a)	53,771	592,019
Weatherford International PLC(a)(b)	126,322	170,535

		4,501,200
Equity Real Estate Investment Trusts (REITs) — 8.5%
Alexandria Real Estate Equities, Inc.	13,064	1,596,813
American Campus Communities, Inc.	17,185	678,979
American Homes 4 Rent, Class A(b)	32,561	686,060
Apartment Investment & Management Co., Class A	19,884	855,807
Apple Hospitality REIT, Inc.	26,654	430,995
AvalonBay Communities, Inc.	17,338	3,040,738
Boston Properties, Inc.	19,349	2,336,585
Brandywine Realty Trust	22,528	316,744
Brixmor Property Group, Inc.	37,927	614,417
Brookfield Property REIT, Inc., Class A	19,172	369,828
Camden Property Trust	11,211	1,012,017
Chimera Investment Corp.	23,469	436,523
Colony Capital, Inc.	62,285	365,613
Columbia Property Trust, Inc.	14,525	326,086
CoreSite Realty Corp.	4,451	417,771
Corporate Office Properties Trust	12,284	317,419
CubeSmart	23,389	677,813
CyrusOne, Inc.(b)	12,931	688,317
Digital Realty Trust, Inc.(b)	25,796	2,663,695
Douglas Emmett, Inc.	18,351	664,123
Duke Realty Corp.	45,034	1,241,587
Empire State Realty Trust, Inc., Class A	16,873	267,606
EPR Properties	9,327	641,138
Equity Commonwealth	14,467	430,827
Equity LifeStyle Properties, Inc.	10,566	1,000,495
Equity Residential	45,090	2,929,046
Essex Property Trust, Inc.	8,234	2,064,923
Extra Space Storage, Inc.(b)	15,407	1,387,554
Federal Realty Investment Trust	9,194	1,140,516
Forest City Realty Trust, Inc., Class A	26,836	675,194
Gaming and Leisure Properties, Inc.	25,429	856,703
HCP, Inc.	59,372	1,635,699
Healthcare Trust of America, Inc., Class A	25,990	682,497
Highwoods Properties, Inc.	12,886	549,459
Hospitality Properties Trust	20,714	530,693
Host Hotels & Resorts, Inc.	91,616	1,750,782
Hudson Pacific Properties, Inc.	19,431	588,759
Invitation Homes, Inc.(b)	37,758	826,145
JBG SMITH Properties	12,990	486,865
Kilroy Realty Corp.	12,206	840,749
Kimco Realty Corp.	51,265	824,854
Lamar Advertising Co., Class A	10,517	771,106
Liberty Property Trust	18,612	779,284
Life Storage, Inc.	5,645	531,533

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co.	16,919	$873,359
Medical Properties Trust, Inc.	45,489	675,967
MFA Financial, Inc.	54,356	376,687
Mid-America Apartment Communities, Inc.	14,294	1,396,667
National Retail Properties, Inc.	19,529	912,981
New Residential Investment Corp.	42,593	761,563
Omega Healthcare Investors, Inc.	24,700	823,745
Outfront Media, Inc.	17,332	307,123
Paramount Group, Inc.	27,357	390,932
Park Hotels & Resorts, Inc.	25,353	737,012
Rayonier, Inc.	16,523	498,995
Realty Income Corp.	36,348	2,190,694
Regency Centers Corp.	19,154	1,213,597
Retail Properties of America, Inc., Class A	27,004	331,339
Retail Value, Inc.(a)	1,466	41,063
SBA Communications Corp.(a)	14,285	2,316,598
Senior Housing Properties Trust	29,007	466,143
SITE Centers Corp.	18,770	233,311
SL Green Realty Corp.	10,518	959,873
Spirit Realty Capital, Inc.	53,070	415,007
Starwood Property Trust, Inc.	32,210	699,601
STORE Capital Corp.	23,292	676,167
Sun Communities, Inc.	10,561	1,061,064
Taubman Centers, Inc.	7,269	399,868
UDR, Inc.	33,557	1,315,099
Uniti Group, Inc.	20,215	386,915
Ventas, Inc.	44,660	2,592,066
VEREIT, Inc.	122,461	897,639
VICI Properties, Inc.	46,845	1,011,384
Vornado Realty Trust	21,747	1,480,536
Weingarten Realty Investors	15,167	426,496
Welltower, Inc.	46,740	3,088,112
Weyerhaeuser Co.	94,994	2,529,690
WP Carey, Inc.	13,202	871,464

		75,289,114
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	4,569	576,197
Kroger Co.	99,568	2,963,144
Sprouts Farmers Market, Inc.(a)	16,004	430,347
U.S. Foods Holding Corp.(a)	27,099	790,478

		4,760,166
Food Products — 2.6%
Archer-Daniels-Midland Co.	70,078	3,311,185
Bunge Ltd.	17,740	1,096,332
Campbell Soup Co.	22,337	835,627
Conagra Brands, Inc.	58,577	2,085,341
Flowers Foods, Inc.	22,487	434,224
Hain Celestial Group, Inc.(a)	12,051	299,829
Hershey Co.	17,541	1,879,518

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Hormel Foods Corp.	34,223	$1,493,492
Ingredion, Inc.	8,898	900,300
J.M. Smucker Co.	13,864	1,501,748
Kellogg Co.	31,105	2,036,755
Lamb Weston Holdings, Inc.	18,473	1,443,850
McCormick & Co., Inc.	15,231	2,193,264
Pilgrim’s Pride Corp.(a)	7,011	123,814
Post Holdings, Inc.(a)	8,219	726,724
TreeHouse Foods, Inc.(a)	6,857	312,405
Tyson Foods, Inc., Class A	36,418	2,182,167

		22,856,575
Gas Utilities — 0.3%
Atmos Energy Corp.	13,605	1,266,353
National Fuel Gas Co.	10,320	560,273
UGI Corp.	21,764	1,154,798

		2,981,424
Health Care Equipment & Supplies — 3.2%
ABIOMED, Inc.(a)	5,346	1,824,055
Align Technology, Inc.(a)	9,936	2,197,843
Cantel Medical Corp.	4,499	356,096
Cooper Cos., Inc.	6,105	1,576,983
DENTSPLY SIRONA, Inc.	27,587	955,338
DexCom, Inc.(a)	11,008	1,461,532
Edwards Lifesciences Corp.(a)	26,357	3,890,293
Hill-Rom Holdings, Inc.	8,342	701,395
Hologic, Inc.(a)	34,189	1,333,029
ICU Medical, Inc.(a)	1,940	494,176
IDEXX Laboratories, Inc.(a)	10,754	2,281,139
Insulet Corp.(a)	7,357	648,961
Integra LifeSciences Holdings Corp.(a)	8,772	469,916
Masimo Corp.(a)	5,677	656,261
ResMed, Inc.	17,588	1,862,921
STERIS PLC	10,573	1,155,735
Teleflex, Inc.	5,746	1,383,292
Varian Medical Systems, Inc.(a)	11,406	1,361,534
West Pharmaceutical Services, Inc.	9,197	974,146
Zimmer Biomet Holdings, Inc.	25,560	2,903,361

		28,488,006
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	10,742	445,793
AmerisourceBergen Corp.	19,704	1,733,952
Cardinal Health, Inc.	38,893	1,967,986
Centene Corp.(a)	25,432	3,314,298
Chemed Corp.	1,958	595,878
DaVita, Inc.(a)	16,331	1,099,729
Encompass Health Corp.	12,386	833,578
Henry Schein, Inc.(a)	19,331	1,604,473
Laboratory Corp. of America Holdings(a)	12,747	2,046,531
MEDNAX, Inc.(a)	11,316	467,238
Molina Healthcare, Inc.(a)	7,680	973,594

Security	Shares	Value
Health Care Providers & Services (continued)
Penumbra, Inc.(a)	3,782	$514,352
Premier, Inc., Class A(a)	6,614	297,630
Quest Diagnostics, Inc.	17,090	1,608,340
Universal Health Services, Inc., Class B	10,492	1,275,407
WellCare Health Plans, Inc.(a)	6,244	1,723,282

		20,502,061
Health Care Technology — 0.5%
athenahealth, Inc.(a)	5,035	642,164
Cerner Corp.(a)	39,764	2,277,682
Veeva Systems, Inc., Class A(a)	15,113	1,380,572

		4,300,418
Hotels, Restaurants & Leisure — 2.5%
Aramark	30,810	1,106,695
Caesars Entertainment Corp.(a)	74,931	643,657
Chipotle Mexican Grill, Inc.(a)	3,076	1,415,975
Choice Hotels International, Inc.	4,331	317,895
Darden Restaurants, Inc.	15,502	1,651,738
Domino’s Pizza, Inc.	5,321	1,430,232
Dunkin’ Brands Group, Inc.	10,443	757,744
Extended Stay America, Inc.	23,343	380,024
Hilton Grand Vacations, Inc.(a)	12,290	330,232
Hilton Worldwide Holdings, Inc.	34,836	2,479,278
Hyatt Hotels Corp., Class A	5,262	364,130
International Game Technology PLC	11,787	218,649
MGM Resorts International	62,686	1,672,463
Norwegian Cruise Line Holdings Ltd.(a)	25,529	1,125,063
Royal Caribbean Cruises Ltd.	20,832	2,181,735
Six Flags Entertainment Corp.	9,019	485,763
Vail Resorts, Inc.	5,058	1,271,177
Wendy’s Co.	23,319	402,020
Wyndham Destinations, Inc.	12,611	452,483
Wyndham Hotels & Resorts, Inc.	12,332	607,844
Wynn Resorts Ltd.	13,021	1,309,913
Yum China Holdings, Inc.	46,245	1,668,520

		22,273,230
Household Durables — 1.1%
D.R. Horton, Inc.	43,440	1,562,102
Garmin Ltd.	14,371	950,785
Leggett & Platt, Inc.	16,423	596,319
Lennar Corp., Class A	36,511	1,569,243
Lennar Corp., Class B	1,541	55,122
Mohawk Industries, Inc.(a)	7,816	974,890
Newell Brands, Inc.	55,228	877,021
NVR, Inc.(a)	399	893,373
PulteGroup, Inc.	32,685	803,070
Tempur Sealy International, Inc.(a)(b)	5,864	270,975
Toll Brothers, Inc.	16,983	571,648
Whirlpool Corp.	7,858	862,494

		9,987,042
Household Products — 0.6%
Church & Dwight Co., Inc.	30,579	1,815,475

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
Clorox Co.	16,095	$2,389,303
Energizer Holdings, Inc.	7,322	430,314
Spectrum Brands Holdings, Inc.	5,222	339,169

		4,974,261
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	83,404	1,216,030
NRG Energy, Inc.	38,256	1,384,485
Vistra Energy Corp.(a)	51,620	1,168,161

		3,768,676
Industrial Conglomerates — 0.6%
BWX Technologies, Inc.	12,532	732,621
Carlisle Cos., Inc.	7,350	709,936
Roper Technologies, Inc.	12,687	3,589,152
Seaboard Corp.	31	119,815

		5,151,524
Insurance — 3.7%
Alleghany Corp.	1,795	1,078,221
American Financial Group, Inc.	8,995	899,770
American National Insurance Co.	859	105,863
Arch Capital Group Ltd.(a)	48,918	1,387,804
Arthur J Gallagher & Co.	22,582	1,671,294
Aspen Insurance Holdings Ltd.	7,560	316,613
Assurant, Inc.	6,625	644,016
Assured Guaranty Ltd.	13,434	537,091
Athene Holding Ltd., Class A(a)	20,016	915,132
Axis Capital Holdings Ltd.	10,461	583,619
Brighthouse Financial, Inc.(a)	14,775	585,533
Brown & Brown, Inc.	29,506	831,479
Cincinnati Financial Corp.	19,383	1,524,279
CNA Financial Corp.	3,631	157,477
Erie Indemnity Co., Class A	3,054	396,073
Everest Re Group Ltd.	5,110	1,113,265
First American Financial Corp.	12,677	561,971
FNF Group	33,196	1,110,406
Hanover Insurance Group, Inc.	5,382	599,447
Hartford Financial Services Group, Inc.	44,698	2,030,183
Lincoln National Corp.	27,470	1,653,419
Loews Corp.	34,961	1,627,784
Markel Corp.(a)	1,703	1,861,788
Mercury General Corp.	3,244	192,402
Old Republic International Corp.	35,859	790,691
Principal Financial Group, Inc.	35,598	1,675,598
Reinsurance Group of America, Inc.	7,973	1,135,116
RenaissanceRe Holdings Ltd.	4,947	604,326
Torchmark Corp.	13,297	1,125,724
Unum Group	26,086	945,878
W.R. Berkley Corp.	11,918	904,576
White Mountains Insurance Group Ltd.	399	353,781

Security	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	16,507	$2,363,142

		32,283,761
Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	15,091	1,892,864
Qurate Retail, Inc.(a)	53,758	1,179,450
TripAdvisor, Inc.(a)(b)	13,111	683,608
Wayfair, Inc., Class A(a)	7,185	792,434

		4,548,356
Internet Software & Services — 1.7%
Akamai Technologies, Inc.(a)(b)	20,714	1,496,586
DocuSign, Inc.(a)	3,916	164,237
GoDaddy, Inc., Class A(a)	19,912	1,456,961
GrubHub, Inc.(a)	11,307	1,048,611
IAC/InterActiveCorp(a)	9,326	1,833,398
LogMeIn, Inc.	6,363	547,982
Match Group, Inc.(a)(b)	6,370	329,456
Nutanix, Inc., Class A(a)	13,480	559,555
Okta, Inc.(a)	10,784	629,354
Twilio, Inc., Class A(a)	9,012	677,883
Twitter, Inc.(a)	88,837	3,087,086
VeriSign, Inc.(a)	13,168	1,876,967
Zillow Group, Inc., Class A(a)	7,044	284,366
Zillow Group, Inc., Class C(a)(b)	15,261	614,408

		14,606,850
IT Services — 4.9%
Alliance Data Systems Corp.	6,081	1,253,781
Amdocs Ltd.	17,980	1,137,595
Black Knight, Inc.(a)	17,966	876,202
Booz Allen Hamilton Holding Corp.	17,543	869,080
Broadridge Financial Solutions, Inc.	14,484	1,693,759
Conduent, Inc.(a)	23,546	449,729
CoreLogic, Inc.(a)	10,040	407,825
DXC Technology Co.	35,229	2,565,728
EPAM Systems, Inc.(a)	6,383	762,577
Euronet Worldwide, Inc.(a)	6,197	688,982
Fidelity National Information Services, Inc.	41,451	4,315,049
First Data Corp., Class A(a)	68,679	1,287,045
Fiserv, Inc.(a)(b)	50,969	4,041,842
FleetCor Technologies, Inc.(a)	10,987	2,197,730
Gartner, Inc.(a)	11,072	1,633,341
Genpact Ltd.	18,701	512,594
Global Payments, Inc.	19,856	2,268,151
Jack Henry & Associates, Inc.	9,712	1,455,149
Leidos Holdings, Inc.	18,007	1,166,493
Paychex, Inc.	40,345	2,642,194
Sabre Corp.	31,936	787,222
Square, Inc., Class A(a)	35,887	2,635,900
Switch, Inc., Class A(b)	4,094	36,314
Teradata Corp.(a)	14,660	533,624

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Total System Services, Inc.	22,552	$2,055,615
Western Union Co.	56,238	1,014,534
WEX, Inc.(a)	5,192	913,584
Worldpay, Inc., Class A(a)	37,535	3,447,214

		43,648,853
Leisure Products — 0.4%
Brunswick Corp.	10,895	566,431
Hasbro, Inc.	14,636	1,342,267
Mattel, Inc.(a)	43,353	588,734
Polaris Industries, Inc.	7,401	658,541

		3,155,973
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	40,267	2,608,899
Bio-Rad Laboratories, Inc., Class A(a)	2,664	726,872
Bio-Techne Corp.	4,700	788,284
Bruker Corp.	12,452	390,121
Charles River Laboratories International, Inc.(a)	5,962	726,291
IQVIA Holdings, Inc.(a)(b)	20,371	2,504,207
Mettler-Toledo International, Inc.(a)	3,103	1,696,783
PerkinElmer, Inc.	13,888	1,201,034
PRA Health Sciences, Inc.(a)	7,189	696,399
QIAGEN NV(a)	28,013	1,016,872
Waters Corp.(a)	9,567	1,814,764

		14,170,526
Machinery — 3.8%
AGCO Corp.	7,993	447,928
Allison Transmission Holdings, Inc.	14,417	635,501
Colfax Corp.(a)(b)	11,026	309,059
Crane Co.	6,308	549,048
Cummins, Inc.	19,123	2,613,923
Donaldson Co., Inc.	16,456	843,864
Dover Corp.	18,086	1,498,244
Flowserve Corp.	16,443	754,734
Fortive Corp.	36,902	2,739,974
Gardner Denver Holdings, Inc.(a)	13,108	354,702
Gates Industrial Corp. PLC(a)	6,178	92,979
Graco, Inc.	20,967	851,889
IDEX Corp.	9,647	1,223,433
Ingersoll-Rand PLC	30,715	2,946,797
ITT, Inc.	10,973	554,137
Lincoln Electric Holdings, Inc.	7,887	638,137
Middleby Corp.(a)	6,901	774,982
Nordson Corp.	7,282	893,283
Oshkosh Corp.	9,237	518,565
PACCAR, Inc.	42,891	2,453,794
Parker-Hannifin Corp.	16,573	2,512,964
Pentair PLC	19,956	801,233
Snap-on, Inc.	7,064	1,087,432
Stanley Black & Decker, Inc.	19,312	2,250,234
Terex Corp.	8,580	286,486

Security	Shares	Value
Machinery (continued)
Timken Co.	8,510	$336,571
Toro Co.	12,990	731,727
Trinity Industries, Inc.	18,360	524,178
Valmont Industries, Inc.	2,708	336,631
WABCO Holdings, Inc.(a)	6,636	713,038
Wabtec Corp.	10,809	886,554
Welbilt, Inc.(a)(b)	16,051	300,475
Xylem, Inc.	22,626	1,483,813

		33,946,309
Marine — 0.1%
Kirby Corp.(a)	7,446	535,665

Media — 2.2%
AMC Networks, Inc., Class A(a)(b)	5,614	328,868
Cable One, Inc.	530	474,742
CBS Corp., Class B	41,526	2,381,516
Cinemark Holdings, Inc.	13,180	547,893
Discovery, Inc., Class A(a)(b)	19,237	623,086
Discovery, Inc., Class C(a)	43,079	1,262,645
DISH Network Corp., Class A(a)	27,890	857,339
GCI Liberty, Inc., Class A(a)	12,753	603,599
Interpublic Group of Cos., Inc.	48,409	1,121,152
John Wiley & Sons, Inc., Class A	5,665	307,270
Liberty Broadband Corp., Class A(a)(b)	2,956	244,727
Liberty Broadband Corp., Class C(a)	13,334	1,105,789
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	10,499	432,979
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	21,229	876,121
Liberty Media Corp. — Liberty Formula One, Class A(a)	2,486	78,781
Liberty Media Corp. — Liberty Formula One, Class C(a)	25,545	845,029
Lions Gate Entertainment Corp., Class A	6,341	121,493
Lions Gate Entertainment Corp., Class B	11,635	206,987
Live Nation Entertainment, Inc.(a)	17,463	913,315
Madison Square Garden Co., Class A(a)	2,332	645,078
News Corp., Class A	46,546	613,942
News Corp., Class B	15,590	207,971
Omnicom Group, Inc.	28,047	2,084,453
Sirius XM Holdings, Inc.(b)	162,421	977,774
Tribune Media Co., Class A	11,186	425,180
Viacom, Inc., Class A(b)	799	28,261
Viacom, Inc., Class B	44,907	1,436,126

		19,752,116
Metals & Mining — 1.2%
Alcoa Corp.(a)	23,646	827,374
Freeport-McMoRan, Inc.	181,252	2,111,586
Newmont Mining Corp.	66,847	2,066,909
Nucor Corp.	39,764	2,350,848
Reliance Steel & Aluminum Co.	8,820	696,074
Royal Gold, Inc.	8,210	629,132

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	28,477	$1,127,689
United States Steel Corp.	22,194	588,807

		10,398,419
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	60,580	1,080,747
Annaly Capital Management, Inc.	160,879	1,587,876
Two Harbors Investment Corp.	30,757	451,820

		3,120,443
Multi-Utilities — 2.7%
Ameren Corp.	30,457	1,966,913
CenterPoint Energy, Inc.	62,127	1,678,050
CMS Energy Corp.	35,187	1,742,460
Consolidated Edison, Inc.	39,096	2,971,296
DTE Energy Co.	22,703	2,551,817
MDU Resources Group, Inc.	24,357	607,951
NiSource, Inc.	45,812	1,161,793
Public Service Enterprise Group, Inc.	63,479	3,391,683
SCANA Corp.	17,957	719,178
Sempra Energy	34,369	3,784,714
Vectren Corp.	10,504	751,351
WEC Energy Group, Inc.	39,807	2,722,799

		24,050,005
Multiline Retail — 1.3%
Burlington Stores, Inc.(a)	8,420	1,443,946
Dollar General Corp.	33,753	3,759,409
Dollar Tree, Inc.(a)	29,431	2,481,033
Kohl’s Corp.	21,081	1,596,464
Macy’s, Inc.	38,595	1,323,423
Nordstrom, Inc.	14,666	964,583

		11,568,858
Oil, Gas & Consumable Fuels — 4.2%
Antero Resources Corp.(a)	29,695	471,854
Apache Corp.	48,150	1,821,514
Cabot Oil & Gas Corp.	54,920	1,330,712
Centennial Resource Development, Inc., Class A(a)	22,662	434,204
Cheniere Energy, Inc.(a)	28,860	1,743,433
Chesapeake Energy Corp.(a)	111,498	391,358
Cimarex Energy Co.	11,824	939,653
CNX Resources Corp.(a)(b)	26,640	416,916
Concho Resources, Inc.(a)	24,356	3,387,676
Continental Resources, Inc.(a)	11,007	579,849
Devon Energy Corp.	63,366	2,053,058
Diamondback Energy, Inc.	12,399	1,393,152
Energen Corp.(a)	10,984	790,518
EQT Corp.	33,303	1,131,303
Extraction Oil & Gas, Inc.(a)	13,881	110,909
Hess Corp.	33,153	1,902,982
HollyFrontier Corp.	20,381	1,374,495

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.(a)	30,522	$198,088
Marathon Oil Corp.	107,282	2,037,285
Murphy Oil Corp.	20,579	655,647
Newfield Exploration Co.(a)	25,038	505,768
Noble Energy, Inc.	60,492	1,503,226
ONEOK, Inc.	51,412	3,372,627
Parsley Energy, Inc., Class A(a)	33,162	776,654
PBF Energy, Inc., Class A	14,959	626,034
QEP Resources, Inc.(a)	29,863	266,079
Range Resources Corp.	26,296	416,792
SM Energy Co.	13,555	329,929
Targa Resources Corp.	28,007	1,447,122
Whiting Petroleum Corp.(a)	11,458	427,383
Williams Cos., Inc.	152,351	3,706,700
WPX Energy, Inc.(a)	50,260	806,170

		37,349,090
Paper & Forest Products — 0.0%
Domtar Corp.	7,985	369,785

Personal Products — 0.2%
Coty, Inc., Class A	58,628	618,525
Herbalife Nutrition Ltd.(a)	13,724	730,940
Nu Skin Enterprises, Inc., Class A	6,781	476,162

		1,825,627
Pharmaceuticals — 0.7%
Catalent, Inc.(a)	18,332	739,513
Jazz Pharmaceuticals PLC(a)	7,398	1,174,950
Mylan NV(a)	64,215	2,006,719
Nektar Therapeutics(a)	19,530	755,420
Perrigo Co. PLC	16,089	1,131,057

		5,807,659
Professional Services — 1.5%
CoStar Group, Inc. (a)	4,479	1,618,800
Dun & Bradstreet Corp.	4,641	660,321
Equifax, Inc.	15,086	1,530,324
IHS Markit Ltd.(a)	47,836	2,512,825
ManpowerGroup, Inc.	8,202	625,731
Nielsen Holdings PLC	44,941	1,167,567
Robert Half International, Inc.	15,154	917,272
TransUnion	22,975	1,510,606
Verisk Analytics, Inc.(a)	20,071	2,405,309

		12,948,755
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	39,711	1,599,956
Howard Hughes Corp.(a)	4,909	547,452
Jones Lang LaSalle, Inc.	5,716	755,998

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.(b)	15,969	$304,529

		3,207,935
Road & Rail — 0.7%
AMERCO	844	275,549
Genesee & Wyoming, Inc., Class A(a)	7,253	574,655
JB Hunt Transport Services, Inc.	10,945	1,210,627
Kansas City Southern	12,890	1,314,264
Knight-Swift Transportation Holdings, Inc.	16,428	525,696
Landstar System, Inc.	5,040	504,454
Old Dominion Freight Line, Inc.	8,284	1,080,399
Ryder System, Inc.	6,345	350,942
Schneider National, Inc., Class B	5,621	122,931

		5,959,517
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)(b)	113,765	2,071,661
Analog Devices, Inc.	46,394	3,883,642
Cypress Semiconductor Corp.	45,030	582,688
First Solar, Inc.(a)	10,149	424,228
KLA-Tencor Corp.	19,518	1,786,678
Lam Research Corp.	19,769	2,801,860
Marvell Technology Group Ltd.	68,764	1,128,417
Maxim Integrated Products, Inc.	34,832	1,742,297
Microchip Technology, Inc.	28,792	1,893,938
MKS Instruments, Inc.	6,700	493,723
Monolithic Power Systems, Inc.	5,120	604,774
ON Semiconductor Corp.(a)	53,436	908,412
Qorvo, Inc.(a)	15,914	1,169,838
Skyworks Solutions, Inc.	22,361	1,940,040
Teradyne, Inc.	23,592	812,745
Xilinx, Inc.	31,981	2,730,218

		24,975,159
Software — 5.1%
ANSYS, Inc.(a)	10,411	1,556,965
Aspen Technology, Inc.(a)	8,986	762,821
Atlassian Corp. PLC, Class A(a)(b)	11,586	879,493
Autodesk, Inc.(a)	27,518	3,556,701
CA, Inc.	39,267	1,741,884
Cadence Design Systems, Inc.(a)	34,914	1,556,117
CDK Global, Inc.	16,312	933,699
Ceridian HCM Holding, Inc.(a)(b)	3,054	115,960
Citrix Systems, Inc.(a)	16,917	1,733,485
Dell Technologies, Inc., Class V(a)	25,040	2,263,366
Fair Isaac Corp.(a)	3,638	701,079
FireEye, Inc.(a)	24,167	446,848
Fortinet, Inc.(a)	17,548	1,442,095
Guidewire Software, Inc.(a)(b)	10,061	895,127
Manhattan Associates, Inc.(a)	8,128	388,031
Nuance Communications, Inc.(a)(b)	35,918	624,614
Paycom Software, Inc.(a)(b)	6,288	787,258
Pegasystems, Inc.	4,580	245,122

Security	Shares	Value
Software (continued)
Pluralsight, Inc., Class A(a)(b)	2,755	$61,740
Proofpoint, Inc.(a)	6,335	576,168
PTC, Inc.(a)	14,684	1,210,108
RealPage, Inc.(a)	9,016	477,848
Red Hat, Inc.(a)	22,225	3,814,699
ServiceNow, Inc.(a)	21,947	3,973,285
Splunk, Inc.(a)	18,128	1,809,899
SS&C Technologies Holdings, Inc.	25,984	1,329,341
Symantec Corp.	78,198	1,419,294
Synopsys, Inc.(a)	18,494	1,655,768
Tableau Software, Inc., Class A(a)(b)	8,826	941,558
Take-Two Interactive Software, Inc.(a)	14,138	1,821,964
Tyler Technologies, Inc.(a)	4,739	1,003,057
Ultimate Software Group, Inc.(a)	3,822	1,019,060
Workday, Inc., Class A(a)	18,184	2,418,836
Zendesk, Inc.(a)	13,100	720,107
Zynga, Inc., Class A(a)	93,941	341,945

		45,225,342
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	8,955	1,430,651
AutoNation, Inc.(a)	6,708	271,540
AutoZone, Inc.(a)	3,301	2,421,184
Best Buy Co., Inc.	30,295	2,125,497
CarMax, Inc.(a)(b)	22,399	1,521,116
Dick’s Sporting Goods, Inc.	9,314	329,436
Floor & Decor Holdings, Inc., Class A(a)	5,726	146,471
Foot Locker, Inc.	14,632	689,753
Gap, Inc.	27,488	750,422
L Brands, Inc.	29,270	948,933
Michaels Cos., Inc.(a)	13,023	206,415
O’Reilly Automotive, Inc.(a)	9,911	3,178,953
Penske Automotive Group, Inc.	4,263	189,192
Ross Stores, Inc.	46,480	4,601,520
Tiffany & Co.	15,463	1,721,032
Tractor Supply Co.	15,400	1,415,106
Ulta Salon Cosmetics & Fragrance, Inc.(a)	7,167	1,967,485
Urban Outfitters, Inc.(a)	9,189	362,598
Williams-Sonoma, Inc.	10,442	620,046

		24,897,350
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)	15,034	403,663
NetApp, Inc.	32,828	2,576,670
Pure Storage, Inc., Class A(a)	21,058	424,950
Western Digital Corp.	37,824	1,629,080
Xerox Corp.	28,113	783,509

		5,817,872
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	5,698	546,894
Columbia Sportswear Co.	3,871	349,474
Hanesbrands, Inc.	45,230	776,147

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.(a)	12,274	$1,727,320
Michael Kors Holdings Ltd.(a)	17,668	978,984
PVH Corp.	9,653	1,165,986
Ralph Lauren Corp.	6,843	886,921
Skechers U.S.A., Inc., Class A(a)	16,570	473,405
Tapestry, Inc.	35,963	1,521,594
Under Armour, Inc., Class A(a)	23,310	515,384
Under Armour, Inc., Class C(a)	23,479	465,589
VF Corp.	40,568	3,362,276

		12,769,974
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	59,772	572,616
TFS Financial Corp.	5,282	77,698

		650,314
Trading Companies & Distributors — 0.9%
Air Lease Corp.	12,394	472,211
Fastenal Co.	35,927	1,847,007
HD Supply Holdings, Inc.(a)	23,360	877,635
MSC Industrial Direct Co., Inc., Class A	5,519	447,370
United Rentals, Inc.(a)	10,426	1,251,850
Univar, Inc.(a)	13,977	344,114
W.W. Grainger, Inc.	5,680	1,612,949
Watsco, Inc.	3,987	590,794
WESCO International, Inc.(a)	6,137	307,955

		7,751,885
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	9,848	363,884

Water Utilities — 0.3%
American Water Works Co., Inc.	22,677	2,007,595

Security	Shares	Value
Water Utilities (continued)
Aqua America, Inc.	22,318	$726,004

		2,733,599
Wireless Telecommunication Services — 0.2%
RingCentral, Inc., Class A(a)	8,392	652,310
Sprint Corp.(a)	82,681	506,008
Telephone & Data Systems, Inc.	12,193	375,910
United States Cellular Corp.(a)	1,406	67,165

		1,601,393

Total Common Stocks — 99.0% (Cost — $729,485,681)		875,934,005

Investment Companies — 0.2%
iShares Russell Mid-Cap ETF(e)	34,828	1,760,904
Total Investment Companies — 0.2% (Cost — $1,791,113)		1,760,904

Total Long-Term Investments — 99.2% (Cost — $731,276,794)		877,694,909

Short-Term Securities — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(c)(d)(e)	23,538,212	23,542,920
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(c)(e)	246,123	246,123

Total Short-Term Securities — 2.7% (Cost — $23,786,392)		23,789,043

Total Investments — 101.9% (Cost — $755,063,186)		901,483,952

Liabilities in Excess of Other Assets — (1.9)%		(16,987,403)

Net Assets — 100.0%		$884,496,549

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund

(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,534,307	2,003,905	(b)	—		23,538,212	$23,542,920	$36,164	(c)	$(42)	$(2,094)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,615,078	—		(8,368,955	)(d)	246,123	246,123	—		—	—
iShares Russell Mid-Cap ETF	22,463	88,493		(76,128)		34,828	1,760,904	26,231		(387,122)	(82,820)

							$25,549,947	$62,395		$(387,164)	$(84,914)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P MidCap 400 E-Mini Index	22	12/21/18	$4,015	$3,707
S&P 500 E-Mini Index	14	12/21/18	1,898	(7,695)

				$(3,988)

11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$875,934,005	$—	$—	$875,934,005
Investment Companies	1,760,904	—	—	1,760,904
Short-Term Securities	23,789,043	—	—	23,789,043

	$901,483,952	$—	$—	$901,483,952

Derivative Financial Instruments(b)
Assets:
Equity contracts	$3,707	$—	$—	$3,707
Liabilities:
Equity contracts	(7,695)	—	—	(7,695)

	$(3,988)	$—	$—	$(3,988)

(a)	See above Schedule of Investments for values in each industry.

(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

12

Schedule of Investments (unaudited) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense — 1.5%
AAR Corp.	1,394	$66,326
Aerojet Rocketdyne Holdings, Inc.(a)	2,970	104,900
Aerovironment, Inc.(a)	897	80,703
Astronics Corp.(a)	949	27,673
Axon Enterprise, Inc.(a)(b)	2,432	150,103
Cubic Corp.	1,099	72,105
Curtiss-Wright Corp.	1,880	205,785
Ducommun, Inc.(a)	536	19,918
Engility Holdings, Inc.(a)	821	25,476
Esterline Technologies Corp.(a)	1,106	129,800
HEICO Corp.(b)	1,630	136,643
HEICO Corp., Class A	3,256	217,045
Hexcel Corp.	3,757	219,860
Huntington Ingalls Industries, Inc.	1,802	393,701
KEYW Holding Corp.(a)(b)	2,371	18,565
Kratos Defense & Security Solutions, Inc.(a)	3,820	47,865
Maxar Technologies Ltd.	2,398	35,754
Moog, Inc., Class A	1,387	99,240
National Presto Industries, Inc.	215	26,804
Sparton Corp.(a)	355	4,395
Spirit AeroSystems Holdings, Inc., Class A	4,495	377,625
Teledyne Technologies, Inc.(a)	1,504	332,805
Triumph Group, Inc.	1,259	22,977
Vectrus, Inc.(a)	423	11,336

		2,827,404
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.(a)	2,498	48,961
Atlas Air Worldwide Holdings, Inc.(a)	1,011	52,188
Echo Global Logistics, Inc.(a)	983	25,273
Forward Air Corp.	1,236	74,148
Hub Group, Inc., Class A(a)	1,381	63,277
Park-Ohio Holdings Corp.	318	10,519
Radiant Logistics, Inc.(a)	1,614	8,780

		283,146
Airlines — 0.6%
Alaska Air Group, Inc.	5,102	313,365
Allegiant Travel Co.	548	62,549
Copa Holdings SA, Class A	1,329	96,259
Hawaiian Holdings, Inc.	2,126	73,581
JetBlue Airways Corp.(a)	13,272	222,041
Mesa Air Group, Inc.(a)	259	3,742
SkyWest, Inc.	2,167	124,147
Spirit Airlines, Inc.(a)	2,903	150,666

		1,046,350
Auto Components — 0.8%
Adient PLC	3,979	121,041
American Axle & Manufacturing Holdings, Inc.(a)(b)	4,649	70,525

Security	Shares	Value
Auto Components (continued)
Cooper Tire & Rubber Co.	2,148	$66,352
Cooper-Standard Holdings, Inc.(a)(b)	745	69,024
Dana, Inc.	6,232	97,032
Dorman Products, Inc.(a)(b)	1,136	89,756
Fox Factory Holding Corp.(a)	1,526	81,992
Gentex Corp.	11,421	240,412
Gentherm, Inc.(a)	1,572	68,602
Goodyear Tire & Rubber Co.	10,069	212,053
LCI Industries	1,036	71,847
Modine Manufacturing Co.(a)	2,171	28,245
Motorcar Parts of America, Inc.(a)(b)	927	19,634
Shiloh Industries, Inc.(a)	621	5,645
Spartan Motors, Inc.	1,658	11,158
Standard Motor Products, Inc.	909	49,186
Stoneridge, Inc.(a)	1,194	30,340
Superior Industries International, Inc.	896	8,808
Tenneco, Inc., Class A	2,140	73,680
Tower International, Inc.	867	25,741
Visteon Corp.(a)	1,258	99,432

		1,540,505
Automobiles — 0.2%
Harley-Davidson, Inc.	7,082	270,674
Thor Industries, Inc.	2,131	148,403
Winnebago Industries, Inc.	1,319	36,352

		455,429
Banks — 7.1%
1st Constitution Bancorp	295	5,965
1st Source Corp.	706	32,893
Access National Corp.	658	17,088
ACNB Corp.	265	10,626
Allegiance Bancshares, Inc.(a)	633	24,503
Amalgamated Bank, Class A(a)	411	7,973
American National Bankshares, Inc.	305	11,007
Ameris Bancorp	1,829	78,446
Ames National Corp.	361	9,924
Arrow Financial Corp.	600	21,084
Associated Banc-Corp	7,232	167,638
Atlantic Capital Bancshares, Inc.(a)	1,244	18,747
Auburn National BanCorp., Inc.	63	2,538
BancFirst Corp.	799	45,847
Banco Latinoamericano de Comercio Exterior SA	1,378	23,646
Bancorp, Inc.(a)	2,313	24,286
BancorpSouth Bank	4,082	117,153
Bank of Commerce Holdings	568	6,782
Bank of Hawaii Corp.	1,774	139,153
Bank of Marin Bancorp	306	26,007
Bank of NT Butterfield & Son Ltd.	2,292	92,345
Bank of Princeton(a)(b)	238	6,723
Bank OZK	5,156	141,068
BankUnited, Inc.	4,401	145,673
Bankwell Financial Group, Inc.	276	8,368

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Banner Corp.	807	$46,661
Bar Harbor Bankshares	540	13,808
Baycom Corp.(a)	366	8,854
BCB Bancorp, Inc.	530	6,593
Blue Hills Bancorp, Inc.	1,055	24,487
BOK Financial Corp.	1,397	119,765
Boston Private Financial Holdings, Inc.	2,027	27,364
Bridge Bancorp, Inc.	820	24,354
Bryn Mawr Bank Corp.	902	36,026
Business First Bancshares, Inc.	356	9,388
Byline Bancorp, Inc.(a)	558	12,276
C&F Financial Corp.	107	5,195
Cadence BanCorp	3,078	67,901
Cambridge Bancorp	191	16,330
Camden National Corp.	708	28,709
Capital City Bank Group, Inc.	388	9,196
Capstar Financial Holdings, Inc.	265	3,917
Carolina Financial Corp.	920	30,443
Cathay General Bancorp	3,343	125,931
CB Financial Services, Inc.	199	5,518
CBTX, Inc.	824	27,382
CenterState Bank Corp.	3,839	94,363
Central Pacific Financial Corp.	639	17,279
Central Valley Community Bancorp	462	9,351
Century Bancorp, Inc., Class A	126	9,465
Chemical Financial Corp.	3,040	142,454
Chemung Financial Corp.	141	6,129
CIT Group, Inc.	4,783	226,619
Citizens & Northern Corp.	485	12,212
City Holding Co.	633	46,703
Civista Bancshares, Inc.	522	12,090
CNB Financial Corp.	720	18,432
Coastal Financial Corp.(a)	207	3,380
Codorus Valley Bancorp, Inc.	321	8,428
Columbia Banking System, Inc.	3,083	114,348
Commerce Bancshares, Inc.	4,010	255,036
Community Bank System, Inc.	2,117	123,612
Community Bankers Trust Corp.(a)	714	6,083
Community Financial Corp.	82	2,472
Community Trust Bancorp, Inc.	722	32,858
ConnectOne Bancorp, Inc.	1,382	28,649
County Bancorp, Inc.	203	4,225
Cullen/Frost Bankers, Inc.	2,439	238,827
Customers Bancorp, Inc.(a)	1,306	26,760
CVB Financial Corp.	4,718	103,088
Eagle Bancorp, Inc.(a)	1,374	67,560
East West Bancorp, Inc.	6,123	321,090
Enterprise Bancorp, Inc.	322	10,426
Enterprise Financial Services Corp.	997	43,320
Equity Bancshares, Inc., Class A(a)(b)	623	22,484
Esquire Financial Holdings, Inc.(a)	247	5,923
Evans Bancorp, Inc.	149	6,556

Security	Shares	Value
Banks (continued)
Farmers & Merchants Bancorp, Inc./Archbold	446	$18,130
Farmers National Banc Corp.	1,315	17,226
FB Financial Corp.	743	27,105
FCB Financial Holdings, Inc., Class A(a)	1,821	71,256
Fidelity D&D Bancorp, Inc.(b)	99	6,501
Fidelity Southern Corp.	1,017	23,615
Financial Institutions, Inc.	742	21,184
First Bancorp, Inc.	402	11,481
First BanCorp, Puerto Rico(a)	9,012	83,181
First Bancorp/Southern Pines NC	1,254	46,260
First Bancshares, Inc.	425	15,317
First Bank/Hamilton	604	7,176
First Busey Corp.	1,924	53,718
First Business Financial Services, Inc.	252	5,274
First Choice Bancorp	364	8,190
First Citizens BancShares, Inc., Class A	336	143,348
First Commonwealth Financial Corp.	4,209	56,821
First Community Bancshares, Inc.	596	20,580
First Community Corp.	283	6,184
First Financial Bancorp	4,026	105,360
First Financial Bankshares, Inc.	2,740	161,633
First Financial Corp.	661	30,313
First Financial Northwest, Inc.	318	4,805
First Foundation, Inc.(a)	1,690	27,395
First Guaranty Bancshares, Inc.	179	4,090
First Hawaiian, Inc.	4,564	113,096
First Horizon National Corp.	13,674	220,698
First Internet Bancorp	341	8,788
First Interstate Bancsystem, Inc., Class A	1,463	60,656
First Merchants Corp.	2,092	87,048
First Mid-Illinois Bancshares, Inc.	609	22,704
First Midwest Bancorp, Inc.	4,319	99,164
First Northwest Bancorp(a)	358	5,227
First of Long Island Corp.	1,152	23,282
First Savings Financial Group, Inc.	43	2,779
First United Corp.	165	2,970
FNB Corp.	13,633	161,278
Franklin Financial Network, Inc.(a)(b)	611	20,713
Fulton Financial Corp.	7,487	119,867
German American Bancorp, Inc.	988	31,329
Glacier Bancorp, Inc.	2,157	91,457
Great Southern Bancorp, Inc.	523	28,320
Great Western Bancorp, Inc.	2,497	91,515
Green Bancorp, Inc.	1,258	23,273
Guaranty Bancorp	1,144	29,767
Guaranty Bancshares, Inc.	273	8,141
Hancock Whitney Corp.	3,638	152,650
Hanmi Financial Corp.	835	17,518
HarborOne Bancorp, Inc.(a)	578	10,520
Heartland Financial USA, Inc.	1,287	68,391

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Heritage Commerce Corp.	1,792	$26,002
Heritage Financial Corp.	1,541	50,422
Home BancShares, Inc.	6,789	129,263
HomeTrust Bancshares, Inc.(a)	870	23,716
Hope Bancorp, Inc.	5,250	76,020
Horizon Bancorp	1,711	28,676
Howard Bancorp, Inc.(a)(b)	487	7,748
Iberiabank Corp.	2,367	176,318
Independent Bank Corp.	2,207	113,440
Independent Bank Group, Inc.	921	53,335
International Bancshares Corp.	2,455	95,008
Investar Holding Corp.	370	9,653
Investors Bancorp, Inc.	10,639	118,944
Lakeland Bancorp, Inc.	2,207	36,349
Lakeland Financial Corp.	1,138	48,968
LCNB Corp.	320	5,437
LegacyTexas Financial Group, Inc.	2,052	79,064
Live Oak Bancshares, Inc.	1,203	22,135
Macatawa Bank Corp.	1,007	10,926
MB Financial, Inc.	3,520	156,253
MBT Financial Corp.	730	8,329
Mercantile Bank Corp.	799	25,376
Metropolitan Bank Holding Corp.(a)	231	8,515
Mid Penn Bancorp, Inc.	113	3,024
Middlefield Banc Corp.	103	4,781
Midland States Bancorp, Inc.	712	19,203
MidSouth Bancorp, Inc.(b)	610	8,101
MidWestOne Financial Group, Inc.	396	11,409
MutualFirst Financial, Inc.	250	8,877
MVB Financial Corp.	323	5,917
National Bank Holdings Corp., Class A	1,272	42,943
National Bankshares, Inc.	253	10,925
National Commerce Corp.(a)	812	30,125
NBT Bancorp, Inc.	1,797	65,573
Nicolet Bankshares, Inc.(a)	400	21,360
Northeast Bancorp	166	3,122
Northrim BanCorp, Inc.	233	8,861
Norwood Financial Corp.	201	7,638
Oak Valley Bancorp(b)	162	2,940
OFG Bancorp	1,826	31,206
Ohio Valley Banc Corp.	145	5,066
Old Line Bancshares, Inc.	745	22,305
Old National Bancorp	6,371	113,722
Old Second Bancorp, Inc.	1,427	20,292
Opus Bank	698	13,255
Origin Bancorp, Inc.	800	29,880
Orrstown Financial Services, Inc.	280	5,673
Pacific City Financial Corp.	472	7,727
Pacific Mercantile Bancorp(a)	381	3,151
Pacific Premier Bancorp, Inc.(a)(b)	1,949	56,969
PacWest Bancorp	5,204	211,386
Park National Corp.	604	55,206
Parke Bancorp, Inc.	261	5,152
Peapack Gladstone Financial Corp.	843	22,753

Security	Shares	Value
Banks (continued)
Penns Woods Bancorp, Inc.	167	$6,763
People’s United Financial, Inc.	15,404	241,227
People’s Utah Bancorp	705	23,625
Peoples Bancorp of North Carolina, Inc.	176	4,900
Peoples Bancorp, Inc.	794	27,179
Peoples Financial Services Corp.	222	9,459
Pinnacle Financial Partners, Inc.	3,209	167,831
Popular, Inc.	4,271	222,135
Preferred Bank	596	30,640
Premier Financial Bancorp, Inc.	472	8,373
Prosperity Bancshares, Inc.	2,872	186,766
QCR Holdings, Inc.	617	22,477
RBB Bancorp	476	10,272
Reliant Bancorp Inc.	349	8,376
Renasant Corp.	2,079	72,516
Republic Bancorp, Inc., Class A	355	15,929
Republic First Bancorp, Inc.(a)	2,365	15,964
S&T Bancorp, Inc.	1,451	58,200
Sandy Spring Bancorp, Inc.	1,483	52,721
SB One Bancorp	284	6,853
Seacoast Banking Corp. of Florida(a)	1,938	50,989
Select Bancorp, Inc.(a)	445	5,482
ServisFirst Bancshares, Inc.	2,042	73,471
Shore Bancshares, Inc.	440	7,093
Sierra Bancorp	715	19,469
Signature Bank	2,304	253,210
Simmons First National Corp., Class A	3,816	102,192
SmartFinancial, Inc.(a)	390	7,933
South State Corp.	1,561	105,633
Southern First Bancshares, Inc.(a)	286	10,270
Southern National Bancorp of Virginia, Inc.	695	10,501
Southside Bancshares, Inc.	1,452	45,999
State Bank Financial Corp.	1,666	42,600
Sterling Bancorp	9,502	170,846
Stock Yards Bancorp, Inc.	1,048	33,232
Summit Financial Group, Inc.	447	9,432
Synovus Financial Corp.	4,929	185,133
TCF Financial Corp.	6,991	145,972
Texas Capital Bancshares, Inc.(a)	2,120	138,288
Tompkins Financial Corp.	660	48,266
TowneBank	2,923	82,224
Trico Bancshares	1,129	40,667
TriState Capital Holdings, Inc.(a)	1,112	28,045
Triumph Bancorp, Inc.(a)(b)	1,033	37,043
Trustmark Corp.	2,842	87,534
UMB Financial Corp.	1,948	124,380
Umpqua Holdings Corp.	9,334	179,213
Union Bankshares Corp.	2,750	93,885
Union Bankshares, Inc.	170	8,066
United Bankshares, Inc.	4,296	142,498
United Community Banks, Inc.	1,963	48,820
United Security Bancshares	461	4,942
Unity Bancorp, Inc.	279	5,906

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Univest Corp. of Pennsylvania	1,316	$32,847
Valley National Bancorp	13,618	135,908
Veritex Holdings, Inc.(a)	788	18,565
Washington Trust Bancorp, Inc.	727	37,331
Webster Financial Corp.	3,893	229,064
WesBanco, Inc.	2,235	89,623
West BanCorp., Inc.	807	17,746
Westamerica BanCorp	1,086	63,216
Western Alliance Bancorp(a)	4,182	201,740
Wintrust Financial Corp.	2,371	180,528
Zions Bancorporation	8,117	381,905

		13,431,449
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	355	109,088
Castle Brands, Inc.(a)(b)	1,688	1,601
Celsius Holdings, Inc.(a)(b)	659	2,629
Coca-Cola Bottling Co. Consolidated	200	34,526
Craft Brew Alliance, Inc.(a)	449	8,235
MGP Ingredients, Inc.(b)	563	40,069
National Beverage Corp.(a)	497	45,948
Primo Water Corp.(a)	1,481	24,688

		266,784
Biotechnology — 4.5%
Abeona Therapeutics, Inc.(a)(b)	1,092	9,391
ACADIA Pharmaceuticals, Inc.(a)	4,196	81,738
Acceleron Pharma, Inc.(a)	1,660	84,278
Achillion Pharmaceuticals, Inc.(a)(b)	4,939	14,126
Acorda Therapeutics, Inc.(a)	1,880	35,927
Adamas Pharmaceuticals, Inc.(a)	757	12,528
ADMA Biologics, Inc.(a)	630	3,383
Aduro Biotech, Inc.(a)(b)	2,211	9,375
Adverum Biotechnologies, Inc.(a)	1,970	8,274
Aeglea BioTherapeutics, Inc.(a)	700	6,041
Agenus, Inc.(a)(b)	2,838	4,512
Agios Pharmaceuticals, Inc.(a)(b)	2,205	139,047
Aimmune Therapeutics, Inc.(a)	1,891	50,263
Akebia Therapeutics, Inc.(a)	1,828	13,692
Albireo Pharma, Inc.(a)(b)	322	8,601
Alder Biopharmaceuticals, Inc.(a)(b)	2,549	32,372
Aldeyra Therapeutics, Inc.(a)	636	6,850
Alkermes PLC(a)	6,579	268,621
Allakos, Inc.(a)(b)	293	14,167
Allena Pharmaceuticals, Inc.(a)	301	2,477
Alnylam Pharmaceuticals, Inc.(a)(b)	3,800	305,634
AMAG Pharmaceuticals, Inc.(a)(b)	1,473	31,669
Amicus Therapeutics, Inc.(a)	8,159	91,218
AnaptysBio, Inc.(a)(b)	809	60,448
Apellis Pharmaceuticals, Inc.(a)(b)	1,652	23,111
Aptinyx, Inc.(a)	467	12,161
Arbutus Biopharma Corp.(a)	1,464	6,207
Arcus Biosciences, Inc.(a)	184	1,849

Security	Shares	Value
Biotechnology (continued)
Ardelyx, Inc.(a)	1,414	$3,888
Arena Pharmaceuticals, Inc.(a)	2,126	75,813
ArQule, Inc.(a)	5,148	19,923
Array BioPharma, Inc.(a)(b)	8,709	141,086
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,720	47,318
Arsanis, Inc.(a)	107	143
Atara Biotherapeutics, Inc.(a)	1,792	61,233
Athenex, Inc.(a)	2,054	24,792
Athersys, Inc.(a)	4,717	8,821
Audentes Therapeutics, Inc.(a)	1,407	39,677
AVEO Pharmaceuticals, Inc.(a)(b)	3,576	8,761
Avid Bioservices, Inc.(a)	1,746	9,149
Avrobio, Inc.(a)(b)	247	7,425
Bellicum Pharmaceuticals, Inc.(a)	1,613	6,565
BioCryst Pharmaceuticals, Inc.(a)(b)	4,869	35,641
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,232	44,414
Biospecifics Technologies Corp.(a)	203	12,438
BioTime, Inc.(a)(b)	3,461	6,749
Bluebird Bio, Inc.(a)	2,313	265,301
Blueprint Medicines Corp.(a)	1,767	107,381
Calithera Biosciences, Inc.(a)	1,062	5,013
Calyxt, Inc.(a)	161	1,938
Cara Therapeutics, Inc.(a)	1,451	27,192
CareDx, Inc.(a)	1,429	37,311
CASI Pharmaceuticals, Inc.(a)(b)	2,011	6,596
Catalyst Biosciences, Inc.(a)(b)	310	2,759
Catalyst Pharmaceutical, Inc.(a)(b)	3,741	11,148
Celcuity, Inc.(a)(b)	238	6,676
Cellular Biomedicine Group, Inc.(a)	483	6,144
ChemoCentryx, Inc.(a)	832	9,002
Chimerix, Inc.(a)	1,809	6,313
Clovis Oncology, Inc.(a)(b)	2,066	24,028
Cohbar, Inc.(a)	560	2,145
Coherus Biosciences, Inc.(a)	2,304	26,934
Concert Pharmaceuticals, Inc.(a)	1,077	16,069
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	2,463	16,404
Corvus Pharmaceuticals, Inc.(a)	374	2,839
Crinetics Pharmaceuticals, Inc.(a)	291	7,249
CTI BioPharma Corp.(a)(b)	1,309	2,251
Cue Biopharma, Inc.(a)(b)	453	2,872
Cytokinetics, Inc.(a)	1,601	10,711
CytomX Therapeutics, Inc.(a)	2,001	28,534
Deciphera Pharmaceuticals, Inc.(a)	270	5,451
Denali Therapeutics, Inc.(a)(b)	1,987	28,752
Dicerna Pharmaceuticals, Inc.(a)(b)	2,036	26,794
Dynavax Technologies Corp.(a)(b)	2,787	27,563
Eagle Pharmaceuticals, Inc.(a)(b)	479	23,586
Editas Medicine, Inc.(a)(b)	1,988	50,356
Eidos Therapeutics, Inc.(a)	235	2,874
Emergent Biosolutions, Inc.(a)	1,904	116,506
Enanta Pharmaceuticals, Inc.(a)	718	55,401

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Epizyme, Inc.(a)	1,890	$15,214
Esperion Therapeutics, Inc.(a)(b)	985	44,749
Evelo Biosciences, Inc.(a)(b)	57	519
Exact Sciences Corp.(a)	5,086	361,360
Exelixis, Inc.(a)	12,556	174,152
Fate Therapeutics, Inc.(a)	2,191	27,300
Fennec Pharmaceuticals, Inc.(a)	285	2,075
FibroGen, Inc.(a)	3,210	137,613
Five Prime Therapeutics, Inc.(a)	1,636	19,861
Flexion Therapeutics, Inc.(a)	1,573	21,298
Fortress Biotech, Inc.(a)	699	583
Forty Seven, Inc.(a)	232	2,863
G1 Therapeutics, Inc.(a)	896	35,849
Genomic Health, Inc.(a)	905	64,898
Geron Corp.(a)	5,936	9,082
Global Blood Therapeutics, Inc.(a)	2,131	74,777
GlycoMimetics, Inc.(a)(b)	1,611	20,266
GTx, Inc.(a)(b)	165	262
Halozyme Therapeutics, Inc.(a)	5,412	84,048
Heron Therapeutics, Inc.(a)(b)	2,937	81,531
Homology Medicines, Inc.(a)(b)	402	7,566
Idera Pharmaceuticals, Inc.(a)(b)	788	5,256
Immune Design Corp.(a)	1,083	1,559
ImmunoGen, Inc.(a)	6,237	33,867
Immunomedics, Inc.(a)(b)	6,033	135,923
Innoviva, Inc.(a)	2,998	41,852
Inovio Pharmaceuticals, Inc.(a)(b)	3,032	14,948
Insmed, Inc.(a)	3,318	48,443
Insys Therapeutics, Inc.(a)(b)	672	5,732
Intellia Therapeutics, Inc.(a)(b)	1,485	25,215
Intercept Pharmaceuticals, Inc.(a)(b)	936	89,865
Intrexon Corp.(a)(b)	3,191	36,888
Invitae Corp.(a)	2,816	39,959
Ionis Pharmaceuticals, Inc.(a)(b)	5,330	264,101
Iovance Biotherapeutics, Inc.(a)	3,545	32,189
Ironwood Pharmaceuticals, Inc.(a)(b)	6,080	79,648
Jounce Therapeutics, Inc.(a)	306	1,236
Kadmon Holdings, Inc.(a)	3,717	8,809
Karyopharm Therapeutics, Inc.(a)	2,198	23,167
Keryx Biopharmaceuticals, Inc.(a)(b)	3,150	8,757
Kezar Life Sciences, Inc.(a)	144	3,561
Kindred Biosciences, Inc.(a)	1,107	16,096
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	186	3,541
Kura Oncology, Inc.(a)	995	10,816
La Jolla Pharmaceutical Co.(a)	736	11,997
Lexicon Pharmaceuticals, Inc.(a)	1,511	11,831
Ligand Pharmaceuticals, Inc.(a)(b)	889	146,516
Loxo Oncology, Inc.(a)	1,142	174,338
MacroGenics, Inc.(a)	1,756	28,904
Madrigal Pharmaceuticals, Inc.(a)(b)	296	56,495
MannKind Corp.(a)(b)	4,963	9,082
MediciNova, Inc.(a)(b)	1,376	13,430
Mersana Therapeutics, Inc.(a)	267	1,669

Security	Shares	Value
Biotechnology (continued)
MiMedx Group, Inc.(a)(b)	4,524	$26,330
Minerva Neurosciences, Inc.(a)	1,080	11,848
Miragen Therapeutics, Inc.(a)	670	2,894
Mirati Therapeutics, Inc.(a)(b)	867	32,400
Molecular Templates, Inc.(a)	430	1,840
Momenta Pharmaceuticals, Inc.(a)	3,293	41,195
Mustang Bio, Inc.(a)	445	1,771
Myriad Genetics, Inc.(a)	2,835	127,660
NantKwest, Inc.(a)	311	678
Natera, Inc.(a)	1,449	31,820
Neon Therapeutics, Inc.(a)	7	41
Neurocrine Biosciences, Inc.(a)	3,806	407,813
NewLink Genetics Corp.(a)	478	903
Novavax, Inc.(a)(b)	16,633	29,274
Nymox Pharmaceutical Corp.(a)(b)	482	843
OPKO Health, Inc.(a)(b)	13,809	46,674
Organovo Holdings, Inc.(a)(b)	4,383	4,427
Ovid therapeutics, Inc.(a)	372	1,908
Palatin Technologies, Inc.(a)	7,582	6,822
PDL BioPharma, Inc.(a)	4,977	12,393
Pfenex, Inc.(a)	1,114	4,423
Pieris Pharmaceuticals, Inc.(a)(b)	2,095	8,631
PolarityTE, Inc.(a)(b)	391	5,959
Portola Pharmaceuticals, Inc.(a)	2,802	55,171
Progenics Pharmaceuticals, Inc.(a)	2,993	14,995
Proteostasis Therapeutics, Inc.(a)	925	5,744
Prothena Corp. PLC(a)	1,900	23,560
PTC Therapeutics, Inc.(a)	1,938	74,652
Puma Biotechnology, Inc.(a)	1,255	46,498
Ra Pharmaceuticals, Inc.(a)	495	7,088
Radius Health, Inc.(a)(b)	1,820	28,811
Recro Pharma, Inc.(a)	386	2,494
REGENXBIO, Inc.(a)	1,344	89,604
Repligen Corp.(a)	1,702	92,282
Replimune Group, Inc.(a)	208	2,679
Retrophin, Inc.(a)	1,820	46,701
Rhythm Pharmaceuticals, Inc.(a)	536	15,013
Rigel Pharmaceuticals, Inc.(a)	7,817	22,435
Rocket Pharmaceuticals, Inc.(a)	714	11,310
Rubius Therapeutics, Inc.(a)	480	7,886
Sage Therapeutics, Inc.(a)	1,932	248,610
Sangamo Therapeutics, Inc.(a)(b)	4,340	54,988
Sarepta Therapeutics, Inc.(a)(b)	2,668	356,872
Savara, Inc.(a)	1,141	10,269
Scholar Rock Holding Corp.(a)	175	4,111
Seattle Genetics, Inc.(a)(b)	4,603	258,366
Selecta Biosciences, Inc.(a)(b)	534	2,745
Seres Therapeutics, Inc.(a)	776	5,331
Solid Biosciences, Inc.(a)	429	13,728
Sorrento Therapeutics, Inc.(a)(b)	3,840	12,250
Spark Therapeutics, Inc.(a)(b)	1,354	60,916
Spectrum Pharmaceuticals, Inc.(a)	4,319	51,396
Spero Therapeutics, Inc.(a)(b)	190	1,524
Spring Bank Pharmaceuticals, Inc.(a)	549	5,517

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Stemline Therapeutics, Inc.(a)	1,332	$19,953
Surface Oncology, Inc.(a)	197	1,539
Syndax Pharmaceuticals, Inc.(a)	300	1,443
Synergy Pharmaceuticals, Inc.(a)	7,266	3,028
Synlogic, Inc.(a)	403	3,188
Syros Pharmaceuticals, Inc.(a)	1,014	6,672
T2 Biosystems, Inc.(a)	1,111	5,833
TESARO, Inc.(a)(b)	1,669	48,201
Tetraphase Pharmaceuticals, Inc.(a)(b)	2,247	4,606
TG Therapeutics, Inc.(a)	2,345	10,670
Tocagen, Inc.(a)	674	7,050
Translate Bio, Inc.(a)	298	1,678
Tyme Technologies, Inc.(a)(b)	1,081	2,421
Ultragenyx Pharmaceutical, Inc.(a)	2,026	98,160
United Therapeutics Corp.(a)	1,839	203,872
UNITY Biotechnology, Inc.(a)(b)	209	2,328
Unum Therapeutics, Inc.(a)	205	1,533
Vanda Pharmaceuticals, Inc.(a)	2,245	42,588
Verastem, Inc.(a)(b)	2,409	12,214
Vericel Corp.(a)	2,018	22,501
Viking Therapeutics, Inc.(a)(b)	2,241	30,478
Vital Therapies, Inc.(a)(b)	787	242
Voyager Therapeutics, Inc.(a)	767	10,408
Xencor, Inc.(a)	1,985	64,949
XOMA Corp.(a)(b)	147	1,810
Zafgen, Inc.(a)	1,072	10,409
ZIOPHARM Oncology, Inc.(a)(b)	4,464	8,839

		8,502,151
Building Products — 1.4%
AAON, Inc.	1,748	60,289
Advanced Drainage Systems, Inc.	1,545	42,936
Allegion PLC	4,015	344,206
Ameresco, Inc., Class A(a)	695	11,377
American Woodmark Corp.(a)	603	36,445
AO Smith Corp.	6,007	273,499
Apogee Enterprises, Inc.	1,177	42,490
Armstrong Flooring, Inc.(a)	1,068	16,607
Armstrong World Industries, Inc.(a)	1,947	120,227
Builders FirstSource, Inc.(a)	4,793	59,337
Caesarstone Ltd.	1,139	17,985
Continental Building Products, Inc.(a)	1,590	44,218
CSW Industrials, Inc.(a)	694	31,945
Fortune Brands Home & Security, Inc.	6,046	271,042
Gibraltar Industries, Inc.(a)	1,353	48,221
Griffon Corp.	1,623	19,671
Insteel Industries, Inc.	863	22,542
JELD-WEN Holding, Inc.(a)	2,932	47,674
Lennox International, Inc.	1,514	319,287
Masonite International Corp.(a)	1,153	63,865
NCI Building Systems, Inc.(a)	1,901	23,287
Owens Corning	4,650	219,806
Patrick Industries, Inc.(a)	1,002	43,597

Security	Shares	Value
Building Products (continued)
PGT Innovations, Inc.(a)	2,112	$42,789
Quanex Building Products Corp.	1,569	23,253
Simpson Manufacturing Co., Inc.	1,743	99,490
Trex Co., Inc.(a)	2,491	152,698
Universal Forest Products, Inc.	2,503	70,760
USG Corp.	3,474	146,672

		2,716,215
Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A(b)	1,042	8,763
Artisan Partners Asset Management, Inc., Class A	2,079	56,985
Ashford, Inc.(a)	12	756
Associated Capital Group, Inc., Class A	36	1,395
B. Riley Financial, Inc.	989	19,038
BGC Partners, Inc., Class A	11,580	122,632
BrightSphere Investment Group PLC	3,657	41,690
Cohen & Steers, Inc.	985	37,814
Cowen, Inc., Class A(a)(b)	1,016	15,037
Diamond Hill Investment Group, Inc.	153	26,344
Donnelley Financial Solutions, Inc.(a)	1,568	24,382
Eaton Vance Corp.	4,963	223,583
Evercore, Inc., Class A	1,719	140,425
Federated Investors, Inc., Class B	4,108	101,344
Focus Financial Partners, Inc., Class A(a)	836	31,935
Gain Capital Holdings, Inc.	1,033	7,892
GAMCO Investors, Inc., Class A	182	3,733
Greenhill & Co., Inc.	716	15,788
Hamilton Lane, Inc., Class A	699	26,828
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	2,237	46,418
HFF, Inc., Class A	1,588	58,359
Houlihan Lokey, Inc.	1,459	60,082
INTL. FCStone, Inc.(a)	555	25,130
Investment Technology Group, Inc.	1,374	37,758
Ladenburg Thalmann Financial Services, Inc.	3,362	9,313
Lazard Ltd., Class A	4,954	196,872
Legg Mason, Inc.	3,590	101,310
LPL Financial Holdings, Inc.	3,733	229,953
Marcus & Millichap, Inc.(a)	902	31,317
Moelis & Co., Class A	1,908	77,007
Oppenheimer Holdings, Inc., Class A	384	11,812
Piper Jaffray Cos.	654	45,374
PJT Partners, Inc., Class A	881	39,945
Pzena Investment Management, Inc., Class A	654	6,579
Safeguard Scientifics, Inc.(a)(b)	486	4,155
SEI Investments Co.	5,690	304,130
Siebert Financial Corp.(a)	256	3,520

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	334	$4,803
Stifel Financial Corp.	2,985	136,474
Virtu Financial, Inc., Class A	1,744	41,368
Virtus Investment Partners, Inc.	334	33,180
Waddell & Reed Financial, Inc., Class A	3,326	63,427
Westwood Holdings Group, Inc.	313	13,256
WisdomTree Investments, Inc.	5,164	40,124

		2,528,030
Chemicals — 2.3%
A. Schulman, Inc.(c)	710	1,356
AdvanSix, Inc.(a)	1,297	35,979
AgroFresh Solutions, Inc.(a)(b)	1,326	7,571
American Vanguard Corp.	1,380	22,218
Ashland Global Holdings, Inc.	2,625	194,197
Axalta Coating Systems Ltd.(a)	8,971	221,404
Balchem Corp.	1,360	127,364
Cabot Corp.	2,566	124,913
CF Industries Holdings, Inc.	9,896	475,305
Chase Corp.	311	33,538
Chemours Co.	7,579	250,183
Codexis, Inc.(a)	2,266	35,282
Ferro Corp.(a)	3,556	60,239
Flotek Industries, Inc.(a)(b)	1,161	2,101
FutureFuel Corp.	903	14,809
GCP Applied Technologies, Inc.(a)	3,084	80,091
Hawkins, Inc.	352	11,848
HB Fuller Co.	2,098	93,277
Huntsman Corp.	9,225	201,843
Ingevity Corp.(a)	1,790	163,033
Innophos Holdings, Inc.	874	25,608
Innospec, Inc.	1,018	68,125
Intrepid Potash, Inc.(a)	4,605	18,190
KMG Chemicals, Inc.	621	46,587
Koppers Holdings, Inc.(a)	950	25,413
Kraton Corp.(a)	1,305	35,940
Kronos Worldwide, Inc.	778	10,915
Landec Corp.(a)	929	12,718
LSB Industries, Inc.(a)	806	6,126
Marrone Bio Innovations, Inc.(a)	1,725	2,588
Minerals Technologies, Inc.	1,502	82,234
NewMarket Corp.	327	126,209
Olin Corp.	7,061	142,632
OMNOVA Solutions, Inc.(a)	1,518	11,218
Platform Specialty Products Corp.(a)	9,546	103,288
PolyOne Corp.	3,372	108,949
PQ Group Holdings, Inc.(a)	1,613	25,889
Quaker Chemical Corp.	552	99,305
Rayonier Advanced Materials, Inc.	2,257	27,942
RPM International, Inc.	5,556	339,861
Scotts Miracle-Gro Co., Class A	1,702	113,591
Sensient Technologies Corp.	1,789	116,035
Stepan Co.	853	70,449

Security	Shares	Value
Chemicals (continued)
Trecora Resources(a)(b)	840	$9,072
Tredegar Corp.	1,173	21,818
Trinseo SA	1,800	96,984
Tronox Ltd., Class A	4,022	46,052
Valhi, Inc.	605	1,258
Valvoline, Inc.	8,116	161,671
Versum Materials, Inc.	4,645	146,596
WR Grace & Co.	2,819	182,643

		4,442,457
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	2,789	85,762
ACCO Brands Corp.	4,424	35,702
ADT, Inc.(b)	4,564	35,325
Advanced Disposal Services, Inc.(a)	3,046	82,516
BrightView Holdings, Inc.(a)	877	12,909
Brink’s Co.	2,133	141,461
Casella Waste Systems, Inc., Class A(a)	1,685	54,864
CECO Environmental Corp.	1,268	9,434
Charah Solutions, Inc.(a)	461	3,462
Clean Harbors, Inc.(a)	2,189	148,940
Covanta Holding Corp.	4,985	73,230
Deluxe Corp.	2,018	95,270
Encore Capital Group, Inc.(a)(b)	1,139	28,942
Ennis, Inc.	1,182	22,883
Essendant, Inc.	1,361	17,339
Healthcare Services Group, Inc.	3,124	126,803
Heritage-Crystal Clean, Inc.(a)	742	17,059
Herman Miller, Inc.	2,514	82,836
HNI Corp.	1,838	69,642
InnerWorkings, Inc.(a)	1,479	10,634
Interface, Inc.	2,582	42,061
Iron Mountain, Inc.	12,030	368,238
KAR Auction Services, Inc.	5,682	323,533
Kimball International, Inc., Class B	1,566	25,776
Knoll, Inc.	2,018	40,057
LSC Communications, Inc.	1,240	11,693
McGrath RentCorp	1,019	54,404
Mobile Mini, Inc.	1,890	77,717
MSA Safety, Inc.	1,449	151,334
Multi-Color Corp.	604	32,109
NL Industries, Inc.(a)	244	1,293
Pitney Bowes, Inc.	8,040	53,225
Quad/Graphics, Inc.	1,073	16,556
Rollins, Inc.	4,068	240,826
RR Donnelley & Sons Co.	2,462	14,452
Steelcase, Inc., Class A	3,572	59,295
Stericycle, Inc.(a)	3,529	176,344
Sykes Enterprises, Inc.(a)	1,682	51,587
Team, Inc.(a)(b)	1,293	25,731
Tetra Tech, Inc.	2,340	154,534
U.S. Ecology, Inc.	941	65,804
UniFirst Corp.	641	95,701

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.	891	$42,670
VSE Corp.	331	10,380

		3,290,333
Communications Equipment — 1.0%
ADTRAN, Inc.	2,080	27,955
Aerohive Networks, Inc.(a)	1,343	5,144
Applied Optoelectronics, Inc.(a)	927	18,197
ARRIS International PLC(a)	7,204	179,163
Bel Fuse, Inc., Class B	318	6,996
CalAmp Corp.(a)	1,508	30,069
Calix, Inc.(a)	1,554	11,344
Casa Systems, Inc.(a)	955	13,752
Ciena Corp.(a)	6,026	188,373
Clearfield, Inc.(a)	451	5,421
CommScope Holding Co., Inc.(a)	8,064	194,020
Comtech Telecommunications Corp.	1,006	28,088
DASAN Zhone Solutions, Inc.(a)	238	3,094
Digi International, Inc.(a)	1,336	15,498
EchoStar Corp., Class A(a)	2,041	82,763
Extreme Networks, Inc.(a)	5,008	27,794
Finisar Corp.(a)	5,005	83,533
Harmonic, Inc.(a)	3,846	21,191
Infinera Corp.(a)	6,462	35,799
InterDigital, Inc.	1,468	104,155
KVH Industries, Inc.(a)	499	6,163
Loral Space & Communications, Inc.(a)	452	20,186
Lumentum Holdings, Inc.(a)	2,648	144,713
NETGEAR, Inc.(a)	1,323	73,400
Oclaro, Inc.(a)	7,127	58,584
Plantronics, Inc.	1,406	82,912
Quantenna Communications, Inc.(a)(b)	1,484	26,653
Ribbon Communications, Inc.(a)	1,966	13,369
Ubiquiti Networks, Inc.(b)	817	76,055
ViaSat, Inc.(a)	2,349	149,772
Viavi Solutions, Inc.(a)	9,668	111,472

		1,845,628
Construction & Engineering — 1.0%
AECOM(a)	6,755	196,841
Aegion Corp.(a)	1,394	26,988
Argan, Inc.	646	28,437
Comfort Systems USA, Inc.	1,549	82,841
Dycom Industries, Inc.(a)	1,279	86,819
EMCOR Group, Inc.	2,437	172,978
Fluor Corp.	5,938	260,441
Granite Construction, Inc.	1,864	85,222
Great Lakes Dredge & Dock Corp.(a)	2,819	16,378
HC2 Holdings, Inc.(a)	1,725	8,970
IES Holdings, Inc.(a)(b)	277	4,914
Infrastructure and Energy Alternatives, Inc.(a)	674	6,740
Jacobs Engineering Group, Inc.	5,389	404,660

Security	Shares	Value
Construction & Engineering (continued)
KBR, Inc.	5,930	$117,295
MasTec, Inc.(a)	2,737	119,087
MYR Group, Inc.(a)	716	23,907
Northwest Pipe Co.(a)	308	5,485
NV5 Global, Inc.(a)	404	31,540
Orion Group Holdings, Inc.(a)	1,072	5,060
Primoris Services Corp.	1,773	37,534
Quanta Services, Inc.(a)	6,326	197,371
Sterling Construction Co., Inc.(a)	905	10,281
Tutor Perini Corp.(a)(b)	1,637	25,374
Willscot Corp.(a)	1,693	25,124

		1,980,287
Construction Materials — 0.1%
Eagle Materials, Inc.	1,991	147,015
Forterra, Inc.(a)(b)	470	2,120
Summit Materials, Inc., Class A(a)	4,824	65,124
United States Lime & Minerals, Inc.	66	4,951
US Concrete, Inc.(a)(b)	749	24,447

		243,657
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	1,474	36,010
American Outdoor Brands Corp.(a)	2,303	31,505
At Home Group, Inc.(a)(b)	1,880	51,399
Camping World Holdings, Inc., Class A(b)	1,476	25,313
SP Plus Corp.(a)	1,008	32,216

		176,443
Consumer Finance — 0.6%
Credit Acceptance Corp.(a)	480	203,721
Curo Group Holdings Corp.(a)	500	7,035
Elevate Credit, Inc.(a)	653	2,782
Enova International, Inc.(a)	1,416	33,488
Ezcorp, Inc., Class A(a)(b)	2,323	23,091
Green Dot Corp., Class A(a)	2,037	154,282
I3 Verticals, Inc., Class A(a)	227	4,878
Navient Corp.	11,141	129,013
Nelnet, Inc., Class A	789	44,413
OneMain Holdings, Inc.(a)	3,274	93,374
PRA Group, Inc.(a)(b)	1,902	58,658
Regional Management Corp.(a)	350	10,101
Santander Consumer USA Holdings, Inc.	4,924	92,325
SLM Corp.(a)	18,699	189,608
World Acceptance Corp.(a)	275	27,910

		1,074,679
Containers & Packaging — 1.3%
AptarGroup, Inc.	2,636	268,767
Ardagh Group SA	667	8,791
Avery Dennison Corp.	3,710	336,571

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging (continued)
Bemis Co., Inc.	3,841	$175,803
Berry Global Group, Inc.(a)	5,591	243,879
Crown Holdings, Inc.(a)(b)	5,483	231,876
Graphic Packaging Holding Co.	13,102	144,253
Greif, Inc., Class A	1,093	51,699
Greif, Inc., Class B	211	10,837
Myers Industries, Inc.	1,548	24,551
Owens-Illinois, Inc.(a)	6,818	106,838
Packaging Corp. of America	3,957	363,292
Sealed Air Corp.	6,737	218,009
Silgan Holdings, Inc.	3,195	76,776
Sonoco Products Co.	4,155	226,780
UFP Technologies, Inc.(a)	222	7,664

		2,496,386
Distributors — 0.2%
Core-Mark Holding Co., Inc.	1,928	74,054
Funko, Inc., Class A(a)(b)	454	8,558
Pool Corp.	1,666	242,819
Weyco Group, Inc.	265	8,385

		333,816
Diversified Consumer Services — 1.3%
2U, Inc.(a)(b)	2,341	147,272
Adtalem Global Education, Inc.(a)	2,542	128,701
American Public Education, Inc.(a)	722	23,631
Bright Horizons Family Solutions, Inc.(a)	2,431	279,346
Cambium Learning Group, Inc.(a)	453	6,514
Career Education Corp.(a)	2,926	42,076
Carriage Services, Inc.	646	12,313
frontdoor, Inc.(a)	2,890	98,404
Graham Holdings Co., Class B	174	101,103
Grand Canyon Education, Inc.(a)	2,000	249,400
H&R Block, Inc.	8,701	230,925
Hillenbrand, Inc.	2,667	127,749
Houghton Mifflin Harcourt Co.(a)	4,531	30,358
K12, Inc.(a)	1,562	33,442
Laureate Education, Inc., Class A(a)	3,564	53,068
Matthews International Corp., Class A	1,339	55,729
Regis Corp.(a)	1,587	26,725
Service Corp. International	7,359	305,178
ServiceMaster Global Holdings, Inc.(a)	5,754	246,732
Sotheby’s(a)	1,599	67,158
Strategic Education, Inc.	885	111,351
Weight Watchers International, Inc.(a)	1,629	107,677

		2,484,852
Diversified Financial Services — 0.6%
Cannae Holdings, Inc.(a)	2,984	55,115
FactSet Research Systems, Inc.	1,592	356,226
FGL Holdings(a)(b)	7,186	56,769
MarketAxess Holdings, Inc.	1,558	326,666
Marlin Business Services Corp.	321	8,532

Security	Shares	Value
Diversified Financial Services (continued)
Morningstar, Inc.	783	$97,718
On Deck Capital, Inc.(a)	1,857	12,813
PICO Holdings, Inc.(a)	400	4,568
Tiptree, Inc., Class A	1,087	6,403
Voya Financial, Inc.	6,856	300,019

		1,224,829
Diversified Telecommunication Services — 0.5%
8x8, Inc.(a)	3,947	67,849
ATN International, Inc.	443	37,429
Cincinnati Bell, Inc.(a)	1,557	22,094
Cogent Communications Holdings, Inc.	1,794	93,252
Consolidated Communications Holdings, Inc.	2,968	37,159
Frontier Communications Corp.(b)	4,836	23,261
Intelsat SA(a)	1,932	50,348
Iridium Communications, Inc.(a)(b)	4,062	80,468
Ooma, Inc.(a)	655	9,851
ORBCOMM, Inc.(a)	3,301	31,459
pdvWireless, Inc.(a)	457	18,509
Vonage Holdings Corp.(a)	9,419	124,896
Windstream Holdings, Inc.(a)(b)	1,199	4,940
Zayo Group Holdings, Inc.(a)	8,447	252,396

		853,911
Electric Utilities — 1.2%
ALLETE, Inc.	2,189	161,986
Alliant Energy Corp.	9,723	417,895
El Paso Electric Co.	1,731	98,754
Hawaiian Electric Industries, Inc.	4,568	170,386
IDACORP, Inc.	2,160	201,442
MGE Energy, Inc.	1,551	96,906
OGE Energy Corp.	8,570	309,806
Otter Tail Corp.	1,720	77,520
Pinnacle West Capital Corp.	4,700	386,575
PNM Resources, Inc.	3,439	132,092
Portland General Electric Co.	3,770	169,952
Spark Energy, Inc., Class A	216	1,611
Unitil Corp.	636	30,216

		2,255,141
Electrical Equipment — 1.0%
Acuity Brands, Inc.	1,691	212,457
Allied Motion Technologies, Inc.	245	10,697
Atkore International Group, Inc.(a)	1,644	31,664
AZZ, Inc.	1,106	49,051
Babcock & Wilcox Enterprises, Inc.(a)(b)	959	938
Brady Corp., Class A	1,984	79,935
Encore Wire Corp.	862	38,101
Energous Corp.(a)	872	7,011
EnerSys	1,776	141,316
Enphase Energy, Inc.(a)(b)	4,267	19,372
Franklin Electric Co., Inc.	2,022	85,773

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
FuelCell Energy, Inc.(a)(b)	2,077	$1,756
Generac Holdings, Inc.(a)	2,565	130,123
GrafTech International Ltd.	2,457	43,931
Hubbell, Inc.	2,306	234,520
II-VI, Inc.(a)	2,619	97,505
nVent Electric PLC	6,789	165,787
Plug Power, Inc.(a)(b)	7,611	14,080
Powell Industries, Inc.	336	9,798
Preformed Line Products Co.	108	6,826
Regal-Beloit Corp.	1,826	130,924
Sensata Technologies Holding PLC(a)(b)	7,094	332,709
Sunrun, Inc.(a)(b)	4,086	50,094
Thermon Group Holdings, Inc.(a)	1,445	31,183
TPI Composites, Inc.(a)	716	18,086
Vicor Corp.(a)	742	29,754

		1,973,391
Electronic Equipment, Instruments & Components — 3.1%
Agilysys, Inc.(a)	618	10,055
Anixter International, Inc.(a)	1,244	81,718
Arlo Technologies, Inc.(a)(b)	344	4,675
Arrow Electronics, Inc.(a)	3,629	245,719
Avnet, Inc.	4,935	197,745
AVX Corp.	1,985	33,110
Badger Meter, Inc.	1,213	59,570
Belden, Inc.(b)	1,722	93,074
Benchmark Electronics, Inc.	1,975	43,114
CDW Corp.	6,254	562,922
Cognex Corp.	7,021	300,780
Coherent, Inc.(a)	1,029	126,711
Control4 Corp.(a)	914	25,519
CTS Corp.	1,404	37,473
Daktronics, Inc.	1,372	10,029
Dolby Laboratories, Inc., Class A	2,660	183,035
Electro Scientific Industries, Inc.(a)	1,366	39,614
Fabrinet(a)	1,521	65,890
FARO Technologies, Inc.(a)	719	36,338
Fitbit, Inc., Series A(a)	9,066	42,882
FLIR Systems, Inc.	5,684	263,226
Insight Enterprises, Inc.(a)	1,481	76,553
IntriCon Corp.(a)	333	13,946
Iteris, Inc.(a)(b)	1,012	4,372
Itron, Inc.(a)	1,449	75,551
Jabil, Inc.	6,915	171,008
KEMET Corp.(a)	2,383	51,902
Keysight Technologies, Inc.(a)	7,933	452,816
Kimball Electronics, Inc.(a)	1,182	21,749
Knowles Corp.(a)(b)	3,759	60,821
Littelfuse, Inc.	1,021	184,964
Maxwell Technologies, Inc.(a)	1,307	3,842
Mercury Systems, Inc.(a)	1,991	93,298
Mesa Laboratories, Inc.	152	27,769

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	1,546	$45,762
MTS Systems Corp.	771	36,507
Napco Security Technologies, Inc.(a)	399	5,614
National Instruments Corp.	4,679	229,131
nLight, Inc.(a)	173	3,086
Novanta, Inc.(a)	1,383	80,504
OSI Systems, Inc.(a)	719	49,726
PAR Technology Corp.(a)	418	7,399
Park Electrochemical Corp.	724	12,786
PC Connection, Inc.	400	13,256
Plexus Corp.(a)	1,322	77,205
Rogers Corp.(a)(b)	774	95,248
Sanmina Corp.(a)	2,855	72,231
ScanSource, Inc.(a)	1,076	41,835
SYNNEX Corp.	1,752	135,973
Tech Data Corp.(a)(b)	1,608	113,621
Trimble, Inc.(a)	10,610	396,602
TTM Technologies, Inc.(a)(b)	3,904	45,677
Universal Display Corp.	1,806	222,156
Vishay Intertechnology, Inc.	5,583	102,169
Vishay Precision Group, Inc.(a)	349	11,325
Zebra Technologies Corp., Class A(a)	2,239	372,346

		5,871,949
Energy Equipment & Services — 1.2%
Apergy Corp.(a)	3,299	128,628
Archrock, Inc.	5,489	56,317
Basic Energy Services, Inc.(a)	788	6,123
Bristow Group, Inc.(a)	1,182	13,014
C&J Energy Services, Inc.(a)	2,766	51,945
Cactus, Inc., Class A(a)	1,612	53,938
CARBO Ceramics, Inc.(a)	419	2,024
Covia Holdings Corp.(a)(b)	1,227	7,092
Dawson Geophysical Co.(a)	548	3,074
Diamond Offshore Drilling, Inc.(a)	2,771	39,293
Dril-Quip, Inc.(a)(b)	1,613	68,649
Era Group, Inc.(a)	796	9,011
Exterran Corp.(a)	1,417	29,601
Forum Energy Technologies, Inc.(a)	3,590	32,166
Frank’s International NV(a)	3,424	24,310
FTS International, Inc.(a)(b)	1,166	14,936
Gulfmark Offshore, Inc.(a)	101	3,403
Helix Energy Solutions Group, Inc.(a)(b)	6,013	51,231
Helmerich & Payne, Inc.	4,507	280,741
Independence Contract Drilling, Inc.(a)	1,175	4,712
ION Geophysical Corp.(a)	274	3,236
Keane Group, Inc.(a)	2,398	30,143
Key Energy Services, Inc.(a)	222	2,009
KLX Energy Services Holdings, Inc.(a)(b)	902	26,059
Liberty Oilfield Services, Inc., Class A	1,866	35,417
Mammoth Energy Services, Inc.	440	10,982
Matrix Service Co.(a)	1,214	24,681

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
McDermott International, Inc.(a)	7,550	$58,361
Nabors Industries Ltd.	14,852	73,814
Natural Gas Services Group, Inc.(a)	492	9,496
NCS Multistage Holdings, Inc.(a)(b)	214	2,418
Newpark Resources, Inc.(a)	3,905	32,060
Nine Energy Service, Inc.(a)	685	25,366
Noble Corp. PLC(a)	10,543	52,926
Ocean Rig UDW, Inc., Class A(a)	2,309	69,940
Oceaneering International, Inc.(a)	4,199	79,529
Oil States International, Inc.(a)	2,571	57,256
Patterson-UTI Energy, Inc.	9,363	155,800
PHI, Inc.(a)	199	1,550
Pioneer Energy Services Corp.(a)(b)	3,078	9,142
Profire Energy, Inc.(a)	676	1,541
ProPetro Holding Corp.(a)	2,995	52,862
Quintana Energy Services, Inc.(a)	68	435
RigNet, Inc.(a)	461	7,883
Rowan Cos. PLC, Class A(a)	5,386	85,691
RPC, Inc.	2,458	36,575
SEACOR Holdings, Inc.(a)	721	34,601
SEACOR Marine Holdings, Inc.(a)	594	10,858
Select Energy Services, Inc., Class A(a)	2,149	20,544
Smart Sand, Inc.(a)	184	510
Solaris Oilfield Infrastructure, Inc., Class A(a)	894	11,801
Superior Energy Services, Inc.(a)	6,583	51,545
TETRA Technologies, Inc.(a)	5,999	17,817
Tidewater, Inc.(a)(b)	1,049	28,166
Transocean Ltd.(a)	18,246	200,888
Unit Corp.(a)	2,256	52,181
Weatherford International PLC(a)(b)	43,381	58,564

		2,312,855
Equity Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust(b)	3,451	96,076
AG Mortgage Investment Trust, Inc.	1,387	23,995
Agree Realty Corp.(b)	1,270	72,733
Alexander’s, Inc.	100	31,501
American Assets Trust, Inc.	1,766	67,744
American Campus Communities, Inc.	5,801	229,198
American Homes 4 Rent, Class A	11,094	233,751
Americold Realty Trust	3,700	91,575
Anworth Mortgage Asset Corp.	4,692	20,457
Apartment Investment & Management Co., Class A	6,656	286,474
Apollo Commercial Real Estate Finance, Inc.	5,070	94,860
Apple Hospitality REIT, Inc.	9,128	147,600
Arbor Realty Trust, Inc.(b)	560	6,765
Ares Commercial Real Estate Corp.	1,039	15,034
Armada Hoffler Properties, Inc.	2,124	31,818
ARMOUR Residential REIT, Inc.(b)	1,781	38,790
Ashford Hospitality Trust, Inc.	4,020	20,703

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc., Class A	4,708	$158,848
Bluerock Residential Growth REIT, Inc.	771	7,301
Brandywine Realty Trust	7,659	107,686
Brixmor Property Group, Inc.	12,838	207,976
BRT Apartments Corp.	240	2,791
Camden Property Trust	3,761	339,505
Capstead Mortgage Corp.(b)	4,194	28,771
Catchmark Timber Trust, Inc., Class A	2,365	20,930
CBL & Associates Properties, Inc.(b)	7,378	24,347
Cedar Realty Trust, Inc.	3,169	11,947
Chatham Lodging Trust	1,960	38,220
Cherry Hill Mortgage Investment Corp.	570	10,209
Chesapeake Lodging Trust	2,525	74,210
Chimera Investment Corp.	7,752	144,187
City Office REIT, Inc.	1,727	19,032
Clipper Realty, Inc.	506	6,801
Colony Capital, Inc.	20,807	122,137
Columbia Property Trust, Inc.	5,042	113,193
Community Healthcare Trust, Inc.(b)	806	23,954
CoreCivic, Inc.	5,017	112,682
CorEnergy Infrastructure Trust, Inc.	591	21,353
CorePoint Lodging, Inc.	1,436	23,507
CoreSite Realty Corp.	1,563	146,703
Corporate Office Properties Trust	4,377	113,102
Cousins Properties, Inc.	17,731	147,345
CubeSmart	7,938	230,043
CyrusOne, Inc.	4,403	234,372
DiamondRock Hospitality Co.	8,808	92,044
Douglas Emmett, Inc.	4,290	155,255
Duke Realty Corp.	15,111	416,610
Dynex Capital, Inc.	2,979	17,248
Easterly Government Properties, Inc.(b)	2,611	47,442
EastGroup Properties, Inc.	1,483	142,057
Empire State Realty Trust, Inc., Class A	6,011	95,334
EPR Properties	3,137	215,637
Equity Commonwealth	5,080	151,282
Equity LifeStyle Properties, Inc.	3,588	339,748
Farmland Partners, Inc.	1,124	7,699
First Industrial Realty Trust, Inc.	5,317	163,232
Forest City Realty Trust, Inc., Class A	9,087	228,629
Four Corners Property Trust, Inc.	2,856	74,484
Franklin Street Properties Corp.	4,644	32,322
Gaming and Leisure Properties, Inc.	8,528	287,308
Geo Group, Inc.	5,090	112,540
Getty Realty Corp.	1,467	39,360
Gladstone Commercial Corp.	1,473	27,972
Gladstone Land Corp.(b)	532	6,655
Global Net Lease, Inc.	3,152	63,828
Government Properties Income Trust(b)	1,809	15,973
Great Ajax Corp.	511	6,663
Healthcare Realty Trust, Inc.	5,228	145,652
Healthcare Trust of America, Inc., Class A	8,783	230,642

11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	1,575	$27,657
Highwoods Properties, Inc.	4,379	186,721
Hospitality Properties Trust	6,922	177,342
Hudson Pacific Properties, Inc.	6,566	198,950
Independence Realty Trust, Inc.	3,858	38,233
Industrial Logistics Properties Trust	967	20,878
InfraREIT, Inc.	1,949	40,968
Innovative Industrial Properties, Inc.	219	8,977
Invesco Mortgage Capital, Inc.	4,717	71,132
Investors Real Estate Trust	4,178	22,687
iStar, Inc.	2,929	30,755
JBG SMITH Properties	4,495	168,473
Jernigan Capital, Inc.	646	12,642
Kilroy Realty Corp.	4,144	285,439
Kimco Realty Corp.	17,279	278,019
Kite Realty Group Trust	3,632	57,531
Lamar Advertising Co., Class A	3,523	258,306
LaSalle Hotel Properties	4,694	154,949
Lexington Realty Trust	9,237	71,771
Liberty Property Trust	6,259	262,064
Life Storage, Inc.	1,948	183,424
LTC Properties, Inc.	1,697	72,581
Macerich Co.	5,788	298,777
Mack-Cali Realty Corp.	3,885	78,866
MedEquities Realty Trust, Inc.	1,157	9,568
Medical Properties Trust, Inc.	15,348	228,071
MFA Financial, Inc.	19,626	136,008
Monmouth Real Estate Investment Corp.	3,375	50,490
National Health Investors, Inc.	1,776	130,465
National Retail Properties, Inc.	6,656	311,168
National Storage Affiliates Trust	2,434	64,817
New Residential Investment Corp.	14,267	255,094
New Senior Investment Group, Inc.	3,580	20,478
New York Mortgage Trust, Inc.	6,347	38,971
NexPoint Residential Trust, Inc.	759	27,051
NorthStar Realty Europe Corp.	1,984	26,625
Omega Healthcare Investors, Inc.	8,317	277,372
One Liberty Properties, Inc.	603	15,636
Orchid Island Capital, Inc.	1,739	11,373
Outfront Media, Inc.	5,922	104,938
Paramount Group, Inc.	9,329	133,311
Park Hotels & Resorts, Inc.	8,458	245,874
Pebblebrook Hotel Trust	2,888	97,354
Pennsylvania Real Estate Investment Trust	3,046	27,262
PennyMac Mortgage Investment Trust(f)	2,527	48,796
Physicians Realty Trust	7,764	128,727
Piedmont Office Realty Trust, Inc., Class A	5,535	99,741
PotlatchDeltic Corp.	2,621	95,011
Preferred Apartment Communities, Inc., Class A	1,750	29,488
PS Business Parks, Inc.	860	112,316

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
QTS Realty Trust, Inc., Class A	2,166	$83,001
Ramco-Gershenson Properties Trust	3,377	44,847
Rayonier, Inc.	5,478	165,436
Redwood Trust, Inc.	3,787	62,183
Regency Centers Corp.(b)	6,440	408,038
Retail Opportunity Investments Corp.	4,763	83,781
Retail Properties of America, Inc., Class A	9,355	114,786
Retail Value, Inc.(a)	535	14,985
Rexford Industrial Realty, Inc.	3,877	122,785
RLJ Lodging Trust	7,348	142,845
Ryman Hospitality Properties, Inc.	1,887	146,412
Sabra Health Care REIT, Inc.	7,480	161,942
Safety Income and Growth, Inc.	328	5,898
Saul Centers, Inc.	558	26,650
Select Income REIT	3,716	70,270
Senior Housing Properties Trust	10,058	161,632
Seritage Growth Properties, Class A(b)	1,400	53,228
SITE Centers Corp.	6,550	81,416
Spirit MTA REIT	2,007	21,495
Spirit Realty Capital, Inc.	18,370	143,653
STAG Industrial, Inc.	4,599	121,690
Starwood Property Trust, Inc.	11,175	242,721
STORE Capital Corp.	7,855	228,031
Summit Hotel Properties, Inc.	4,398	50,665
Sun Communities, Inc.	3,529	354,559
Sunstone Hotel Investors, Inc.	9,675	139,997
Tanger Factory Outlet Centers, Inc.	3,875	86,257
Taubman Centers, Inc.	2,529	139,120
Terreno Realty Corp.	2,466	92,302
Tier REIT, Inc.	2,260	48,974
UMH Properties, Inc.	1,541	22,083
Uniti Group, Inc.	7,009	134,152
Universal Health Realty Income Trust	572	36,665
Urban Edge Properties	4,733	96,979
Urstadt Biddle Properties, Inc., Class A	1,342	26,719
VEREIT, Inc.	41,519	304,334
VICI Properties, Inc.	15,816	341,467
Washington Prime Group, Inc.	7,900	50,560
Washington Real Estate Investment Trust	3,451	96,179
Weingarten Realty Investors	5,121	144,003
Western Asset Mortgage Capital Corp.(b)	1,923	19,172
Whitestone REIT	1,842	24,793
WP Carey, Inc.(b)	4,487	296,187
Xenia Hotels & Resorts, Inc.	4,770	98,023

		18,159,904

12

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 0.6%
Andersons, Inc.	1,162	$41,832
BJ’s Wholesale Club Holdings, Inc.(a)	2,995	66,339
Casey’s General Stores, Inc.	1,535	193,579
Chefs’ Warehouse, Inc.(a)	933	31,377
Diplomat Pharmacy, Inc.(a)(b)	2,409	47,794
Ingles Markets, Inc., Class A	663	21,839
Natural Grocers by Vitamin Cottage, Inc.(a)	314	5,690
Performance Food Group Co.(a)	4,291	125,812
PriceSmart, Inc.	940	65,941
Rite Aid Corp.(a)	44,688	53,626
Smart & Final Stores, Inc.(a)	895	4,520
SpartanNash Co.	1,519	27,114
Sprouts Farmers Market, Inc.(a)	5,311	142,813
U.S. Foods Holding Corp.(a)	9,123	266,118
United Natural Foods, Inc.(a)	2,134	46,372
Village Super Market, Inc., Class A	336	8,279
Weis Markets, Inc.	448	20,675

		1,169,720
Food Products — 1.3%
Alico, Inc.	136	4,502
B&G Foods, Inc.(b)	2,775	72,261
Cal-Maine Foods, Inc.	1,322	64,342
Calavo Growers, Inc.	671	65,087
Darling Ingredients, Inc.(a)	6,941	143,401
Dean Foods Co.	3,930	31,401
Farmer Bros Co.(a)	315	7,595
Flowers Foods, Inc.	7,599	146,737
Fresh Del Monte Produce, Inc.	1,289	42,576
Freshpet, Inc.(a)	1,134	43,205
Hain Celestial Group, Inc.(a)	4,104	102,107
Hostess Brands, Inc.(a)	4,154	43,202
Ingredion, Inc.	3,000	303,540
J&J Snack Foods Corp.	632	98,693
John B Sanfilippo & Son, Inc.	304	19,170
Lamb Weston Holdings, Inc.	6,207	485,139
Lancaster Colony Corp.	792	135,733
Limoneira Co.	519	12,793
Pilgrim’s Pride Corp.(a)	2,259	39,894
Post Holdings, Inc.(a)(b)	2,772	245,100
Sanderson Farms, Inc.	859	84,517
Seneca Foods Corp., Class A(a)	299	9,457
Simply Good Foods Co.(a)	2,553	48,405
Tootsie Roll Industries, Inc.	774	24,435
TreeHouse Foods, Inc.(a)(b)	2,320	105,699

		2,378,991
Gas Utilities — 1.0%
Atmos Energy Corp.	4,607	428,819
Chesapeake Utilities Corp.	702	55,774
National Fuel Gas Co.	3,497	189,852
New Jersey Resources Corp.	3,726	168,043
Northwest Natural Holding Co.	757	49,046

Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.	2,223	$175,417
RGC Resources, Inc.	226	6,414
South Jersey Industries, Inc.	3,645	107,673
Southwest Gas Holdings, Inc.	2,079	160,644
Spire, Inc.	2,096	152,128
UGI Corp.	7,319	388,346

		1,882,156
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.(a)	3,844	17,260
AngioDynamics, Inc.(a)	1,567	32,014
Anika Therapeutics, Inc.(a)	641	22,922
Antares Pharma, Inc.(a)	6,798	20,326
AtriCure, Inc.(a)	1,465	46,602
Atrion Corp.	61	41,613
Avanos Medical, Inc.(a)	1,992	112,747
AxoGen, Inc.(a)	1,439	53,660
Cantel Medical Corp.	1,567	124,028
Cardiovascular Systems, Inc.(a)	1,401	39,298
Cerus Corp.(a)	5,723	38,344
CONMED Corp.	1,071	72,218
Cooper Cos., Inc.	2,051	529,794
CryoLife, Inc.(a)	1,543	47,802
CryoPort, Inc.(a)	862	9,568
Cutera, Inc.(a)	461	9,358
CytoSorbents Corp.(a)	994	9,940
DexCom, Inc.(a)	3,706	492,046
ElectroCore LLC(a)(b)	193	1,936
Endologix, Inc.(a)	2,170	2,647
FONAR Corp.(a)	222	5,492
GenMark Diagnostics, Inc.(a)(b)	1,793	9,557
Glaukos Corp.(a)	1,396	80,884
Globus Medical, Inc., Class A(a)	3,072	162,355
Haemonetics Corp.(a)	2,195	229,312
Helius Medical Technologies, Inc.(a)(b)	650	6,656
Hill-Rom Holdings, Inc.	2,817	236,853
ICU Medical, Inc.(a)	663	168,886
Inogen, Inc.(a)	744	141,040
Insulet Corp.(a)	2,486	219,290
Integra LifeSciences Holdings Corp.(a)	3,004	160,924
Invacare Corp.	1,588	20,517
iRadimed Corp.(a)	78	1,947
iRhythm Technologies, Inc.(a)	1,030	79,578
K2M Group Holdings, Inc.(a)	1,770	48,463
Lantheus Holdings, Inc.(a)	1,727	24,126
LeMaitre Vascular, Inc.	761	20,319
LivaNova PLC(a)	2,055	230,139
Masimo Corp.(a)	1,909	220,680
Meridian Bioscience, Inc.	1,854	30,053
Merit Medical Systems, Inc.(a)	2,258	128,977
Natus Medical, Inc.(a)	1,391	41,563
Neogen Corp.(a)	2,120	128,726

13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Neuronetics, Inc.(a)(b)	183	$4,663
Nevro Corp.(a)	1,242	60,560
Novocure Ltd.(a)	3,153	104,490
NuVasive, Inc.(a)	2,173	122,057
Nuvectra Corp.(a)	476	9,525
NxStage Medical, Inc.(a)	2,781	78,925
Ocular Therapeutix, Inc.(a)	1,348	6,686
OraSure Technologies, Inc.(a)	2,582	35,890
Orthofix Medical, Inc.(a)	745	45,311
OrthoPediatrics Corp.(a)(b)	230	7,988
Oxford Immunotec Global PLC(a)	1,237	19,062
Pulse Biosciences, Inc.(a)(b)	243	3,113
Quidel Corp.(a)	1,447	93,129
Rockwell Medical, Inc.(a)(b)	1,532	6,251
RTI Surgical, Inc.(a)	1,973	9,036
SeaSpine Holdings Corp.(a)	431	7,400
Senseonics Holdings, Inc.(a)	3,005	11,149
Sientra, Inc.(a)(b)	1,089	22,423
STAAR Surgical Co.(a)	1,861	74,645
STERIS PLC	3,550	388,050
Surmodics, Inc.(a)	554	35,140
Tactile Systems Technology, Inc.(a)(b)	745	48,783
Tandem Diabetes Care, Inc.(a)	2,155	81,050
TransEnterix, Inc.(a)(b)	7,497	24,515
Utah Medical Products, Inc.	114	9,939
Varex Imaging Corp.(a)	1,638	42,522
Veracyte, Inc.(a)	1,097	16,290
ViewRay, Inc.(a)(b)	2,805	24,263
West Pharmaceutical Services, Inc.	3,104	328,776
Wright Medical Group NV(a)(b)	5,301	143,021

		5,985,112
Health Care Providers & Services — 2.0%
AAC Holdings, Inc.(a)	361	1,989
Acadia Healthcare Co., Inc.(a)(b)	3,676	152,554
Addus HomeCare Corp.(a)	417	27,313
Amedisys, Inc.(a)	1,127	123,970
American Renal Associates Holdings, Inc.(a)	541	10,436
AMN Healthcare Services, Inc.(a)	1,996	101,037
Apollo Medical Holdings, Inc.(a)	95	1,943
BioScrip, Inc.(a)(b)	6,369	17,069
BioTelemetry, Inc.(a)	1,376	79,946
Brookdale Senior Living, Inc.(a)	7,949	70,985
Capital Senior Living Corp.(a)(b)	923	8,307
Chemed Corp.	655	199,336
Civitas Solutions, Inc.(a)	604	8,734
Community Health Systems, Inc.(a)	3,274	10,346
CorVel Corp.(a)	418	24,227
Cross Country Healthcare, Inc.(a)	1,278	11,285
Encompass Health Corp.	4,145	278,958
Ensign Group, Inc.	2,078	76,969
Genesis Healthcare, Inc.(a)(b)	1,693	2,607

Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(a)	2,286	$209,855
HMS Holdings Corp.(a)	3,521	101,475
Integer Holdings Corp.(a)	1,321	98,375
LHC Group, Inc.(a)	1,240	113,373
LifePoint Health, Inc.(a)	1,500	97,290
Magellan Health, Inc.(a)	632	41,118
MEDNAX, Inc.(a)	3,876	160,040
Molina Healthcare, Inc.(a)	2,607	330,489
National Healthcare Corp.	511	40,640
National Research Corp., Class A	521	19,824
Owens & Minor, Inc.	2,590	20,461
Patterson Cos., Inc.	3,455	78,014
Penumbra, Inc.(a)	1,301	176,936
PetIQ, Inc.(a)	563	17,825
Premier, Inc., Class A(a)	2,215	99,675
Providence Service Corp.(a)	477	31,525
Quorum Health Corp.(a)	718	2,858
R1 RCM, Inc.(a)	4,396	37,234
RadNet, Inc.(a)	1,765	26,122
Select Medical Holdings Corp.(a)	4,588	76,069
Surgery Partners, Inc.(a)	700	9,513
Tenet Healthcare Corp.(a)	3,531	90,853
Tivity Health, Inc.(a)	1,709	58,807
Triple-S Management Corp., Class B(a)	1,118	19,185
U.S. Physical Therapy, Inc.	535	57,523
WellCare Health Plans, Inc.(a)	2,145	591,998

		3,815,088
Health Care Technology — 0.8%
athenahealth, Inc.(a)	1,700	216,818
Castlight Health, Inc., Class B(a)	3,068	7,578
Computer Programs & Systems, Inc.	411	10,275
Evolent Health, Inc., Class A(a)(b)	2,901	64,402
HealthStream, Inc.	1,147	30,178
Inovalon Holdings, Inc., Class A(a)	3,030	28,512
Inspire Medical Systems, Inc.(a)(b)	269	10,782
Medidata Solutions, Inc.(a)	2,458	172,797
NantHealth, Inc.(a)(b)	491	761
NextGen Healthcare, Inc.(a)	2,286	33,764
Omnicell, Inc.(a)	1,645	116,301
Simulations Plus, Inc.	471	9,519
Tabula Rasa HealthCare, Inc.(a)	742	54,819
Teladoc, Inc.(a)(b)	2,837	196,718
Veeva Systems, Inc., Class A(a)	5,095	465,428
Vocera Communications, Inc.(a)(b)	1,276	44,290

		1,462,942
Hotels, Restaurants & Leisure — 2.9%
Aramark	10,367	372,383
BBX Capital Corp.	1,633	9,553
Belmond Ltd., Class A(a)	3,810	65,227
Biglari Holdings, Inc., Class A(a)(b)	2	1,500
Biglari Holdings, Inc., Class B(a)	26	3,705

14

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants, Inc.	882	$53,961
Bloomin’ Brands, Inc.	3,542	70,663
Bluegreen Vacations Corp.	220	2,882
Bojangles’, Inc.(a)	638	10,087
Boyd Gaming Corp.	3,848	102,203
Braemar Hotels & Resorts, Inc.	1,064	11,321
Brinker International, Inc.	1,852	80,284
Caesars Entertainment Corp.(a)(b)	26,121	224,379
Carrols Restaurant Group, Inc.(a)(b)	1,638	21,556
Century Casinos, Inc.(a)	1,449	9,042
Cheesecake Factory, Inc.	1,804	87,205
Choice Hotels International, Inc.	1,515	111,201
Churchill Downs, Inc.	313	78,128
Chuy’s Holdings, Inc.(a)(b)	815	19,862
Cracker Barrel Old Country Store, Inc.(b)	813	129,007
Dave & Buster’s Entertainment, Inc.(b)	1,685	100,342
Del Frisco’s Restaurant Group, Inc.(a)	1,274	8,600
Del Taco Restaurants, Inc.(a)	1,092	11,903
Denny’s Corp.(a)	2,750	47,713
Dine Brands Global, Inc.	713	57,782
Domino’s Pizza, Inc.	1,788	480,597
Dunkin’ Brands Group, Inc.	3,536	256,572
El Pollo Loco Holdings, Inc.(a)	845	10,571
Eldorado Resorts, Inc.(a)	2,776	101,324
Empire Resorts, Inc.(a)(b)	81	520
Extended Stay America, Inc.	8,138	132,487
Fiesta Restaurant Group, Inc.(a)	1,056	27,255
Golden Entertainment, Inc.(a)	1,001	18,188
Habit Restaurants, Inc., Class A(a)	779	9,893
Hilton Grand Vacations, Inc.(a)	4,185	112,451
Hyatt Hotels Corp., Class A	1,835	126,982
International Game Technology PLC	4,446	82,473
International Speedway Corp., Class A	1,034	38,785
J Alexander’s Holdings, Inc.(a)	497	5,243
Jack in the Box, Inc.	1,165	91,953
Lindblad Expeditions Holdings, Inc.(a)	819	11,065
Marcus Corp.	684	26,690
Marriott Vacations Worldwide Corp.	1,656	146,539
Monarch Casino & Resort, Inc.(a)	331	12,833
Nathan’s Famous, Inc.	110	8,238
Noodles & Co.(a)(b)	560	5,281
Papa John’s International, Inc.	949	51,758
Penn National Gaming, Inc.(a)	4,720	114,602
Planet Fitness, Inc., Class A(a)	3,746	183,891
PlayAGS, Inc.(a)	1,025	24,856
Potbelly Corp.(a)	878	10,255
RCI Hospitality Holdings, Inc.	372	9,739
Red Lion Hotels Corp.(a)	667	7,290
Red Robin Gourmet Burgers, Inc.(a)	615	18,573
Red Rock Resorts, Inc., Class A	3,190	73,817
Ruth’s Hospitality Group, Inc.	1,270	34,328
Scientific Games Corp., Class A(a)(b)	2,344	52,177

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment, Inc.(a)	2,342	$61,173
Shake Shack, Inc., Class A(a)	1,052	55,640
Six Flags Entertainment Corp.	3,038	163,627
Sonic Corp.	1,470	63,622
Speedway Motorsports, Inc.	440	6,833
Texas Roadhouse, Inc.	2,869	173,460
Town Sports International Holdings, Inc.(a)	352	2,703
Vail Resorts, Inc.	1,703	427,998
Wendy’s Co.	8,112	139,851
Wingstop, Inc.	1,233	77,210
Wyndham Destinations, Inc.	4,188	150,265
Wyndham Hotels & Resorts, Inc.	4,190	206,525
Zoe’s Kitchen, Inc.(a)	714	9,082

		5,515,704
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	398	7,861
Beazer Homes USA, Inc.(a)	1,069	9,418
Cavco Industries, Inc.(a)	362	72,621
Century Communities, Inc.(a)	1,145	24,297
Ethan Allen Interiors, Inc.	853	16,326
Flexsteel Industries, Inc.	216	5,491
GoPro, Inc., Class A(a)	4,944	32,482
Green Brick Partners, Inc.(a)	1,271	11,947
Hamilton Beach Brands Holding Co., Class A	176	4,087
Helen of Troy Ltd.(a)	1,120	139,014
Hooker Furniture Corp.	582	17,035
Hovnanian Enterprises, Inc., Class A(a)	4,413	6,443
Installed Building Products, Inc.(a)	950	28,937
iRobot Corp.(a)	1,127	99,368
KB Home	3,599	71,872
La-Z-Boy, Inc.	1,977	54,961
Leggett & Platt, Inc.	5,564	202,029
LGI Homes, Inc.(a)(b)	781	33,419
Lifetime Brands, Inc.	417	4,316
Lovesac Co.(a)	131	2,494
M/I Homes, Inc.(a)	1,243	30,043
MDC Holdings, Inc.	1,885	52,968
Meritage Homes Corp.(a)	1,659	61,798
NACCO Industries, Inc., Class A	85	2,936
New Home Co., Inc.(a)	238	1,697
NVR, Inc.(a)	134	300,030
PulteGroup, Inc.	10,897	267,739
Roku, Inc.(a)(b)	1,832	101,859
Skyline Champion Corp.	1,267	30,193
Sonos, Inc.(a)(b)	658	8,363
Taylor Morrison Home Corp., Class A(a)	4,970	82,204
Tempur Sealy International, Inc.(a)(b)	1,987	91,819
Toll Brothers, Inc.	5,975	201,118
TopBuild Corp.(a)	1,496	68,248

15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
TRI Pointe Group, Inc.(a)(b)	6,361	$75,696
Tupperware Brands Corp.	2,134	74,903
Turtle Beach Corp.(a)(b)	335	5,946
Universal Electronics, Inc.(a)(b)	633	19,794
Vuzix Corp.(a)(b)	986	5,995
William Lyon Homes, Class A(a)	1,487	20,164
ZAGG, Inc.(a)	960	11,626

		2,359,557
Household Products — 0.2%
Central Garden & Pet Co.(a)	367	11,920
Central Garden & Pet Co., Class A(a)	1,786	52,955
Energizer Holdings, Inc.	2,505	147,219
Oil-Dri Corp. of America	136	4,206
Spectrum Brands Holdings, Inc.(b)	1,725	112,039
WD-40 Co.	579	96,739

		425,078
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)	6,151	13,532
Clearway Energy, Inc., Class A	1,414	27,460
Clearway Energy, Inc., Class C	3,096	60,713
NRG Energy, Inc.	12,879	466,091
Ormat Technologies, Inc.	1,695	86,733
Pattern Energy Group, Inc., Class A	3,500	62,720
TerraForm Power, Inc., Class A	3,226	36,357
Vistra Energy Corp.(a)	17,398	393,717
Vivint Solar, Inc.(a)(b)	1,195	6,202

		1,153,525
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	4,283	250,384
Carlisle Cos., Inc.	2,466	238,191
Raven Industries, Inc.	1,524	66,264
Seaboard Corp.	11	42,515
Standex International Corp.	537	43,561

		640,915
Insurance — 3.6%
Alleghany Corp.	626	376,026
Ambac Financial Group, Inc.(a)	562	11,566
American Equity Investment Life Holding Co.	3,777	117,918
American Financial Group, Inc.	3,046	304,691
American National Insurance Co.	391	48,187
AMERISAFE, Inc.	411	26,752
AmTrust Financial Services, Inc.	4,852	69,578
Argo Group International Holdings Ltd.	1,509	92,970
Aspen Insurance Holdings Ltd.	2,614	109,474
Assurant, Inc.	2,319	225,430
Assured Guaranty Ltd.	4,643	185,627
Axis Capital Holdings Ltd.	3,629	202,462
Brighthouse Financial, Inc.(a)(b)	5,094	201,875

Security	Shares	Value
Insurance (continued)
Brown & Brown, Inc.	10,183	$286,957
Citizens, Inc.(a)(b)	3,237	25,443
CNO Financial Group, Inc.	7,429	140,408
Crawford & Co., Class B	1,196	11,015
Donegal Group, Inc., Class A	959	12,879
eHealth, Inc.(a)(b)	841	28,897
EMC Insurance Group, Inc.	703	16,851
Employers Holdings, Inc.	875	40,215
Enstar Group Ltd.(a)	559	101,514
Erie Indemnity Co., Class A	1,116	144,734
Everest Re Group Ltd.	1,740	379,076
FBL Financial Group, Inc., Class A	554	38,215
FedNat Holding Co.	466	10,033
First American Financial Corp.	2,896	128,380
Genworth Financial, Inc., Class A(a)	21,906	93,758
Global Indemnity Ltd.	303	10,847
Goosehead Insurance, Inc., Class A(a)	365	12,512
Greenlight Capital Re Ltd., Class A(a)	1,912	22,160
Hallmark Financial Services, Inc.(a)	1,083	12,065
Hanover Insurance Group, Inc.	1,862	207,390
HCI Group, Inc.	307	13,407
Health Insurance Innovations, Inc., Class A(a)(b)	451	22,054
Heritage Insurance Holdings, Inc.	796	11,112
Hilltop Holdings, Inc.	3,136	62,406
Horace Mann Educators Corp.	1,735	68,151
Independence Holding Co.	191	6,916
Investors Title Co.	61	11,102
James River Group Holdings Ltd.	1,094	42,119
Kemper Corp.	1,327	99,777
Kingstone Cos., Inc.	376	6,392
Kinsale Capital Group, Inc.	935	55,829
Maiden Holdings Ltd.	1,008	3,538
MBIA, Inc.(a)(b)	3,897	38,580
Mercury General Corp.	1,210	71,765
National General Holdings Corp.	2,869	79,930
National Western Life Group, Inc., Class A	131	35,276
Navigators Group, Inc.	873	60,368
NI Holdings, Inc.(a)	680	10,635
Old Republic International Corp.	12,428	274,037
Primerica, Inc.	854	93,718
ProAssurance Corp.	2,238	98,293
Protective Insurance Corp., Class B	810	18,671
Reinsurance Group of America, Inc.	2,699	384,257
RenaissanceRe Holdings Ltd.	1,748	213,536
RLI Corp.	1,654	122,280
Safety Insurance Group, Inc.	729	60,711
Selective Insurance Group, Inc.	1,544	100,128
State Auto Financial Corp.	890	28,293
Stewart Information Services Corp.	987	40,743
Third Point Reinsurance Ltd.(a)	3,837	42,437
Torchmark Corp.	4,583	387,997

16

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Trupanion, Inc.(a)(b)	1,162	$29,352
United Fire Group, Inc.	312	16,795
United Insurance Holdings Corp.	1,144	22,560
Universal Insurance Holdings, Inc.	1,392	58,436
W.R. Berkley Corp.	4,155	315,365
White Mountains Insurance Group Ltd.	141	125,020

		6,827,891
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A(a)	925	9,666
Duluth Holdings, Inc., Class B(a)	269	8,266
Etsy, Inc.(a)(b)	5,044	214,471
Gaia, Inc.(a)(b)	473	6,911
Groupon, Inc.(a)	18,961	62,003
Lands’ End, Inc.(a)	436	7,111
Liberty Expedia Holdings, Inc., Class A(a)	2,312	100,387
Liberty TripAdvisor Holdings, Inc., Series A(a)	3,091	44,572
Nutrisystem, Inc.	1,253	44,557
Overstock.com, Inc.(a)(b)	994	19,999
PetMed Express, Inc.	684	19,111
Shutterfly, Inc.(a)	1,397	69,850
TripAdvisor, Inc.(a)(b)	4,436	231,293
Wayfair, Inc., Class A(a)	2,428	267,784

		1,105,981
Internet Software & Services — 2.9%
Alarm.com Holdings, Inc.(a)(b)	1,301	57,868
Alteryx, Inc., Class A(a)(b)	1,233	65,337
Amber Road, Inc.(a)	753	6,702
Appfolio, Inc., Class A(a)	638	36,430
Apptio, Inc., Class A(a)	1,479	38,306
Benefitfocus, Inc.(a)	976	34,677
Blucora, Inc.(a)	2,013	58,216
Box, Inc., Class A(a)	5,249	94,482
Brightcove, Inc.(a)	1,162	9,319
Carbonite, Inc.(a)	1,352	46,252
Cardlytics, Inc.(a)(b)	146	3,089
Care.com, Inc.(a)	993	17,477
Cargurus, Inc.(a)	2,107	93,593
Cars.com, Inc.(a)(b)	2,958	77,233
ChannelAdvisor Corp.(a)	1,328	15,378
Chegg, Inc.(a)	4,604	125,597
Cimpress NV(a)(b)	932	116,491
Cision Ltd.(a)	2,306	34,106
Cloudera, Inc.(a)	4,396	60,489
Cornerstone OnDemand, Inc.(a)	2,334	114,950
Coupa Software, Inc.(a)	2,253	146,062
DocuSign, Inc.(a)	1,413	59,261
eGain Corp.(a)	441	3,294
Endurance International Group Holdings, Inc.(a)(b)	3,059	30,192
Envestnet, Inc.(a)	1,876	97,590

Security	Shares	Value
Internet Software & Services (continued)
Five9, Inc.(a)	2,425	$95,448
Fusion Connect, Inc.(a)(b)	820	2,042
GoDaddy, Inc., Class A(a)	6,805	497,922
Gogo, Inc.(a)	1,962	11,223
GrubHub, Inc.(a)(b)	3,828	355,009
GTT Communications, Inc.(a)(b)	1,796	64,476
Hortonworks, Inc.(a)	3,008	53,723
Instructure, Inc.(a)(b)	1,352	50,484
Internap Corp.(a)	842	7,216
j2 Global, Inc.	1,963	142,985
Leaf Group Ltd.(a)	511	4,471
LendingClub Corp.(a)	13,742	44,387
Limelight Networks, Inc.(a)(b)	5,189	20,912
Liquidity Services, Inc.(a)	926	5,500
LivePerson, Inc.(a)	2,487	56,206
LogMeIn, Inc.	2,189	188,517
Match Group, Inc.(a)(b)	2,185	113,008
Meet Group, Inc.(a)	2,627	11,585
MINDBODY, Inc., Class A(a)(b)	1,858	59,159
New Relic, Inc.(a)	1,875	167,344
NIC, Inc.	2,713	36,110
Nutanix, Inc., Class A(a)	4,526	187,874
Okta, Inc.(a)	3,640	212,430
Pandora Media, Inc.(a)	10,894	92,599
Perficient, Inc.(a)	1,459	36,504
Q2 Holdings, Inc.(a)	1,571	83,624
QuinStreet, Inc.(a)	1,717	27,300
Quotient Technology, Inc.(a)	3,485	44,852
Remark Holdings, Inc.(a)(b)	693	1,573
SendGrid, Inc.(a)	1,231	44,710
ShotSpotter, Inc.(a)	248	9,593
Shutterstock, Inc.	811	33,154
SPS Commerce, Inc.(a)	720	67,025
Stamps.com, Inc.(a)	741	149,808
TechTarget, Inc.(a)	744	15,118
Telaria, Inc.(a)(b)	1,096	3,211
Trade Desk, Inc., Class A(a)	1,371	169,387
Travelzoo(a)	191	1,465
TrueCar, Inc.(a)	3,953	44,985
Tucows, Inc., Class A(a)(b)	435	21,828
Twilio, Inc., Class A(a)	3,041	228,744
Veritone, Inc.(a)	209	1,442
XO Group, Inc.(a)	1,027	35,544
Yelp, Inc.(a)	3,419	146,402
Yext, Inc.(a)	3,438	66,078
Zillow Group, Inc., Class A(a)	2,408	97,211
Zillow Group, Inc., Class C(a)(b)	5,125	206,333

		5,458,912
IT Services — 2.4%
Black Knight, Inc.(a)	6,036	294,376
Booz Allen Hamilton Holding Corp.	5,890	291,791
CACI International, Inc., Class A(a)	1,037	185,063
Cardtronics PLC, Class A(a)	1,682	45,683

17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Cass Information Systems, Inc.	529	$34,967
Conduent, Inc.(a)	8,094	154,595
ConvergeOne Holdings, Inc.	877	8,174
CoreLogic, Inc.(a)	3,465	140,748
CSG Systems International, Inc.	1,404	49,280
EPAM Systems, Inc.(a)	2,157	257,697
Euronet Worldwide, Inc.(a)	2,091	232,477
Everi Holdings, Inc.(a)	3,033	21,838
EVERTEC, Inc.	2,599	67,782
Evo Payments, Inc., Class A(a)	579	13,745
Exela Technologies, Inc.(a)(b)	1,604	9,784
ExlService Holdings, Inc.(a)	1,407	90,189
Forrester Research, Inc.	376	15,145
Genpact Ltd.	6,272	171,916
Hackett Group, Inc.	1,135	23,233
Information Services Group, Inc.(a)	1,079	4,435
Jack Henry & Associates, Inc.	3,247	486,498
Leidos Holdings, Inc.	6,056	392,308
LiveRamp Holdings, Inc.(a)	3,245	148,232
ManTech International Corp., Class A	1,108	63,466
MAXIMUS, Inc.	2,693	174,964
MoneyGram International, Inc.(a)	1,192	5,054
Perspecta, Inc.	6,085	149,022
PFSweb, Inc.(a)	384	2,723
Presidio, Inc.	1,124	15,062
PRGX Global, Inc.(a)(b)	790	6,778
Sabre Corp.	10,764	265,333
Science Applications International Corp.	1,786	124,145
ServiceSource International, Inc.(a)	1,592	2,117
Switch, Inc., Class A(b)	1,298	11,513
Teradata Corp.(a)	5,073	184,657
Travelport Worldwide Ltd.	5,373	80,380
TTEC Holdings, Inc.	493	12,286
Unisys Corp.(a)(b)	2,147	39,526
Virtusa Corp.(a)	1,211	60,053
WEX, Inc.(a)	1,755	308,810

		4,645,845
Leisure Products — 0.5%
Brunswick Corp.	3,690	191,843
Callaway Golf Co.	3,973	85,022
Clarus Corp.	612	5,998
Escalade, Inc.	361	4,224
Johnson Outdoors, Inc., Class A	237	17,849
Malibu Boats, Inc., Class A(a)	865	34,773
Marine Products Corp.	266	5,418
Mattel, Inc.(a)	14,673	199,259
MCBC Holdings, Inc.(a)	825	24,486
Nautilus, Inc.(a)	1,044	12,768
Polaris Industries, Inc.	2,491	221,649
Sturm Ruger & Co., Inc.	424	25,181
Vista Outdoor, Inc.(a)	2,430	30,375

		858,845

Security	Shares	Value
Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics, Inc.(a)	1,155	$17,256
Bio-Rad Laboratories, Inc., Class A(a)	895	244,201
Bio-Techne Corp.	1,600	268,352
Bruker Corp.	4,282	134,155
Cambrex Corp.(a)	1,400	74,606
Charles River Laboratories International, Inc.(a)	2,050	249,731
ChromaDex Corp.(a)(b)	993	3,456
Enzo Biochem, Inc.(a)	1,603	5,322
Fluidigm Corp.(a)(b)	925	6,660
Harvard Bioscience, Inc.(a)(b)	1,463	5,793
Luminex Corp.	1,760	50,635
Medpace Holdings, Inc.(a)	939	48,922
NanoString Technologies, Inc.(a)	913	14,069
NeoGenomics, Inc.(a)	2,717	50,101
Pacific Biosciences of California, Inc.(a)(b)	5,651	25,147
PerkinElmer, Inc.	4,722	408,359
PRA Health Sciences, Inc.(a)	2,458	238,106
QIAGEN NV(a)	9,579	347,718
Quanterix Corp.(a)	263	4,605
Syneos Health, Inc.(a)	2,647	120,783

		2,317,977
Machinery — 4.3%
Actuant Corp., Class A	2,629	62,702
AGCO Corp.	2,834	158,817
Alamo Group, Inc.	410	35,145
Albany International Corp., Class A	1,220	85,376
Allison Transmission Holdings, Inc.	4,855	214,008
Altra Industrial Motion Corp.	2,552	82,353
American Railcar Industries, Inc.	306	21,392
Astec Industries, Inc.	974	36,632
Barnes Group, Inc.	2,023	114,502
Blue Bird Corp.(a)	512	9,528
Briggs & Stratton Corp.	1,818	26,416
Chart Industries, Inc.(a)	1,303	88,669
CIRCOR International, Inc.	732	23,797
Colfax Corp.(a)	3,703	103,795
Columbus McKinnon Corp.	945	34,710
Commercial Vehicle Group, Inc.(a)	1,253	8,383
Crane Co.	2,110	183,654
DMC Global, Inc.	649	25,019
Donaldson Co., Inc.	5,508	282,450
Douglas Dynamics, Inc.	947	41,090
Eastern Co.	189	5,349
Energy Recovery, Inc.(a)(b)	1,277	9,578
EnPro Industries, Inc.	856	53,243
ESCO Technologies, Inc.	1,087	66,546
Federal Signal Corp.	2,528	55,591
Flowserve Corp.	5,559	255,158
FreightCar America, Inc.(a)	408	5,834
Gardner Denver Holdings, Inc.(a)	4,536	122,744

18

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Gates Industrial Corp. PLC(a)	1,939	$29,182
Gencor Industries, Inc.(a)	326	3,710
Global Brass & Copper Holdings, Inc.	747	23,620
Gorman-Rupp Co.	767	26,462
Graco, Inc.	6,978	283,516
Graham Corp.	362	8,909
Greenbrier Cos., Inc.	1,336	63,393
Harsco Corp.(a)	3,397	93,316
Hurco Cos., Inc.	219	8,922
Hyster-Yale Materials Handling, Inc.	366	22,125
IDEX Corp.	3,238	410,643
ITT, Inc.	3,703	187,002
John Bean Technologies Corp.	1,322	137,448
Kadant, Inc.	468	46,192
Kennametal, Inc.	3,451	122,338
LB Foster Co., Class A(a)	358	6,508
Lincoln Electric Holdings, Inc.	2,669	215,949
Lindsay Corp.	460	43,985
Lydall, Inc.(a)	585	17,474
Manitex International, Inc.(a)(b)	362	3,091
Manitowoc Co., Inc.(a)	1,540	28,151
Meritor, Inc.(a)	3,510	59,635
Middleby Corp.(a)(b)	2,325	261,097
Milacron Holdings Corp.(a)	2,982	41,748
Miller Industries, Inc.	420	10,151
Mueller Industries, Inc.	2,411	58,708
Mueller Water Products, Inc., Series A	6,586	67,572
Navistar International Corp.(a)	2,094	70,128
NN, Inc.	943	10,939
Nordson Corp.	2,454	301,032
Omega Flex, Inc.	109	6,595
Oshkosh Corp.	3,083	173,080
Pentair PLC	6,716	269,647
Proto Labs, Inc.(a)	1,149	137,248
RBC Bearings, Inc.(a)	1,012	149,452
REV Group, Inc.	1,005	10,965
Rexnord Corp.(a)	4,418	118,447
Snap-on, Inc.	2,367	364,376
SPX Corp.(a)	1,859	54,506
SPX FLOW, Inc.(a)	1,798	61,546
Sun Hydraulics Corp.	1,218	56,515
Tennant Co.	766	46,818
Terex Corp.	2,814	93,959
Timken Co.	2,909	115,051
Titan International, Inc.	1,771	12,503
Toro Co.	4,349	244,979
TriMas Corp.(a)	2,008	59,136
Trinity Industries, Inc.	6,170	176,154
Twin Disc, Inc.(a)	263	5,031
Valmont Industries, Inc.	949	117,970
Wabash National Corp.	2,411	36,406

Security	Shares	Value
Machinery (continued)
WABCO Holdings, Inc.(a)	2,248	$241,548
Wabtec Corp.	3,643	298,799
Watts Water Technologies, Inc., Class A	1,174	82,239
Welbilt, Inc.(a)(b)	5,568	104,233
Woodward, Inc.	2,262	166,574

		8,079,204
Marine — 0.2%
Costamare, Inc.	1,776	9,413
Eagle Bulk Shipping, Inc.(a)	1,677	8,368
Genco Shipping & Trading Ltd.(a)	201	2,215
Kirby Corp.(a)	2,512	180,713
Matson, Inc.	1,784	62,583
Safe Bulkers, Inc.(a)	1,654	4,185
Scorpio Bulkers, Inc.	2,823	17,954

		285,431
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A	2,205	42,468
AMC Networks, Inc., Class A(a)(b)	1,867	109,369
Beasley Broadcasting Group, Inc., Class A	182	1,214
Boston Omaha Corp., Class A(a)(b)	140	3,875
Cable One, Inc.	182	163,025
Central European Media Enterprises Ltd., Class A(a)	2,800	9,464
Cinemark Holdings, Inc.	4,557	189,434
Clear Channel Outdoor Holdings, Inc., Class A	1,208	7,031
Daily Journal Corp.(a)(b)	43	10,193
Emerald Expositions Events, Inc.	858	12,544
Entercom Communications Corp., Class A	5,532	35,903
Entravision Communications Corp., Class A	2,226	10,996
Eros International PLC(a)(b)	1,239	12,365
EW Scripps Co., Class A	2,024	34,044
Fluent, Inc.(a)(b)	391	946
Gannett Co., Inc.	4,815	46,705
GCI Liberty, Inc., Class A(a)	4,302	203,614
Gray Television, Inc.(a)	3,410	59,027
Hemisphere Media Group, Inc.(a)	576	7,759
IMAX Corp.(a)	2,307	44,663
Interpublic Group of Cos., Inc.	16,298	377,462
John Wiley & Sons, Inc., Class A	1,899	103,002
Liberty Latin America Ltd., Class A(a)	1,839	33,065
Liberty Latin America Ltd., Class C(a)	4,788	86,232
Liberty Media Corp.-Liberty Braves, Class A(a)	377	9,727
Liberty Media Corp.-Liberty Braves, Class C(a)	1,627	42,139

19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	1,312	$41,577
Liberty Media Corp.-Liberty Formula One, Class C(a)	8,168	270,197
Lions Gate Entertainment Corp., Class A	2,047	39,221
Lions Gate Entertainment Corp., Class B	4,287	76,266
Live Nation Entertainment, Inc.(a)	5,866	306,792
LiveXLive Media, Inc.(a)(b)	126	373
Madison Square Garden Co., Class A(a)	785	217,147
MDC Partners, Inc., Class A(a)	1,584	3,912
Meredith Corp.	1,685	86,879
MSG Networks, Inc., Class A(a)	2,537	64,820
National CineMedia, Inc.	3,315	29,669
New Media Investment Group, Inc.	2,563	36,010
New York Times Co., Class A	5,586	147,470
Nexstar Media Group, Inc., Class A	1,909	142,965
Reading International, Inc., Class A(a)	671	9,743
Saga Communications, Inc., Class A	117	4,100
Scholastic Corp.	1,211	52,533
Sinclair Broadcast Group, Inc., Class A	3,062	87,696
TEGNA, Inc.	9,303	107,357
TiVo Corp.	5,212	57,332
Tribune Media Co., Class A	3,762	142,994
Tribune Publishing Co.(a)	571	8,616
WideOpenWest, Inc.(a)	983	9,574
World Wrestling Entertainment, Inc., Class A	1,819	132,041

		3,731,550
Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	13,562	50,180
Alcoa Corp.(a)	7,911	276,806
Allegheny Technologies, Inc.(a)	5,333	138,071
Carpenter Technology Corp.	1,974	86,086
Century Aluminum Co.(a)	2,434	19,326
Cleveland-Cliffs, Inc.(a)	12,566	135,210
Coeur Mining, Inc.(a)	7,894	37,733
Commercial Metals Co.	4,938	94,118
Compass Minerals International, Inc.	1,431	69,418
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	1,810	7,837
Haynes International, Inc.	442	12,800
Hecla Mining Co.	19,546	46,910
Kaiser Aluminum Corp.	666	63,517
Materion Corp.	842	47,851
Olympic Steel, Inc.	326	6,148
Ramaco Resources, Inc.(a)	82	611
Reliance Steel & Aluminum Co.	2,920	230,447
Royal Gold, Inc.	2,768	212,112
Ryerson Holding Corp.(a)	675	6,197
Schnitzer Steel Industries, Inc., Class A	1,110	29,859
Steel Dynamics, Inc.	9,537	377,665

Security	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.(a)	2,814	$31,517
Synalloy Corp.	335	6,194
Tahoe Resources, Inc.(a)	13,199	31,282
TimkenSteel Corp.(a)	1,865	21,690
U.S. Silica Holdings, Inc.	3,297	46,158
United States Steel Corp.	7,495	198,842
Universal Stainless & Alloy Products, Inc.(a)	310	6,088
Warrior Met Coal, Inc.	1,816	50,848
Worthington Industries, Inc.	1,777	74,421

		2,415,942
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	19,917	355,319
Colony Credit Real Estate, Inc.	3,575	76,291
Drive Shack, Inc.(a)	2,062	11,011
Exantas Capital Corp.	1,066	12,089
Front Yard Residential Corp.	2,356	21,840
Granite Point Mortgage Trust, Inc.	1,925	35,824
KKR Real Estate Finance Trust, Inc.	662	13,293
Ready Capital Corp.	685	10,494
TPG RE Finance Trust, Inc.	1,543	30,582
Two Harbors Investment Corp.	10,275	150,940

		717,683
Multi-Utilities — 0.6%
Avista Corp.	2,776	142,742
Black Hills Corp.	2,266	134,827
MDU Resources Group, Inc.	8,323	207,742
NorthWestern Corp.	2,109	123,925
SCANA Corp.	6,060	242,703
Vectren Corp.	3,542	253,359

		1,105,298
Multiline Retail — 1.0%
Big Lots, Inc.	1,691	70,210
Burlington Stores, Inc.(a)	2,827	484,802
Dillard’s, Inc., Class A(b)	490	34,506
FirstCash, Inc.	1,856	149,223
JC Penney Co., Inc.(a)(b)	14,890	21,888
Kohl’s Corp.	7,078	536,017
Nordstrom, Inc.	4,986	327,929
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,101	195,183

		1,819,758
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	3,710	67,559

Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp.(a)	5,752	10,584
Adams Resources & Energy, Inc.	43	1,744
Alta Mesa Resources, Inc., Class A(a)(b)	3,445	10,852
Amyris, Inc.(a)	1,323	9,856

20

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.(a)(b)	10,262	$163,063
Approach Resources, Inc.(a)	864	1,443
Arch Coal, Inc., Class A	772	74,035
Ardmore Shipping Corp.(a)	1,172	7,571
Berry Petroleum Corp.	520	7,280
Bonanza Creek Energy, Inc.(a)	885	22,789
California Resources Corp.(a)	1,912	59,922
Callon Petroleum Co.(a)	9,680	96,510
Centennial Resource Development, Inc., Class A(a)	7,792	149,295
Chesapeake Energy Corp.(a)	38,338	134,566
Clean Energy Fuels Corp.(a)	4,708	10,405
Cloud Peak Energy, Inc.(a)	2,259	3,863
CNX Resources Corp.(a)	8,951	140,083
CONSOL Energy, Inc.(a)	1,187	47,290
CVR Energy, Inc.	568	24,424
Delek US Holdings, Inc.	3,525	129,438
Denbury Resources, Inc.(a)	19,467	67,161
DHT Holdings, Inc.	4,372	21,991
Dorian LPG Ltd.(a)	873	6,940
Earthstone Energy, Inc., Class A(a)(b)	661	5,440
Eclipse Resources Corp.(a)	1,891	2,156
Energen Corp.(a)	3,724	268,016
Energy Fuels, Inc.(a)	2,711	9,136
EP Energy Corp., Class A(a)	1,035	1,863
Evolution Petroleum Corp.	880	9,064
Extraction Oil & Gas, Inc.(a)	4,795	38,312
Frontline Ltd.(a)	3,539	25,304
GasLog Ltd.	1,753	35,866
Golar LNG Ltd.	4,017	107,575
Goodrich Petroleum Corp.(a)	250	3,767
Green Plains, Inc.	1,699	28,951
Gulfport Energy Corp.(a)	7,432	67,706
Halcon Resources Corp.(a)(b)	6,353	21,092
Hallador Energy Co.	314	2,060
HighPoint Resources Corp.(a)	3,876	14,419
HollyFrontier Corp.	6,859	462,571
International Seaways, Inc.(a)(b)	1,021	21,962
Isramco, Inc.(a)	7	762
Jagged Peak Energy, Inc.(a)	2,804	34,545
Kosmos Energy Ltd.(a)	10,301	66,853
Laredo Petroleum, Inc.(a)	6,690	35,056
Lilis Energy, Inc.(a)(b)	1,888	5,098
Matador Resources Co.(a)	4,478	129,145
Midstates Petroleum Co., Inc.(a)	417	3,007
Murphy Oil Corp.	7,007	223,243
Murphy USA, Inc.(a)	1,262	101,755
Newfield Exploration Co.(a)	8,530	172,306
Nordic American Tankers Ltd.(b)	6,663	17,257
Northern Oil and Gas, Inc.(a)(b)	8,750	25,725
Oasis Petroleum, Inc.(a)	11,447	115,157
Overseas Shipholding Group, Inc., Class A(a)	2,465	7,740
Panhandle Oil and Gas, Inc., Class A	595	10,585

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	1,408	$24,893
Parsley Energy, Inc., Class A(a)	11,255	263,592
PBF Energy, Inc., Class A	5,039	210,882
PDC Energy, Inc.(a)	2,828	120,049
Peabody Energy Corp.	3,311	117,375
Penn Virginia Corp.(a)	528	36,316
QEP Resources, Inc.(a)(b)	10,100	89,991
Range Resources Corp.	9,001	142,666
Renewable Energy Group, Inc.(a)	1,558	48,423
Resolute Energy Corp.(a)(b)	975	27,134
REX American Resources Corp.(a)	204	15,131
Ring Energy, Inc.(a)	2,761	19,686
Rosehill Resources, Inc.(a)	205	1,078
Sanchez Energy Corp.(a)(b)	1,763	2,927
SandRidge Energy, Inc.(a)	1,091	9,764
Scorpio Tankers, Inc.	13,546	24,247
SemGroup Corp., Class A	3,434	63,495
Ship Finance International Ltd.	3,619	45,237
SilverBow Resources, Inc.(a)	271	7,116
SM Energy Co.	4,743	115,445
Southwestern Energy Co.(a)	24,970	133,340
SRC Energy, Inc.(a)(b)	10,331	73,143
Talos Energy, Inc.(a)	954	24,861
Targa Resources Corp.	9,448	488,178
Teekay Corp.(b)	3,238	21,468
Teekay Tankers Ltd., Class A	6,517	7,234
Tellurian, Inc.(a)(b)	3,745	29,960
Ultra Petroleum Corp.(a)(b)	6,019	7,223
Uranium Energy Corp.(a)(b)	6,337	8,428
W&T Offshore, Inc.(a)	4,071	27,439
Whiting Petroleum Corp.(a)	3,828	142,784
WildHorse Resource Development Corp.(a)	1,219	25,855
World Fuel Services Corp.	2,835	90,720
WPX Energy, Inc.(a)	17,025	273,081
Zion Oil & Gas, Inc.(a)	1,330	1,490

		6,015,250
Paper & Forest Products — 0.3%
Boise Cascade Co.	1,640	50,495
Clearwater Paper Corp.(a)	564	13,615
Domtar Corp.	2,623	121,471
KapStone Paper and Packaging Corp.	3,714	129,990
Louisiana-Pacific Corp.	6,012	130,881
Neenah, Inc.	703	56,563
PH Glatfelter Co.	1,844	33,008
Schweitzer-Mauduit International, Inc.	1,302	41,560
Verso Corp., Class A(a)	1,451	40,788

		618,371
Personal Products — 0.4%
Edgewell Personal Care Co.(a)	2,305	110,594
elf Beauty, Inc.(a)(b)	776	8,233
Herbalife Nutrition Ltd.(a)	4,607	245,369

21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products (continued)
Inter Parfums, Inc.	742	$43,771
Medifast, Inc.	493	104,358
Natural Health Trends Corp.	259	5,890
Nature’s Sunshine Products, Inc.(a)	227	2,009
Nu Skin Enterprises, Inc., Class A	2,334	163,893
Revlon, Inc., Class A(a)(b)	354	7,434
USANA Health Sciences, Inc.(a)	535	62,606

		754,157
Pharmaceuticals — 1.3%
Achaogen, Inc.(a)	681	2,622
Aclaris Therapeutics, Inc.(a)	1,425	16,943
Aerie Pharmaceuticals, Inc.(a)(b)	1,541	81,950
Akcea Therapeutics, Inc.(a)(b)	427	9,531
Akorn, Inc.(a)	4,072	27,160
Amneal Pharmaceuticals, Inc.(a)(b)	3,699	68,247
Amphastar Pharmaceuticals, Inc.(a)(b)	1,641	29,456
Ampio Pharmaceuticals, Inc.(a)(b)	2,040	938
ANI Pharmaceuticals, Inc.(a)	293	14,219
Aquestive Therapeutics, Inc.(a)	164	2,481
Aratana Therapeutics, Inc.(a)(b)	2,362	14,030
Assembly Biosciences, Inc.(a)	992	22,697
Assertio Therapeutics, Inc.(a)	2,015	9,783
Catalent, Inc.(a)	6,162	248,575
Clearside Biomedical, Inc.(a)	845	4,580
Collegium Pharmaceutical, Inc.(a)(b)	1,356	21,764
Corcept Therapeutics, Inc.(a)(b)	4,156	48,833
Corium International, Inc.(a)(b)	1,333	16,862
Cymabay Therapeutics, Inc.(a)	2,598	27,409
Dermira, Inc.(a)(b)	1,255	15,750
Dova Pharmaceuticals, Inc.(a)(b)	424	7,869
Durect Corp.(a)	6,186	6,186
Eloxx Pharmaceuticals, Inc.(a)	762	9,167
Endo International PLC(a)	9,472	160,456
Endocyte, Inc.(a)	2,771	65,534
Evolus, Inc.(a)	252	3,735
Heska Corp.(a)	231	23,151
Horizon Pharma PLC(a)	7,055	128,472
Innovate Biopharmaceuticals, Inc.(a)	476	2,004
Intersect ENT, Inc.(a)	1,293	36,282
Intra-Cellular Therapies, Inc.(a)	1,957	33,230
Jazz Pharmaceuticals PLC(a)	2,511	398,797
Kala Pharmaceuticals, Inc.(a)	339	2,458
Lannett Co., Inc.(a)(b)	798	2,921
Liquidia Technologies, Inc.(a)	145	2,375
Mallinckrodt PLC(a)(b)	3,481	87,234
Marinus Pharmaceuticals, Inc.(a)	1,402	6,561
Medicines Co.(a)(b)	2,967	69,012
Melinta Therapeutics, Inc.(a)	1,003	2,638
Menlo Therapeutics, Inc.(a)	143	872
MyoKardia, Inc.(a)(b)	1,447	76,604
Neos Therapeutics, Inc.(a)	679	2,125
Odonate Therapeutics, Inc.(a)(b)	155	2,248

Security	Shares	Value
Pharmaceuticals (continued)
Omeros Corp.(a)(b)	1,976	$30,174
Optinose, Inc.(a)	629	6,655
Pacira Pharmaceuticals, Inc.(a)	1,697	82,966
Paratek Pharmaceuticals, Inc.(a)(b)	1,044	7,778
Phibro Animal Health Corp., Class A	882	37,855
Prestige Consumer Healthcare, Inc.(a)	2,225	80,456
Reata Pharmaceuticals, Inc., Class A(a)(b)	799	47,085
resTORbio, Inc.(a)(b)	173	1,913
Revance Therapeutics, Inc.(a)	1,485	32,328
scPharmaceuticals, Inc.(a)	178	762
Sienna Biopharmaceuticals, Inc.(a)	582	5,372
SIGA Technologies, Inc.(a)	1,794	8,665
Supernus Pharmaceuticals, Inc.(a)	2,085	99,163
Teligent, Inc.(a)(b)	1,583	5,081
TherapeuticsMD, Inc.(a)(b)	7,955	38,900
Theravance Biopharma, Inc.(a)(b)	1,860	45,142
Tricida, Inc.(a)	412	11,124
Verrica Pharmaceuticals, Inc.(a)	174	2,297
WaVe Life Sciences Ltd.(a)(b)	757	35,344
Xeris Pharmaceuticals, Inc.(a)(b)	186	4,077
Zogenix, Inc.(a)	1,789	74,709
Zomedica Pharmaceuticals Corp.(a)(b)	1,476	2,539

		2,474,146
Producer Durables: Miscellaneous — 0.0%
PROS Holdings, Inc.(a)	1,350	44,442

Professional Services — 1.1%
Acacia Research Corp.(a)	169	554
ASGN, Inc.(a)	2,144	143,819
Barrett Business Services, Inc.	337	21,204
BG Staffing, Inc.	264	6,822
CBIZ, Inc.(a)	2,201	48,818
CRA International, Inc.	274	11,549
Dun & Bradstreet Corp.	1,575	224,091
Exponent, Inc.	2,177	109,851
Franklin Covey Co.(a)	384	8,578
FTI Consulting, Inc.(a)	1,599	110,507
GP Strategies Corp.(a)	562	8,211
Heidrick & Struggles International, Inc.	665	22,949
Huron Consulting Group, Inc.(a)	955	52,038
ICF International, Inc.	766	56,408
Insperity, Inc.	1,609	176,749
Kelly Services, Inc., Class A	1,300	30,537
Kforce, Inc.	986	30,388
Korn/Ferry International	2,424	109,419
ManpowerGroup, Inc.	2,748	209,645
Mistras Group, Inc.(a)	624	12,418
Navigant Consulting, Inc.	1,889	40,802
Paylocity Holding Corp.(a)	1,230	80,922
Resources Connection, Inc.	1,377	22,473
Robert Half International, Inc.	5,090	308,098

22

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.(a)	1,843	$86,603
TrueBlue, Inc.(a)	1,723	40,198
WageWorks, Inc.(a)(b)	1,701	67,717
Willdan Group, Inc.(a)	323	9,755

		2,051,123
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	2,964	57,917
Altisource Portfolio Solutions SA(a)	384	9,688
CareTrust REIT, Inc.	1,877	33,148
Consolidated-Tomoka Land Co.	132	7,645
Cushman & Wakefield PLC(a)	2,010	32,683
Essential Properties Realty Trust, Inc.	1,683	22,889
Forestar Group, Inc.(a)	458	8,244
FRP Holdings, Inc.(a)	351	17,013
Global Medical REIT, Inc.	622	5,698
Howard Hughes Corp.(a)	1,663	185,458
Jones Lang LaSalle, Inc.	1,918	253,675
Kennedy-Wilson Holdings, Inc.	5,389	102,283
Maui Land & Pineapple Co., Inc.(a)	141	1,589
Newmark Group, Inc., Class A	811	7,899
RE/MAX Holdings, Inc., Class A	786	29,389
Realogy Holdings Corp.(b)	5,261	100,327
Redfin Corp.(a)(b)	3,390	52,375
RMR Group, Inc., Class A	323	24,509
St. Joe Co.(a)(b)	1,669	25,352
Stratus Properties, Inc.(a)	267	7,703
Tejon Ranch Co.(a)	1,022	19,418
Transcontinental Realty Investors, Inc.(a)	13	443
Trinity Place Holdings, Inc.(a)(b)	516	2,755

		1,008,100
Road & Rail — 0.6%
AMERCO	297	96,965
ArcBest Corp.	1,089	40,424
Avis Budget Group, Inc.(a)	2,831	79,608
Covenant Transportation Group, Inc., Class A(a)	447	11,188
Daseke, Inc.(a)	1,478	8,986
Genesee & Wyoming, Inc., Class A(a)	2,513	199,105
Heartland Express, Inc.	2,036	39,641
Hertz Global Holdings, Inc.(a)	2,340	32,175
Knight-Swift Transportation Holdings, Inc.	5,470	175,040
Landstar System, Inc.	1,732	173,356
Marten Transport Ltd.	1,686	32,472
PAM Transportation Services, Inc.(a)(b)	74	4,338
Ryder System, Inc.	2,202	121,793
Saia, Inc.(a)(b)	1,092	68,643
Schneider National, Inc., Class B	1,998	43,696
Universal Logistics Holdings, Inc.	322	8,749
US Xpress Enterprises, Inc., Class A(a)	818	7,877
USA Truck, Inc.(a)	314	6,176

Security	Shares	Value
Road & Rail (continued)
Werner Enterprises, Inc.	2,030	$65,346
YRC Worldwide, Inc.(a)	1,184	9,780

		1,225,358
Semiconductors & Semiconductor Equipment — 2.3%
Acacia Communications, Inc.(a)(b)	1,179	40,640
ACM Research, Inc., Class A(a)	246	2,349
Adesto Technologies Corp.(a)	449	1,791
Advanced Energy Industries, Inc.(a)	1,666	71,688
Advanced Micro Devices, Inc.(a)	38,539	701,795
Alpha & Omega Semiconductor Ltd.(a)	788	7,305
Ambarella, Inc.(a)(b)	1,393	48,449
Amkor Technology, Inc.(a)(b)	4,340	31,031
Aquantia Corp.(a)	809	7,734
Axcelis Technologies, Inc.(a)	1,426	24,613
AXT, Inc.(a)(b)	1,499	9,878
Brooks Automation, Inc.	2,931	90,949
Cabot Microelectronics Corp.	1,071	104,551
CEVA, Inc.(a)(b)	1,006	24,788
Cirrus Logic, Inc.(a)	2,585	96,782
Cohu, Inc.	1,669	34,715
Cree, Inc.(a)	4,259	165,334
Cypress Semiconductor Corp.	15,253	197,374
Diodes, Inc.(a)	1,710	51,625
Entegris, Inc.	6,008	159,452
First Solar, Inc.(a)	3,479	145,422
FormFactor, Inc.(a)	3,202	39,192
Ichor Holdings Ltd.(a)(b)	1,170	20,767
Impinj, Inc.(a)(b)	549	10,760
Inphi Corp.(a)(b)	1,868	59,776
Integrated Device Technology, Inc.(a)	5,470	256,051
Kopin Corp.(a)(b)	2,243	5,002
Lattice Semiconductor Corp.(a)	5,090	30,591
MACOM Technology Solutions Holdings, Inc.(a)	1,972	27,746
Marvell Technology Group Ltd.	23,171	380,236
MaxLinear, Inc., Class A(a)(b)	2,669	51,805
MKS Instruments, Inc.	2,294	169,045
Monolithic Power Systems, Inc.	1,721	203,285
Nanometrics, Inc.(a)	794	25,456
NeoPhotonics Corp.(a)	1,262	10,096
NVE Corp.	164	13,891
ON Semiconductor Corp.(a)	17,941	304,997
PDF Solutions, Inc.(a)	1,102	8,816
Photronics, Inc.(a)	2,886	28,110
Power Integrations, Inc.	1,223	68,879
Rambus, Inc.(a)	4,734	41,233
Rudolph Technologies, Inc.(a)	1,368	28,441
Semtech Corp.(a)	2,754	123,765
Silicon Laboratories, Inc.(a)	1,820	148,385
SMART Global Holdings, Inc.(a)(b)	368	10,308
SunPower Corp.(a)(b)	2,993	17,988
Teradyne, Inc.	7,897	272,052
Ultra Clean Holdings, Inc.(a)	1,830	19,252

23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.(a)	2,274	$21,626
Xperi Corp.	2,135	27,755

		4,443,571
Software — 4.0%
A10 Networks, Inc.(a)	1,826	10,609
ACI Worldwide, Inc.(a)	4,947	124,120
Allscripts Healthcare Solutions, Inc.(a)	7,436	88,563
Altair Engineering, Inc., Class A(a)	1,297	49,468
American Software, Inc., Class A	954	10,981
Aspen Technology, Inc.(a)	3,041	258,150
Asure Software, Inc.(a)(b)	250	2,785
Avalara, Inc.(a)	313	10,492
Avaya Holdings Corp.(a)	4,404	72,314
Blackbaud, Inc.	2,038	146,165
Blackline, Inc.(a)	1,527	70,822
Bottomline Technologies, Inc.(a)	1,703	113,488
Cadence Design Systems, Inc.(a)	11,842	527,798
Carbon Black, Inc.(a)(b)	363	5,979
Ceridian HCM Holding, Inc.(a)(b)	1,018	38,653
CommVault Systems, Inc.(a)	1,678	97,693
Digimarc Corp.(a)(b)	397	9,977
Domo, Inc., Class B cost $89,772,577)(a)	214	3,473
Ebix, Inc.	1,022	58,571
Ellie Mae, Inc.(a)(b)	1,448	95,973
ePlus, Inc.(a)	572	48,551
Everbridge, Inc.(a)	1,147	58,302
Fair Isaac Corp.(a)	1,211	233,372
FireEye, Inc.(a)(b)	8,196	151,544
ForeScout Technologies, Inc.(a)	1,289	35,499
Fortinet, Inc.(a)	5,903	485,109
Glu Mobile, Inc.(a)	4,800	33,840
Guidewire Software, Inc.(a)(b)	3,405	302,943
HubSpot, Inc.(a)(b)	1,539	208,765
Imperva, Inc.(a)	1,479	81,863
Manhattan Associates, Inc.(a)	2,780	132,717
MicroStrategy, Inc., Class A(a)	400	50,388
Mitek Systems, Inc.(a)(b)	797	7,308
MobileIron, Inc.(a)	2,731	13,204
Model N, Inc.(a)	904	13,885
Monotype Imaging Holdings, Inc.	1,850	32,431
Netscout Systems, Inc.(a)	3,316	83,762
Nuance Communications, Inc.(a)	12,149	211,271
OneSpan, Inc.(a)	1,424	20,897
Park City Group, Inc.(a)(b)	271	2,339
Paycom Software, Inc.(a)	2,103	263,296
Pegasystems, Inc.	1,609	86,114
Pluralsight, Inc., Class A(a)(b)	1,107	24,808
Progress Software Corp.	1,919	61,677
Proofpoint, Inc.(a)	2,159	196,361
PTC, Inc.(a)	4,961	408,836
QAD, Inc., Class A	364	15,445

Security	Shares	Value
Software (continued)
Qualys, Inc.(a)	1,429	$101,802
Rapid7, Inc.(a)(b)	1,573	57,006
RealPage, Inc.(a)	3,037	160,961
Rimini Street, Inc.(a)	77	551
Rosetta Stone, Inc.(a)	968	20,125
SailPoint Technologies Holding, Inc.(a)	2,218	57,757
SecureWorks Corp., Class A(a)	307	5,062
SS&C Technologies Holdings, Inc.	8,729	446,576
Tableau Software, Inc., Class A(a)(b)	2,976	317,480
TeleNav, Inc.(a)	712	3,033
Tenable Holdings, Inc.(a)	446	12,702
Tyler Technologies, Inc.(a)	1,589	336,328
Ultimate Software Group, Inc.(a)	1,287	343,153
Upland Software, Inc.(a)	534	16,842
Varonis Systems, Inc.(a)	1,206	73,650
Verint Systems, Inc.(a)	2,747	125,455
VirnetX Holding Corp.(a)	1,794	5,920
Workiva, Inc.(a)	1,224	41,726
Zendesk, Inc.(a)	4,438	243,957
Zix Corp.(a)	1,868	12,590
Zscaler, Inc.(a)	636	23,080
Zynga, Inc., Class A(a)	32,619	118,733

		7,585,090
Specialty Retail — 1.9%
Aaron’s, Inc.	2,913	137,290
Abercrombie & Fitch Co., Class A	2,870	56,539
America’s Car-Mart, Inc.(a)	292	21,871
American Eagle Outfitters, Inc.	6,798	156,762
Asbury Automotive Group, Inc.(a)	853	55,530
Ascena Retail Group, Inc.(a)	7,423	28,579
AutoNation, Inc.(a)(b)	2,331	94,359
Barnes & Noble Education, Inc.(a)	1,225	6,995
Barnes & Noble, Inc.	2,875	18,199
Bed Bath & Beyond, Inc.	5,639	77,480
Big 5 Sporting Goods Corp.	454	1,594
BMC Stock Holdings, Inc.(a)	2,867	47,994
Boot Barn Holdings, Inc.(a)	1,202	29,665
Buckle, Inc.	1,235	25,194
Caleres, Inc.	1,773	60,637
Carvana Co.(a)	1,366	52,932
Cato Corp., Class A	1,053	20,302
Chico’s FAS, Inc.	5,383	41,288
Children’s Place, Inc.	683	102,040
Citi Trends, Inc.	631	15,983
Conn’s, Inc.(a)	866	24,057
Container Store Group, Inc.(a)	598	3,534
Dick’s Sporting Goods, Inc.	3,190	112,830
DSW, Inc., Class A	2,892	76,783
Express, Inc.(a)	3,213	28,307
Five Below, Inc.(a)	2,303	262,127
Floor & Decor Holdings, Inc., Class A(a)	2,053	52,516
Foot Locker, Inc.	4,928	232,306

24

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Francesca’s Holdings Corp.(a)	795	$2,417
GameStop Corp., Class A	4,220	61,612
Genesco, Inc.(a)	832	35,601
GNC Holdings, Inc., Class A(a)	2,819	10,374
Group 1 Automotive, Inc.	806	46,538
Guess?, Inc.	2,433	51,677
Haverty Furniture Cos., Inc.	653	13,243
Hibbett Sports, Inc.(a)	936	16,352
Hudson Ltd., Class A(a)	1,700	35,938
J. Jill, Inc.(a)	556	2,808
Kirkland’s, Inc.(a)	492	4,974
Lithia Motors, Inc., Class A	967	86,140
Lumber Liquidators Holdings, Inc.(a)(b)	997	11,924
MarineMax, Inc.(a)	1,150	26,174
Michaels Cos., Inc.(a)(b)	4,628	73,354
Monro, Inc.	1,353	100,663
National Vision Holdings, Inc.(a)	2,076	86,009
New York & Co., Inc.(a)	745	2,950
Office Depot, Inc.	23,499	60,157
Party City Holdco, Inc.(a)(b)	2,534	26,531
Penske Automotive Group, Inc.	1,484	65,860
Pier 1 Imports, Inc.	3,153	5,013
Rent-A-Center, Inc.(a)	1,917	27,317
RH(a)(b)	814	94,188
Sally Beauty Holdings, Inc.(a)(b)	5,073	90,350
Shoe Carnival, Inc.	492	20,039
Signet Jewelers Ltd.	2,490	139,564
Sleep Number Corp.(a)	1,459	53,064
Sonic Automotive, Inc., Class A	1,135	20,566
Sportsman’s Warehouse Holdings, Inc.(a)	1,257	6,323
Systemax, Inc.	455	14,701
Tailored Brands, Inc.	2,097	44,058
Tile Shop Holdings, Inc.	1,560	10,140
Tilly’s, Inc., Class A	529	9,384
Urban Outfitters, Inc.(a)	3,143	124,023
Williams-Sonoma, Inc.	3,518	208,899
Winmark Corp.	87	13,371
Zumiez, Inc.(a)	888	20,655

		3,566,644
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	4,624	55,858
Avid Technology, Inc.(a)	1,084	5,745
Cray, Inc.(a)	1,783	40,456
Diebold Nixdorf, Inc.(b)	2,638	10,288
Eastman Kodak Co.(a)(b)	420	1,025
Electronics for Imaging, Inc.(a)	1,907	58,068
Immersion Corp.(a)(b)	1,063	10,641
NCR Corp.(a)	5,055	135,727
Pure Storage, Inc., Class A(a)	7,003	141,321
Stratasys Ltd.(a)	2,203	41,989
Synaptics, Inc.(a)	1,508	56,610
USA Technologies, Inc.(a)(b)	2,018	11,705

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	9,482	$264,263

		833,696
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	1,945	186,681
Columbia Sportswear Co.	1,308	118,086
Crocs, Inc.(a)	2,875	59,052
Culp, Inc.	407	9,422
Deckers Outdoor Corp.(a)	1,276	162,269
Fossil Group, Inc.(a)(b)	1,935	42,009
G-III Apparel Group Ltd.(a)	1,837	73,223
Hanesbrands, Inc.	15,238	261,484
Michael Kors Holdings Ltd.(a)	5,950	329,689
Movado Group, Inc.	684	26,341
Oxford Industries, Inc.	714	63,532
Ralph Lauren Corp.	2,332	302,251
Rocky Brands, Inc.	253	7,266
Skechers U.S.A., Inc., Class A(a)(b)	5,637	161,049
Steven Madden Ltd.	3,689	115,355
Superior Group of Cos., Inc.	343	5,965
Unifi, Inc.(a)	539	12,338
Vera Bradley, Inc.(a)	851	11,225
Wolverine World Wide, Inc.	3,960	139,273

		2,086,510
Thrifts & Mortgage Finance — 1.2%
Axos Financial, Inc.(a)(b)	2,539	77,084
Banc of California, Inc.	1,963	31,310
BankFinancial Corp.	456	6,439
Beneficial Bancorp, Inc.	3,113	48,656
Berkshire Hills Bancorp, Inc.	1,747	58,297
Bridgewater Bancshares, Inc.(a)	101	1,121
Brookline Bancorp, Inc.	3,331	51,631
BSB Bancorp, Inc.(a)	305	8,784
Capitol Federal Financial, Inc.	5,764	71,531
Columbia Financial, Inc.(a)	2,291	34,548
Dime Community Bancshares, Inc.	1,165	18,780
Entegra Financial Corp.(a)(b)	132	2,995
ESSA Bancorp, Inc.	306	4,942
Essent Group Ltd.(a)	4,047	159,533
Federal Agricultural Mortgage Corp., Class C	313	21,860
First Defiance Financial Corp.	954	25,968
Flagstar Bancorp, Inc.(a)	1,254	38,611
Flushing Financial Corp.	1,282	29,089
FS Bancorp, Inc.	127	5,733
Greene County Bancorp, Inc.	67	2,149
Hingham Institution for Savings	43	8,755
Home Bancorp, Inc.	264	10,491
HomeStreet, Inc.(a)	841	21,849
Impac Mortgage Holdings, Inc.(a)	218	1,131
Kearny Financial Corp.	4,283	55,422
Ladder Capital Corp.	3,667	61,752
LendingTree, Inc.(a)(b)	342	68,978

25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	865	$8,365
Malvern Bancorp, Inc.(a)	253	5,138
Merchants Bancorp	803	18,469
Meridian Bancorp, Inc.	2,218	35,133
Meta Financial Group, Inc.	1,231	31,070
MGIC Investment Corp.(a)	15,288	186,667
Mr Cooper Group, Inc.(a)(b)	915	13,258
New York Community Bancorp, Inc.	20,334	194,800
NMI Holdings, Inc., Class A(a)	2,624	55,471
Northfield Bancorp, Inc.	2,200	28,974
Northwest Bancshares, Inc.	4,034	65,109
OceanFirst Financial Corp.	2,067	52,336
Ocwen Financial Corp.(a)	5,694	19,929
OP Bancorp(a)	293	3,041
Oritani Financial Corp.	1,882	27,496
PCSB Financial Corp.	603	11,288
Ponce de Leon Federal Bank(a)	246	3,373
Provident Bancorp, Inc.(a)	177	4,430
Provident Financial Services, Inc.	2,682	65,441
Prudential Bancorp, Inc.	284	5,103
Radian Group, Inc.	9,150	175,589
Riverview Bancorp, Inc.	700	5,929
SI Financial Group, Inc.	377	4,991
Southern Missouri Bancorp, Inc.	252	8,485
Sterling Bancorp, Inc.	885	9,160
Territorial Bancorp, Inc.	349	9,507
TFS Financial Corp.	2,311	33,995
Timberland Bancorp, Inc.	244	7,081
TrustCo Bank Corp. NY	3,947	29,563
United Community Financial Corp.	2,302	21,063
United Financial Bancorp, Inc.	2,248	34,732
Walker & Dunlop, Inc.	1,170	49,093
Washington Federal, Inc.	3,520	99,123
Waterstone Financial, Inc.	926	15,131
Western New England Bancorp, Inc.	1,001	10,050
WSFS Financial Corp.	1,314	55,884

		2,331,706
Tobacco — 0.1%
22nd Century Group, Inc.(a)(b)	2,971	7,190
Pyxus International, Inc.(a)	320	7,597
Turning Point Brands, Inc.	283	11,631
Universal Corp.	1,043	70,778
Vector Group Ltd.	4,468	60,407

		157,603
Trading Companies & Distributors — 1.1%
Air Lease Corp.	4,097	156,096
Aircastle Ltd.	2,347	45,602
Applied Industrial Technologies, Inc.	1,598	105,036
Beacon Roofing Supply, Inc.(a)	2,875	80,241
BlueLinx Holdings, Inc.(a)	332	7,819
CAI International, Inc.(a)	600	14,946

Security	Shares	Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc.(a)	542	$17,225
EnviroStar, Inc.	131	5,443
Foundation Building Materials, Inc.(a)(b)	442	4,212
GATX Corp.	1,581	118,464
General Finance Corp.(a)	262	3,406
GMS, Inc.(a)	1,493	24,545
H&E Equipment Services, Inc.	1,126	27,125
HD Supply Holdings, Inc.(a)	7,844	294,699
Herc Holdings, Inc.(a)	1,028	32,958
Kaman Corp.	1,154	73,302
Lawson Products, Inc.(a)	215	7,108
MRC Global, Inc.(a)	3,600	56,988
MSC Industrial Direct Co., Inc., Class A	1,895	153,609
Nexeo Solutions, Inc.(a)	1,143	11,944
NOW, Inc.(a)	4,593	58,974
Rush Enterprises, Inc., Class A	1,336	47,281
Rush Enterprises, Inc., Class B	112	4,039
SiteOne Landscape Supply, Inc.(a)(b)	1,689	114,920
Textainer Group Holdings Ltd.(a)(b)	971	11,390
Titan Machinery, Inc.(a)	672	9,576
Triton International Ltd.	2,212	71,160
Univar, Inc.(a)	4,884	120,244
Veritiv Corp.(a)	397	13,236
Watsco, Inc.	1,343	199,006
WESCO International, Inc.(a)	1,987	99,708
Willis Lease Finance Corp.(a)	123	4,258

		1,994,560
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	3,387	125,150
Wesco Aircraft Holdings, Inc.(a)(b)	2,439	24,829

		149,979
Water Utilities — 0.3%
American States Water Co.	1,585	97,034
Aqua America, Inc.	7,611	247,586
AquaVenture Holdings Ltd.(a)(b)	353	5,913
Artesian Resources Corp., Class A	289	10,574
Cadiz, Inc.(a)	775	8,618
California Water Service Group	2,086	87,612
Connecticut Water Service, Inc.	531	36,703
Consolidated Water Co. Ltd.	482	5,929
Evoqua Water Technologies Corp.(a)	3,292	31,603
Global Water Resources, Inc.	404	4,500
Middlesex Water Co.	704	31,680
Pure Cycle Corp.(a)	622	6,276
SJW Group	746	45,304
York Water Co.	669	20,833

		640,165
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)	1,738	54,451
NII Holdings, Inc.(a)	3,957	24,613

26

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services (continued)
RingCentral, Inc., Class A(a)	2,874	$223,396
Shenandoah Telecommunications Co.	1,986	75,508
Spok Holdings, Inc.	604	8,468
Telephone & Data Systems, Inc.	4,132	127,390
United States Cellular Corp.(a)	564	26,942

		540,768

Total Common Stocks — 99.7% (Cost — $179,332,437)		189,365,884

Investment Companies — 0.1%
United States — 0.1%
iShares Russell 2000 ETF(f)	795	119,274
iShares Russell Mid-Cap ETF(f)	2,400	121,344

Total Investment Companies — 0.1% (Cost — $238,224)		240,618

Total Long-Term Investments — 99.8% (Cost — $179,570,661)		189,606,502

Security	Shares	Value

Short-Term Securities — 41.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.39%(d)(e)(f)	9,326,541	$9,328,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.14%(e)(f)	69,878,966	69,878,966

Total Short-Term Securities — 41.7% (Cost — $79,206,363)		79,207,372

Total Investments — 141.5% (Cost — $258,777,024)		268,813,874
Liabilities in Excess of Other Assets — (41.5)%		(78,790,072)

Net Assets — 100.0%		$190,023,802

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,785,089	—		(1,458,548	)(b)	9,326,541	$9,328,406	$20,470	(c)	$37	$(966)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,697	67,828,269	(d)	—		69,878,966	69,878,966	10,367		—	—
PennyMac Mortgage Investment Trust	1,345	1,182		—		2,527	48,796	720		—	(200)
iShares Russell 2000 ETF	2,292	3,442		(4,939)		795	119,274	340		16,108	(16,015)
iShares Russell Mid-Cap ETF	1,643	2,568		(1,811)		2,400	121,344	713		15,387	(12,603)

							$79,496,786	$32,610		$31,532	$(29,784)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.

27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	6	12/21/18	$454	$421
S&P MidCap 400 E-Mini Index	1	12/21/18	182	941

				$1,362

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

28

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$189,343,436	$21,092	$1,356	$189,365,884
Investment Companies	240,618	—	—	240,618
Short-Term Securities	79,207,372	—	—	79,207,372

	$268,791,426	$21,092	$1,356	$268,813,874

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,362	$—	$—	$1,362

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

29

Schedule of Investments (unaudited) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Aerospace & Defense — 2.3%
AAR Corp.	477	$22,696
Aerojet Rocketdyne Holdings, Inc.(a)	2,271	80,212
Aerovironment, Inc.(a)	679	61,090
Arconic, Inc.	13,583	276,142
Astronics Corp.(a)	802	23,386
Axon Enterprise, Inc.(a)	1,642	101,344
Boeing Co.	16,669	5,915,161
Cubic Corp.	802	52,619
Curtiss-Wright Corp.	1,367	149,632
Ducommun, Inc.(a)	229	8,510
Engility Holdings, Inc.(a)	712	22,093
Esterline Technologies Corp.(a)	836	98,113
General Dynamics Corp.	7,956	1,373,047
Harris Corp.	3,532	525,244
HEICO Corp.(b)	1,203	100,848
HEICO Corp., Class A	2,381	158,718
Hexcel Corp.	2,745	160,637
Huntington Ingalls Industries, Inc.	1,361	297,351
KEYW Holding Corp.(a)	934	7,313
Kratos Defense & Security Solutions, Inc.(a)(b)	2,453	30,736
L3 Technologies, Inc.	2,464	466,854
Lockheed Martin Corp.	7,642	2,245,602
Maxar Technologies Ltd.	1,753	26,137
Moog, Inc., Class A	1,056	75,557
National Presto Industries, Inc.	151	18,825
Northrop Grumman Corp.	4,960	1,299,272
Raytheon Co.	8,760	1,533,350
Rockwell Collins, Inc.	5,154	659,815
Sparton Corp.(a)	231	2,860
Spirit AeroSystems Holdings, Inc., Class A	3,211	269,756
Teledyne Technologies, Inc.(a)	1,082	239,425
Textron, Inc.	7,604	407,803
TransDigm Group, Inc.(a)	1,500	495,375
Triumph Group, Inc.	1,299	23,707
United Technologies Corp.	23,045	2,862,419
Vectrus, Inc.(a)	359	9,621

		20,101,270
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)(b)	1,842	36,103
Atlas Air Worldwide Holdings, Inc.(a)	708	36,547
C.H. Robinson Worldwide, Inc.	4,354	387,637
Echo Global Logistics, Inc.(a)	852	21,905
Expeditors International of Washington, Inc.	5,092	342,080
FedEx Corp.	7,583	1,670,838
Forward Air Corp.	913	54,771
Hub Group, Inc., Class A(a)	1,099	50,356
Park-Ohio Holdings Corp.	132	4,366
Radiant Logistics, Inc.(a)	1,065	5,794
United Parcel Service, Inc., Class B	21,229	2,261,738

Security	Shares	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc.(a)	3,765	$336,516

		5,208,651
Airlines — 0.4%
Alaska Air Group, Inc.	3,823	234,809
Allegiant Travel Co.	427	48,738
American Airlines Group, Inc.	12,509	438,816
Copa Holdings SA, Class A	938	67,939
Delta Air Lines, Inc.	19,472	1,065,703
Hawaiian Holdings, Inc.	1,545	53,472
JetBlue Airways Corp.(a)	9,951	166,480
SkyWest, Inc.	1,581	90,575
Southwest Airlines Co.	16,120	791,492
Spirit Airlines, Inc.(a)(b)	2,134	110,755
United Continental Holdings, Inc.(a)	7,449	636,964

		3,705,743
Auto Components — 0.3%
Adient PLC	2,967	90,256
American Axle & Manufacturing Holdings, Inc.(a)	3,615	54,840
Aptiv PLC	7,833	601,574
BorgWarner, Inc.	6,540	257,741
Cooper Tire & Rubber Co.	1,503	46,428
Cooper-Standard Holdings, Inc.(a)	597	55,312
Dana, Inc.	4,871	75,841
Dorman Products, Inc.(a)	905	71,504
Fox Factory Holding Corp.(a)	790	42,447
Garrett Motion, Inc.(a)	2,289	34,724
Gentex Corp.	8,684	182,798
Gentherm, Inc.(a)	1,168	50,972
Goodyear Tire & Rubber Co.	7,581	159,656
LCI Industries	770	53,400
Lear Corp.	2,082	276,698
Modine Manufacturing Co.(a)	1,640	21,336
Motorcar Parts of America, Inc.(a)(b)	702	14,868
Spartan Motors, Inc.	1,242	8,359
Standard Motor Products, Inc.	624	33,765
Stoneridge, Inc.(a)	828	21,040
Superior Industries International, Inc.	934	9,181
Tenneco, Inc., Class A	1,503	51,748
Tower International, Inc.	586	17,398
Visteon Corp.(a)	904	71,452

		2,303,338
Automobiles — 0.5%
Ford Motor Co.	118,189	1,128,705
General Motors Co.	39,583	1,448,342
Harley-Davidson, Inc.	5,308	202,872
Tesla, Inc.(a)(b)	4,098	1,382,337
Thor Industries, Inc.	1,581	110,101

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Automobiles (continued)
Winnebago Industries, Inc.	953	$26,265

		4,298,622
Banks — 6.0%
1st Source Corp.	411	19,148
Access National Corp.	555	14,413
ACNB Corp.	387	15,519
Allegiance Bancshares, Inc.(a)	408	15,794
American National Bankshares, Inc.	234	8,445
Ameris Bancorp	1,247	53,484
Ames National Corp.	233	6,405
Arrow Financial Corp.	455	15,989
Associated Banc-Corp	5,634	130,596
Atlantic Capital Bancshares, Inc.(a)	685	10,323
BancFirst Corp.	744	42,691
Banco Latinoamericano de Comercio Exterior SA	516	8,855
Bancorp, Inc.(a)	1,904	19,992
BancorpSouth Bank	3,011	86,416
Bank of America Corp.	287,291	7,900,502
Bank of Hawaii Corp.	1,393	109,267
Bank of Marin Bancorp	158	13,428
Bank of NT Butterfield & Son Ltd.	2,108	84,931
Bank OZK	3,713	101,588
BankUnited, Inc.	3,264	108,038
Bankwell Financial Group, Inc.	364	11,036
Banner Corp.	921	53,252
Bar Harbor Bankshares	399	10,202
Baycom Corp.(a)	382	9,241
BB&T Corp.	23,506	1,155,555
Blue Hills Bancorp, Inc.	840	19,496
BOK Financial Corp.	903	77,414
Boston Private Financial Holdings, Inc.	3,138	42,363
Bridge Bancorp, Inc.	369	10,959
Bryn Mawr Bank Corp.	476	19,011
Business First Bancshares, Inc.	348	9,177
Byline Bancorp, Inc.(a)	413	9,086
C&F Financial Corp.	148	7,185
Cadence BanCorp	1,623	35,803
Cambridge Bancorp	101	8,636
Camden National Corp.	528	21,410
Capital City Bank Group, Inc.	363	8,603
Carolina Financial Corp.	506	16,744
Cathay General Bancorp	2,427	91,425
CBTX, Inc.	506	16,814
CenterState Bank Corp.	3,082	75,756
Central Pacific Financial Corp.	427	11,546
Chemical Financial Corp.	2,287	107,169
CIT Group, Inc.	3,563	168,815
Citigroup, Inc.	77,480	5,071,841
Citizens & Northern Corp.	1,294	32,583
Citizens Financial Group, Inc.	13,875	518,231
City Holding Co.	442	32,611

Security	Shares	Value
Banks (continued)
CNB Financial Corp.	283	$7,245
Codorus Valley Bancorp, Inc.	325	8,517
Columbia Banking System, Inc.	2,220	82,340
Comerica, Inc.	5,230	426,559
Commerce Bancshares, Inc.	2,945	187,302
Community Bank System, Inc.	1,677	97,920
Community Trust Bancorp, Inc.	487	22,163
ConnectOne Bancorp, Inc.	960	19,901
Cullen/Frost Bankers, Inc.	1,749	171,262
Customers Bancorp, Inc.(a)	1,068	21,883
CVB Financial Corp.	3,868	84,516
Eagle Bancorp, Inc.(a)	1,077	52,956
East West Bancorp, Inc.	4,032	211,438
Enterprise Bancorp, Inc.	214	6,929
Enterprise Financial Services Corp.	716	31,110
Equity Bancshares, Inc., Class A(a)	361	13,028
Farmers & Merchants Bancorp, Inc./Archbold(b)	246	10,000
Farmers National Banc Corp.	551	7,218
FB Financial Corp.	520	18,970
FCB Financial Holdings, Inc., Class A(a)	1,456	56,973
Fidelity Southern Corp.	744	17,276
Fifth Third Bancorp	20,496	553,187
Financial Institutions, Inc.	439	12,533
First Bancorp, Inc.	314	8,968
First BanCorp, Puerto Rico(a)	7,080	65,348
First Bancorp/Southern Pines NC	897	33,090
First Bancshares, Inc.	292	10,524
First Busey Corp.	1,178	32,890
First Business Financial Services, Inc.	443	9,272
First Choice Bancorp	314	7,065
First Citizens BancShares, Inc., Class A	245	104,524
First Commonwealth Financial Corp.	3,047	41,134
First Community Bancshares, Inc.	576	19,889
First Financial Bancorp	2,911	76,181
First Financial Bankshares, Inc.	1,943	114,618
First Financial Corp.	269	12,336
First Foundation, Inc.(a)	1,126	18,252
First Hawaiian, Inc.	2,908	72,060
First Horizon National Corp.	9,770	157,688
First Internet Bancorp	258	6,649
First Interstate Bancsystem, Inc., Class A	960	39,802
First Merchants Corp.	1,856	77,228
First Mid-Illinois Bancshares, Inc.	285	10,625
First Midwest Bancorp, Inc.	3,356	77,054
First of Long Island Corp.	640	12,934
First Republic Bank	4,992	454,222
FNB Corp.	9,578	113,308
Franklin Financial Network, Inc.(a)(b)	413	14,001
Fulton Financial Corp.	6,228	99,710
German American Bancorp, Inc.	625	19,819

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	2,627	$111,385
Great Southern Bancorp, Inc.	266	14,404
Great Western Bancorp, Inc.	1,880	68,902
Green Bancorp, Inc.	579	10,711
Guaranty Bancorp	1,078	28,050
Guaranty Bancshares, Inc.	270	8,051
Hancock Whitney Corp.	2,680	112,453
Hanmi Financial Corp.	930	19,511
Heartland Financial USA, Inc.	1,223	64,990
Heritage Commerce Corp.	1,357	19,690
Heritage Financial Corp.	1,053	34,454
Home BancShares, Inc.	4,759	90,611
HomeTrust Bancshares, Inc.(a)	642	17,501
Hope Bancorp, Inc.	3,638	52,678
Horizon Bancorp	897	15,034
Howard Bancorp, Inc.(a)	467	7,430
Huntington Bancshares, Inc.	33,233	476,229
Iberiabank Corp.	1,754	130,655
Independent Bank Corp.	1,733	84,985
Independent Bank Group, Inc.	872	50,498
International Bancshares Corp.	1,955	75,658
Investors Bancorp, Inc.	7,684	85,907
JPMorgan Chase & Co.	103,133	11,243,560
KeyCorp	31,452	571,168
Lakeland Bancorp, Inc.	1,021	16,816
Lakeland Financial Corp.	1,121	48,237
LCNB Corp.	345	5,862
LegacyTexas Financial Group, Inc.	1,518	58,489
Live Oak Bancshares, Inc.	747	13,745
M&T Bank Corp.	4,435	733,593
Macatawa Bank Corp.	816	8,854
MB Financial, Inc.	2,607	115,725
MBT Financial Corp.	784	8,945
Mercantile Bank Corp.	497	15,785
Metropolitan Bank Holding Corp.(a)(b)	180	6,635
Midland States Bancorp, Inc.	963	25,972
MidWestOne Financial Group, Inc.	266	7,663
MutualFirst Financial, Inc.	253	8,984
National Bank Holdings Corp., Class A	890	30,046
National Bankshares, Inc.	185	7,988
National Commerce Corp.(a)	388	14,395
NBT Bancorp, Inc.	2,149	78,417
Nicolet Bankshares, Inc.(a)	324	17,302
Northrim BanCorp, Inc.	226	8,595
OFG Bancorp	1,049	17,927
Ohio Valley Banc Corp.	173	6,045
Old Line Bancshares, Inc.	322	9,641
Old National Bancorp	5,785	103,262
Old Second Bancorp, Inc.	606	8,617
Opus Bank	633	12,021
Origin Bancorp, Inc.	454	16,957
Orrstown Financial Services, Inc.	348	7,050
Pacific Premier Bancorp, Inc.(a)	1,486	43,436
PacWest Bancorp	3,977	161,546

Security	Shares	Value
Banks (continued)
Park National Corp.	400	$36,560
Peapack Gladstone Financial Corp.	523	14,116
Penns Woods Bancorp, Inc.	162	6,561
People’s United Financial, Inc.	10,198	159,701
People’s Utah Bancorp	363	12,164
Peoples Bancorp, Inc.	664	22,729
Peoples Financial Services Corp.	169	7,201
Pinnacle Financial Partners, Inc.	2,367	123,794
PNC Financial Services Group, Inc.(f)	14,167	1,820,318
Popular, Inc.	3,207	166,796
Preferred Bank	405	20,821
Premier Financial Bancorp, Inc.	500	8,870
Prosperity Bancshares, Inc.	1,947	126,613
QCR Holdings, Inc.	413	15,046
RBB Bancorp	350	7,553
Regions Financial Corp.	33,459	567,799
Reliant Bancorp Inc.	315	7,560
Renasant Corp.	1,899	66,237
Republic Bancorp, Inc., Class A	204	9,153
Republic First Bancorp, Inc.(a)	1,213	8,188
S&T Bancorp, Inc.	1,347	54,028
Sandy Spring Bancorp, Inc.	1,225	43,549
Seacoast Banking Corp. of Florida(a)	1,610	42,359
ServisFirst Bancshares, Inc.	1,364	49,077
Sierra Bancorp	304	8,278
Signature Bank	1,694	186,171
Simmons First National Corp., Class A	3,143	84,170
SmartFinancial, Inc.(a)	348	7,078
South State Corp.	1,165	78,836
Southern First Bancshares, Inc.(a)	722	25,927
Southern National Bancorp of Virginia, Inc.	518	7,827
Southside Bancshares, Inc.	1,208	38,269
State Bank Financial Corp.	1,102	28,178
Sterling Bancorp	7,019	126,202
Stock Yards Bancorp, Inc.	496	15,728
Summit Financial Group, Inc.	488	10,297
SunTrust Banks, Inc.	13,810	865,335
SVB Financial Group(a)	1,662	394,276
Synovus Financial Corp.	3,585	134,653
TCF Financial Corp.	4,947	103,293
Texas Capital Bancshares, Inc.(a)	1,253	81,733
Tompkins Financial Corp.	571	41,757
TowneBank	2,464	69,312
Trico Bancshares	439	15,813
TriState Capital Holdings, Inc.(a)(b)	771	19,445
Triumph Bancorp, Inc.(a)(b)	785	28,150
Trustmark Corp.	1,885	58,058
U.S. Bancorp	47,769	2,496,886
UMB Financial Corp.	1,496	95,520
Umpqua Holdings Corp.	6,707	128,774
Union Bankshares Corp.	2,053	70,089
Union Bankshares, Inc.	330	15,658
United Bankshares, Inc.	3,132	103,888

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
United Community Banks, Inc.	2,390	$59,439
Univest Corp. of Pennsylvania	855	21,341
Valley National Bancorp	9,522	95,030
Veritex Holdings, Inc.(a)	1,049	24,714
Washington Trust Bancorp, Inc.	445	22,851
Webster Financial Corp.	2,964	174,402
Wells Fargo & Co.	133,573	7,110,091
WesBanco, Inc.	1,608	64,481
West BanCorp., Inc.	346	7,609
Westamerica BanCorp	798	46,452
Western Alliance Bancorp(a)	3,106	149,833
Wintrust Financial Corp.	1,719	130,885
Zions Bancorporation	5,372	252,753

		52,157,545
Beverages — 1.5%
Boston Beer Co., Inc., Class A(a)(b)	264	81,125
Brown-Forman Corp., Class A	1,484	68,813
Brown-Forman Corp., Class B	8,978	416,041
Coca-Cola Bottling Co. Consolidated	158	27,276
Coca-Cola Co.	117,879	5,644,046
Constellation Brands, Inc., Class A	4,854	967,062
Craft Brew Alliance, Inc.(a)	284	5,209
Keurig Dr Pepper, Inc.	5,606	145,756
MGP Ingredients, Inc.	444	31,599
Molson Coors Brewing Co., Class B	5,527	353,728
Monster Beverage Corp.(a)	12,206	645,087
National Beverage Corp.(a)	405	37,442
PepsiCo, Inc.	43,513	4,889,991
Primo Water Corp.(a)	879	14,653

		13,327,828
Biotechnology — 2.7%
AbbVie, Inc.	46,631	3,630,223
Abeona Therapeutics, Inc.(a)(b)	977	8,402
ACADIA Pharmaceuticals, Inc.(a)	3,360	65,453
Acceleron Pharma, Inc.(a)	1,144	58,081
Achillion Pharmaceuticals, Inc.(a)	5,552	15,879
Acorda Therapeutics, Inc.(a)(b)	1,264	24,155
Adamas Pharmaceuticals, Inc.(a)	698	11,552
Aduro Biotech, Inc.(a)	2,001	8,484
Adverum Biotechnologies, Inc.(a)	1,683	7,069
Aeglea BioTherapeutics, Inc.(a)	830	7,163
Agenus, Inc.(a)(b)	860	1,367
Agios Pharmaceuticals, Inc.(a)(b)	1,622	102,283
Aimmune Therapeutics, Inc.(a)	1,372	36,468
Akebia Therapeutics, Inc.(a)	1,893	14,179
Albireo Pharma, Inc.(a)(b)	285	7,612
Alder Biopharmaceuticals, Inc.(a)(b)	1,900	24,130
Alexion Pharmaceuticals, Inc.(a)	6,644	744,593
Alkermes PLC(a)	4,906	200,312
Alnylam Pharmaceuticals, Inc.(a)	2,813	226,250
AMAG Pharmaceuticals, Inc.(a)(b)	1,090	23,435

Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	20,060	$3,867,367
Amicus Therapeutics, Inc.(a)	5,984	66,901
AnaptysBio, Inc.(a)	586	43,786
Apellis Pharmaceuticals, Inc.(a)(b)	1,135	15,879
Arbutus Biopharma Corp.(a)	1,316	5,580
Ardelyx, Inc.(a)	547	1,504
Arena Pharmaceuticals, Inc.(a)(b)	1,623	57,876
ArQule, Inc.(a)	2,657	10,283
Array BioPharma, Inc.(a)(b)	6,184	100,181
Arrowhead Pharmaceuticals, Inc.(a)(b)	2,711	34,484
Atara Biotherapeutics, Inc.(a)	1,189	40,628
Athenex, Inc.(a)	1,333	16,089
Athersys, Inc.(a)(b)	1,234	2,308
Audentes Therapeutics, Inc.(a)	1,027	28,961
AVEO Pharmaceuticals, Inc.(a)(b)	3,922	9,609
Avid Bioservices, Inc.(a)	2,581	13,524
Bellicum Pharmaceuticals, Inc.(a)	1,287	5,238
BioCryst Pharmaceuticals, Inc.(a)(b)	3,599	26,345
Biogen, Inc.(a)	6,189	1,883,127
Biohaven Pharmaceutical Holding Co. Ltd.(a)	879	31,688
BioMarin Pharmaceutical, Inc.(a)	5,590	515,230
Biospecifics Technologies Corp.(a)	73	4,473
BioTime, Inc.(a)(b)	1,303	2,541
Bluebird Bio, Inc.(a)	1,583	181,570
Blueprint Medicines Corp.(a)	1,290	78,393
Calithera Biosciences, Inc.(a)(b)	1,548	7,307
Cara Therapeutics, Inc.(a)	1,002	18,777
CareDx, Inc.(a)(b)	995	25,979
CASI Pharmaceuticals, Inc.(a)	1,541	5,054
Catalyst Pharmaceutical, Inc.(a)	2,952	8,797
Celgene Corp.(a)	21,532	1,541,691
Cellular Biomedicine Group, Inc.(a)(b)	498	6,335
ChemoCentryx, Inc.(a)	482	5,215
Chimerix, Inc.(a)	931	3,249
Clovis Oncology, Inc.(a)	1,403	16,317
Cohbar, Inc.(a)(b)	903	3,458
Coherus Biosciences, Inc.(a)	1,471	17,196
Concert Pharmaceuticals, Inc.(a)	677	10,101
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	1,513	10,077
Corvus Pharmaceuticals, Inc.(a)	695	5,275
CTI BioPharma Corp.(a)(b)	1,754	3,017
Cue Biopharma, Inc.(a)	690	4,375
Cytokinetics, Inc.(a)(b)	1,286	8,603
CytomX Therapeutics, Inc.(a)	1,362	19,422
Deciphera Pharmaceuticals, Inc.(a)	241	4,866
Denali Therapeutics, Inc.(a)	1,879	27,189
Dicerna Pharmaceuticals, Inc.(a)	1,378	18,134
Dynavax Technologies Corp.(a)(b)	2,200	21,758
Eagle Pharmaceuticals, Inc.(a)	326	16,052
Editas Medicine, Inc.(a)(b)	1,393	35,285
Emergent Biosolutions, Inc.(a)	1,358	83,096

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc.(a)	525	$40,509
Epizyme, Inc.(a)(b)	1,782	14,345
Esperion Therapeutics, Inc.(a)	801	36,389
Exact Sciences Corp.(a)	3,737	265,514
Exelixis, Inc.(a)	9,114	126,411
Fate Therapeutics, Inc.(a)	1,675	20,871
FibroGen, Inc.(a)	2,357	101,045
Five Prime Therapeutics, Inc.(a)	1,283	15,576
Flexion Therapeutics, Inc.(a)(b)	1,134	15,354
G1 Therapeutics, Inc.(a)(b)	662	26,487
Genomic Health, Inc.(a)	636	45,608
Geron Corp.(a)	4,974	7,610
Gilead Sciences, Inc.	39,860	2,717,655
Global Blood Therapeutics, Inc.(a)	1,571	55,126
GlycoMimetics, Inc.(a)(b)	1,052	13,234
Halozyme Therapeutics, Inc.(a)	4,046	62,834
Heron Therapeutics, Inc.(a)(b)	1,968	54,632
Homology Medicines, Inc.(a)	471	8,864
Idera Pharmaceuticals, Inc.(a)(b)	288	1,921
ImmunoGen, Inc.(a)	3,602	19,559
Immunomedics, Inc.(a)(b)	4,123	92,891
Incyte Corp.(a)	5,113	331,425
Innoviva, Inc.(a)	2,582	36,045
Inovio Pharmaceuticals, Inc.(a)(b)	2,914	14,366
Insmed, Inc.(a)(b)	2,474	36,120
Insys Therapeutics, Inc.(a)(b)	259	2,209
Intellia Therapeutics, Inc.(a)(b)	1,077	18,287
Intercept Pharmaceuticals, Inc.(a)(b)	690	66,247
Intrexon Corp.(a)(b)	2,222	25,686
Invitae Corp.(a)	1,966	27,898
Ionis Pharmaceuticals, Inc.(a)(b)	3,922	194,335
Iovance Biotherapeutics, Inc.(a)	2,689	24,416
Ironwood Pharmaceuticals, Inc.(a)	4,377	57,339
Kadmon Holdings, Inc.(a)(b)	2,523	5,980
Karyopharm Therapeutics, Inc.(a)	1,533	16,158
Keryx Biopharmaceuticals, Inc.(a)(b)	3,048	8,473
Kindred Biosciences, Inc.(a)	898	13,057
Kura Oncology, Inc.(a)	769	8,359
La Jolla Pharmaceutical Co.(a)	594	9,682
Lexicon Pharmaceuticals, Inc.(a)	1,529	11,972
Ligand Pharmaceuticals, Inc.(a)	661	108,939
Loxo Oncology, Inc.(a)	831	126,860
MacroGenics, Inc.(a)	1,137	18,715
Madrigal Pharmaceuticals, Inc.(a)(b)	184	35,118
MannKind Corp.(a)(b)	4,559	8,343
MediciNova, Inc.(a)	1,426	13,918
Mersana Therapeutics, Inc.(a)	488	3,050
MiMedx Group, Inc.(a)(b)	3,418	19,893
Minerva Neurosciences, Inc.(a)	1,232	13,515
Miragen Therapeutics, Inc.(a)	1,224	5,288
Mirati Therapeutics, Inc.(a)	568	21,226
Momenta Pharmaceuticals, Inc.(a)	2,493	31,187
Myriad Genetics, Inc.(a)	2,056	92,582
Natera, Inc.(a)	889	19,522

Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	2,844	$304,735
NewLink Genetics Corp.(a)(b)	181	342
Novavax, Inc.(a)	11,973	21,072
OPKO Health, Inc.(a)(b)	11,525	38,954
Organovo Holdings, Inc.(a)(b)	1,130	1,141
Palatin Technologies, Inc.(a)	9,667	8,698
PDL BioPharma, Inc.(a)(b)	4,251	10,585
Pieris Pharmaceuticals, Inc.(a)(b)	1,775	7,313
PolarityTE, Inc.(a)(b)	282	4,298
Portola Pharmaceuticals, Inc.(a)(b)	2,139	42,117
Progenics Pharmaceuticals, Inc.(a)	2,297	11,508
Prothena Corp. PLC(a)	1,072	13,293
PTC Therapeutics, Inc.(a)(b)	1,326	51,078
Puma Biotechnology, Inc.(a)	955	35,383
Radius Health, Inc.(a)(b)	1,241	19,645
Regeneron Pharmaceuticals, Inc.(a)	2,462	835,209
REGENXBIO, Inc.(a)	904	60,270
Repligen Corp.(a)	1,363	73,902
Retrophin, Inc.(a)	1,474	37,823
Rhythm Pharmaceuticals, Inc.(a)	378	10,588
Rigel Pharmaceuticals, Inc.(a)	5,790	16,617
Rocket Pharmaceuticals, Inc.(a)	649	10,280
Sage Therapeutics, Inc.(a)	1,435	184,656
Sangamo Therapeutics, Inc.(a)(b)	3,380	42,825
Sarepta Therapeutics, Inc.(a)(b)	1,977	264,444
Savara, Inc.(a)	756	6,804
Seattle Genetics, Inc.(a)(b)	3,361	188,653
Selecta Biosciences, Inc.(a)	698	3,588
Seres Therapeutics, Inc.(a)	199	1,367
Solid Biosciences, Inc.(a)	285	9,120
Sorrento Therapeutics, Inc.(a)(b)	2,683	8,559
Spark Therapeutics, Inc.(a)(b)	947	42,606
Spectrum Pharmaceuticals, Inc.(a)	3,102	36,914
Stemline Therapeutics, Inc.(a)	875	13,108
Synergy Pharmaceuticals, Inc.(a)	9,204	3,835
Syros Pharmaceuticals, Inc.(a)	750	4,935
T2 Biosystems, Inc.(a)	1,008	5,292
TESARO, Inc.(a)(b)	1,253	36,187
Tetraphase Pharmaceuticals, Inc.(a)(b)	851	1,745
TG Therapeutics, Inc.(a)(b)	1,735	7,894
Ultragenyx Pharmaceutical, Inc.(a)	1,478	71,609
United Therapeutics Corp.(a)	1,362	150,991
Vanda Pharmaceuticals, Inc.(a)	1,628	30,883
Verastem, Inc.(a)(b)	1,646	8,345
Vericel Corp.(a)	1,160	12,934
Vertex Pharmaceuticals, Inc.(a)	7,854	1,330,939
Viking Therapeutics, Inc.(a)(b)	1,350	18,360
Vital Therapies, Inc.(a)	1,562	480
Voyager Therapeutics, Inc.(a)(b)	667	9,051
Xencor, Inc.(a)	1,364	44,630
Zafgen, Inc.(a)	1,209	11,739

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology, Inc.(a)(b)	4,642	$9,191

		23,532,460
Building Products — 0.4%
AAON, Inc.	1,312	45,251
Advanced Drainage Systems, Inc.	1,310	36,405
Allegion PLC	2,634	225,813
Ameresco, Inc., Class A(a)	824	13,489
American Woodmark Corp.(a)	472	28,528
AO Smith Corp.	4,400	200,332
Apogee Enterprises, Inc.	840	30,324
Armstrong Flooring, Inc.(a)	377	5,862
Armstrong World Industries, Inc.(a)	1,474	91,019
Builders FirstSource, Inc.(a)	3,596	44,518
Caesarstone Ltd.	516	8,148
Continental Building Products, Inc.(a)	1,338	37,210
CSW Industrials, Inc.(a)	435	20,023
Fortune Brands Home & Security, Inc.	4,085	183,130
Gibraltar Industries, Inc.(a)	1,147	40,879
Griffon Corp.	937	11,356
Insteel Industries, Inc.	524	13,687
JELD-WEN Holding, Inc.(a)(b)	2,185	35,528
Johnson Controls International PLC	29,077	929,592
Lennox International, Inc.	1,169	246,530
Masco Corp.	8,798	263,940
Masonite International Corp.(a)	824	45,641
NCI Building Systems, Inc.(a)	1,292	15,827
Owens Corning	3,465	163,790
Patrick Industries, Inc.(a)	762	33,155
PGT Innovations, Inc.(a)	1,672	33,875
Quanex Building Products Corp.	1,001	14,835
Resideo Technologies, Inc.(a)	3,816	80,327
Simpson Manufacturing Co., Inc.	1,264	72,149
Trex Co., Inc.(a)	1,850	113,405
Universal Forest Products, Inc.	1,917	54,194
USG Corp.	2,612	110,279

		3,249,041
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,537	174,695
Ameriprise Financial, Inc.	4,339	552,094
Arlington Asset Investment Corp., Class A(b)	839	7,056
Artisan Partners Asset Management, Inc., Class A	1,678	45,994
Associated Capital Group, Inc., Class A	82	3,178
B. Riley Financial, Inc.	660	12,705
Bank of New York Mellon Corp.	28,239	1,336,552
BGC Partners, Inc., Class A	8,292	87,812
BlackRock, Inc.(f)	3,806	1,565,865
BrightSphere Investment Group PLC	2,537	28,922
Cboe Global Markets, Inc.	3,555	401,182
Charles Schwab Corp.	36,952	1,708,661

Security	Shares	Value
Capital Markets (continued)
CME Group, Inc.	10,462	$1,917,057
Cohen & Steers, Inc.	2	77
Cowen, Inc., Class A(a)(b)	773	11,440
Diamond Hill Investment Group, Inc.	101	17,390
Donnelley Financial Solutions, Inc.(a)	1,284	19,966
E*TRADE Financial Corp.	7,630	377,075
Eaton Vance Corp.	3,555	160,153
Evercore, Inc., Class A	1,287	105,135
Federated Investors, Inc., Class B	2,642	65,178
Focus Financial Partners, Inc., Class A(a)	706	26,969
Franklin Resources, Inc.	8,823	269,102
Gain Capital Holdings, Inc.	726	5,547
GAMCO Investors, Inc., Class A	133	2,729
Goldman Sachs Group, Inc.	10,863	2,448,194
Greenhill & Co., Inc.	768	16,934
Hamilton Lane, Inc., Class A	624	23,949
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,888	39,176
HFF, Inc., Class A	1,266	46,526
Houlihan Lokey, Inc.	838	34,509
Intercontinental Exchange, Inc.	17,661	1,360,604
INTL. FCStone, Inc.(a)	561	25,402
Invesco Ltd.	12,979	281,774
Investment Technology Group, Inc.	1,138	31,272
Ladenburg Thalmann Financial Services, Inc.	2,782	7,706
Lazard Ltd., Class A	3,109	123,552
Legg Mason, Inc.	2,665	75,206
LPL Financial Holdings, Inc.	2,795	172,172
Marcus & Millichap, Inc.(a)	477	16,561
Moelis & Co., Class A	1,183	47,746
Moody’s Corp.	5,218	759,115
Morgan Stanley	37,860	1,728,688
MSCI, Inc.	2,738	411,740
Nasdaq, Inc.	3,686	319,613
Northern Trust Corp.	6,487	610,232
Oppenheimer Holdings, Inc., Class A	269	8,274
Piper Jaffray Cos.	472	32,747
PJT Partners, Inc., Class A	631	28,610
Raymond James Financial, Inc.	3,735	286,437
S&P Global, Inc.	7,715	1,406,599
Safeguard Scientifics, Inc.(a)(b)	589	5,036
SEI Investments Co.	4,244	226,842
State Street Corp.	11,451	787,256
Stifel Financial Corp.	2,211	101,087
T. Rowe Price Group, Inc.	7,385	716,271
TD Ameritrade Holding Corp.	8,915	461,084
Virtu Financial, Inc., Class A	1,224	29,033
Virtus Investment Partners, Inc.	267	26,524
Waddell & Reed Financial, Inc., Class A	2,763	52,690
Westwood Holdings Group, Inc.	168	7,115

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
WisdomTree Investments, Inc.	2,265	$17,599

		21,676,409
Chemicals — 2.0%
A. Schulman, Inc.(c)	817	1,561
AdvanSix, Inc.(a)	1,050	29,127
AgroFresh Solutions, Inc.(a)(b)	1,185	6,766
Air Products & Chemicals, Inc.	6,628	1,023,032
Albemarle Corp.	3,472	344,492
American Vanguard Corp.	632	10,175
Ashland Global Holdings, Inc.	1,988	147,072
Axalta Coating Systems Ltd.(a)	5,674	140,034
Balchem Corp.	916	85,783
Cabot Corp.	1,967	95,754
Celanese Corp., Series A	4,221	409,184
CF Industries Holdings, Inc.	7,362	353,597
Chase Corp.	210	22,646
Chemours Co.	5,614	185,318
Codexis, Inc.(a)(b)	1,582	24,632
DowDuPont, Inc.	71,392	3,849,457
Eastman Chemical Co.	4,473	350,460
Ecolab, Inc.	7,852	1,202,534
Ferro Corp.(a)(b)	2,525	42,774
Flotek Industries, Inc.(a)(b)	1,115	2,018
FMC Corp.	4,206	328,405
FutureFuel Corp.	633	10,381
GCP Applied Technologies, Inc.(a)	2,242	58,225
Hawkins, Inc.	210	7,069
HB Fuller Co.	1,761	78,294
Huntsman Corp.	6,768	148,084
Ingevity Corp.(a)	1,315	119,770
Innophos Holdings, Inc.	560	16,408
Innospec, Inc.	733	49,052
International Flavors & Fragrances, Inc.	2,506	362,518
Intrepid Potash, Inc.(a)	2,818	11,131
KMG Chemicals, Inc.	472	35,410
Koppers Holdings, Inc.(a)	682	18,244
Kraton Corp.(a)	1,033	28,449
Kronos Worldwide, Inc.	777	10,901
Landec Corp.(a)	899	12,307
Linde PLC	17,595	2,911,445
LSB Industries, Inc.(a)(b)	74	562
LyondellBasell Industries NV, Class A	10,079	899,752
Minerals Technologies, Inc.	629	34,438
Mosaic Co.	10,948	338,731
NewMarket Corp.	248	95,718
Olin Corp.	4,242	85,688
OMNOVA Solutions, Inc.(a)	1,355	10,014
Platform Specialty Products Corp.(a)	6,523	70,579
PolyOne Corp.	2,494	80,581
PPG Industries, Inc.	7,327	769,994
PQ Group Holdings, Inc.(a)	1,043	16,740
Quaker Chemical Corp.	410	73,759
Rayonier Advanced Materials, Inc.	1,732	21,442

Security	Shares	Value
Chemicals (continued)
RPM International, Inc.	3,964	$242,478
Scotts Miracle-Gro Co., Class A	1,330	88,764
Sensient Technologies Corp.	1,236	80,167
Sherwin-Williams Co.	2,610	1,026,957
Stepan Co.	631	52,114
Trecora Resources(a)	733	7,916
Tredegar Corp.	681	12,667
Trinseo SA	1,007	54,257
Tronox Ltd., Class A	2,912	33,342
Valvoline, Inc.	4,803	95,676
Versum Materials, Inc.	3,472	109,576
Westlake Chemical Corp.	1,168	83,278
WR Grace & Co.	2,122	137,484

		17,055,183
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	2,009	61,777
ACCO Brands Corp.	3,640	29,375
ADT, Inc.(b)	2,866	22,183
Advanced Disposal Services, Inc.(a)	2,266	61,386
Brink’s Co.	1,570	104,122
Casella Waste Systems, Inc., Class A(a)	1,235	40,212
CECO Environmental Corp.	925	6,882
Cintas Corp.	2,680	487,412
Clean Harbors, Inc.(a)	1,295	88,112
Copart, Inc.(a)	5,928	289,938
Covanta Holding Corp.	3,766	55,323
Deluxe Corp.	1,445	68,218
Encore Capital Group, Inc.(a)	852	21,649
Ennis, Inc.	495	9,583
Essendant, Inc.	636	8,103
Healthcare Services Group, Inc.	2,219	90,069
Heritage-Crystal Clean, Inc.(a)	397	9,127
Herman Miller, Inc.	2,044	67,350
HNI Corp.	1,510	57,214
InnerWorkings, Inc.(a)	577	4,149
Interface, Inc.	1,828	29,778
Iron Mountain, Inc.	8,797	269,276
KAR Auction Services, Inc.	4,152	236,415
Kimball International, Inc., Class B	1,050	17,283
Knoll, Inc.	1,883	37,378
LSC Communications, Inc.	865	8,157
McGrath RentCorp	765	40,843
Mobile Mini, Inc.	1,436	59,048
MSA Safety, Inc.	1,077	112,482
Multi-Color Corp.	417	22,168
Pitney Bowes, Inc.	6,230	41,243
Quad/Graphics, Inc.	1,100	16,973
Republic Services, Inc.	6,496	472,129
Rollins, Inc.	2,997	177,422
RR Donnelley & Sons Co.	2,845	16,700
Steelcase, Inc., Class A	2,295	38,097
Stericycle, Inc.(a)	2,581	128,973

7

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Sykes Enterprises, Inc.(a)	1,447	$44,379
Team, Inc.(a)	945	18,805
Tetra Tech, Inc.	1,876	123,891
U.S. Ecology, Inc.	694	48,531
UniFirst Corp.	464	69,275
Viad Corp.	784	37,546
VSE Corp.	300	9,408
Waste Management, Inc.	13,060	1,168,478

		4,826,862
Communications Equipment — 1.2%
ADTRAN, Inc.	1,464	19,676
Applied Optoelectronics, Inc.(a)	492	9,658
Arista Networks, Inc.(a)	1,786	411,405
ARRIS International PLC(a)	5,470	136,039
Bel Fuse, Inc., Class B	206	4,532
CalAmp Corp.(a)	1,415	28,215
Calix, Inc.(a)	1,374	10,030
Casa Systems, Inc.(a)	501	7,214
Ciena Corp.(a)	4,423	138,263
Cisco Systems, Inc.	144,601	6,615,496
Clearfield, Inc.(a)	214	2,572
CommScope Holding Co., Inc.(a)(b)	6,038	145,274
Comtech Telecommunications Corp.	769	21,470
Digi International, Inc.(a)	916	10,626
EchoStar Corp., Class A(a)	1,630	66,096
Extreme Networks, Inc.(a)	3,777	20,962
F5 Networks, Inc.(a)	1,856	325,320
Finisar Corp.(a)	3,653	60,969
Harmonic, Inc.(a)	2,232	12,298
Infinera Corp.(a)	4,951	27,429
InterDigital, Inc.	1,091	77,406
Juniper Networks, Inc.	10,982	321,443
KVH Industries, Inc.(a)	368	4,545
Loral Space & Communications, Inc.(a)	436	19,472
Lumentum Holdings, Inc.(a)(b)	1,920	104,928
Motorola Solutions, Inc.	4,952	606,917
NETGEAR, Inc.(a)	984	54,592
Oclaro, Inc.(a)	5,340	43,895
Palo Alto Networks, Inc.(a)	2,766	506,289
Plantronics, Inc.	1,047	61,742
Quantenna Communications, Inc.(a)	1,082	19,433
Ribbon Communications, Inc.(a)	1,319	8,969
Ubiquiti Networks, Inc.(b)	608	56,599
ViaSat, Inc.(a)(b)	1,681	107,181
Viavi Solutions, Inc.(a)	7,781	89,715

		10,156,670
Construction & Engineering — 0.2%
AECOM(a)	4,950	144,243
Aegion Corp.(a)	966	18,702
Argan, Inc.	484	21,306
Comfort Systems USA, Inc.	1,276	68,240

Security	Shares	Value
Construction & Engineering (continued)
Dycom Industries, Inc.(a)	920	$62,450
EMCOR Group, Inc.	1,824	129,467
Fluor Corp.	3,905	171,273
Granite Construction, Inc.	1,426	65,197
Great Lakes Dredge & Dock Corp.(a)(b)	1,265	7,350
HC2 Holdings, Inc.(a)(b)	1,528	7,946
IES Holdings, Inc.(a)	192	3,406
Jacobs Engineering Group, Inc.	3,988	299,459
KBR, Inc.	4,311	85,272
MasTec, Inc.(a)	2,050	89,195
MYR Group, Inc.(a)	480	16,027
NV5 Global, Inc.(a)	247	19,283
Orion Group Holdings, Inc.(a)	507	2,393
Primoris Services Corp.	1,242	26,293
Quanta Services, Inc.(a)	4,706	146,827
Sterling Construction Co., Inc.(a)	736	8,361
Tutor Perini Corp.(a)	1,212	18,786
Willscot Corp.(a)(b)	1,032	15,315

		1,426,791
Construction Materials — 0.1%
Eagle Materials, Inc.	1,497	110,538
Forterra, Inc.(a)(b)	880	3,969
Martin Marietta Materials, Inc.	1,966	336,736
Summit Materials, Inc., Class A(a)(b)	3,491	47,129
US Concrete, Inc.(a)(b)	548	17,887
Vulcan Materials Co.	4,132	417,910

		934,169
Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	1,308	31,954
American Outdoor Brands Corp.(a)	1,541	21,081
At Home Group, Inc.(a)	830	22,692
Camping World Holdings, Inc., Class A(b)	1,130	19,380
SP Plus Corp.(a)	647	20,678

		115,785
Consumer Finance — 0.7%
Ally Financial, Inc.	12,494	317,472
American Express Co.	21,979	2,257,903
Capital One Financial Corp.	14,489	1,293,868
Credit Acceptance Corp.(a)	345	146,425
Curo Group Holdings Corp.(a)	395	5,558
Discover Financial Services	10,530	733,625
Enova International, Inc.(a)	960	22,704
Ezcorp, Inc., Class A(a)(b)	1,575	15,655
Green Dot Corp., Class A(a)	1,462	110,732
Navient Corp.	8,138	94,238
Nelnet, Inc., Class A	589	33,155
OneMain Holdings, Inc.(a)	2,394	68,277
PRA Group, Inc.(a)(b)	1,470	45,335
Regional Management Corp.(a)	217	6,263

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
Santander Consumer USA Holdings, Inc.	3,774	$70,762
SLM Corp.(a)	13,908	141,027
Synchrony Financial	22,624	653,381
World Acceptance Corp.(a)	213	21,617

		6,037,997
Containers & Packaging — 0.4%
AptarGroup, Inc.	1,938	197,598
Ardagh Group SA	925	12,191
Avery Dennison Corp.	2,670	242,222
Ball Corp.	10,697	479,226
Bemis Co., Inc.	2,827	129,392
Berry Global Group, Inc.(a)	4,032	175,876
Crown Holdings, Inc.(a)(b)	4,064	171,867
Graphic Packaging Holding Co.	9,416	103,670
Greif, Inc., Class A	429	20,292
Greif, Inc., Class B	150	7,704
International Paper Co.	12,380	561,557
Myers Industries, Inc.	958	15,194
Owens-Illinois, Inc.(a)	5,183	81,218
Packaging Corp. of America	2,882	264,596
Sealed Air Corp.	4,431	143,387
Silgan Holdings, Inc.	2,257	54,236
Sonoco Products Co.	3,048	166,360
UFP Technologies, Inc.(a)	191	6,593
WestRock Co.	7,258	311,876

		3,145,055
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,551	59,574
Genuine Parts Co.	4,194	410,676
LKQ Corp.(a)	8,944	243,903
Pool Corp.	1,214	176,941

		891,094
Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	1,704	107,199
Adtalem Global Education, Inc.(a)	1,954	98,931
American Public Education, Inc.(a)	510	16,692
Bright Horizons Family Solutions, Inc.(a)	1,714	196,956
Career Education Corp.(a)	2,063	29,666
Carriage Services, Inc.	331	6,309
frontdoor, Inc.(a)	2,095	71,335
Graham Holdings Co., Class B	140	81,347
Grand Canyon Education, Inc.(a)(b)	1,490	185,803
H&R Block, Inc.	6,554	173,943
Hillenbrand, Inc.	1,543	73,910
Houghton Mifflin Harcourt Co.(a)	3,459	23,175
K12, Inc.(a)	1,226	26,249
Laureate Education, Inc., Class A(a)	1,650	24,569
Matthews International Corp., Class A	1,044	43,451
Regis Corp.(a)(b)	1,081	18,204

Security	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	5,567	$230,863
ServiceMaster Global Holdings, Inc.(a)	4,191	179,710
Sotheby’s(a)	1,241	52,122
Strategic Education, Inc.	492	61,903
Weight Watchers International, Inc.(a)	1,199	79,254

		1,781,591
Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	4,174	84,691
Berkshire Hathaway, Inc., Class B(a)	59,556	12,225,656
Cannae Holdings, Inc.(a)	2,019	37,291
FactSet Research Systems, Inc.	1,194	267,169
FGL Holdings(a)	4,187	33,077
Interactive Brokers Group, Inc., Class A	2,183	107,862
Jefferies Financial Group, Inc.	9,767	209,698
MarketAxess Holdings, Inc.	993	208,202
Marlin Business Services Corp.	218	5,794
Morningstar, Inc.	595	74,256
On Deck Capital, Inc.(a)	1,669	11,516
PICO Holdings, Inc.	421	4,808
Voya Financial, Inc.	5,480	239,805

		13,509,825
Diversified Telecommunication Services — 1.8%
8x8, Inc.(a)	3,052	52,464
AT&T, Inc.	223,281	6,850,261
ATN International, Inc.	370	31,261
CenturyLink, Inc.	28,795	594,329
Cincinnati Bell, Inc.(a)	1,019	14,460
Cogent Communications Holdings, Inc.	1,273	66,171
Consolidated Communications Holdings, Inc.	2,166	27,118
Frontier Communications Corp.	2,893	13,915
Intelsat SA(a)	1,228	32,002
Iridium Communications, Inc.(a)(b)	3,132	62,045
Ooma, Inc.(a)	719	10,814
ORBCOMM, Inc.(a)	2,610	24,873
pdvWireless, Inc.(a)	207	8,384
Verizon Communications, Inc.	127,160	7,259,564
Vonage Holdings Corp.(a)	6,867	91,056
Windstream Holdings, Inc.(a)(b)	1,392	5,735
Zayo Group Holdings, Inc.(a)	6,175	184,509

		15,328,961
Electric Utilities — 1.7%
ALLETE, Inc.	1,629	120,546
Alliant Energy Corp.	7,051	303,052
American Electric Power Co., Inc.	14,824	1,087,489
Avangrid, Inc.	1,707	80,246
Duke Energy Corp.	21,938	1,812,737
Edison International	9,492	658,650
El Paso Electric Co.	1,311	74,793
Entergy Corp.	5,331	447,537
Evergy, Inc.	8,272	463,149

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	9,396	$594,391
Exelon Corp.	30,128	1,319,908
FirstEnergy Corp.	14,190	529,003
Hawaiian Electric Industries, Inc.	3,114	116,152
IDACORP, Inc.	1,613	150,428
MGE Energy, Inc.	1,143	71,415
NextEra Energy, Inc.	14,588	2,516,430
OGE Energy Corp.	5,624	203,308
Otter Tail Corp.	1,180	53,183
PG&E Corp.	16,145	755,747
Pinnacle West Capital Corp.	3,417	281,048
PNM Resources, Inc.	2,520	96,793
Portland General Electric Co.	2,840	128,027
PPL Corp.	20,956	637,062
Southern Co.	31,133	1,401,919
Spark Energy, Inc., Class A	516	3,849
Unitil Corp.	397	18,862
Xcel Energy, Inc.	15,860	777,299

		14,703,023
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,258	158,055
Allied Motion Technologies, Inc.	178	7,771
AMETEK, Inc.	6,721	450,845
Atkore International Group, Inc.(a)	1,193	22,977
AZZ, Inc.	902	40,004
Babcock & Wilcox Enterprises, Inc.(a)(b)	3,169	3,098
Brady Corp., Class A	1,612	64,947
Eaton Corp. PLC	13,284	952,064
Emerson Electric Co.	19,245	1,306,351
Encore Wire Corp.	609	26,918
Energous Corp.(a)(b)	545	4,382
EnerSys	1,327	105,589
Enphase Energy, Inc.(a)(b)	2,624	11,913
Franklin Electric Co., Inc.	1,418	60,152
Generac Holdings, Inc.(a)	1,879	95,322
GrafTech International Ltd.	1,091	19,507
Hubbell, Inc.	1,706	173,500
II-VI, Inc.(a)	1,415	52,680
nVent Electric PLC	5,078	124,005
Plug Power, Inc.(a)(b)	6,627	12,260
Powell Industries, Inc.	173	5,045
Preformed Line Products Co.	83	5,246
Regal-Beloit Corp.	1,054	75,572
Rockwell Automation, Inc.	3,679	606,042
Sensata Technologies Holding PLC(a)	5,335	250,211
Sunrun, Inc.(a)	3,002	36,804
Thermon Group Holdings, Inc.(a)	911	19,659
TPI Composites, Inc.(a)(b)	427	10,786

Security	Shares	Value
Electrical Equipment (continued)
Vicor Corp.(a)	531	$21,293

		4,722,998
Electronic Equipment, Instruments & Components — 0.7%
Agilysys, Inc.(a)	582	9,469
Amphenol Corp., Class A	8,787	786,437
Anixter International, Inc.(a)	973	63,916
Arrow Electronics, Inc.(a)	2,755	186,541
Avnet, Inc.	3,815	152,867
AVX Corp.	1,604	26,755
Badger Meter, Inc.	960	47,146
Belden, Inc.(b)	1,259	68,049
Benchmark Electronics, Inc.	1,484	32,396
CDW Corp.	4,339	390,553
Cognex Corp.	5,202	222,854
Coherent, Inc.(a)	786	96,788
Control4 Corp.(a)	771	21,526
Corning, Inc.	24,458	781,433
CTS Corp.	939	25,062
Daktronics, Inc.	624	4,561
Dolby Laboratories, Inc., Class A	1,925	132,459
Electro Scientific Industries, Inc.(a)	1,219	35,351
Fabrinet(a)	1,162	50,338
FARO Technologies, Inc.(a)	560	28,302
Fitbit, Inc., Series A(a)(b)	6,233	29,482
FLIR Systems, Inc.	4,227	195,752
Insight Enterprises, Inc.(a)	1,092	56,446
IntriCon Corp.(a)	198	8,292
IPG Photonics Corp.(a)	1,117	149,175
Itron, Inc.(a)	986	51,410
Jabil, Inc.	4,453	110,123
KEMET Corp.(a)	1,594	34,717
Keysight Technologies, Inc.(a)	5,843	333,518
Kimball Electronics, Inc.(a)	871	16,026
Knowles Corp.(a)(b)	2,418	39,123
Littelfuse, Inc.	757	137,138
Maxwell Technologies, Inc.(a)	878	2,581
Mercury Systems, Inc.(a)	1,568	73,477
Mesa Laboratories, Inc.	107	19,548
Methode Electronics, Inc.	1,155	34,188
MTS Systems Corp.	526	24,906
National Instruments Corp.	3,481	170,465
nLight, Inc.(a)	260	4,638
Novanta, Inc.(a)	992	57,744
OSI Systems, Inc.(a)	535	37,001
PAR Technology Corp.(a)(b)	598	10,585
Park Electrochemical Corp.	658	11,620
PC Connection, Inc.	284	9,412
Plexus Corp.(a)	1,011	59,042
Rogers Corp.(a)	547	67,314
Sanmina Corp.(a)	2,201	55,685
ScanSource, Inc.(a)	754	29,316
SYNNEX Corp.	1,334	103,532

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	1,192	$84,227
Trimble, Inc.(a)	7,110	265,772
TTM Technologies, Inc.(a)(b)	3,051	35,697
Universal Display Corp.(b)	1,329	163,480
Vishay Intertechnology, Inc.	4,043	73,987
Vishay Precision Group, Inc.(a)	235	7,626
Zebra Technologies Corp., Class A(a)	1,652	274,728

		6,000,576
Energy Equipment & Services — 0.6%
Apergy Corp.(a)	2,407	93,849
Archrock, Inc.	3,980	40,835
Baker Hughes a GE Co.	12,368	330,102
Basic Energy Services, Inc.(a)	730	5,672
Bristow Group, Inc.(a)	1,211	13,333
C&J Energy Services, Inc.(a)	2,057	38,631
Cactus, Inc., Class A(a)	1,001	33,493
CARBO Ceramics, Inc.(a)	781	3,772
Covia Holdings Corp.(a)(b)	984	5,688
Diamond Offshore Drilling, Inc.(a)(b)	2,137	30,303
Dril-Quip, Inc.(a)	1,277	54,349
Era Group, Inc.(a)	614	6,951
Exterran Corp.(a)	1,098	22,937
Forum Energy Technologies, Inc.(a)	2,686	24,067
Frank’s International NV(a)	2,152	15,279
FTS International, Inc.(a)	684	8,762
Halliburton Co.	27,085	939,308
Helix Energy Solutions Group, Inc.(a)	4,203	35,810
Helmerich & Payne, Inc.	3,345	208,360
ION Geophysical Corp.(a)(b)	404	4,771
Keane Group, Inc.(a)	1,847	23,217
KLX Energy Services Holdings, Inc.(a)	498	14,387
Liberty Oilfield Services, Inc., Class A	500	9,490
Mammoth Energy Services, Inc.	259	6,465
Matrix Service Co.(a)	641	13,032
McDermott International, Inc.(a)	5,780	44,679
Nabors Industries Ltd.	10,866	54,004
National Oilwell Varco, Inc.	11,473	422,206
Natural Gas Services Group, Inc.(a)(b)	149	2,876
Newpark Resources, Inc.(a)	2,639	21,666
Nine Energy Service, Inc.(a)	292	10,813
Noble Corp. PLC(a)	6,973	35,004
Ocean Rig UDW, Inc., Class A(a)	1,695	51,342
Oceaneering International, Inc.(a)	3,147	59,604
Oil States International, Inc.(a)	1,913	42,603
Patterson-UTI Energy, Inc.	6,884	114,550
PHI, Inc.(a)	118	919
Pioneer Energy Services Corp.(a)	2,092	6,213
ProPetro Holding Corp.(a)	2,231	39,377
RigNet, Inc.(a)	264	4,514
Rowan Cos. PLC, Class A(a)	4,032	64,149
RPC, Inc.	2,009	29,894
Schlumberger Ltd.	42,855	2,198,890
SEACOR Holdings, Inc.(a)	540	25,915

Security	Shares	Value
Energy Equipment & Services (continued)
SEACOR Marine Holdings, Inc.(a)	312	$5,703
Select Energy Services, Inc., Class A(a)(b)	1,380	13,193
Solaris Oilfield Infrastructure, Inc., Class A(a)(b)	756	9,979
Superior Energy Services, Inc.(a)(b)	4,664	36,519
TETRA Technologies, Inc.(a)	3,785	11,241
Tidewater, Inc.(a)	752	20,191
Transocean Ltd.(a)	13,113	144,374
Unit Corp.(a)	1,625	37,586
Weatherford International PLC(a)(b)	31,303	42,259

		5,533,126
Equity Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	2,748	76,504
Americold Realty Trust	1,998	49,451
AG Mortgage Investment Trust, Inc.	900	15,570
Agree Realty Corp.(b)	1,095	62,711
Alexander’s, Inc.	66	20,791
Alexandria Real Estate Equities, Inc.	3,194	390,403
American Assets Trust, Inc.	1,694	64,982
American Campus Communities, Inc.	4,301	169,933
American Homes 4 Rent, Class A	8,024	169,066
American Tower Corp.	13,507	2,104,526
Anworth Mortgage Asset Corp.	2,687	11,715
Apartment Investment & Management Co., Class A	4,638	199,620
Apollo Commercial Real Estate Finance, Inc.	4,854	90,818
Apple Hospitality REIT, Inc.	6,651	107,547
Arbor Realty Trust, Inc.	694	8,384
Ares Commercial Real Estate Corp.	1,122	16,235
Armada Hoffler Properties, Inc.	1,336	20,013
ARMOUR Residential REIT, Inc.	558	12,153
Ashford Hospitality Trust, Inc.	2,782	14,327
AvalonBay Communities, Inc.	4,328	759,045
Blackstone Mortgage Trust, Inc., Class A(b)	3,060	103,244
Bluerock Residential Growth REIT, Inc.	999	9,461
Boston Properties, Inc.	4,806	580,373
Brandywine Realty Trust	6,024	84,697
Brixmor Property Group, Inc.	9,591	155,374
Brookfield Property REIT, Inc., Class A	5,224	100,771
Camden Property Trust	2,714	244,993
Capstead Mortgage Corp.	2,469	16,937
Catchmark Timber Trust, Inc., Class A	1,412	12,496
CBL & Associates Properties, Inc.(b)	4,513	14,893
Cedar Realty Trust, Inc.	1,848	6,967
Chatham Lodging Trust	2,016	39,312
Cherry Hill Mortgage Investment Corp.	1,220	21,850
Chesapeake Lodging Trust	1,740	51,139
Chimera Investment Corp.	5,490	102,114
City Office REIT, Inc.	814	8,970
Colony Capital, Inc.	15,687	92,083
Columbia Property Trust, Inc.	3,723	83,581

11

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust, Inc.	647	$19,229
CoreCivic, Inc.	3,810	85,573
CorEnergy Infrastructure Trust, Inc.(b)	292	10,550
CorePoint Lodging, Inc.	1,425	23,327
CoreSite Realty Corp.(b)	1,094	102,683
Corporate Office Properties Trust	2,979	76,977
Cousins Properties, Inc.	12,113	100,659
Crown Castle International Corp.	12,776	1,389,262
CubeSmart	5,727	165,968
CyrusOne, Inc.	3,073	163,576
DiamondRock Hospitality Co.	6,044	63,160
Digital Realty Trust, Inc.(b)	6,323	652,913
Douglas Emmett, Inc.	4,871	176,281
Duke Realty Corp.	11,046	304,538
Dynex Capital, Inc.	2,085	12,072
Easterly Government Properties, Inc.	1,197	21,749
EastGroup Properties, Inc.	1,111	106,423
Empire State Realty Trust, Inc., Class A	5,084	80,632
EPR Properties	2,275	156,383
Equinix, Inc.	2,445	926,019
Equity Commonwealth	3,605	107,357
Equity LifeStyle Properties, Inc.	2,385	225,836
Equity Residential	11,215	728,526
Essex Property Trust, Inc.	1,911	479,241
Extra Space Storage, Inc.(b)	3,818	343,849
Farmland Partners, Inc.(b)	2,041	13,981
Federal Realty Investment Trust	2,316	287,300
First Industrial Realty Trust, Inc.	3,783	116,138
Forest City Realty Trust, Inc., Class A	7,161	180,171
Four Corners Property Trust, Inc.	2,267	59,123
Franklin Street Properties Corp.	2,880	20,045
Gaming and Leisure Properties, Inc.	6,314	212,719
Geo Group, Inc.	4,037	89,258
Getty Realty Corp.	924	24,791
Gladstone Commercial Corp.	957	18,173
Global Net Lease, Inc.	2,665	53,966
Great Ajax Corp.	321	4,186
HCP, Inc.	13,833	381,099
Healthcare Realty Trust, Inc.	3,924	109,323
Healthcare Trust of America, Inc., Class A	6,354	166,856
Hersha Hospitality Trust	1,059	18,596
Highwoods Properties, Inc.	3,239	138,111
Hospitality Properties Trust	5,059	129,612
Host Hotels & Resorts, Inc.	21,489	410,655
Hudson Pacific Properties, Inc.	4,734	143,440
Independence Realty Trust, Inc.	2,385	23,635
Industrial Logistics Properties Trust	584	12,609
InfraREIT, Inc.	1,626	34,179
Innovative Industrial Properties, Inc.	256	10,493
Invesco Mortgage Capital, Inc.	5,128	77,330
Investors Real Estate Trust	3,249	17,642
Invitation Homes, Inc.	9,331	204,162
iStar, Inc.	1,888	19,824
JBG SMITH Properties	3,231	121,098

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Jernigan Capital, Inc.(b)	475	$9,296
Kilroy Realty Corp.	3,027	208,500
Kimco Realty Corp.(b)	12,857	206,869
Kite Realty Group Trust	3,058	48,439
Lamar Advertising Co., Class A	2,563	187,919
LaSalle Hotel Properties	3,491	115,238
Lexington Realty Trust	8,078	62,766
Liberty Property Trust	4,590	192,183
Life Storage, Inc.	1,109	104,423
LTC Properties, Inc.	1,396	59,707
Macerich Co.	3,826	197,498
Mack-Cali Realty Corp.	3,138	63,701
Medical Properties Trust, Inc.	10,785	160,265
MFA Financial, Inc.	11,009	76,292
Mid-America Apartment Communities, Inc.	3,527	344,623
Monmouth Real Estate Investment Corp.	3,027	45,284
National Health Investors, Inc.	1,315	96,600
National Retail Properties, Inc.	4,800	224,400
National Storage Affiliates Trust	1,868	49,745
New Residential Investment Corp.	10,200	182,376
New Senior Investment Group, Inc.	1,250	7,150
New York Mortgage Trust, Inc.	2,062	12,661
NexPoint Residential Trust, Inc.	679	24,200
NorthStar Realty Europe Corp.	1,409	18,909
Omega Healthcare Investors, Inc.	6,245	208,271
One Liberty Properties, Inc.	642	16,647
Orchid Island Capital, Inc.	1,593	10,418
Outfront Media, Inc.	4,679	82,912
Paramount Group, Inc.	6,064	86,655
Park Hotels & Resorts, Inc.	5,373	156,193
Pebblebrook Hotel Trust(b)	2,235	75,342
Pennsylvania Real Estate Investment Trust	2,071	18,535
PennyMac Mortgage Investment Trust(f)	1,874	36,187
Physicians Realty Trust(b)	5,702	94,539
Piedmont Office Realty Trust, Inc., Class A	4,983	89,794
PotlatchDeltic Corp.	1,970	71,412
Preferred Apartment Communities, Inc., Class A	1,032	17,389
Prologis, Inc.	19,351	1,247,559
PS Business Parks, Inc.	476	62,166
Public Storage	4,524	929,546
QTS Realty Trust, Inc., Class A	1,581	60,584
Ramco-Gershenson Properties Trust	2,246	29,827
Rayonier, Inc.	4,192	126,598
Realty Income Corp.	8,939	538,754
Redwood Trust, Inc.	2,331	38,275
Regency Centers Corp.	4,738	300,200
Retail Opportunity Investments Corp.	4,102	72,154
Retail Properties of America, Inc., Class A	6,809	83,546

12

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Retail Value, Inc.(a)	491	$13,753
Rexford Industrial Realty, Inc.	2,558	81,012
RLJ Lodging Trust	5,509	107,095
Ryman Hospitality Properties, Inc.	1,359	105,445
Sabra Health Care REIT, Inc.	5,679	122,950
Saul Centers, Inc.	321	15,331
SBA Communications Corp.(a)	3,433	556,730
Select Income REIT	2,584	48,863
Senior Housing Properties Trust	7,113	114,306
Seritage Growth Properties, Class A	1,080	41,062
Simon Property Group, Inc.(b)	9,472	1,738,301
SITE Centers Corp.(b)	4,914	61,081
SL Green Realty Corp.	2,686	245,124
Spirit MTA REIT	1,286	13,773
Spirit Realty Capital, Inc.	12,869	100,636
STAG Industrial, Inc.	3,113	82,370
Starwood Property Trust, Inc.	6,819	148,109
STORE Capital Corp.	5,504	159,781
Summit Hotel Properties, Inc.	3,295	37,958
Sun Communities, Inc.	2,395	240,626
Sunstone Hotel Investors, Inc.	7,168	103,721
Tanger Factory Outlet Centers, Inc.(b)	2,740	60,992
Taubman Centers, Inc.	1,886	103,749
Terreno Realty Corp.	1,697	63,519
Tier REIT, Inc.	1,574	34,109
UDR, Inc.	8,091	317,086
UMH Properties, Inc.	764	10,948
Uniti Group, Inc.	5,448	104,275
Universal Health Realty Income Trust	517	33,140
Urban Edge Properties	3,227	66,121
Urstadt Biddle Properties, Inc., Class A	607	12,085
Ventas, Inc.	11,156	647,494
VEREIT, Inc.	30,946	226,834
VICI Properties, Inc.	11,341	244,852
Vornado Realty Trust	5,418	368,857
Washington Prime Group, Inc.	4,046	25,894
Washington Real Estate Investment Trust	2,807	78,231
Weingarten Realty Investors	3,752	105,506
Welltower, Inc.	11,079	731,990
Western Asset Mortgage Capital Corp.	1,131	11,276
Weyerhaeuser Co.	22,561	600,799
Whitestone REIT	1,160	15,614
WP Carey, Inc.	3,257	214,995
Xenia Hotels & Resorts, Inc.	3,583	73,631

		31,156,918

Security	Shares	Value
Food & Staples Retailing — 1.4%
Andersons, Inc.	977	$35,172
BJ’s Wholesale Club Holdings, Inc.(a)	1,296	28,706
Casey’s General Stores, Inc.	1,201	151,458
Chefs’ Warehouse, Inc.(a)(b)	708	23,810
Costco Wholesale Corp.	13,405	3,064,785
Diplomat Pharmacy, Inc.(a)(b)	1,745	34,621
Ingles Markets, Inc., Class A	278	9,157
Kroger Co.	24,310	723,466
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	357	6,469
Performance Food Group Co.(a)	3,290	96,463
PriceSmart, Inc.	676	47,422
Rite Aid Corp.(a)(b)	32,635	39,162
Smart & Final Stores, Inc.(a)	347	1,752
SpartanNash Co.	1,099	19,617
Sprouts Farmers Market, Inc.(a)	4,161	111,889
Sysco Corp.	15,003	1,070,164
U.S. Foods Holding Corp.(a)	6,700	195,439
United Natural Foods, Inc.(a)(b)	1,555	33,790
Village Super Market, Inc., Class A	168	4,140
Walgreens Boots Alliance, Inc.	25,968	2,071,467
Walmart, Inc.	43,892	4,401,490
Weis Markets, Inc.	304	14,030

		12,184,469
Food Products — 1.2%
Archer-Daniels-Midland Co.	17,547	829,096
B&G Foods, Inc.(b)	2,013	52,418
Bunge Ltd.	4,417	272,971
Cal-Maine Foods, Inc.	976	47,502
Calavo Growers, Inc.	484	46,948
Campbell Soup Co.	5,585	208,935
Conagra Brands, Inc.	14,395	512,462
Darling Ingredients, Inc.(a)	3,749	77,454
Dean Foods Co.	2,435	19,456
Farmer Bros Co.(a)	293	7,064
Flowers Foods, Inc.	5,392	104,119
Fresh Del Monte Produce, Inc.	262	8,654
Freshpet, Inc.(a)	855	32,575
General Mills, Inc.	18,035	789,933
Hain Celestial Group, Inc.(a)	2,977	74,068
Hershey Co.	4,403	471,781
Hormel Foods Corp.	8,601	375,348
Hostess Brands, Inc.(a)	2,803	29,151
Ingredion, Inc.	2,281	230,791
J&J Snack Foods Corp.	460	71,834
J.M. Smucker Co.	3,440	372,621
John B Sanfilippo & Son, Inc.	296	18,666
Kellogg Co.	7,781	509,500
Kraft Heinz Co.	18,244	1,002,873

13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	4,579	$357,895
Lancaster Colony Corp.	582	99,743
Limoneira Co.	296	7,296
McCormick & Co., Inc.	3,684	530,496
Mondelez International, Inc., Class A	44,580	1,871,468
Pilgrim’s Pride Corp.(a)	1,468	25,925
Post Holdings, Inc.(a)	2,023	178,874
Sanderson Farms, Inc.	640	62,970
Seneca Foods Corp., Class A(a)	168	5,314
Simply Good Foods Co.(a)	1,765	33,464
Tootsie Roll Industries, Inc.	561	17,711
TreeHouse Foods, Inc.(a)	1,682	76,632
Tyson Foods, Inc., Class A	8,612	516,031

		9,950,039
Gas Utilities — 0.2%
Atmos Energy Corp.	3,408	317,217
Chesapeake Utilities Corp.	538	42,744
National Fuel Gas Co.	2,642	143,434
New Jersey Resources Corp.	2,713	122,356
Northwest Natural Holding Co.	1,112	72,046
ONE Gas, Inc.	1,737	137,067
South Jersey Industries, Inc.	2,668	78,813
Southwest Gas Holdings, Inc.	1,585	122,473
Spire, Inc.	1,532	111,193
UGI Corp.	5,459	289,654

		1,436,997
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	52,681	3,631,828
ABIOMED, Inc.(a)	1,324	451,749
Accuray, Inc.(a)	2,245	10,080
Align Technology, Inc.(a)	2,452	542,382
AngioDynamics, Inc.(a)	1,227	25,068
Anika Therapeutics, Inc.(a)	494	17,665
Antares Pharma, Inc.(a)	4,962	14,836
AtriCure, Inc.(a)	1,049	33,369
Atrion Corp.	52	35,473
Avanos Medical, Inc.(a)	1,491	84,391
AxoGen, Inc.(a)(b)	1,041	38,819
Baxter International, Inc.	15,425	964,217
Becton Dickinson & Co.	8,139	1,876,039
Boston Scientific Corp.(a)	42,587	1,539,094
Cantel Medical Corp.	1,138	90,073
Cardiovascular Systems, Inc.(a)	1,005	28,190
Cerus Corp.(a)	3,973	26,619
CONMED Corp.	827	55,765
Cooper Cos., Inc.	1,487	384,107
CryoLife, Inc.(a)	1,080	33,458
CryoPort, Inc.(a)(b)	738	8,192
Cutera, Inc.(a)	449	9,115
CytoSorbents Corp.(a)	805	8,050
Danaher Corp.	19,061	1,894,663

Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	6,405	$221,805
DexCom, Inc.(a)	2,538	336,970
Edwards Lifesciences Corp.(a)	6,484	957,038
Endologix, Inc.(a)	3,022	3,687
GenMark Diagnostics, Inc.(a)(b)	2,043	10,889
Glaukos Corp.(a)	958	55,507
Globus Medical, Inc., Class A(a)	2,303	121,714
Haemonetics Corp.(a)	1,657	173,107
Helius Medical Technologies, Inc.(a)(b)	754	7,721
Hill-Rom Holdings, Inc.	2,083	175,139
Hologic, Inc.(a)	8,606	335,548
ICU Medical, Inc.(a)	383	97,562
IDEXX Laboratories, Inc.(a)	2,547	540,270
Inogen, Inc.(a)	535	101,420
Insulet Corp.(a)	1,850	163,188
Integra LifeSciences Holdings Corp.(a)	2,291	122,729
Intuitive Surgical, Inc.(a)	3,439	1,792,338
Invacare Corp.	859	11,098
iRhythm Technologies, Inc.(a)	738	57,018
K2M Group Holdings, Inc.(a)	1,236	33,842
Lantheus Holdings, Inc.(a)	1,418	19,809
LeMaitre Vascular, Inc.	408	10,894
LivaNova PLC(a)	1,544	172,913
Masimo Corp.(a)	1,413	163,343
Medtronic PLC	41,642	3,740,284
Meridian Bioscience, Inc.	1,421	23,034
Merit Medical Systems, Inc.(a)(b)	1,542	88,079
Natus Medical, Inc.(a)	355	10,607
Neogen Corp.(a)	1,568	95,209
Nevro Corp.(a)	940	45,834
Novocure Ltd.(a)	2,260	74,896
NuVasive, Inc.(a)	1,560	87,625
Nuvectra Corp.(a)	427	8,544
NxStage Medical, Inc.(a)	2,202	62,493
Ocular Therapeutix, Inc.(a)	1,510	7,490
OraSure Technologies, Inc.(a)	1,875	26,062
Orthofix Medical, Inc.(a)	536	32,600
OrthoPediatrics Corp.(a)(b)	331	11,496
Oxford Immunotec Global PLC(a)	422	6,503
Pulse Biosciences, Inc.(a)(b)	649	8,314
Quidel Corp.(a)	1,032	66,420
ResMed, Inc.	4,391	465,095
Rockwell Medical, Inc.(a)(b)	732	2,987
RTI Surgical, Inc.(a)	1,373	6,288
Senseonics Holdings, Inc.(a)	2,026	7,516
Sientra, Inc.(a)	705	14,516
STAAR Surgical Co.(a)	1,295	51,942
STERIS PLC	2,678	292,732
Stryker Corp.	10,506	1,704,283
Surmodics, Inc.(a)	407	25,816
Tactile Systems Technology, Inc.(a)(b)	527	34,508
Tandem Diabetes Care, Inc.(a)	1,377	51,789
Teleflex, Inc.	1,431	344,499

14

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
TransEnterix, Inc.(a)(b)	4,761	$15,568
Utah Medical Products, Inc.	90	7,846
Varex Imaging Corp.(a)	1,195	31,022
Varian Medical Systems, Inc.(a)	2,891	345,099
Veracyte, Inc.(a)	970	14,405
ViewRay, Inc.(a)(b)	1,478	12,785
West Pharmaceutical Services, Inc.	2,311	244,781
Wright Medical Group NV(a)	3,301	89,061
Zimmer Biomet Holdings, Inc.	6,317	717,548

		26,364,367
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)(b)	2,734	113,461
Addus HomeCare Corp.(a)	156	10,218
Aetna, Inc.	9,887	1,961,581
Amedisys, Inc.(a)	857	94,270
American Renal Associates Holdings, Inc.(a)	551	10,629
AmerisourceBergen Corp.	4,681	411,928
AMN Healthcare Services, Inc.(a)	1,523	77,094
Anthem, Inc.	8,000	2,204,560
Apollo Medical Holdings, Inc.(a)(b)	742	15,174
BioScrip, Inc.(a)	3,742	10,028
BioTelemetry, Inc.(a)	1,095	63,619
Brookdale Senior Living, Inc.(a)	5,904	52,723
Capital Senior Living Corp.(a)	492	4,428
Cardinal Health, Inc.	9,228	466,937
Centene Corp.(a)	6,080	792,346
Chemed Corp.	500	152,165
Cigna Corp.	7,284	1,557,392
Civitas Solutions, Inc.(a)	652	9,428
Community Health Systems, Inc.(a)(b)	2,135	6,747
CorVel Corp.(a)	227	13,157
Cross Country Healthcare, Inc.(a)	730	6,446
CVS Health Corp.	31,200	2,258,568
DaVita, Inc.(a)	3,837	258,384
Encompass Health Corp.	3,059	205,871
Ensign Group, Inc.	1,627	60,264
Express Scripts Holding Co.(a)	17,170	1,664,975
Genesis Healthcare, Inc.(a)	1,147	1,766
HCA Healthcare, Inc.	8,465	1,130,331
HealthEquity, Inc.(a)	1,747	160,375
Henry Schein, Inc.(a)	4,449	369,267
HMS Holdings Corp.(a)	2,628	75,739
Humana, Inc.	4,174	1,337,391
Integer Holdings Corp.(a)	980	72,981
Laboratory Corp. of America Holdings(a)	3,146	505,090
LHC Group, Inc.(a)	1,005	91,887
LifePoint Health, Inc.(a)	1,158	75,108
Magellan Health, Inc.(a)	779	50,682
McKesson Corp.	6,153	767,648
MEDNAX, Inc.(a)	2,875	118,709
Molina Healthcare, Inc.(a)	1,933	245,046

Security	Shares	Value
Health Care Providers & Services (continued)
National Healthcare Corp.	375	$29,824
National Research Corp., Class A	306	11,643
Owens & Minor, Inc.	1,771	13,991
Patterson Cos., Inc.	2,673	60,356
Penumbra, Inc.(a)(b)	943	128,248
PetIQ, Inc.(a)	386	12,221
Premier, Inc., Class A(a)(b)	1,479	66,555
Providence Service Corp.(a)	356	23,528
Quest Diagnostics, Inc.	3,959	372,581
R1 RCM, Inc.(a)	2,631	22,284
RadNet, Inc.(a)	1,424	21,075
Select Medical Holdings Corp.(a)	3,205	53,139
Surgery Partners, Inc.(a)(b)	732	9,948
Tenet Healthcare Corp.(a)	2,614	67,258
Tivity Health, Inc.(a)(b)	1,224	42,118
Triple-S Management Corp., Class B(a)	717	12,304
U.S. Physical Therapy, Inc.	407	43,761
UnitedHealth Group, Inc.	29,453	7,697,541
Universal Health Services, Inc., Class B	2,603	316,421
WellCare Health Plans, Inc.(a)	1,514	417,849

		26,907,058
Health Care Technology — 0.2%
athenahealth, Inc.(a)	1,247	159,042
Castlight Health, Inc., Class B(a)	3,258	8,047
Cerner Corp.(a)	9,418	539,463
Computer Programs & Systems, Inc.	440	11,000
Evolent Health, Inc., Class A(a)(b)	2,102	46,664
HealthStream, Inc.	776	20,417
Inovalon Holdings, Inc., Class A(a)	2,304	21,681
Inspire Medical Systems, Inc.(a)(b)	239	9,579
Medidata Solutions, Inc.(a)	1,796	126,259
NextGen Healthcare, Inc.(a)	1,626	24,016
Omnicell, Inc.(a)	1,134	80,174
Simulations Plus, Inc.	408	8,246
Tabula Rasa HealthCare, Inc.(a)	533	39,378
Teladoc, Inc.(a)	1,971	136,669
Veeva Systems, Inc., Class A(a)	3,765	343,933
Vocera Communications, Inc.(a)(b)	896	31,100

		1,605,668
Hotels, Restaurants & Leisure — 2.0%
Aramark	7,713	277,051
BBX Capital Corp.	1,864	10,904
Belmond Ltd., Class A(a)	3,135	53,671
Biglari Holdings, Inc., Class A(a)	2	1,500
Biglari Holdings, Inc., Class B(a)	20	2,850
BJ’s Restaurants, Inc.	673	41,174
Bloomin’ Brands, Inc.	2,595	51,770
Bojangles’, Inc.(a)(b)	615	9,723
Boyd Gaming Corp.	2,665	70,782
Braemar Hotels & Resorts, Inc.	837	8,906
Brinker International, Inc.	1,395	60,473
Caesars Entertainment Corp.(a)(b)	18,719	160,796

15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.	12,659	$709,410
Carrols Restaurant Group, Inc.(a)	896	11,791
Century Casinos, Inc.(a)	1,395	8,705
Cheesecake Factory, Inc.	1,393	67,338
Chipotle Mexican Grill, Inc.(a)(b)	761	350,311
Choice Hotels International, Inc.	1,138	83,529
Churchill Downs, Inc.	346	86,365
Chuy’s Holdings, Inc.(a)	546	13,306
Cracker Barrel Old Country Store, Inc.(b)	594	94,256
Darden Restaurants, Inc.	3,695	393,702
Dave & Buster’s Entertainment, Inc.	1,256	74,795
Del Frisco’s Restaurant Group, Inc.(a)	854	5,765
Del Taco Restaurants, Inc.(a)	678	7,390
Denny’s Corp.(a)	1,915	33,225
Dine Brands Global, Inc.	553	44,815
Domino’s Pizza, Inc.	1,228	330,074
Dunkin’ Brands Group, Inc.	2,664	193,300
El Pollo Loco Holdings, Inc.(a)	399	4,992
Eldorado Resorts, Inc.(a)	2,070	75,555
Extended Stay America, Inc.	6,093	99,194
Fiesta Restaurant Group, Inc.(a)	813	20,984
Golden Entertainment, Inc.(a)	589	10,702
Habit Restaurants, Inc., Class A(a)	422	5,359
Hilton Grand Vacations, Inc.(a)	3,029	81,389
Hilton Worldwide Holdings, Inc.	8,184	582,455
Hyatt Hotels Corp., Class A	1,494	103,385
International Game Technology PLC	3,361	62,347
International Speedway Corp., Class A	731	27,420
Jack in the Box, Inc.	923	72,852
Las Vegas Sands Corp.	11,410	582,252
Lindblad Expeditions Holdings, Inc.(a)	684	9,241
Marcus Corp.	514	20,056
Marriott International, Inc., Class A	8,676	1,014,138
Marriott Vacations Worldwide Corp.	1,262	111,674
McDonald’s Corp.	23,903	4,228,441
MGM Resorts International	14,958	399,080
Monarch Casino & Resort, Inc.(a)	228	8,840
Nathan’s Famous, Inc.	78	5,842
Norwegian Cruise Line Holdings Ltd.(a)	6,441	283,855
Papa John’s International, Inc.	742	40,469
Penn National Gaming, Inc.(a)(b)	2,392	58,078
Planet Fitness, Inc., Class A(a)	2,791	137,010
PlayAGS, Inc.(a)	481	11,664
Potbelly Corp.(a)	715	8,351
RCI Hospitality Holdings, Inc.	294	7,697
Red Robin Gourmet Burgers, Inc.(a)	441	13,318
Red Rock Resorts, Inc., Class A	1,388	32,118
Royal Caribbean Cruises Ltd.	5,018	525,535
Ruth’s Hospitality Group, Inc.	865	23,381
Scientific Games Corp., Class A(a)	1,788	39,801
SeaWorld Entertainment, Inc.(a)	1,800	47,016
Shake Shack, Inc., Class A(a)	772	40,831

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	2,209	$118,977
Sonic Corp.	1,139	49,296
Starbucks Corp.	40,199	2,342,396
Texas Roadhouse, Inc.	2,053	124,124
Vail Resorts, Inc.	1,256	315,658
Wendy’s Co.	6,017	103,733
Wingstop, Inc.	934	58,487
Wyndham Destinations, Inc.	3,098	111,156
Wyndham Hotels & Resorts, Inc.	3,098	152,701
Wynn Resorts Ltd.	3,248	326,749
Yum China Holdings, Inc.	11,590	418,167
Yum! Brands, Inc.	9,765	882,854
Zoe’s Kitchen, Inc.(a)	407	5,177

		17,062,474
Household Durables — 0.4%
Bassett Furniture Industries, Inc.	182	3,594
Beazer Homes USA, Inc.(a)	1,012	8,916
Cavco Industries, Inc.(a)	279	55,970
Century Communities, Inc.(a)	692	14,684
D.R. Horton, Inc.	9,986	359,097
Ethan Allen Interiors, Inc.	842	16,116
Flexsteel Industries, Inc.	220	5,592
Garmin Ltd.	3,577	236,654
GoPro, Inc., Class A(a)(b)	3,401	22,345
Green Brick Partners, Inc.(a)	414	3,892
Hamilton Beach Brands Holding Co., Class A	190	4,412
Helen of Troy Ltd.(a)	880	109,226
Hooker Furniture Corp.	333	9,747
Hovnanian Enterprises, Inc., Class A(a)	2,660	3,884
Installed Building Products, Inc.(a)	712	21,688
iRobot Corp.(a)(b)	814	71,770
KB Home	2,964	59,191
La-Z-Boy, Inc.	1,540	42,812
Leggett & Platt, Inc.	3,577	129,881
Lennar Corp., Class A	8,135	349,642
Lennar Corp., Class B	1,295	46,322
LGI Homes, Inc.(a)(b)	597	25,546
Lifetime Brands, Inc.	464	4,802
M/I Homes, Inc.(a)	752	18,176
MDC Holdings, Inc.	1,411	39,649
Meritage Homes Corp.(a)	1,220	45,445
Mohawk Industries, Inc.(a)	1,808	225,512
NACCO Industries, Inc., Class A	95	3,281
New Home Co., Inc.(a)	329	2,346
Newell Brands, Inc.	14,227	225,925
NVR, Inc.(a)	102	228,381
PulteGroup, Inc.	8,424	206,978
Roku, Inc.(a)(b)	1,351	75,116
Skyline Champion Corp.	270	6,434
Taylor Morrison Home Corp., Class A(a)	3,571	59,064

16

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
Tempur Sealy International, Inc.(a)(b)	1,451	$67,051
Toll Brothers, Inc.	3,663	123,297
TopBuild Corp.(a)	1,121	51,140
TRI Pointe Group, Inc.(a)	5,257	62,558
Tupperware Brands Corp.	1,723	60,477
Turtle Beach Corp.(a)(b)	402	7,135
Universal Electronics, Inc.(a)	483	15,103
Vuzix Corp.(a)(b)	1,248	7,588
Whirlpool Corp.	1,973	216,556
William Lyon Homes, Class A(a)	973	13,194
ZAGG, Inc.(a)	1,068	12,933

		3,379,122
Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	682	22,151
Central Garden & Pet Co., Class A(a)	912	27,041
Church & Dwight Co., Inc.	7,665	455,071
Clorox Co.	3,885	576,728
Colgate-Palmolive Co.	26,379	1,570,869
Energizer Holdings, Inc.	1,819	106,903
Kimberly-Clark Corp.	10,629	1,108,605
Oil-Dri Corp. of America	141	4,361
Procter & Gamble Co.	76,507	6,784,641
Spectrum Brands Holdings, Inc.	1,348	87,553
WD-40 Co.	400	66,832

		10,810,755
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	19,195	279,863
Atlantic Power Corp.(a)	4,381	9,638
Clearway Energy, Inc., Class A	2,467	47,909
Clearway Energy, Inc., Class C	989	19,394
NRG Energy, Inc.	9,035	326,977
Ormat Technologies, Inc.(b)	1,329	68,005
Pattern Energy Group, Inc., Class A	2,811	50,373
TerraForm Power, Inc., Class A	2,253	25,391
Vistra Energy Corp.(a)(b)	12,828	290,298
Vivint Solar, Inc.(a)(b)	1,711	8,880

		1,126,728
Industrial Conglomerates — 1.2%
3M Co.	17,507	3,330,882
BWX Technologies, Inc.	2,588	151,294
Carlisle Cos., Inc.	1,846	178,305
General Electric Co.	265,122	2,677,732
Honeywell International, Inc.	22,897	3,315,944
Raven Industries, Inc.	1,286	55,915
Roper Technologies, Inc.	3,043	860,865
Seaboard Corp.	8	30,920
Standex International Corp.	383	31,069

		10,632,926
Insurance — 2.5%
Aflac, Inc.	23,319	1,004,349
Alleghany Corp.	462	277,514

Security	Shares	Value
Insurance (continued)
Allstate Corp.	10,601	$1,014,728
American Equity Investment Life Holding Co.	2,781	86,823
American Financial Group, Inc.	2,270	227,068
American International Group, Inc.	27,144	1,120,776
American National Insurance Co.	83	10,229
AMERISAFE, Inc.	360	23,432
AmTrust Financial Services, Inc.	3,444	49,387
Aon PLC	7,532	1,176,348
Arch Capital Group Ltd.(a)	11,205	317,886
Argo Group International Holdings Ltd.	1,041	64,136
Arthur J Gallagher & Co.	5,541	410,089
Aspen Insurance Holdings Ltd.	1,969	82,462
Assurant, Inc.	1,676	162,924
Assured Guaranty Ltd.	3,533	141,249
Athene Holding Ltd., Class A(a)	4,983	227,823
Axis Capital Holdings Ltd.	2,553	142,432
Brighthouse Financial, Inc.(a)(b)	3,836	152,021
Brown & Brown, Inc.	7,264	204,700
Chubb Ltd.	14,242	1,778,968
Cincinnati Financial Corp.	4,813	378,494
Citizens, Inc.(a)(b)	1,392	10,941
CNA Financial Corp.	937	40,638
CNO Financial Group, Inc.	4,803	90,777
Crawford & Co., Class B	288	2,652
eHealth, Inc.(a)(b)	593	20,375
EMC Insurance Group, Inc.	502	12,033
Employers Holdings, Inc.	849	39,020
Enstar Group Ltd.(a)	375	68,100
Erie Indemnity Co., Class A	749	97,138
Everest Re Group Ltd.	1,271	276,900
FBL Financial Group, Inc., Class A	309	21,315
FedNat Holding Co.	339	7,299
First American Financial Corp.	3,022	133,965
FNF Group	8,322	278,371
Genworth Financial, Inc., Class A(a)	15,484	66,272
Global Indemnity Ltd.	223	7,983
Goosehead Insurance, Inc., Class A(a)(b)	331	11,347
Greenlight Capital Re Ltd., Class A(a)	1,310	15,183
Hanover Insurance Group, Inc.	1,340	149,249
Hartford Financial Services Group, Inc.	11,461	520,559
HCI Group, Inc.	211	9,214
Health Insurance Innovations, Inc., Class A(a)	348	17,017
Heritage Insurance Holdings, Inc.	585	8,167
Hilltop Holdings, Inc.	2,641	52,556
Horace Mann Educators Corp.	1,105	43,404
Independence Holding Co.	268	9,704
Investors Title Co.	51	9,282
James River Group Holdings Ltd.	797	30,685
Kemper Corp.	1,658	124,665
Kinsale Capital Group, Inc.	699	41,737
Lincoln National Corp.	6,863	413,084

17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Loews Corp.	8,092	$376,764
Maiden Holdings Ltd.	1,108	3,889
Markel Corp.(a)	420	459,161
Marsh & McLennan Cos., Inc.	15,670	1,328,032
MBIA, Inc.(a)	2,769	27,413
Mercury General Corp.	876	51,956
MetLife, Inc.	26,155	1,077,324
National General Holdings Corp.	1,794	49,981
National Western Life Group, Inc., Class A	82	22,081
Navigators Group, Inc.	534	36,926
Old Republic International Corp.	8,603	189,696
Primerica, Inc.	1,279	140,357
Principal Financial Group, Inc.	8,188	385,409
ProAssurance Corp.	1,221	53,626
Progressive Corp.	17,801	1,240,730
Protective Insurance Corp., Class B	404	9,312
Prudential Financial, Inc.	12,826	1,202,822
Reinsurance Group of America, Inc.	2,015	286,876
RenaissanceRe Holdings Ltd.	1,021	124,725
RLI Corp.	1,257	92,930
Safety Insurance Group, Inc.	657	54,715
Selective Insurance Group, Inc.	1,923	124,707
State Auto Financial Corp.	446	14,178
Stewart Information Services Corp.	702	28,979
Third Point Reinsurance Ltd.(a)	2,568	28,402
Torchmark Corp.	3,050	258,213
Travelers Cos., Inc.	8,101	1,013,678
Trupanion, Inc.(a)(b)	727	18,364
United Fire Group, Inc.	405	21,801
United Insurance Holdings Corp.	649	12,798
Universal Insurance Holdings, Inc.	1,090	45,758
Unum Group	6,653	241,238
W.R. Berkley Corp.	3,033	230,205
White Mountains Insurance Group Ltd.	101	89,554
Willis Towers Watson PLC	4,086	584,952

		21,611,022
Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com, Inc., Class A(a)	740	7,733
Amazon.com, Inc.(a)	12,504	19,981,517
Booking Holdings, Inc.(a)	1,459	2,735,012
Duluth Holdings, Inc., Class B(a)	128	3,933
Etsy, Inc.(a)(b)	3,782	160,811
Expedia Group, Inc.	3,568	447,534
Gaia, Inc.(a)(b)	430	6,282
Groupon, Inc.(a)(b)	13,837	45,247
Lands’ End, Inc.(a)	215	3,507
Liberty Expedia Holdings, Inc., Class A(a)	1,729	75,073
Liberty TripAdvisor Holdings, Inc., Series A(a)	2,127	30,671
Netflix, Inc.(a)	12,811	3,866,104

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Nutrisystem, Inc.	941	$33,462
Overstock.com, Inc.(a)	692	13,923
PetMed Express, Inc.	619	17,295
Qurate Retail, Inc.(a)	12,275	269,314
Shutterfly, Inc.(a)	1,000	50,000
TripAdvisor, Inc.(a)(b)	3,278	170,915
Wayfair, Inc., Class A(a)	1,763	194,441

		28,112,774
Internet Software & Services — 4.4%
Akamai Technologies, Inc.(a)	5,191	375,050
Alarm.com Holdings, Inc.(a)(b)	943	41,945
Alphabet, Inc., Class A(a)	9,160	9,989,713
Alphabet, Inc., Class C(a)	9,401	10,122,715
Alteryx, Inc., Class A(a)(b)	880	46,631
Amber Road, Inc.(a)	336	2,990
Appfolio, Inc., Class A(a)	449	25,638
Apptio, Inc., Class A(a)(b)	1,049	27,169
Benefitfocus, Inc.(a)(b)	636	22,597
Blucora, Inc.(a)	1,592	46,041
Box, Inc., Class A(a)(b)	3,985	71,730
Brightcove, Inc.(a)	1,243	9,969
Carbonite, Inc.(a)	878	30,036
Care.com, Inc.(a)	577	10,155
Cargurus, Inc.(a)	1,525	67,740
Cars.com, Inc.(a)	2,120	55,353
ChannelAdvisor Corp.(a)	878	10,167
Chegg, Inc.(a)	3,396	92,643
Cimpress NV(a)(b)	694	86,743
Cision Ltd.(a)	1,130	16,713
Cloudera, Inc.(a)	3,124	42,986
Cornerstone OnDemand, Inc.(a)(b)	1,665	82,001
Coupa Software, Inc.(a)	1,659	107,553
DocuSign, Inc.(a)	766	32,126
eBay, Inc.(a)	28,431	825,352
eGain Corp.(a)	724	5,408
Endurance International Group Holdings, Inc.(a)	2,163	21,349
Envestnet, Inc.(a)	1,386	72,100
Facebook, Inc., Class A(a)	73,116	11,098,278
Five9, Inc.(a)(b)	1,807	71,124
GoDaddy, Inc., Class A(a)	4,690	343,167
Gogo, Inc.(a)(b)	2,125	12,155
GrubHub, Inc.(a)(b)	2,836	263,011
GTT Communications, Inc.(a)(b)	1,102	39,562
Hortonworks, Inc.(a)	1,952	34,863
IAC/InterActiveCorp(a)	2,191	430,729
Instructure, Inc.(a)	984	36,743
Internap Corp.(a)(b)	701	6,008
j2 Global, Inc.	1,514	110,280
LendingClub Corp.(a)(b)	10,546	34,064
Limelight Networks, Inc.(a)	3,256	13,122
Liquidity Services, Inc.(a)	954	5,667

18

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
LivePerson, Inc.(a)	1,786	$40,364
LogMeIn, Inc.	1,648	141,926
Match Group, Inc.(a)(b)	1,617	83,631
Meet Group, Inc.(a)(b)	2,551	11,250
MINDBODY, Inc., Class A(a)	1,455	46,327
New Relic, Inc.(a)	1,381	123,254
NIC, Inc.	1,913	25,462
Nutanix, Inc., Class A(a)	3,354	139,225
Okta, Inc.(a)	2,688	156,872
Pandora Media, Inc.(a)	7,911	67,243
Perficient, Inc.(a)	1,016	25,420
Q2 Holdings, Inc.(a)	1,100	58,553
QuinStreet, Inc.(a)	1,241	19,732
Quotient Technology, Inc.(a)(b)	2,789	35,894
SendGrid, Inc.(a)	1,054	38,281
ShotSpotter, Inc.(a)(b)	218	8,432
Shutterstock, Inc.	702	28,698
SPS Commerce, Inc.(a)	590	54,923
Stamps.com, Inc.(a)	543	109,778
TechTarget, Inc.(a)	559	11,359
Telaria, Inc.(a)	2,084	6,106
Trade Desk, Inc., Class A(a)	989	122,191
TrueCar, Inc.(a)	2,993	34,060
Tucows, Inc., Class A(a)(b)	300	15,054
Twilio, Inc., Class A(a)	2,251	169,320
Twitter, Inc.(a)	21,434	744,831
VeriSign, Inc.(a)	3,286	468,386
Veritone, Inc.(a)(b)	406	2,801
XO Group, Inc.(a)	826	28,588
Yelp, Inc.(a)	2,518	107,821
Yext, Inc.(a)	2,501	48,069
Zillow Group, Inc., Class A(a)	1,771	71,495
Zillow Group, Inc., Class C(a)(b)	3,562	143,406

		38,028,138
IT Services — 4.3%
Accenture PLC, Class A	19,643	3,096,130
Alliance Data Systems Corp.	1,410	290,714
Amdocs Ltd.	4,084	258,395
Automatic Data Processing, Inc.	13,539	1,950,699
Black Knight, Inc.(a)	4,399	214,539
Booz Allen Hamilton Holding Corp.	4,428	219,363
Broadridge Financial Solutions, Inc.	3,428	400,870
CACI International, Inc., Class A(a)	743	132,596
Cardtronics PLC, Class A(a)	1,379	37,454
Cass Information Systems, Inc.	362	23,928
Cognizant Technology Solutions Corp., Class A	18,015	1,243,575
Conduent, Inc.(a)	5,895	112,595
ConvergeOne Holdings, Inc.(b)	964	8,984
CoreLogic, Inc.(a)	2,575	104,597
CSG Systems International, Inc.	1,006	35,311
DXC Technology Co.	8,543	622,187
EPAM Systems, Inc.(a)	1,599	191,033

Security	Shares	Value
IT Services (continued)
Euronet Worldwide, Inc.(a)(b)	1,585	$176,220
Everi Holdings, Inc.(a)	2,865	20,628
EVERTEC, Inc.	1,838	47,935
Exela Technologies, Inc.(a)	1,789	10,913
ExlService Holdings, Inc.(a)	1,086	69,613
Fidelity National Information Services, Inc.	10,123	1,053,804
First Data Corp., Class A(a)	16,628	311,609
Fiserv, Inc.(a)	12,277	973,566
FleetCor Technologies, Inc.(a)	2,633	526,679
Forrester Research, Inc.	194	7,814
Gartner, Inc.(a)	2,760	407,155
Genpact Ltd.	4,607	126,278
Global Payments, Inc.	4,857	554,815
Hackett Group, Inc.	467	9,559
International Business Machines Corp.	28,265	3,262,629
Jack Henry & Associates, Inc.	2,399	359,442
Leidos Holdings, Inc.	4,432	287,105
LiveRamp Holdings, Inc.(a)	2,507	114,520
ManTech International Corp., Class A	914	52,354
Mastercard, Inc., Class A	28,150	5,564,411
MAXIMUS, Inc.	1,968	127,861
MoneyGram International, Inc.(a)	577	2,446
Paychex, Inc.	9,517	623,268
PayPal Holdings, Inc.(a)	36,447	3,068,473
Perspecta, Inc.	4,429	108,466
Presidio, Inc.	1,277	17,112
Sabre Corp.	7,472	184,185
Science Applications International Corp.	1,289	89,598
ServiceSource International, Inc.(a)	904	1,202
Square, Inc., Class A(a)	8,680	637,546
Switch, Inc., Class A	1,472	13,057
Teradata Corp.(a)(b)	3,841	139,812
Total System Services, Inc.	5,636	513,721
Travelport Worldwide Ltd.	3,905	58,419
TTEC Holdings, Inc.	464	11,563
Unisys Corp.(a)(b)	1,375	25,314
Virtusa Corp.(a)	919	45,573
Visa, Inc., Class A	55,013	7,583,542
Western Union Co.	13,433	242,331
WEX, Inc.(a)	1,295	227,868
Worldpay, Inc., Class A(a)	9,156	840,887

		37,442,263
Leisure Products — 0.1%
Brunswick Corp.	2,729	141,881
Callaway Golf Co.	3,112	66,597
Escalade, Inc.	1,205	14,098
Hasbro, Inc.	3,607	330,798
Johnson Outdoors, Inc., Class A	138	10,393
Malibu Boats, Inc., Class A(a)	690	27,738
Mattel, Inc.(a)	10,792	146,555
MCBC Holdings, Inc.(a)	515	15,285
Nautilus, Inc.(a)	627	7,668

19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Leisure Products (continued)
Polaris Industries, Inc.	1,864	$165,859
Sturm Ruger & Co., Inc.	522	31,002
Vista Outdoor, Inc.(a)	1,584	19,800

		977,674
Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics, Inc.(a)(b)	1,051	15,702
Agilent Technologies, Inc.	10,006	648,289
Bio-Rad Laboratories, Inc., Class A(a)	671	183,082
Bio-Techne Corp.	1,177	197,406
Bruker Corp.	3,344	104,768
Cambrex Corp.(a)	1,126	60,005
Charles River Laboratories International, Inc.(a)	1,499	182,608
Enzo Biochem, Inc.(a)	451	1,497
Fluidigm Corp.(a)(b)	250	1,800
Harvard Bioscience, Inc.(a)	1,779	7,045
Illumina, Inc.(a)	4,509	1,402,975
IQVIA Holdings, Inc.(a)	5,058	621,780
Luminex Corp.	1,250	35,963
Medpace Holdings, Inc.(a)	825	42,982
Mettler-Toledo International, Inc.(a)	786	429,801
NanoString Technologies, Inc.(a)	801	12,343
NeoGenomics, Inc.(a)	1,680	30,979
Pacific Biosciences of California, Inc.(a)(b)	3,874	17,239
PerkinElmer, Inc.	3,562	308,042
PRA Health Sciences, Inc.(a)	1,844	178,628
QIAGEN NV(a)(b)	7,018	254,753
Syneos Health, Inc.(a)	1,758	80,218
Thermo Fisher Scientific, Inc.	12,324	2,879,503
Waters Corp.(a)	2,366	448,807

		8,146,215
Machinery — 1.8%
Actuant Corp., Class A	1,827	43,574
AGCO Corp.	2,020	113,201
Alamo Group, Inc.	335	28,716
Albany International Corp., Class A	939	65,711
Allison Transmission Holdings, Inc.	3,243	142,951
Altra Industrial Motion Corp.	896	28,914
American Railcar Industries, Inc.	85	5,942
Astec Industries, Inc.	811	30,502
Barnes Group, Inc.	1,232	69,731
Blue Bird Corp.(a)	429	7,984
Briggs & Stratton Corp.	1,230	17,872
Caterpillar, Inc.	17,819	2,161,801
Chart Industries, Inc.(a)	961	65,396
CIRCOR International, Inc.	528	17,165
Colfax Corp.(a)	2,948	82,632
Columbus McKinnon Corp.(b)	771	28,319
Commercial Vehicle Group, Inc.(a)	1,214	8,122
Crane Co.	1,583	137,784

Security	Shares	Value
Machinery (continued)
Cummins, Inc.	4,523	$618,249
Deere & Co.	9,948	1,347,357
DMC Global, Inc.(b)	502	19,352
Donaldson Co., Inc.	3,991	204,659
Douglas Dynamics, Inc.	741	32,152
Dover Corp.	4,368	361,845
Energy Recovery, Inc.(a)(b)	703	5,273
EnPro Industries, Inc.	672	41,798
ESCO Technologies, Inc.	887	54,302
Federal Signal Corp.	2,030	44,640
Flowserve Corp.	4,154	190,669
Fortive Corp.	9,697	720,002
FreightCar America, Inc.(a)	360	5,148
Gardner Denver Holdings, Inc.(a)	3,334	90,218
Gates Industrial Corp. PLC(a)	1,204	18,120
Gencor Industries, Inc.(a)	1,081	12,302
Global Brass & Copper Holdings, Inc.	688	21,755
Gorman-Rupp Co.	505	17,423
Graco, Inc.	5,203	211,398
Graham Corp.	286	7,038
Greenbrier Cos., Inc.	953	45,220
Harsco Corp.(a)	2,565	70,461
Hurco Cos., Inc.	172	7,007
Hyster-Yale Materials Handling, Inc.	411	24,845
IDEX Corp.	2,449	310,582
Illinois Tool Works, Inc.	10,111	1,289,860
Ingersoll-Rand PLC	7,774	745,838
ITT, Inc.	2,735	138,118
John Bean Technologies Corp.	952	98,979
Kadant, Inc.	395	38,987
Kennametal, Inc.	2,540	90,043
LB Foster Co., Class A(a)	354	6,436
Lincoln Electric Holdings, Inc.	1,932	156,318
Lindsay Corp.	327	31,268
Lydall, Inc.(a)	520	15,532
Manitowoc Co., Inc.(a)	1,232	22,521
Meritor, Inc.(a)(b)	2,656	45,125
Middleby Corp.(a)(b)	1,714	192,482
Milacron Holdings Corp.(a)	2,282	31,948
Miller Industries, Inc.	363	8,774
Mueller Industries, Inc.	1,836	44,707
Mueller Water Products, Inc., Series A	4,678	47,996
Navistar International Corp.(a)	1,453	48,661
NN, Inc.	887	10,289
Nordson Corp.	1,760	215,899
Omega Flex, Inc.	130	7,865
Oshkosh Corp.	2,359	132,434
PACCAR, Inc.	10,145	580,395
Parker-Hannifin Corp.	4,017	609,098
Pentair PLC	4,154	166,783
Proto Labs, Inc.(a)	857	102,369
RBC Bearings, Inc.(a)	728	107,511
REV Group, Inc.	1,078	11,761

20

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Rexnord Corp.(a)	3,487	$93,486
Snap-on, Inc.	1,734	266,932
SPX Corp.(a)	1,439	42,191
SPX FLOW, Inc.(a)	1,390	47,580
Stanley Black & Decker, Inc.	4,668	543,915
Sun Hydraulics Corp.	838	38,883
Tennant Co.	616	37,650
Terex Corp.	2,288	76,396
Timken Co.	2,226	88,038
Titan International, Inc.	1,283	9,058
Toro Co.	3,196	180,031
TriMas Corp.(a)	1,521	44,793
Trinity Industries, Inc.	4,601	131,359
Twin Disc, Inc.(a)	353	6,753
Valmont Industries, Inc.	720	89,503
Wabash National Corp.	1,971	29,762
WABCO Holdings, Inc.(a)	1,523	163,646
Wabtec Corp.	2,681	219,896
Watts Water Technologies, Inc., Class A	811	56,811
Welbilt, Inc.(a)(b)	3,957	74,075
Woodward, Inc.	1,707	125,704
Xylem, Inc.	5,584	366,199

		15,268,790
Marine — 0.0%
Costamare, Inc.	1,248	6,614
Eagle Bulk Shipping, Inc.(a)	1,522	7,595
Kirby Corp.(a)(b)	1,847	132,873
Matson, Inc.	1,263	44,306
Safe Bulkers, Inc.(a)	2,358	5,966
Scorpio Bulkers, Inc.	1,346	8,561

		205,915
Media — 2.4%
AMC Entertainment Holdings, Inc., Class A	1,535	29,564
AMC Networks, Inc., Class A(a)(b)	1,411	82,656
Cable One, Inc.	139	124,508
CBS Corp., Class B	10,377	595,121
Central European Media Enterprises Ltd., Class A(a)(b)	2,333	7,886
Charter Communications, Inc., Class A(a)	5,373	1,721,348
Cinemark Holdings, Inc.	3,289	136,724
Clear Channel Outdoor Holdings, Inc., Class A	713	4,150
Comcast Corp., Class A	139,973	5,338,570
Daily Journal Corp.(a)(b)	28	6,637
Discovery, Inc., Class A(a)	5,063	163,991
Discovery, Inc., Class C(a)	10,403	304,912
DISH Network Corp., Class A(a)(b)	7,076	217,516
Emerald Expositions Events, Inc.	736	10,760
Entercom Communications Corp., Class A	3,599	23,357

Security	Shares	Value
Media (continued)
Entravision Communications Corp., Class A	1,689	$8,344
Eros International PLC(a)(b)	1,249	12,465
EW Scripps Co., Class A	1,830	30,781
Gannett Co., Inc.	3,516	34,105
GCI Liberty, Inc., Class A(a)	3,227	152,734
Gray Television, Inc.(a)(b)	2,495	43,188
IMAX Corp.(a)	685	13,262
Interpublic Group of Cos., Inc.	12,215	282,899
John Wiley & Sons, Inc., Class A	1,333	72,302
Liberty Broadband Corp., Class A(a)(b)	910	75,339
Liberty Broadband Corp., Class C(a)	3,109	257,829
Liberty Latin America Ltd., Class A(a)	1,321	23,752
Liberty Latin America Ltd., Class C(a)(b)	3,518	63,359
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	2,716	112,008
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	5,407	223,147
Liberty Media Corp. — Liberty Braves, Class A(a)(b)	602	15,532
Liberty Media Corp. — Liberty Braves, Class C(a)	944	24,450
Liberty Media Corp. — Liberty Formula One, Class A(a)	581	18,412
Liberty Media Corp. — Liberty Formula One, Class C(a)	6,290	208,073
Lions Gate Entertainment Corp., Class A	1,567	30,024
Lions Gate Entertainment Corp., Class B	3,282	58,387
Live Nation Entertainment, Inc.(a)	4,379	229,022
LiveXLive Media, Inc.(a)(b)	943	2,791
Madison Square Garden Co., Class A(a)	577	159,610
MDC Partners, Inc., Class A(a)	2,553	6,306
Meredith Corp.	1,332	68,678
MSG Networks, Inc., Class A(a)(b)	1,652	42,209
National CineMedia, Inc.	2,288	20,478
New Media Investment Group, Inc.	2,227	31,289
New York Times Co., Class A(b)	4,140	109,296
News Corp., Class A	10,427	137,532
News Corp., Class B	5,383	71,809
Nexstar Media Group, Inc., Class A	1,386	103,797
Omnicom Group, Inc.	6,653	494,451
Reading International, Inc., Class A(a)	655	9,511
Scholastic Corp.	975	42,295
Sinclair Broadcast Group, Inc., Class A	2,280	65,299
Sirius XM Holdings, Inc.(b)	36,817	221,638
TEGNA, Inc.	7,244	83,596
TiVo Corp.	3,425	37,675
Tribune Media Co., Class A	2,832	107,644
Tribune Publishing Co.(a)	502	7,575
Twenty-First Century Fox, Inc., Class A	31,038	1,412,850
Twenty-First Century Fox, Inc., Class B	16,044	724,868
Viacom, Inc., Class A(b)	144	5,093

21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Viacom, Inc., Class B	10,316	$329,906
Walt Disney Co.	45,736	5,251,865
WideOpenWest, Inc.(a)	921	8,970
World Wrestling Entertainment, Inc., Class A	1,341	97,343

		20,411,488
Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	10,476	38,761
Alcoa Corp.(a)	5,808	203,222
Allegheny Technologies, Inc.(a)(b)	3,796	98,279
Carpenter Technology Corp.	1,574	68,642
Century Aluminum Co.(a)	1,825	14,491
Cleveland-Cliffs, Inc.(a)(b)	9,868	106,180
Coeur Mining, Inc.(a)	5,267	25,176
Commercial Metals Co.	3,747	71,418
Compass Minerals International, Inc.	1,177	57,096
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.	45,425	529,201
Gold Resource Corp.	1,386	6,001
Haynes International, Inc.	363	10,513
Hecla Mining Co.	12,391	29,738
Kaiser Aluminum Corp.	261	24,892
Materion Corp.	691	39,270
Newmont Mining Corp.	16,683	515,838
Nucor Corp.	9,280	548,634
Olympic Steel, Inc.	97	1,829
Reliance Steel & Aluminum Co.	2,148	169,520
Royal Gold, Inc.	2,059	157,781
Ryerson Holding Corp.(a)	148	1,359
Schnitzer Steel Industries, Inc., Class A	861	23,161
Southern Copper Corp.	2,486	95,313
Steel Dynamics, Inc.	7,088	280,685
SunCoke Energy, Inc.(a)	1,917	21,470
Tahoe Resources, Inc.(a)	9,152	21,690
TimkenSteel Corp.(a)	1,376	16,003
U.S. Silica Holdings, Inc.	2,589	36,246
United States Steel Corp.	5,495	145,782
Universal Stainless & Alloy Products, Inc.(a)	371	7,286
Warrior Met Coal, Inc.	1,094	30,632
Worthington Industries, Inc.	1,445	60,517

		3,456,626
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	16,647	296,982
Annaly Capital Management, Inc.	36,674	361,972
Colony Credit Real Estate, Inc.(b)	2,250	48,015
Exantas Capital Corp.	848	9,616
Front Yard Residential Corp.	1,032	9,567
Granite Point Mortgage Trust, Inc.	1,154	21,476
KKR Real Estate Finance Trust, Inc.	471	9,458
TPG RE Finance Trust, Inc.	969	19,206

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	8,342	$122,544

		898,836
Multi-Utilities — 0.9%
Ameren Corp.	6,981	450,833
Avista Corp.	2,052	105,514
Black Hills Corp.	1,806	107,457
CenterPoint Energy, Inc.	13,457	363,473
CMS Energy Corp.	8,694	430,527
Consolidated Edison, Inc.	9,196	698,896
Dominion Energy, Inc.	20,049	1,431,900
DTE Energy Co.	5,460	613,704
MDU Resources Group, Inc.	6,106	152,406
NiSource, Inc.	11,084	281,090
NorthWestern Corp.	1,529	89,844
Public Service Enterprise Group, Inc.	15,817	845,102
SCANA Corp.	4,463	178,743
Sempra Energy	8,416	926,770
Vectren Corp.	2,666	190,699
WEC Energy Group, Inc.	9,703	663,685

		7,530,643
Multiline Retail — 0.5%
Big Lots, Inc.	1,393	57,837
Burlington Stores, Inc.(a)	1,949	334,234
Dillard’s, Inc., Class A(b)	348	24,506
Dollar General Corp.	8,099	902,067
Dollar Tree, Inc.(a)	7,022	591,955
FirstCash, Inc.	1,438	115,615
JC Penney Co., Inc.(a)(b)	11,059	16,257
Kohl’s Corp.	5,218	395,159
Macy’s, Inc.	9,591	328,875
Nordstrom, Inc.	3,715	244,335
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,524	141,580
Target Corp.	16,524	1,381,902

		4,534,322
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	2,469	44,960

Oil, Gas & Consumable Fuels — 4.7%
Abraxas Petroleum Corp.(a)	5,435	10,000
Alta Mesa Resources, Inc., Class A(a)(b)	2,850	8,978
Anadarko Petroleum Corp.	15,784	839,709
Antero Resources Corp.(a)	7,542	119,842
Apache Corp.	11,223	424,566
Arch Coal, Inc., Class A	610	58,499
Ardmore Shipping Corp.(a)	591	3,818
Bonanza Creek Energy, Inc.(a)	672	17,304
Cabot Oil & Gas Corp.	12,745	308,811
California Resources Corp.(a)	1,410	44,189
Callon Petroleum Co.(a)	6,970	69,491

22

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development, Inc., Class A(a)	5,750	$110,170
Cheniere Energy, Inc.(a)	7,089	428,247
Chesapeake Energy Corp.(a)	28,388	99,642
Chevron Corp.	58,626	6,545,593
Cimarex Energy Co.	2,952	234,595
Clean Energy Fuels Corp.(a)	4,949	10,937
Cloud Peak Energy, Inc.(a)	2,415	4,130
CNX Resources Corp.(a)	6,831	106,905
Concho Resources, Inc.(a)	5,909	821,883
ConocoPhillips	36,182	2,529,122
CONSOL Energy, Inc.(a)	881	35,099
Continental Resources, Inc.(a)	2,777	146,292
CVR Energy, Inc.	512	22,016
Delek US Holdings, Inc.	2,654	97,455
Denbury Resources, Inc.(a)	13,644	47,072
Devon Energy Corp.	15,572	504,533
DHT Holdings, Inc.	3,294	16,569
Diamondback Energy, Inc.	3,105	348,878
Dorian LPG Ltd.(a)	265	2,107
Eclipse Resources Corp.(a)	580	661
Energen Corp.(a)	2,742	197,342
EOG Resources, Inc.	17,845	1,879,792
EP Energy Corp., Class A(a)(b)	381	686
EQT Corp.	8,346	283,514
Evolution Petroleum Corp.	1,161	11,958
Extraction Oil & Gas, Inc.(a)	3,544	28,317
Exxon Mobil Corp.	130,397	10,390,033
Frontline Ltd.(a)(b)	2,286	16,345
GasLog Ltd.	1,281	26,209
Golar LNG Ltd.	2,888	77,341
Green Plains, Inc.	1,196	20,380
Gulfport Energy Corp.(a)	5,379	49,003
Halcon Resources Corp.(a)(b)	5,332	17,702
Hess Corp.	8,286	475,616
HighPoint Resources Corp.(a)	3,389	12,607
HollyFrontier Corp.	5,116	345,023
International Seaways, Inc.(a)	846	18,197
Jagged Peak Energy, Inc.(a)	2,073	25,539
Kinder Morgan, Inc.	58,345	993,032
Kosmos Energy Ltd.(a)	4,961	32,197
Laredo Petroleum, Inc.(a)(b)	4,661	24,424
Lilis Energy, Inc.(a)	1,744	4,709
Marathon Oil Corp.	25,938	492,563
Marathon Petroleum Corp.	20,614	1,452,256
Matador Resources Co.(a)	3,193	92,086
Murphy Oil Corp.	5,166	164,589
Murphy USA, Inc.(a)	991	79,904
Newfield Exploration Co.(a)	6,417	129,623
Noble Energy, Inc.	15,178	377,173
Nordic American Tankers Ltd.	4,938	12,789
Northern Oil and Gas, Inc.(a)(b)	3,185	9,364
Oasis Petroleum, Inc.(a)	8,289	83,387
Occidental Petroleum Corp.	23,531	1,578,224

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	12,643	$829,381
Overseas Shipholding Group, Inc., Class A(a)	2,632	8,264
Panhandle Oil and Gas, Inc., Class A	196	3,487
Par Pacific Holdings, Inc.(a)	783	13,843
Parsley Energy, Inc., Class A(a)	8,067	188,929
PBF Energy, Inc., Class A	3,519	147,270
PDC Energy, Inc.(a)	2,099	89,103
Peabody Energy Corp.	2,520	89,334
Penn Virginia Corp.(a)	390	26,824
Phillips 66	12,847	1,320,929
Pioneer Natural Resources Co.	5,169	761,239
QEP Resources, Inc.(a)	7,498	66,807
Range Resources Corp.	6,720	106,512
Renewable Energy Group, Inc.(a)	1,207	37,514
Resolute Energy Corp.(a)(b)	777	21,624
REX American Resources Corp.(a)	221	16,392
Ring Energy, Inc.(a)	2,128	15,173
SandRidge Energy, Inc.(a)	1,012	9,057
Scorpio Tankers, Inc.	9,053	16,205
SemGroup Corp., Class A	2,436	45,042
Ship Finance International Ltd.	2,530	31,625
SM Energy Co.(b)	3,522	85,725
Southwestern Energy Co.(a)	18,650	99,591
SRC Energy, Inc.(a)	7,639	54,084
Talos Energy, Inc.(a)(b)	673	17,538
Targa Resources Corp.	6,828	352,803
Teekay Corp.(b)	2,111	13,996
Teekay Tankers Ltd., Class A	1,294	1,436
Tellurian, Inc.(a)(b)	2,575	20,600
Ultra Petroleum Corp.(a)(b)	6,025	7,230
Uranium Energy Corp.(a)	5,795	7,707
Valero Energy Corp.	13,247	1,206,669
W&T Offshore, Inc.(a)	2,856	19,249
Whiting Petroleum Corp.(a)	2,755	102,762
WildHorse Resource Development Corp.(a)	912	19,344
Williams Cos., Inc.	37,429	910,648
World Fuel Services Corp.	2,005	64,160
WPX Energy, Inc.(a)	12,219	195,993
Zion Oil & Gas, Inc.(a)(b)	2,870	3,214

		40,446,340
Paper & Forest Products — 0.1%
Boise Cascade Co.	1,353	41,659
Clearwater Paper Corp.(a)	332	8,015
Domtar Corp.	2,070	95,862
KapStone Paper and Packaging Corp.	2,730	95,550
Louisiana-Pacific Corp.	4,579	99,685
Neenah, Inc.	540	43,448
PH Glatfelter Co.	1,299	23,252
Schweitzer-Mauduit International, Inc.	953	30,420

23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products (continued)
Verso Corp., Class A(a)	1,086	$30,527

		468,418
Personal Products — 0.2%
Coty, Inc., Class A	14,735	155,454
Edgewell Personal Care Co.(a)	1,706	81,854
elf Beauty, Inc.(a)(b)	1,016	10,780
Estee Lauder Cos., Inc., Class A	6,652	914,251
Herbalife Nutrition Ltd.(a)(b)	3,639	193,813
Inter Parfums, Inc.	577	34,037
Medifast, Inc.	363	76,840
Natural Health Trends Corp.(b)	98	2,229
Nature’s Sunshine Products, Inc.(a)	255	2,257
Nu Skin Enterprises, Inc., Class A	1,745	122,534
Revlon, Inc., Class A(a)(b)	260	5,460
USANA Health Sciences, Inc.(a)	423	49,499

		1,649,008
Pharmaceuticals — 4.2%
Achaogen, Inc.(a)(b)	1,117	4,300
Aclaris Therapeutics, Inc.(a)(b)	795	9,453
Aerie Pharmaceuticals, Inc.(a)	1,091	58,019
Akcea Therapeutics, Inc.(a)(b)	393	8,772
Akorn, Inc.(a)(b)	3,178	21,197
Allergan PLC	10,395	1,642,514
Amneal Pharmaceuticals, Inc.(a)(b)	2,714	50,073
Amphastar Pharmaceuticals, Inc.(a)	1,216	21,827
ANI Pharmaceuticals, Inc.(a)	309	14,996
Aratana Therapeutics, Inc.(a)(b)	403	2,394
Assembly Biosciences, Inc.(a)	543	12,424
Assertio Therapeutics, Inc.(a)	2,355	11,434
Bristol-Myers Squibb Co.	50,278	2,541,050
Catalent, Inc.(a)	4,144	167,169
Clearside Biomedical, Inc.(a)(b)	877	4,753
Collegium Pharmaceutical, Inc.(a)	921	14,782
Corcept Therapeutics, Inc.(a)(b)	3,019	35,473
Corium International, Inc.(a)	973	12,308
Cymabay Therapeutics, Inc.(a)	1,820	19,201
Dermira, Inc.(a)(b)	722	9,061
Dova Pharmaceuticals, Inc.(a)(b)	368	6,830
Durect Corp.(a)	2,947	2,947
Eli Lilly & Co.	29,375	3,185,425
Eloxx Pharmaceuticals, Inc.(a)(b)	661	7,952
Endo International PLC(a)	6,635	112,397
Endocyte, Inc.(a)	2,024	47,868
Evolus, Inc.(a)	275	4,076
Heska Corp.(a)	201	20,144
Horizon Pharma PLC(a)	5,454	99,317
Innovate Biopharmaceuticals, Inc.(a)(b)	895	3,768
Intersect ENT, Inc.(a)	830	23,290
Intra-Cellular Therapies, Inc.(a)	1,512	25,674
Jazz Pharmaceuticals PLC(a)	1,836	291,594
Johnson & Johnson	82,641	11,568,914

Security	Shares	Value
Pharmaceuticals (continued)
Lannett Co., Inc.(a)(b)	1,056	$3,865
Mallinckrodt PLC(a)(b)	2,563	64,229
Marinus Pharmaceuticals, Inc.(a)	1,291	6,042
Medicines Co.(a)(b)	2,056	47,823
Melinta Therapeutics, Inc.(a)	171	450
Merck & Co., Inc.	81,730	6,016,145
Mylan NV(a)	15,350	479,687
MyoKardia, Inc.(a)(b)	959	50,769
Nektar Therapeutics(a)	4,923	190,422
Neos Therapeutics, Inc.(a)	1,393	4,360
Odonate Therapeutics, Inc.(a)	353	5,119
Omeros Corp.(a)(b)	1,445	22,065
Optinose, Inc.(a)(b)	514	5,438
Pacira Pharmaceuticals, Inc.(a)	1,136	55,539
Paratek Pharmaceuticals, Inc.(a)(b)	915	6,817
Perrigo Co. PLC	4,044	284,293
Pfizer, Inc.	178,195	7,673,077
Phibro Animal Health Corp., Class A	619	26,567
Prestige Consumer Healthcare, Inc.(a)	1,713	61,942
Reata Pharmaceuticals, Inc., Class A(a)(b)	493	29,052
Revance Therapeutics, Inc.(a)	1,026	22,336
Sienna Biopharmaceuticals, Inc.(a)	546	5,040
SIGA Technologies, Inc.(a)	1,580	7,631
Supernus Pharmaceuticals, Inc.(a)(b)	1,606	76,381
Teligent, Inc.(a)(b)	475	1,525
TherapeuticsMD, Inc.(a)(b)	4,721	23,086
Theravance Biopharma, Inc.(a)(b)	1,235	29,973
WaVe Life Sciences Ltd.(a)(b)	476	22,224
Zoetis, Inc.	14,918	1,344,858
Zogenix, Inc.(a)(b)	1,112	46,437

		36,674,588
Producer Durables: Miscellaneous — 0.0%
PROS Holdings, Inc.(a)	878	28,904

Professional Services — 0.5%
ASGN, Inc.(a)	1,543	103,504
Barrett Business Services, Inc.	250	15,730
CBIZ, Inc.(a)	1,845	40,922
CoStar Group, Inc.(a)	1,051	379,852
CRA International, Inc.	196	8,261
Dun & Bradstreet Corp.	1,131	160,919
Equifax, Inc.	3,746	379,994
Exponent, Inc.	1,662	83,865
Franklin Covey Co.(a)	195	4,356
FTI Consulting, Inc.(a)	1,148	79,338
GP Strategies Corp.(a)	414	6,049
Heidrick & Struggles International, Inc.	563	19,429
Huron Consulting Group, Inc.(a)	692	37,707
ICF International, Inc.	640	47,130
IHS Markit Ltd.(a)	11,422	599,998
Insperity, Inc.	1,172	128,744

24

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
Kelly Services, Inc., Class A	887	$20,836
Kforce, Inc.	689	21,235
Korn/Ferry International	1,744	78,724
ManpowerGroup, Inc.	2,113	161,201
Mistras Group, Inc.(a)	335	6,666
Navigant Consulting, Inc.	1,401	30,262
Nielsen Holdings PLC	11,264	292,639
Paylocity Holding Corp.(a)	922	60,658
Resources Connection, Inc.	605	9,874
Robert Half International, Inc.	3,803	230,196
TransUnion	5,806	381,744
TriNet Group, Inc.(a)	1,356	63,718
TrueBlue, Inc.(a)	1,432	33,409
Verisk Analytics, Inc.(a)	4,901	587,336
WageWorks, Inc.(a)(b)	1,240	49,364
Willdan Group, Inc.(a)	300	9,060

		4,132,720
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	2,102	41,073
Altisource Portfolio Solutions SA(a)	294	7,418
CareTrust REIT, Inc.	1,899	33,536
CBRE Group, Inc., Class A(a)	9,953	401,006
Consolidated-Tomoka Land Co.	88	5,097
Cushman & Wakefield PLC(a)	1,557	25,317
Forestar Group, Inc.(a)	92	1,656
FRP Holdings, Inc.(a)	186	9,015
Howard Hughes Corp.(a)	1,228	136,947
Jones Lang LaSalle, Inc.	1,391	183,974
Kennedy-Wilson Holdings, Inc.	4,020	76,300
Newmark Group, Inc., Class A	614	5,980
RE/MAX Holdings, Inc., Class A	632	23,631
Realogy Holdings Corp.(b)	2,846	54,273
Redfin Corp.(a)(b)	2,320	35,844
RMR Group, Inc., Class A	188	14,265
St. Joe Co.(a)(b)	1,480	22,481
Stratus Properties, Inc.(a)	132	3,808
Tejon Ranch Co.(a)	507	9,633
Trinity Place Holdings, Inc.(a)	384	2,051

		1,093,305
Road & Rail — 1.0%
AMERCO	214	69,867
ArcBest Corp.	886	32,888
Avis Budget Group, Inc.(a)	2,079	58,461
Covenant Transportation Group, Inc., Class A(a)	245	6,132
CSX Corp.	25,226	1,737,062
Daseke, Inc.(a)(b)	1,090	6,627
Genesee & Wyoming, Inc., Class A(a)	1,948	154,340
Heartland Express, Inc.	1,276	24,844
Hertz Global Holdings, Inc.(a)(b)	1,626	22,358
JB Hunt Transport Services, Inc.	2,500	276,525
Kansas City Southern	3,251	331,472

Security	Shares	Value
Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	3,988	$127,616
Landstar System, Inc.	1,343	134,421
Marten Transport Ltd.	1,272	24,499
Norfolk Southern Corp.	8,566	1,437,632
Old Dominion Freight Line, Inc.	2,036	265,535
Ryder System, Inc.	1,731	95,742
Saia, Inc.(a)	851	53,494
Schneider National, Inc., Class B	1,409	30,815
Union Pacific Corp.	22,719	3,321,972
Universal Logistics Holdings, Inc.	345	9,374
USA Truck, Inc.(a)	408	8,025
Werner Enterprises, Inc.	1,616	52,019
YRC Worldwide, Inc.(a)	617	5,096

		8,286,816
Semiconductors & Semiconductor Equipment — 3.5%
Acacia Communications, Inc.(a)(b)	860	29,644
Adesto Technologies Corp.(a)(b)	971	3,874
Advanced Energy Industries, Inc.(a)	1,282	55,165
Advanced Micro Devices, Inc.(a)(b)	28,202	513,558
Alpha & Omega Semiconductor Ltd.(a)(b)	229	2,123
Ambarella, Inc.(a)(b)	925	32,172
Amkor Technology, Inc.(a)	261	1,866
Analog Devices, Inc.	11,140	932,529
Applied Materials, Inc.	31,612	1,039,403
Aquantia Corp.(a)	694	6,635
Axcelis Technologies, Inc.(a)	1,025	17,692
AXT, Inc.(a)(b)	1,214	8,000
Broadcom, Inc.	13,237	2,958,337
Brooks Automation, Inc.	2,206	68,452
Cabot Microelectronics Corp.	525	51,251
CEVA, Inc.(a)	893	22,004
Cirrus Logic, Inc.(a)(b)	1,979	74,094
Cohu, Inc.	1,255	26,104
Cree, Inc.(a)(b)	3,103	120,459
Cypress Semiconductor Corp.	11,347	146,830
Diodes, Inc.(a)	497	15,004
Entegris, Inc.	4,523	120,040
First Solar, Inc.(a)	2,616	109,349
FormFactor, Inc.(a)	2,501	30,612
Ichor Holdings Ltd.(a)(b)	969	17,200
Impinj, Inc.(a)	724	14,190
Inphi Corp.(a)(b)	1,359	43,488
Integrated Device Technology, Inc.(a)	4,246	198,755
Intel Corp.	141,683	6,642,099
KLA-Tencor Corp.	4,897	448,271
Kopin Corp.(a)(b)	1,560	3,479
Lam Research Corp.	4,771	676,194
Lattice Semiconductor Corp.(a)	3,540	21,275
MACOM Technology Solutions Holdings, Inc.(a)	1,230	17,306
Marvell Technology Group Ltd.	17,231	282,761

25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	8,436	$421,969
MaxLinear, Inc., Class A(a)(b)	1,973	38,296
Microchip Technology, Inc.(b)	6,762	444,804
Micron Technology, Inc.(a)	35,624	1,343,737
MKS Instruments, Inc.	1,726	127,189
Monolithic Power Systems, Inc.	1,239	146,351
Nanometrics, Inc.(a)	691	22,154
NeoPhotonics Corp.(a)(b)	339	2,712
NVE Corp.	172	14,568
NVIDIA Corp.	17,828	3,758,677
NXP Semiconductors NV	10,827	811,917
ON Semiconductor Corp.(a)	13,150	223,550
PDF Solutions, Inc.(a)	466	3,728
Photronics, Inc.(a)	2,227	21,691
Power Integrations, Inc.	491	27,653
Qorvo, Inc.(a)	3,969	291,761
QUALCOMM, Inc.	45,551	2,864,702
Rambus, Inc.(a)	3,047	26,539
Rudolph Technologies, Inc.(a)	953	19,813
Semtech Corp.(a)	2,063	92,711
Silicon Laboratories, Inc.(a)	1,321	107,701
Skyworks Solutions, Inc.	5,687	493,404
SMART Global Holdings, Inc.(a)	304	8,515
SunPower Corp.(a)(b)	2,301	13,829
Teradyne, Inc.	5,957	205,219
Texas Instruments, Inc.	30,228	2,806,065
Ultra Clean Holdings, Inc.(a)	1,174	12,351
Veeco Instruments, Inc.(a)(b)	1,822	17,327
Xilinx, Inc.	8,044	686,716
Xperi Corp.	1,688	21,944

		29,827,808
Software — 6.1%
A10 Networks, Inc.(a)	1,111	6,455
ACI Worldwide, Inc.(a)	3,823	95,919
Activision Blizzard, Inc.	23,137	1,597,610
Adobe, Inc.(a)	15,052	3,699,179
Allscripts Healthcare Solutions, Inc.(a)(b)	5,814	69,245
Altair Engineering, Inc., Class A(a)	773	29,482
American Software, Inc., Class A	608	6,998
ANSYS, Inc.(a)	2,650	396,307
Aspen Technology, Inc.(a)	2,260	191,851
Asure Software, Inc.(a)(b)	507	5,648
Atlassian Corp. PLC, Class A(a)(b)	2,919	221,581
Autodesk, Inc.(a)	6,602	853,308
Avaya Holdings Corp.(a)	3,215	52,790
Blackbaud, Inc.	1,542	110,592
Blackline, Inc.(a)	978	45,360
Bottomline Technologies, Inc.(a)	1,351	90,031
CA, Inc.	9,703	430,425
Cadence Design Systems, Inc.(a)	8,684	387,046
Carbon Black, Inc.(a)	296	4,875

Security	Shares	Value
Software (continued)
CDK Global, Inc.	4,122	$235,943
Ceridian HCM Holding, Inc.(a)	725	27,528
Citrix Systems, Inc.(a)	4,144	424,636
CommVault Systems, Inc.(a)	1,262	73,474
Dell Technologies, Inc., Class V(a)	6,251	565,028
Digimarc Corp.(a)(b)	290	7,288
Ebix, Inc.(b)	762	43,670
Electronic Arts, Inc.(a)	9,304	846,478
Ellie Mae, Inc.(a)(b)	1,080	71,582
ePlus, Inc.(a)	424	35,989
Everbridge, Inc.(a)(b)	836	42,494
Fair Isaac Corp.(a)	911	175,559
FireEye, Inc.(a)(b)	5,877	108,666
ForeScout Technologies, Inc.(a)	903	24,869
Fortinet, Inc.(a)	4,317	354,771
Glu Mobile, Inc.(a)	3,454	24,351
Guidewire Software, Inc.(a)	2,511	223,404
HubSpot, Inc.(a)	1,132	153,556
Imperva, Inc.(a)	1,117	61,826
Intuit, Inc.	7,408	1,563,088
Manhattan Associates, Inc.(a)	2,196	104,837
Microsoft Corp.	233,038	24,890,789
MicroStrategy, Inc., Class A(a)	315	39,681
Mitek Systems, Inc.(a)(b)	1,307	11,985
MobileIron, Inc.(a)	2,756	13,325
Model N, Inc.(a)	760	11,674
Monotype Imaging Holdings, Inc.	1,644	28,819
Netscout Systems, Inc.(a)	2,705	68,328
Nuance Communications, Inc.(a)	9,343	162,475
OneSpan, Inc.(a)	969	14,220
Oracle Corp.	86,261	4,212,987
Park City Group, Inc.(a)	251	2,166
Paycom Software, Inc.(a)(b)	1,599	200,195
Pegasystems, Inc.	1,263	67,596
Pluralsight, Inc., Class A(a)(b)	839	18,802
Progress Software Corp.	1,381	44,385
Proofpoint, Inc.(a)	1,609	146,339
PTC, Inc.(a)	3,604	297,006
QAD, Inc., Class A	286	12,135
Qualys, Inc.(a)(b)	1,049	74,731
Rapid7, Inc.(a)	1,116	40,444
RealPage, Inc.(a)(b)	2,211	117,183
Red Hat, Inc.(a)	5,378	923,080
Rosetta Stone, Inc.(a)	562	11,684
SailPoint Technologies Holding, Inc.(a)	1,182	30,779
salesforce.com, Inc.(a)	21,674	2,974,540
ServiceNow, Inc.(a)	5,369	972,004
Splunk, Inc.(a)	4,301	429,412
SS&C Technologies Holdings, Inc.	6,458	330,391
Symantec Corp.	19,635	356,375
Synopsys, Inc.(a)	4,642	415,598
Tableau Software, Inc., Class A(a)	2,141	228,402
Take-Two Interactive Software, Inc.(a)	3,576	460,839

26

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
TeleNav, Inc.(a)	760	$3,238
Tyler Technologies, Inc.(a)	1,175	248,700
Ultimate Software Group, Inc.(a)	946	252,232
Upland Software, Inc.(a)	467	14,729
Varonis Systems, Inc.(a)	868	53,009
Verint Systems, Inc.(a)	2,154	98,373
VirnetX Holding Corp.(a)(b)	2,642	8,719
VMware, Inc., Class A(a)	2,154	304,554
Workday, Inc., Class A(a)(b)	4,408	586,352
Workiva, Inc.(a)	959	32,692
Zendesk, Inc.(a)	3,194	175,574
Zix Corp.(a)	998	6,726
Zscaler, Inc.(a)	416	15,097
Zynga, Inc., Class A(a)	24,908	90,665

		52,962,768
Specialty Retail — 2.2%
Aaron’s, Inc.	2,202	103,780
Abercrombie & Fitch Co., Class A	2,163	42,611
Advance Auto Parts, Inc.	2,233	356,744
America’s Car-Mart, Inc.(a)	281	21,047
American Eagle Outfitters, Inc.	5,054	116,545
Asbury Automotive Group, Inc.(a)	625	40,688
Ascena Retail Group, Inc.(a)	4,289	16,513
AutoNation, Inc.(a)(b)	1,685	68,209
AutoZone, Inc.(a)	805	590,443
Barnes & Noble Education, Inc.(a)	774	4,420
Barnes & Noble, Inc.	2,427	15,363
Bed Bath & Beyond, Inc.	4,088	56,169
Best Buy Co., Inc.	7,248	508,520
Big 5 Sporting Goods Corp.	357	1,253
BMC Stock Holdings, Inc.(a)	2,008	33,614
Boot Barn Holdings, Inc.(a)	631	15,573
Buckle, Inc.	884	18,034
Caleres, Inc.	1,279	43,742
CarMax, Inc.(a)(b)	5,235	355,509
Carvana Co.(a)(b)	883	34,216
Cato Corp., Class A	507	9,775
Chico’s FAS, Inc.	3,622	27,781
Children’s Place, Inc.	492	73,505
Citi Trends, Inc.	277	7,016
Conn’s, Inc.(a)	641	17,807
Dick’s Sporting Goods, Inc.	2,462	87,081
DSW, Inc., Class A	2,120	56,286
Express, Inc.(a)	2,627	23,144
Five Below, Inc.(a)	1,678	190,990
Floor & Decor Holdings, Inc., Class A(a)	1,190	30,440
Foot Locker, Inc.	3,685	173,711
Francesca’s Holdings Corp.(a)	821	2,496
GameStop Corp., Class A	3,539	51,669
Gap, Inc.	6,925	189,052
Genesco, Inc.(a)	625	26,744
GNC Holdings, Inc., Class A(a)	3,255	11,978
Group 1 Automotive, Inc.	663	38,282

Security	Shares	Value
Specialty Retail (continued)
Guess?, Inc.	1,837	$39,018
Haverty Furniture Cos., Inc.	502	10,181
Hibbett Sports, Inc.(a)	427	7,460
Home Depot, Inc.	35,485	6,241,102
Hudson Ltd., Class A(a)	1,455	30,759
Kirkland’s, Inc.(a)	341	3,448
L Brands, Inc.	7,315	237,152
Lithia Motors, Inc., Class A	728	64,850
Lowe’s Cos., Inc.	25,088	2,388,879
Lumber Liquidators Holdings, Inc.(a)	1,004	12,008
MarineMax, Inc.(a)	449	10,219
Michaels Cos., Inc.(a)	3,572	56,616
Monro, Inc.(b)	1,015	75,516
National Vision Holdings, Inc.(a)	1,137	47,106
O’Reilly Automotive, Inc.(a)	2,431	779,743
Office Depot, Inc.	17,190	44,006
Party City Holdco, Inc.(a)(b)	1,128	11,810
Penske Automotive Group, Inc.	1,122	49,794
Pier 1 Imports, Inc.	1,225	1,948
Rent-A-Center, Inc.(a)	1,370	19,523
RH(a)	582	67,343
Ross Stores, Inc.	11,125	1,101,375
Sally Beauty Holdings, Inc.(a)(b)	3,488	62,121
Shoe Carnival, Inc.	372	15,152
Signet Jewelers Ltd.	1,788	100,217
Sleep Number Corp.(a)	1,074	39,061
Sonic Automotive, Inc., Class A	808	14,641
Sportsman’s Warehouse Holdings, Inc.(a)(b)	414	2,082
Systemax, Inc.	366	11,825
Tailored Brands, Inc.	1,674	35,171
Tiffany & Co.	3,889	432,846
Tile Shop Holdings, Inc.	1,702	11,063
Tilly’s, Inc., Class A	598	10,609
TJX Cos., Inc.	19,256	2,115,849
Tractor Supply Co.	3,857	354,420
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,781	488,920
Urban Outfitters, Inc.(a)	2,358	93,047
Williams-Sonoma, Inc.	2,637	156,585
Winmark Corp.	34	5,225
Zumiez, Inc.(a)	536	12,467

		18,721,907
Technology Hardware, Storage & Peripherals — 4.2%
3D Systems Corp.(a)(b)	3,456	41,748
Apple, Inc.	148,604	32,523,471
Avid Technology, Inc.(a)(b)	592	3,138
Cray, Inc.(a)	1,260	28,589
Diebold Nixdorf, Inc.	2,781	10,846
Eastman Kodak Co.(a)(b)	340	830
Electronics for Imaging, Inc.(a)	1,455	44,305
Hewlett Packard Enterprise Co.	46,682	711,900
HP, Inc.	49,093	1,185,105

27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp.(a)	1,186	$11,872
NCR Corp.(a)(b)	3,882	104,232
NetApp, Inc.	8,014	629,019
Pure Storage, Inc., Class A(a)	5,144	103,806
Stratasys Ltd.(a)	1,763	33,603
Synaptics, Inc.(a)	1,075	40,356
USA Technologies, Inc.(a)	1,580	9,164
Western Digital Corp.	8,960	385,907
Xerox Corp.	6,922	192,916

		36,060,807
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	1,220	117,096
Columbia Sportswear Co.	906	81,794
Crocs, Inc.(a)	2,399	49,275
Culp, Inc.	170	3,936
Deckers Outdoor Corp.(a)	1,006	127,933
Fossil Group, Inc.(a)(b)	1,424	30,915
G-III Apparel Group Ltd.(a)	1,377	54,887
Hanesbrands, Inc.	11,142	191,197
Lululemon Athletica, Inc.(a)	3,057	430,212
Michael Kors Holdings Ltd.(a)	4,482	248,348
Movado Group, Inc.	450	17,330
NIKE, Inc., Class B	38,482	2,887,689
Oxford Industries, Inc.	585	52,053
PVH Corp.	2,415	291,708
Ralph Lauren Corp.	1,707	221,244
Rocky Brands, Inc.	309	8,874
Skechers U.S.A., Inc., Class A(a)	4,241	121,165
Steven Madden Ltd.	2,896	90,558
Tapestry, Inc.	9,000	380,790
Under Armour, Inc., Class A(a)	5,336	117,979
Under Armour, Inc., Class C(a)	6,394	126,793
Unifi, Inc.(a)	322	7,371
Vera Bradley, Inc.(a)	696	9,180
VF Corp.	9,872	818,191
Wolverine World Wide, Inc.	2,950	103,751

		6,590,269
Thrifts & Mortgage Finance — 0.2%
Axos Financial, Inc.(a)(b)	1,972	59,870
Banc of California, Inc.	1,360	21,692
BankFinancial Corp.	603	8,514
Beneficial Bancorp, Inc.	1,762	27,540
Berkshire Hills Bancorp, Inc.	1,243	41,479
Brookline Bancorp, Inc.	2,260	35,030
Capitol Federal Financial, Inc.	5,823	72,264
Columbia Financial, Inc.(a)	1,426	21,504
Dime Community Bancshares, Inc.	995	16,039
Entegra Financial Corp.(a)	170	3,857
Essent Group Ltd.(a)	2,977	117,353
Federal Agricultural Mortgage Corp., Class C	263	18,368

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	610	$16,604
Flagstar Bancorp, Inc.(a)	908	27,957
Flushing Financial Corp.	756	17,154
Greene County Bancorp, Inc.	392	12,572
Hingham Institution for Savings	79	16,084
Home Bancorp, Inc.	190	7,551
HomeStreet, Inc.(a)	1,097	28,500
Impac Mortgage Holdings, Inc.(a)	232	1,204
Kearny Financial Corp.	3,052	39,493
Ladder Capital Corp.	2,619	44,104
LendingTree, Inc.(a)	254	51,229
Merchants Bancorp	405	9,315
Meridian Bancorp, Inc.	1,376	21,796
Meta Financial Group, Inc.	945	23,852
MGIC Investment Corp.(a)	11,798	144,054
Mr Cooper Group, Inc.(a)(b)	22	319
New York Community Bancorp, Inc.	14,777	141,564
NMI Holdings, Inc., Class A(a)	2,174	45,958
Northfield Bancorp, Inc.	1,190	15,672
Northwest Bancshares, Inc.	2,604	42,029
OceanFirst Financial Corp.	1,828	46,285
Ocwen Financial Corp.(a)	3,735	13,073
Oritani Financial Corp.	1,043	15,238
PCSB Financial Corp.	450	8,424
Provident Bancorp, Inc.(a)	433	10,838
Provident Financial Services, Inc.	1,941	47,360
Radian Group, Inc.	6,995	134,234
Southern Missouri Bancorp, Inc.	347	11,684
Territorial Bancorp, Inc.	536	14,601
TFS Financial Corp.	1,417	20,844
TrustCo Bank Corp. NY	1,531	11,467
United Community Financial Corp.	695	6,359
United Financial Bancorp, Inc.	1,299	20,070
Walker & Dunlop, Inc.	946	39,694
Washington Federal, Inc.	3,037	85,522
Waterstone Financial, Inc.	804	13,137
WSFS Financial Corp.	997	42,402

		1,691,753
Tobacco — 0.9%
22nd Century Group, Inc.(a)(b)	4,139	10,016
Altria Group, Inc.	58,039	3,774,857
Philip Morris International, Inc.	47,663	4,197,680
Turning Point Brands, Inc.	273	11,220
Universal Corp.	807	54,763
Vector Group Ltd.	3,878	52,431

		8,100,967
Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,047	116,091
Aircastle Ltd.	1,676	32,565
Applied Industrial Technologies, Inc.	1,275	83,806
Beacon Roofing Supply, Inc.(a)	2,092	58,388

28

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.(a)(b)	266	$6,264
CAI International, Inc.(a)	573	14,273
DXP Enterprises, Inc.(a)	556	17,670
Fastenal Co.	9,042	464,849
Foundation Building Materials, Inc.(a)	572	5,451
GATX Corp.	1,166	87,368
GMS, Inc.(a)	1,078	17,722
H&E Equipment Services, Inc.	1,091	26,282
HD Supply Holdings, Inc.(a)	5,910	222,039
Herc Holdings, Inc.(a)	760	24,366
Kaman Corp.	920	58,438
Lawson Products, Inc.(a)	478	15,803
MRC Global, Inc.(a)	2,394	37,897
MSC Industrial Direct Co., Inc., Class A	1,398	113,322
Nexeo Solutions, Inc.(a)	966	10,095
NOW, Inc.(a)	3,477	44,645
Rush Enterprises, Inc., Class A	823	29,126
Rush Enterprises, Inc., Class B	266	9,592
SiteOne Landscape Supply, Inc.(a)(b)	1,243	84,574
Textainer Group Holdings Ltd.(a)(b)	625	7,331
Titan Machinery, Inc.(a)	378	5,387
Triton International Ltd.	1,626	52,308
United Rentals, Inc.(a)	2,441	293,091
Univar, Inc.(a)	3,678	90,552
Veritiv Corp.(a)	406	13,536
W.W. Grainger, Inc.	1,423	404,089
Watsco, Inc.	980	145,216
WESCO International, Inc.(a)	1,485	74,517

		2,666,653
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,573	95,072
Wesco Aircraft Holdings, Inc.(a)	1,784	18,161

		113,233
Water Utilities — 0.1%
American States Water Co.	1,117	68,383
American Water Works Co., Inc.	5,259	465,579
Aqua America, Inc.	5,536	180,086
Artesian Resources Corp., Class A	493	18,039
Cadiz, Inc.(a)(b)	459	5,104
California Water Service Group	1,529	64,218
Connecticut Water Service, Inc.	397	27,441
Consolidated Water Co. Ltd.	1,363	16,765

Security	Shares	Value
Water Utilities (continued)
Evoqua Water Technologies Corp.(a)	2,386	$22,906
Global Water Resources, Inc.	2,718	30,278
Middlesex Water Co.	482	21,690
SJW Group	522	31,701
York Water Co.	487	15,165

		967,355
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	1,078	33,774
NII Holdings, Inc.(a)(b)	2,730	16,981
RingCentral, Inc., Class A(a)	1,828	142,090
Shenandoah Telecommunications Co.	1,455	55,319
Spok Holdings, Inc.	353	4,949
Sprint Corp.(a)	20,592	126,023
T-Mobile U.S., Inc.(a)	9,641	660,891
Telephone & Data Systems, Inc.	3,183	98,132
United States Cellular Corp.(a)	438	20,923

		1,159,082

Total Common Stocks — 98.0% (Cost — $707,320,303)		846,660,501

Investment Companies — 0.9%
iShares Russell 3000 ETF(b)(f)	47,215	7,535,042

Total Investment Companies — 0.9% (Cost — $7,639,741)		7,535,042

Total Long-Term Investments — 98.9% (Cost — $714,960,044)		854,195,543

Short-Term Securities — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(d)(e)(f)	20,707,089	20,711,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(d)(f)	11,211,684	11,211,684

Total Short-Term Securities — 3.7% (Cost — $31,920,772)		31,922,914

Total Investments — 102.6% (Cost — $746,880,816)		886,118,457
Liabilities in Excess of Other Assets — (2.6)%		(22,079,310)

Net Assets — 100.0%		$864,039,147

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

29

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund

(f)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,141,690	1,565,399	(b)	—	20,707,089	$20,711,230	$36,612	(c)	$446	$(1,866)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,830,428	6,381,256	(b)	—	11,211,684	11,211,684	—		—	—
BlackRock, Inc.	3,881	—		(75)	3,806	1,565,865	12,148		(4,649)	(344,128)
PNC Financial Services Group, Inc.	14,821	—		(654)	14,167	1,820,318	13,459		(8,998)	(222,894)
PennyMac Mortgage Investment Trust	1,874	—		—	1,874	36,187	881		—	37
iShares Russell 3000 ETF	16,310	49,439		(18,534)	47,215	7,535,042	16,316		29,906	(270,256)

						$42,880,326	$79,416		$16,705	$(839,107)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
Radian	Radian Guaranty, Inc.
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)

Long Contracts:
Russell 2000 E-Mini Index	16	12/21/18	$1,210	$(77,489)
S&P 500 E-Mini Index	59	12/21/18	7,998	(388,856)

				$(466,345)

30

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$846,641,238	$17,702	$1,561	$846,660,501
Investment Companies	7,535,042	—	—	7,535,042
Short-Term Securities	31,922,914	—	—	31,922,914

	$886,099,194	$17,702	$1,561	$886,118,457

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(466,345)	$—	$—	$(466,345)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 19, 2018